UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025 | Class A: AHLAX

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$205	2.03%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -3.77% (with sales charges) and 2.07% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR
12/2015	$9,422	$10,000
01/2016	$9,874	$9,504
02/2016	$10,081	$9,491
03/2016	$9,846	$10,135
04/2016	$9,729	$10,174
05/2016	$9,458	$10,357
06/2016	$9,584	$10,384
07/2016	$9,612	$10,766
08/2016	$9,422	$10,782
09/2016	$9,151	$10,784
10/2016	$9,061	$10,587
11/2016	$9,223	$10,979
12/2016	$9,359	$11,196
01/2017	$9,196	$11,408
02/2017	$9,431	$11,861
03/2017	$9,440	$11,875
04/2017	$9,359	$11,997
05/2017	$9,422	$12,166
06/2017	$9,277	$12,242
07/2017	$9,548	$12,494
08/2017	$9,711	$12,532
09/2017	$9,449	$12,790
10/2017	$9,874	$13,089
11/2017	$9,774	$13,490
12/2017	$9,796	$13,640
01/2018	$10,510	$14,421
02/2018	$9,720	$13,890
03/2018	$9,655	$13,537
04/2018	$9,551	$13,589
05/2018	$9,570	$13,916
06/2018	$9,664	$14,002
07/2018	$9,589	$14,523
08/2018	$9,805	$14,996
09/2018	$9,608	$15,081
10/2018	$9,636	$14,050
11/2018	$9,720	$14,337
12/2018	$10,012	$12,931
01/2019	$9,611	$14,087
02/2019	$9,563	$14,540
03/2019	$9,849	$14,822
04/2019	$10,136	$15,422
05/2019	$10,107	$14,442
06/2019	$10,117	$15,460
07/2019	$10,479	$15,682
08/2019	$10,871	$15,434
09/2019	$10,374	$15,723
10/2019	$9,935	$16,063
11/2019	$10,088	$16,646
12/2019	$10,008	$17,149
01/2020	$9,958	$17,142
02/2020	$10,206	$15,731
03/2020	$10,783	$13,788
04/2020	$10,654	$15,555
05/2020	$10,495	$16,296
06/2020	$10,286	$16,620
07/2020	$10,524	$17,558
08/2020	$10,624	$18,820
09/2020	$10,296	$18,105
10/2020	$10,137	$17,623
11/2020	$10,465	$19,552
12/2020	$11,050	$20,304
01/2021	$11,029	$20,099
02/2021	$11,563	$20,653
03/2021	$11,689	$21,558
04/2021	$11,919	$22,708
05/2021	$12,118	$22,867
06/2021	$12,034	$23,401
07/2021	$12,003	$23,956
08/2021	$11,908	$24,685
09/2021	$11,846	$23,537
10/2021	$12,086	$25,186
11/2021	$11,584	$25,011
12/2021	$11,590	$26,132
01/2022	$11,578	$24,780
02/2022	$11,826	$24,038
03/2022	$12,713	$24,931
04/2022	$13,128	$22,757
05/2022	$13,038	$22,798
06/2022	$13,162	$20,916
07/2022	$12,848	$22,845
08/2022	$13,286	$21,913
09/2022	$14,330	$19,895
10/2022	$14,139	$21,506
11/2022	$13,544	$22,708
12/2022	$13,505	$21,399
01/2023	$13,571	$22,744
02/2023	$13,479	$22,189
03/2023	$13,002	$23,004
04/2023	$13,108	$23,363
05/2023	$13,174	$23,464
06/2023	$13,386	$25,015
07/2023	$13,293	$25,818
08/2023	$12,763	$25,407
09/2023	$13,293	$24,196
10/2023	$13,267	$23,687
11/2023	$12,763	$25,850
12/2023	$12,937	$27,025
01/2024	$12,777	$27,479
02/2024	$13,402	$28,946
03/2024	$13,987	$29,878
04/2024	$14,346	$28,657
05/2024	$14,120	$30,078
06/2024	$13,908	$31,157
07/2024	$13,535	$31,537
08/2024	$13,043	$32,302
09/2024	$13,203	$32,992
10/2024	$12,924	$32,692
11/2024	$12,910	$34,612
12/2024	$13,158	$33,786
01/2025	$13,011	$34,727
02/2025	$12,572	$34,274
03/2025	$12,399	$32,343
04/2025	$11,680	$32,124
05/2025	$11,506	$34,146
06/2025	$11,853	$35,882
07/2025	$11,720	$36,687
08/2025	$11,986	$37,431
09/2025	$12,638	$38,797
10/2025	$12,945	$39,706
11/2025	$13,171	$39,803
12/2025	$13,430	$39,827

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	2.07%	3.98%	3.61%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(3.77)%	2.76%	2.99%
S&P 500® Index TR	17.88%	14.42%	14.82%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the A Class increased from 0.00% to 1.85% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025

Class A: AHLAX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_A 1225

American Beacon

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025 | Class C: AHLCX

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$280	2.78%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 0.51% (with sales charges) and 1.51% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR
12/2015	$10,000	$10,000
01/2016	$10,474	$9,504
02/2016	$10,687	$9,491
03/2016	$10,435	$10,135
04/2016	$10,300	$10,174
05/2016	$10,000	$10,357
06/2016	$10,135	$10,384
07/2016	$10,164	$10,766
08/2016	$9,952	$10,782
09/2016	$9,662	$10,784
10/2016	$9,555	$10,587
11/2016	$9,720	$10,979
12/2016	$9,855	$11,196
01/2017	$9,681	$11,408
02/2017	$9,923	$11,861
03/2017	$9,932	$11,875
04/2017	$9,826	$11,997
05/2017	$9,894	$12,166
06/2017	$9,739	$12,242
07/2017	$10,019	$12,494
08/2017	$10,184	$12,532
09/2017	$9,903	$12,790
10/2017	$10,338	$13,089
11/2017	$10,232	$13,490
12/2017	$10,255	$13,640
01/2018	$10,991	$14,421
02/2018	$10,164	$13,890
03/2018	$10,084	$13,537
04/2018	$9,973	$13,589
05/2018	$9,983	$13,916
06/2018	$10,074	$14,002
07/2018	$9,993	$14,523
08/2018	$10,205	$14,996
09/2018	$9,993	$15,081
10/2018	$10,023	$14,050
11/2018	$10,094	$14,337
12/2018	$10,399	$12,931
01/2019	$9,973	$14,087
02/2019	$9,922	$14,540
03/2019	$10,216	$14,822
04/2019	$10,500	$15,422
05/2019	$10,460	$14,442
06/2019	$10,470	$15,460
07/2019	$10,835	$15,682
08/2019	$11,231	$15,434
09/2019	$10,713	$15,723
10/2019	$10,257	$16,063
11/2019	$10,409	$16,646
12/2019	$10,317	$17,149
01/2020	$10,254	$17,142
02/2020	$10,506	$15,731
03/2020	$11,095	$13,788
04/2020	$10,948	$15,555
05/2020	$10,790	$16,296
06/2020	$10,559	$16,620
07/2020	$10,801	$17,558
08/2020	$10,895	$18,820
09/2020	$10,548	$18,105
10/2020	$10,380	$17,623
11/2020	$10,717	$19,552
12/2020	$11,310	$20,304
01/2021	$11,266	$20,099
02/2021	$11,817	$20,653
03/2021	$11,938	$21,558
04/2021	$12,169	$22,708
05/2021	$12,356	$22,867
06/2021	$12,257	$23,401
07/2021	$12,224	$23,956
08/2021	$12,125	$24,685
09/2021	$12,048	$23,537
10/2021	$12,279	$25,186
11/2021	$11,762	$25,011
12/2021	$11,763	$26,132
01/2022	$11,740	$24,780
02/2022	$11,999	$24,038
03/2022	$12,881	$24,931
04/2022	$13,293	$22,757
05/2022	$13,199	$22,798
06/2022	$13,316	$20,916
07/2022	$12,987	$22,845
08/2022	$13,422	$21,913
09/2022	$14,481	$19,895
10/2022	$14,269	$21,506
11/2022	$13,669	$22,708
12/2022	$13,612	$21,399
01/2023	$13,681	$22,744
02/2023	$13,570	$22,189
03/2023	$13,084	$23,004
04/2023	$13,181	$23,363
05/2023	$13,237	$23,464
06/2023	$13,459	$25,015
07/2023	$13,348	$25,818
08/2023	$12,807	$25,407
09/2023	$13,348	$24,196
10/2023	$13,306	$23,687
11/2023	$12,793	$25,850
12/2023	$12,959	$27,025
01/2024	$12,793	$27,479
02/2024	$13,403	$28,946
03/2024	$13,972	$29,878
04/2024	$14,333	$28,657
05/2024	$14,097	$30,078
06/2024	$13,875	$31,157
07/2024	$13,501	$31,537
08/2024	$13,015	$32,302
09/2024	$13,168	$32,992
10/2024	$12,862	$32,692
11/2024	$12,848	$34,612
12/2024	$13,084	$33,786
01/2025	$12,932	$34,727
02/2025	$12,488	$34,274
03/2025	$12,321	$32,343
04/2025	$11,586	$32,124
05/2025	$11,405	$34,146
06/2025	$11,752	$35,882
07/2025	$11,614	$36,687
08/2025	$11,877	$37,431
09/2025	$12,502	$38,797
10/2025	$12,807	$39,706
11/2025	$13,029	$39,803
12/2025	$13,281	$39,827

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	1.51%	3.27%	2.88%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	0.51%	3.27%	2.88%
S&P 500® Index TR	17.88%	14.42%	14.82%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the C Class increased from 0.00% to 2.62% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025

Class C: AHLCX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_C 1225

American Beacon

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025 | Investor Class: AHLPX

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$212	2.10%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 2.15% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR
12/2015	$10,000	$10,000
01/2016	$10,480	$9,504
02/2016	$10,701	$9,491
03/2016	$10,451	$10,135
04/2016	$10,327	$10,174
05/2016	$10,038	$10,357
06/2016	$10,173	$10,384
07/2016	$10,211	$10,766
08/2016	$10,000	$10,782
09/2016	$9,712	$10,784
10/2016	$9,616	$10,587
11/2016	$9,789	$10,979
12/2016	$9,933	$11,196
01/2017	$9,760	$11,408
02/2017	$10,019	$11,861
03/2017	$10,029	$11,875
04/2017	$9,933	$11,997
05/2017	$10,010	$12,166
06/2017	$9,846	$12,242
07/2017	$10,144	$12,494
08/2017	$10,317	$12,532
09/2017	$10,038	$12,790
10/2017	$10,480	$13,089
11/2017	$10,384	$13,490
12/2017	$10,407	$13,640
01/2018	$11,167	$14,421
02/2018	$10,327	$13,890
03/2018	$10,257	$13,537
04/2018	$10,147	$13,589
05/2018	$10,167	$13,916
06/2018	$10,267	$14,002
07/2018	$10,187	$14,523
08/2018	$10,417	$14,996
09/2018	$10,207	$15,081
10/2018	$10,237	$14,050
11/2018	$10,327	$14,337
12/2018	$10,631	$12,931
01/2019	$10,215	$14,087
02/2019	$10,164	$14,540
03/2019	$10,468	$14,822
04/2019	$10,762	$15,422
05/2019	$10,742	$14,442
06/2019	$10,752	$15,460
07/2019	$11,138	$15,682
08/2019	$11,554	$15,434
09/2019	$11,026	$15,723
10/2019	$10,560	$16,063
11/2019	$10,722	$16,646
12/2019	$10,639	$17,149
01/2020	$10,576	$17,142
02/2020	$10,840	$15,731
03/2020	$11,464	$13,788
04/2020	$11,316	$15,555
05/2020	$11,157	$16,296
06/2020	$10,935	$16,620
07/2020	$11,189	$17,558
08/2020	$11,294	$18,820
09/2020	$10,935	$18,105
10/2020	$10,766	$17,623
11/2020	$11,125	$19,552
12/2020	$11,749	$20,304
01/2021	$11,715	$20,099
02/2021	$12,283	$20,653
03/2021	$12,416	$21,558
04/2021	$12,661	$22,708
05/2021	$12,872	$22,867
06/2021	$12,772	$23,401
07/2021	$12,739	$23,956
08/2021	$12,650	$24,685
09/2021	$12,572	$23,537
10/2021	$12,828	$25,186
11/2021	$12,294	$25,011
12/2021	$12,300	$26,132
01/2022	$12,276	$24,780
02/2022	$12,550	$24,038
03/2022	$13,480	$24,931
04/2022	$13,921	$22,757
05/2022	$13,837	$22,798
06/2022	$13,957	$20,916
07/2022	$13,635	$22,845
08/2022	$14,088	$21,913
09/2022	$15,208	$19,895
10/2022	$14,994	$21,506
11/2022	$14,374	$22,708
12/2022	$14,326	$21,399
01/2023	$14,396	$22,744
02/2023	$14,298	$22,189
03/2023	$13,793	$23,004
04/2023	$13,905	$23,363
05/2023	$13,975	$23,464
06/2023	$14,200	$25,015
07/2023	$14,102	$25,818
08/2023	$13,541	$25,407
09/2023	$14,116	$24,196
10/2023	$14,088	$23,687
11/2023	$13,541	$25,850
12/2023	$13,724	$27,025
01/2024	$13,555	$27,479
02/2024	$14,218	$28,946
03/2024	$14,840	$29,878
04/2024	$15,221	$28,657
05/2024	$14,981	$30,078
06/2024	$14,755	$31,157
07/2024	$14,360	$31,537
08/2024	$13,851	$32,302
09/2024	$14,021	$32,992
10/2024	$13,710	$32,692
11/2024	$13,710	$34,612
12/2024	$13,963	$33,786
01/2025	$13,807	$34,727
02/2025	$13,340	$34,274
03/2025	$13,156	$32,343
04/2025	$12,391	$32,124
05/2025	$12,207	$34,146
06/2025	$12,589	$35,882
07/2025	$12,448	$36,687
08/2025	$12,731	$37,431
09/2025	$13,411	$38,797
10/2025	$13,736	$39,706
11/2025	$13,991	$39,803
12/2025	$14,263	$39,827

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	2.15%	3.95%	3.61%
S&P 500® Index TR	17.88%	14.42%	14.82%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Investor Class increased from 0.00% to 1.94% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025

Investor Class: AHLPX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_Investor 1225

American Beacon

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025 | Class R5: AHLIX

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$171	1.69%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 2.54% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR
12/2015	$250,000	$250,000
01/2016	$262,189	$237,594
02/2016	$267,925	$237,274
03/2016	$261,711	$253,370
04/2016	$258,604	$254,352
05/2016	$251,434	$258,920
06/2016	$254,780	$259,591
07/2016	$255,736	$269,161
08/2016	$250,717	$269,540
09/2016	$243,786	$269,590
10/2016	$241,396	$264,673
11/2016	$245,698	$274,475
12/2016	$249,283	$279,900
01/2017	$244,981	$285,208
02/2017	$251,673	$296,534
03/2017	$251,912	$296,879
04/2017	$249,522	$299,928
05/2017	$251,673	$304,149
06/2017	$247,849	$306,047
07/2017	$255,019	$312,340
08/2017	$259,560	$313,297
09/2017	$252,629	$319,759
10/2017	$263,862	$327,221
11/2017	$261,472	$337,257
12/2017	$262,280	$341,007
01/2018	$281,423	$360,531
02/2018	$260,540	$347,242
03/2018	$258,800	$338,418
04/2018	$256,065	$339,716
05/2018	$256,562	$347,897
06/2018	$259,297	$350,039
07/2018	$257,308	$363,065
08/2018	$263,026	$374,896
09/2018	$258,054	$377,029
10/2018	$258,800	$351,259
11/2018	$261,037	$358,417
12/2018	$268,877	$323,268
01/2019	$258,497	$352,184
02/2019	$257,231	$363,492
03/2019	$265,080	$370,556
04/2019	$272,675	$385,559
05/2019	$272,169	$361,058
06/2019	$272,422	$386,504
07/2019	$282,296	$392,059
08/2019	$292,930	$385,848
09/2019	$279,764	$393,068
10/2019	$267,865	$401,581
11/2019	$272,169	$416,158
12/2019	$270,035	$428,719
01/2020	$268,712	$428,551
02/2020	$275,589	$393,273
03/2020	$291,193	$344,699
04/2020	$287,755	$388,887
05/2020	$283,788	$407,409
06/2020	$277,969	$415,511
07/2020	$284,581	$438,940
08/2020	$287,490	$470,491
09/2020	$278,498	$452,614
10/2020	$274,266	$440,577
11/2020	$283,259	$488,804
12/2020	$299,129	$507,598
01/2021	$298,292	$502,473
02/2021	$313,081	$516,329
03/2021	$316,709	$538,942
04/2021	$322,848	$567,705
05/2021	$328,428	$571,670
06/2021	$326,196	$585,015
07/2021	$325,359	$598,912
08/2021	$322,848	$617,123
09/2021	$321,173	$588,420
10/2021	$327,591	$629,646
11/2021	$314,197	$625,283
12/2021	$314,439	$653,306
01/2022	$314,140	$619,499
02/2022	$321,034	$600,951
03/2022	$345,014	$623,264
04/2022	$356,405	$568,914
05/2022	$354,306	$569,958
06/2022	$357,604	$522,911
07/2022	$349,211	$571,126
08/2022	$361,201	$547,834
09/2022	$389,677	$497,380
10/2022	$384,581	$537,648
11/2022	$368,694	$567,694
12/2022	$367,662	$534,987
01/2023	$369,426	$568,602
02/2023	$366,956	$554,729
03/2023	$354,254	$575,095
04/2023	$357,077	$584,071
05/2023	$359,194	$586,610
06/2023	$365,192	$625,371
07/2023	$362,722	$645,461
08/2023	$348,256	$635,184
09/2023	$363,075	$604,900
10/2023	$362,369	$592,181
11/2023	$348,608	$646,262
12/2023	$353,514	$675,622
01/2024	$349,233	$686,975
02/2024	$366,356	$723,657
03/2024	$382,409	$746,940
04/2024	$392,397	$716,432
05/2024	$386,333	$751,956
06/2024	$380,625	$778,937
07/2024	$370,637	$788,419
08/2024	$357,438	$807,543
09/2024	$362,075	$824,790
10/2024	$353,871	$817,311
11/2024	$353,871	$865,288
12/2024	$360,849	$844,661
01/2025	$356,903	$868,182
02/2025	$344,708	$856,854
03/2025	$340,403	$808,575
04/2025	$320,675	$803,092
05/2025	$316,012	$853,643
06/2025	$325,697	$897,053
07/2025	$322,110	$917,185
08/2025	$330,001	$935,778
09/2025	$347,577	$969,934
10/2025	$356,186	$992,644
11/2025	$362,642	$995,077
12/2025	$370,016	$995,686

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	2.54%	4.35%	4.00%
S&P 500® Index TR	17.88%	14.42%	14.82%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the R5 Class increased from 0.00% to 1.53% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025

Class R5: AHLIX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_R5 1225

American Beacon

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025 | Class Y: AHLYX

This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$183	1.81%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 2.42% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR
12/2015	$100,000	$100,000
01/2016	$104,885	$95,038
02/2016	$107,088	$94,909
03/2016	$104,693	$101,348
04/2016	$103,448	$101,741
05/2016	$100,479	$103,568
06/2016	$101,916	$103,836
07/2016	$102,299	$107,665
08/2016	$100,287	$107,816
09/2016	$97,414	$107,836
10/2016	$96,456	$105,869
11/2016	$98,180	$109,790
12/2016	$99,617	$111,960
01/2017	$97,893	$114,083
02/2017	$100,479	$118,613
03/2017	$100,670	$118,752
04/2017	$99,713	$119,971
05/2017	$100,479	$121,660
06/2017	$98,946	$122,419
07/2017	$101,916	$124,936
08/2017	$103,640	$125,319
09/2017	$100,862	$127,904
10/2017	$105,364	$130,888
11/2017	$104,406	$134,903
12/2017	$104,730	$136,403
01/2018	$112,303	$144,212
02/2018	$103,933	$138,897
03/2018	$103,235	$135,367
04/2018	$102,139	$135,887
05/2018	$102,438	$139,159
06/2018	$103,434	$140,015
07/2018	$102,737	$145,226
08/2018	$105,029	$149,958
09/2018	$102,936	$150,812
10/2018	$103,235	$140,504
11/2018	$104,132	$143,367
12/2018	$107,318	$129,307
01/2019	$103,058	$140,874
02/2019	$102,550	$145,397
03/2019	$105,695	$148,222
04/2019	$108,738	$154,224
05/2019	$108,434	$144,423
06/2019	$108,637	$154,602
07/2019	$112,491	$156,823
08/2019	$116,751	$154,339
09/2019	$111,477	$157,227
10/2019	$106,811	$160,633
11/2019	$108,434	$166,463
12/2019	$107,678	$171,488
01/2020	$107,043	$171,420
02/2020	$109,796	$157,309
03/2020	$116,043	$137,879
04/2020	$114,666	$155,555
05/2020	$112,972	$162,963
06/2020	$110,749	$166,204
07/2020	$113,396	$175,576
08/2020	$114,454	$188,196
09/2020	$110,960	$181,045
10/2020	$109,161	$176,231
11/2020	$112,866	$195,522
12/2020	$119,205	$203,039
01/2021	$118,870	$200,989
02/2021	$124,680	$206,532
03/2021	$126,132	$215,577
04/2021	$128,701	$227,082
05/2021	$130,824	$228,668
06/2021	$129,930	$234,006
07/2021	$129,595	$239,565
08/2021	$128,701	$246,849
09/2021	$127,919	$235,368
10/2021	$130,601	$251,858
11/2021	$125,126	$250,113
12/2021	$125,330	$261,322
01/2022	$125,090	$247,800
02/2022	$127,851	$240,380
03/2022	$137,455	$249,305
04/2022	$142,017	$227,566
05/2022	$141,177	$227,983
06/2022	$142,377	$209,165
07/2022	$139,136	$228,450
08/2022	$143,818	$219,134
09/2022	$155,223	$198,952
10/2022	$153,182	$215,059
11/2022	$146,819	$227,078
12/2022	$146,439	$213,995
01/2023	$147,146	$227,441
02/2023	$146,157	$221,891
03/2023	$141,068	$230,038
04/2023	$142,199	$233,629
05/2023	$142,906	$234,644
06/2023	$145,309	$250,148
07/2023	$144,319	$258,184
08/2023	$138,524	$254,074
09/2023	$144,461	$241,960
10/2023	$144,178	$236,872
11/2023	$138,665	$258,505
12/2023	$140,600	$270,249
01/2024	$138,887	$274,790
02/2024	$145,739	$289,463
03/2024	$152,020	$298,776
04/2024	$156,016	$286,573
05/2024	$153,590	$300,782
06/2024	$151,306	$311,575
07/2024	$147,309	$315,368
08/2024	$142,028	$323,017
09/2024	$143,883	$329,916
10/2024	$140,743	$326,924
11/2024	$140,743	$346,115
12/2024	$143,393	$337,864
01/2025	$141,816	$347,273
02/2025	$137,084	$342,742
03/2025	$135,220	$323,430
04/2025	$127,477	$321,237
05/2025	$125,469	$341,457
06/2025	$129,341	$358,821
07/2025	$128,050	$366,874
08/2025	$131,062	$374,311
09/2025	$138,088	$387,974
10/2025	$141,386	$397,058
11/2025	$143,967	$398,031
12/2025	$146,863	$398,274

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	2.42%	4.26%	3.92%
S&P 500® Index TR	17.88%	14.42%	14.82%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

What did the Fund invest in?

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Y Class increased from 0.00% to 1.65% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Annual Shareholder Report - December 31, 2025

Class Y: AHLYX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_Y 1225

American Beacon

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025 | Class A: AHTAX

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.45%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.83% (with sales charges) and 8.04% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Cumulative Performance from December 31, 2018 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$9,425	$10,000	$10,000	$10,000
01/2019	$9,934	$10,894	$10,106	$10,484
02/2019	$10,038	$11,244	$10,118	$10,702
03/2019	$10,566	$11,463	$10,299	$10,887
04/2019	$10,688	$11,927	$10,305	$11,140
05/2019	$10,650	$11,169	$10,454	$10,828
06/2019	$11,311	$11,956	$10,600	$11,279
07/2019	$11,566	$12,128	$10,684	$11,399
08/2019	$11,897	$11,936	$10,926	$11,374
09/2019	$11,859	$12,159	$10,875	$11,516
10/2019	$11,802	$12,423	$10,857	$11,643
11/2019	$11,830	$12,873	$10,844	$11,860
12/2019	$11,968	$13,262	$10,822	$12,018
01/2020	$12,107	$13,257	$11,017	$12,090
02/2020	$11,554	$12,166	$11,152	$11,569
03/2020	$11,396	$10,663	$10,978	$10,619
04/2020	$11,445	$12,030	$11,156	$11,361
05/2020	$11,574	$12,603	$11,188	$11,697
06/2020	$11,741	$12,853	$11,243	$11,887
07/2020	$12,018	$13,578	$11,366	$12,184
08/2020	$12,166	$14,554	$11,284	$12,608
09/2020	$11,998	$14,001	$11,325	$12,410
10/2020	$11,830	$13,629	$11,326	$12,185
11/2020	$12,383	$15,121	$11,391	$13,095
12/2020	$12,580	$15,702	$11,426	$13,390
01/2021	$12,510	$15,544	$11,364	$13,301
02/2021	$12,401	$15,972	$11,187	$13,430
03/2021	$12,530	$16,672	$11,143	$13,747
04/2021	$12,629	$17,561	$11,173	$14,097
05/2021	$12,907	$17,684	$11,197	$14,199
06/2021	$13,343	$18,097	$11,252	$14,425
07/2021	$14,048	$18,527	$11,392	$14,646
08/2021	$14,236	$19,090	$11,369	$14,870
09/2021	$13,859	$18,202	$11,262	$14,487
10/2021	$14,127	$19,478	$11,232	$14,952
11/2021	$13,919	$19,343	$11,312	$14,865
12/2021	$14,286	$20,209	$11,267	$15,201
01/2022	$13,696	$19,164	$11,090	$14,658
02/2022	$13,589	$18,590	$10,942	$14,347
03/2022	$13,542	$19,280	$10,706	$14,494
04/2022	$12,975	$17,599	$10,418	$13,748
05/2022	$12,975	$17,631	$10,404	$13,723
06/2022	$12,208	$16,176	$10,246	$13,008
07/2022	$12,893	$17,667	$10,507	$13,766
08/2022	$12,302	$16,947	$10,233	$13,342
09/2022	$11,771	$15,386	$9,904	$12,516
10/2022	$11,948	$16,632	$9,870	$13,040
11/2022	$12,350	$17,561	$10,122	$13,626
12/2022	$11,900	$16,549	$10,003	$13,150
01/2023	$12,422	$17,589	$10,233	$13,792
02/2023	$12,112	$17,160	$10,070	$13,581
03/2023	$12,447	$17,790	$10,293	$13,910
04/2023	$12,534	$18,068	$10,346	$14,079
05/2023	$12,285	$18,146	$10,305	$14,044
06/2023	$12,708	$19,345	$10,299	$14,526
07/2023	$13,130	$19,967	$10,302	$14,789
08/2023	$12,770	$19,649	$10,289	$14,632
09/2023	$12,546	$18,712	$10,112	$14,213
10/2023	$12,360	$18,319	$10,040	$13,954
11/2023	$12,820	$19,992	$10,385	$14,852
12/2023	$13,478	$20,900	$10,717	$15,420
01/2024	$13,465	$21,251	$10,696	$15,577
02/2024	$13,748	$22,386	$10,623	$15,969
03/2024	$14,352	$23,106	$10,719	$16,357
04/2024	$14,044	$22,162	$10,546	$15,941
05/2024	$14,468	$23,261	$10,640	$16,393
06/2024	$14,571	$24,096	$10,732	$16,684
07/2024	$14,725	$24,389	$10,939	$16,944
08/2024	$14,352	$24,981	$11,059	$17,212
09/2024	$14,751	$25,514	$11,187	$17,454
10/2024	$14,301	$25,283	$11,036	$17,272
11/2024	$14,635	$26,767	$11,167	$17,864
12/2024	$14,371	$26,129	$11,081	$17,610
01/2025	$14,654	$26,856	$11,124	$18,006
02/2025	$14,856	$26,506	$11,258	$17,993
03/2025	$14,479	$25,013	$11,211	$17,424
04/2025	$13,453	$24,843	$11,322	$17,454
05/2025	$13,615	$26,407	$11,284	$18,057
06/2025	$14,006	$27,749	$11,392	$18,542
07/2025	$14,033	$28,372	$11,383	$18,767
08/2025	$14,263	$28,947	$11,445	$19,047
09/2025	$14,775	$30,004	$11,530	$19,479
10/2025	$15,410	$30,707	$11,621	$19,844
11/2025	$15,518	$30,782	$11,645	$19,896
12/2025	$15,526	$30,801	$11,620	$19,949

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Class A without Sales ChargeFootnote Reference1	8.04%	4.30%	7.39%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	1.83%	3.08%	6.49%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025

Class A: AHTAX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_A 1225

American Beacon

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025 | Class C: AHACX

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.29%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 6.13% (with sales charges) and 7.13% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Cumulative Performance from December 31, 2018 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/31/2018	$10,000	$10,000	$10,000	$10,000
1/31/2019	$10,540	$10,894	$10,106	$10,484
2/28/2019	$10,650	$11,244	$10,118	$10,702
3/31/2019	$11,210	$11,463	$10,299	$10,887
4/30/2019	$11,340	$11,927	$10,305	$11,140
5/31/2019	$11,290	$11,169	$10,454	$10,828
6/30/2019	$11,991	$11,956	$10,600	$11,279
7/31/2019	$12,252	$12,128	$10,684	$11,399
8/31/2019	$12,602	$11,936	$10,926	$11,374
9/30/2019	$12,552	$12,159	$10,875	$11,516
10/31/2019	$12,482	$12,423	$10,857	$11,643
11/30/2019	$12,502	$12,873	$10,844	$11,860
12/31/2019	$12,635	$13,262	$10,822	$12,018
1/31/2020	$12,782	$13,257	$11,017	$12,090
2/29/2020	$12,186	$12,166	$11,152	$11,569
3/31/2020	$12,008	$10,663	$10,978	$10,619
4/30/2020	$12,061	$12,030	$11,156	$11,361
5/31/2020	$12,186	$12,603	$11,188	$11,697
6/30/2020	$12,353	$12,853	$11,243	$11,887
7/31/2020	$12,635	$13,578	$11,366	$12,184
8/31/2020	$12,792	$14,554	$11,284	$12,608
9/30/2020	$12,604	$14,001	$11,325	$12,410
10/31/2020	$12,416	$13,629	$11,326	$12,185
11/30/2020	$12,991	$15,121	$11,391	$13,095
12/31/2020	$13,188	$15,702	$11,426	$13,390
1/31/2021	$13,104	$15,544	$11,364	$13,301
2/28/2021	$12,978	$15,972	$11,187	$13,430
3/31/2021	$13,104	$16,672	$11,143	$13,747
4/30/2021	$13,199	$17,561	$11,173	$14,097
5/31/2021	$13,493	$17,684	$11,197	$14,199
6/30/2021	$13,934	$18,097	$11,252	$14,425
7/31/2021	$14,659	$18,527	$11,392	$14,646
8/31/2021	$14,848	$19,090	$11,369	$14,870
9/30/2021	$14,449	$18,202	$11,262	$14,487
10/31/2021	$14,712	$19,478	$11,232	$14,952
11/30/2021	$14,491	$19,343	$11,312	$14,865
12/31/2021	$14,863	$20,209	$11,267	$15,201
1/31/2022	$14,241	$19,164	$11,090	$14,658
2/28/2022	$14,116	$18,590	$10,942	$14,347
3/31/2022	$14,054	$19,280	$10,706	$14,494
4/30/2022	$13,469	$17,599	$10,418	$13,748
5/31/2022	$13,456	$17,631	$10,404	$13,723
6/30/2022	$12,647	$16,176	$10,246	$13,008
7/31/2022	$13,344	$17,667	$10,507	$13,766
8/31/2022	$12,734	$16,947	$10,233	$13,342
9/30/2022	$12,174	$15,386	$9,904	$12,516
10/31/2022	$12,349	$16,632	$9,870	$13,040
11/30/2022	$12,759	$17,561	$10,122	$13,626
12/31/2022	$12,287	$16,549	$10,003	$13,150
1/31/2023	$12,818	$17,589	$10,233	$13,792
2/28/2023	$12,481	$17,160	$10,070	$13,581
3/31/2023	$12,818	$17,790	$10,293	$13,910
4/30/2023	$12,909	$18,068	$10,346	$14,079
5/31/2023	$12,637	$18,146	$10,305	$14,044
6/30/2023	$13,090	$19,345	$10,299	$14,526
7/31/2023	$13,504	$19,967	$10,302	$14,789
8/31/2023	$13,129	$19,649	$10,289	$14,632
9/30/2023	$12,896	$18,712	$10,112	$14,213
10/31/2023	$12,701	$18,319	$10,040	$13,954
11/30/2023	$13,168	$19,992	$10,385	$14,852
12/31/2023	$13,834	$20,900	$10,717	$15,420
1/31/2024	$13,808	$21,251	$10,696	$15,577
2/29/2024	$14,101	$22,386	$10,623	$15,969
3/31/2024	$14,713	$23,106	$10,719	$16,357
4/30/2024	$14,394	$22,162	$10,546	$15,941
5/31/2024	$14,806	$23,261	$10,640	$16,393
6/30/2024	$14,913	$24,096	$10,732	$16,684
7/31/2024	$15,059	$24,389	$10,939	$16,944
8/31/2024	$14,673	$24,981	$11,059	$17,212
9/30/2024	$15,073	$25,514	$11,187	$17,454
10/31/2024	$14,593	$25,283	$11,036	$17,272
11/30/2024	$14,940	$26,767	$11,167	$17,864
12/31/2024	$14,652	$26,129	$11,081	$17,610
1/31/2025	$14,929	$26,856	$11,124	$18,006
2/28/2025	$15,123	$26,506	$11,258	$17,993
3/31/2025	$14,735	$25,013	$11,211	$17,424
4/30/2025	$13,682	$24,843	$11,322	$17,454
5/31/2025	$13,849	$26,407	$11,284	$18,057
6/30/2025	$14,223	$27,749	$11,392	$18,542
7/31/2025	$14,250	$28,372	$11,383	$18,767
8/31/2025	$14,458	$28,947	$11,445	$19,047
9/30/2025	$14,970	$30,004	$11,530	$19,479
10/31/2025	$15,607	$30,707	$11,621	$19,844
11/30/2025	$15,691	$30,782	$11,645	$19,896
12/31/2025	$15,696	$30,801	$11,620	$19,949

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Class C without Deferred Sales ChargeFootnote Reference1	7.13%	3.54%	6.65%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.13%	3.54%	6.65%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025

Class C: AHACX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_C 1225

American Beacon

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025 | Investor Class: AHTPX

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$168	1.62%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.73% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Cumulative Performance from December 31, 2018 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$10,000	$10,000	$10,000	$10,000
01/2019	$10,540	$10,894	$10,106	$10,484
02/2019	$10,640	$11,244	$10,118	$10,702
03/2019	$11,200	$11,463	$10,299	$10,887
04/2019	$11,320	$11,927	$10,305	$11,140
05/2019	$11,280	$11,169	$10,454	$10,828
06/2019	$11,990	$11,956	$10,600	$11,279
07/2019	$12,260	$12,128	$10,684	$11,399
08/2019	$12,620	$11,936	$10,926	$11,374
09/2019	$12,580	$12,159	$10,875	$11,516
10/2019	$12,520	$12,423	$10,857	$11,643
11/2019	$12,540	$12,873	$10,844	$11,860
12/2019	$12,685	$13,262	$10,822	$12,018
01/2020	$12,832	$13,257	$11,017	$12,090
02/2020	$12,257	$12,166	$11,152	$11,569
03/2020	$12,079	$10,663	$10,978	$10,619
04/2020	$12,142	$12,030	$11,156	$11,361
05/2020	$12,267	$12,603	$11,188	$11,697
06/2020	$12,445	$12,853	$11,243	$11,887
07/2020	$12,748	$13,578	$11,366	$12,184
08/2020	$12,905	$14,554	$11,284	$12,608
09/2020	$12,727	$14,001	$11,325	$12,410
10/2020	$12,550	$13,629	$11,326	$12,185
11/2020	$13,135	$15,121	$11,391	$13,095
12/2020	$13,342	$15,702	$11,426	$13,390
01/2021	$13,269	$15,544	$11,364	$13,301
02/2021	$13,143	$15,972	$11,187	$13,430
03/2021	$13,290	$16,672	$11,143	$13,747
04/2021	$13,384	$17,561	$11,173	$14,097
05/2021	$13,689	$17,684	$11,197	$14,199
06/2021	$14,151	$18,097	$11,252	$14,425
07/2021	$14,897	$18,527	$11,392	$14,646
08/2021	$15,086	$19,090	$11,369	$14,870
09/2021	$14,687	$18,202	$11,262	$14,487
10/2021	$14,971	$19,478	$11,232	$14,952
11/2021	$14,750	$19,343	$11,312	$14,865
12/2021	$15,134	$20,209	$11,267	$15,201
01/2022	$14,510	$19,164	$11,090	$14,658
02/2022	$14,398	$18,590	$10,942	$14,347
03/2022	$14,336	$19,280	$10,706	$14,494
04/2022	$13,749	$17,599	$10,418	$13,748
05/2022	$13,749	$17,631	$10,404	$13,723
06/2022	$12,926	$16,176	$10,246	$13,008
07/2022	$13,649	$17,667	$10,507	$13,766
08/2022	$13,026	$16,947	$10,233	$13,342
09/2022	$12,464	$15,386	$9,904	$12,516
10/2022	$12,651	$16,632	$9,870	$13,040
11/2022	$13,076	$17,561	$10,122	$13,626
12/2022	$12,593	$16,549	$10,003	$13,150
01/2023	$13,157	$17,589	$10,233	$13,792
02/2023	$12,816	$17,160	$10,070	$13,581
03/2023	$13,170	$17,790	$10,293	$13,910
04/2023	$13,275	$18,068	$10,346	$14,079
05/2023	$12,999	$18,146	$10,305	$14,044
06/2023	$13,471	$19,345	$10,299	$14,526
07/2023	$13,917	$19,967	$10,302	$14,789
08/2023	$13,537	$19,649	$10,289	$14,632
09/2023	$13,288	$18,712	$10,112	$14,213
10/2023	$13,104	$18,319	$10,040	$13,954
11/2023	$13,589	$19,992	$10,385	$14,852
12/2023	$14,291	$20,900	$10,717	$15,420
01/2024	$14,277	$21,251	$10,696	$15,577
02/2024	$14,589	$22,386	$10,623	$15,969
03/2024	$15,241	$23,106	$10,719	$16,357
04/2024	$14,902	$22,162	$10,546	$15,941
05/2024	$15,350	$23,261	$10,640	$16,393
06/2024	$15,459	$24,096	$10,732	$16,684
07/2024	$15,622	$24,389	$10,939	$16,944
08/2024	$15,228	$24,981	$11,059	$17,212
09/2024	$15,649	$25,514	$11,187	$17,454
10/2024	$15,160	$25,283	$11,036	$17,272
11/2024	$15,527	$26,767	$11,167	$17,864
12/2024	$15,249	$26,129	$11,081	$17,610
01/2025	$15,534	$26,856	$11,124	$18,006
02/2025	$15,747	$26,506	$11,258	$17,993
03/2025	$15,349	$25,013	$11,211	$17,424
04/2025	$14,252	$24,843	$11,322	$17,454
05/2025	$14,437	$26,407	$11,284	$18,057
06/2025	$14,850	$27,749	$11,392	$18,542
07/2025	$14,865	$28,372	$11,383	$18,767
08/2025	$15,107	$28,947	$11,445	$19,047
09/2025	$15,648	$30,004	$11,530	$19,479
10/2025	$16,317	$30,707	$11,621	$19,844
11/2025	$16,417	$30,782	$11,645	$19,896
12/2025	$16,428	$30,801	$11,620	$19,949

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Investor ClassFootnote Reference1	7.73%	4.25%	7.35%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025

Investor Class: AHTPX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_Investor 1225

American Beacon

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025 | Class R5: AHTIX

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$109	1.05%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 8.54% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Cumulative Performance from December 31, 2018 through December 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$250,000	$250,000	$250,000	$250,000
01/2019	$263,500	$272,362	$252,648	$262,091
02/2019	$266,250	$281,107	$252,952	$267,554
03/2019	$280,250	$286,570	$257,482	$272,171
04/2019	$283,500	$298,173	$257,635	$278,493
05/2019	$282,500	$279,225	$261,343	$270,711
06/2019	$300,250	$298,903	$265,007	$281,974
07/2019	$307,000	$303,199	$267,092	$284,970
08/2019	$315,750	$298,396	$273,150	$284,345
09/2019	$314,750	$303,979	$271,884	$287,902
10/2019	$313,500	$310,564	$271,414	$291,073
11/2019	$314,250	$321,837	$271,096	$296,510
12/2019	$317,913	$331,550	$270,540	$300,457
01/2020	$321,570	$331,420	$275,422	$302,257
02/2020	$307,202	$304,138	$278,793	$289,216
03/2020	$303,023	$266,573	$274,455	$265,468
04/2020	$304,590	$300,746	$278,897	$284,018
05/2020	$307,986	$315,070	$279,688	$292,418
06/2020	$312,427	$321,336	$281,084	$297,177
07/2020	$320,264	$339,455	$284,156	$304,602
08/2020	$324,182	$363,855	$282,096	$315,214
09/2020	$320,002	$350,029	$283,127	$310,257
10/2020	$315,562	$340,721	$283,147	$304,619
11/2020	$330,190	$378,018	$284,763	$327,385
12/2020	$335,698	$392,552	$285,638	$334,763
01/2021	$333,855	$388,588	$284,106	$332,526
02/2021	$330,959	$399,304	$279,687	$335,757
03/2021	$334,382	$416,792	$278,585	$343,683
04/2021	$337,278	$439,035	$279,313	$352,439
05/2021	$344,913	$442,102	$279,936	$354,970
06/2021	$356,498	$452,422	$281,301	$360,624
07/2021	$375,455	$463,170	$284,798	$366,154
08/2021	$380,458	$477,253	$284,227	$371,744
09/2021	$370,453	$455,056	$281,544	$362,172
10/2021	$377,562	$486,938	$280,808	$373,810
11/2021	$372,296	$483,564	$282,811	$371,630
12/2021	$381,967	$505,235	$281,664	$380,035
01/2022	$366,287	$479,091	$277,238	$366,448
02/2022	$363,465	$464,746	$273,551	$358,690
03/2022	$362,210	$482,002	$267,654	$362,343
04/2022	$347,471	$439,970	$260,460	$343,698
05/2022	$347,471	$440,778	$260,102	$343,088
06/2022	$326,773	$404,394	$256,155	$325,198
07/2022	$345,276	$441,681	$262,679	$344,148
08/2022	$329,596	$423,669	$255,822	$333,565
09/2022	$315,484	$384,649	$247,609	$312,913
10/2022	$320,501	$415,791	$246,762	$325,994
11/2022	$331,164	$439,027	$253,050	$340,657
12/2022	$318,978	$413,733	$250,064	$328,747
01/2023	$333,207	$439,729	$255,823	$344,810
02/2023	$324,934	$429,000	$251,743	$339,518
03/2023	$334,199	$444,751	$257,325	$347,766
04/2023	$336,516	$451,693	$258,650	$351,977
05/2023	$329,898	$453,656	$257,631	$351,115
06/2023	$341,810	$483,631	$257,478	$363,162
07/2023	$353,060	$499,168	$257,561	$369,718
08/2023	$343,795	$491,220	$257,237	$365,795
09/2023	$337,508	$467,800	$252,801	$355,316
10/2023	$332,876	$457,964	$251,007	$348,856
11/2023	$345,450	$499,788	$259,637	$371,292
12/2023	$363,376	$522,493	$267,934	$385,493
01/2024	$363,032	$531,273	$267,409	$389,423
02/2024	$370,954	$559,641	$265,574	$399,235
03/2024	$387,831	$577,647	$267,969	$408,929
04/2024	$379,220	$554,054	$263,655	$398,525
05/2024	$390,931	$581,526	$265,988	$409,824
06/2024	$394,031	$602,392	$268,296	$417,095
07/2024	$398,164	$609,725	$273,479	$423,595
08/2024	$388,520	$624,515	$276,474	$430,316
09/2024	$399,197	$637,853	$279,682	$436,352
10/2024	$387,142	$632,068	$275,897	$431,797
11/2024	$396,442	$669,171	$279,175	$446,607
12/2024	$389,270	$653,220	$277,032	$440,252
01/2025	$397,251	$671,410	$278,106	$450,167
02/2025	$402,693	$662,649	$281,454	$449,838
03/2025	$392,898	$625,313	$280,280	$435,614
04/2025	$364,963	$621,073	$283,039	$436,345
05/2025	$369,679	$660,166	$282,104	$451,422
06/2025	$380,200	$693,737	$284,805	$463,548
07/2025	$381,288	$709,307	$284,577	$469,174
08/2025	$387,456	$723,685	$286,137	$476,189
09/2025	$401,242	$750,100	$288,244	$486,975
10/2025	$419,018	$767,663	$290,520	$496,107
11/2025	$421,920	$769,544	$291,131	$497,405
12/2025	$422,512	$770,015	$290,507	$498,730

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Class R5Footnote Reference1	8.54%	4.71%	7.78%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025

Class R5: AHTIX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_R5 1225

American Beacon

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025 | Class Y: AHTYX

This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$133	1.28%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 8.18% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Cumulative Performance from December 31, 2018 through December 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$100,000	$100,000	$100,000	$100,000
01/2019	$105,400	$108,945	$101,059	$104,837
02/2019	$106,400	$112,443	$101,181	$107,022
03/2019	$112,100	$114,628	$102,993	$108,868
04/2019	$113,300	$119,269	$103,054	$111,397
05/2019	$112,900	$111,690	$104,537	$108,284
06/2019	$120,000	$119,561	$106,003	$112,789
07/2019	$122,700	$121,280	$106,837	$113,988
08/2019	$126,300	$119,359	$109,260	$113,738
09/2019	$125,900	$121,592	$108,754	$115,161
10/2019	$125,300	$124,225	$108,566	$116,429
11/2019	$125,600	$128,735	$108,438	$118,604
12/2019	$127,061	$132,620	$108,216	$120,183
01/2020	$128,628	$132,568	$110,169	$120,903
02/2020	$122,776	$121,655	$111,517	$115,686
03/2020	$121,105	$106,629	$109,782	$106,187
04/2020	$121,732	$120,298	$111,559	$113,607
05/2020	$123,090	$126,028	$111,875	$116,967
06/2020	$124,971	$128,534	$112,433	$118,871
07/2020	$127,896	$135,782	$113,662	$121,841
08/2020	$129,568	$145,542	$112,839	$126,085
09/2020	$127,792	$140,012	$113,251	$124,103
10/2020	$126,016	$136,288	$113,259	$121,847
11/2020	$131,972	$151,207	$113,905	$130,954
12/2020	$134,109	$157,021	$114,255	$133,905
01/2021	$133,372	$155,435	$113,642	$133,010
02/2021	$132,109	$159,722	$111,875	$134,303
03/2021	$133,582	$166,717	$111,434	$137,473
04/2021	$134,740	$175,614	$111,725	$140,976
05/2021	$137,688	$176,841	$111,975	$141,988
06/2021	$142,425	$180,969	$112,521	$144,250
07/2021	$150,004	$185,268	$113,919	$146,462
08/2021	$152,004	$190,901	$113,691	$148,698
09/2021	$148,004	$182,022	$112,618	$144,869
10/2021	$150,846	$194,775	$112,323	$149,524
11/2021	$148,741	$193,425	$113,124	$148,652
12/2021	$152,552	$202,094	$112,666	$152,014
01/2022	$146,285	$191,636	$110,895	$146,579
02/2022	$145,157	$185,898	$109,420	$143,476
03/2022	$144,655	$192,801	$107,062	$144,937
04/2022	$138,764	$175,988	$104,184	$137,479
05/2022	$138,764	$176,311	$104,041	$137,235
06/2022	$130,491	$161,758	$102,462	$130,079
07/2022	$137,886	$176,672	$105,072	$137,659
08/2022	$131,619	$169,467	$102,329	$133,426
09/2022	$125,978	$153,860	$99,044	$125,165
10/2022	$127,984	$166,316	$98,705	$130,398
11/2022	$132,120	$175,611	$101,220	$136,263
12/2022	$127,353	$165,493	$100,025	$131,499
01/2023	$133,034	$175,892	$102,329	$137,924
02/2023	$129,731	$171,600	$100,697	$135,807
03/2023	$133,298	$177,900	$102,930	$139,106
04/2023	$134,355	$180,677	$103,460	$140,791
05/2023	$131,581	$181,462	$103,053	$140,446
06/2023	$136,337	$193,453	$102,991	$145,265
07/2023	$140,961	$199,667	$103,024	$147,887
08/2023	$137,129	$196,488	$102,895	$146,318
09/2023	$134,751	$187,120	$101,121	$142,127
10/2023	$132,770	$183,186	$100,403	$139,542
11/2023	$137,790	$199,915	$103,855	$148,517
12/2023	$144,889	$208,997	$107,174	$154,197
01/2024	$144,752	$212,509	$106,964	$155,769
02/2024	$147,910	$223,856	$106,230	$159,694
03/2024	$154,503	$231,059	$107,188	$163,571
04/2024	$151,207	$221,621	$105,462	$159,410
05/2024	$155,739	$232,610	$106,395	$163,930
06/2024	$156,975	$240,957	$107,318	$166,838
07/2024	$158,623	$243,890	$109,391	$169,438
08/2024	$154,777	$249,806	$110,590	$172,126
09/2024	$159,035	$255,141	$111,873	$174,541
10/2024	$154,228	$252,827	$110,359	$172,719
11/2024	$157,936	$267,669	$111,670	$178,643
12/2024	$155,035	$261,288	$110,813	$176,101
01/2025	$158,069	$268,564	$111,242	$180,067
02/2025	$160,236	$265,060	$112,582	$179,935
03/2025	$156,335	$250,125	$112,112	$174,246
04/2025	$145,210	$248,429	$113,216	$174,538
05/2025	$147,088	$264,066	$112,841	$180,569
06/2025	$151,278	$277,495	$113,922	$185,419
07/2025	$151,567	$283,723	$113,831	$187,670
08/2025	$154,023	$289,474	$114,455	$190,476
09/2025	$159,514	$300,040	$115,298	$194,790
10/2025	$166,594	$307,065	$116,208	$198,443
11/2025	$167,605	$307,818	$116,452	$198,962
12/2025	$167,713	$308,006	$116,203	$199,492

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Class YFootnote Reference1	8.18%	4.57%	7.67%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Annual Shareholder Report - December 31, 2025

Class Y: AHTYX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_Y 1225

American Beacon

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class A: BLYAX

This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.10%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 9.22% (with sales charges) and 15.87% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$9,426	$10,000	$10,000
01/2016	$8,707	$9,504	$9,442
02/2016	$8,787	$9,491	$9,438
03/2016	$9,268	$10,135	$10,074
04/2016	$9,091	$10,174	$9,982
05/2016	$9,228	$10,357	$10,176
06/2016	$9,196	$10,384	$10,136
07/2016	$9,491	$10,766	$10,615
08/2016	$9,563	$10,782	$10,562
09/2016	$9,576	$10,784	$10,600
10/2016	$9,361	$10,587	$10,351
11/2016	$9,790	$10,979	$10,577
12/2016	$9,921	$11,196	$10,708
01/2017	$10,137	$11,408	$11,068
02/2017	$10,528	$11,861	$11,528
03/2017	$10,580	$11,875	$11,662
04/2017	$10,719	$11,997	$11,928
05/2017	$11,024	$12,166	$12,238
06/2017	$10,967	$12,242	$12,206
07/2017	$11,280	$12,494	$12,531
08/2017	$11,349	$12,532	$12,760
09/2017	$11,703	$12,790	$12,926
10/2017	$12,236	$13,089	$13,427
11/2017	$12,549	$13,490	$13,835
12/2017	$12,600	$13,640	$13,943
01/2018	$13,659	$14,421	$14,930
02/2018	$13,456	$13,890	$14,539
03/2018	$13,202	$13,537	$14,140
04/2018	$12,990	$13,589	$14,189
05/2018	$13,630	$13,916	$14,811
06/2018	$13,536	$14,002	$14,954
07/2018	$13,858	$14,523	$15,393
08/2018	$14,426	$14,996	$16,235
09/2018	$14,447	$15,081	$16,325
10/2018	$12,977	$14,050	$14,865
11/2018	$13,032	$14,337	$15,023
12/2018	$11,781	$12,931	$13,732
01/2019	$12,963	$14,087	$14,966
02/2019	$13,474	$14,540	$15,501
03/2019	$13,722	$14,822	$15,943
04/2019	$14,313	$15,422	$16,663
05/2019	$13,394	$14,442	$15,610
06/2019	$14,262	$15,460	$16,682
07/2019	$14,581	$15,682	$17,059
08/2019	$14,154	$15,434	$16,928
09/2019	$13,896	$15,723	$16,930
10/2019	$14,295	$16,063	$17,408
11/2019	$15,064	$16,646	$18,180
12/2019	$15,284	$17,149	$18,729
01/2020	$15,413	$17,142	$19,147
02/2020	$14,378	$15,731	$17,843
03/2020	$12,466	$13,788	$16,088
04/2020	$14,321	$15,555	$18,468
05/2020	$15,476	$16,296	$19,708
06/2020	$16,190	$16,620	$20,567
07/2020	$17,299	$17,558	$22,149
08/2020	$18,485	$18,820	$24,434
09/2020	$17,899	$18,105	$23,285
10/2020	$17,330	$17,623	$22,494
11/2020	$19,562	$19,552	$24,797
12/2020	$20,497	$20,304	$25,938
01/2021	$20,320	$20,099	$25,746
02/2021	$20,836	$20,653	$25,740
03/2021	$20,887	$21,558	$26,182
04/2021	$22,045	$22,708	$27,963
05/2021	$21,689	$22,867	$27,577
06/2021	$22,984	$23,401	$29,307
07/2021	$23,397	$23,956	$30,273
08/2021	$24,274	$24,685	$31,404
09/2021	$22,944	$23,537	$29,646
10/2021	$24,400	$25,186	$32,213
11/2021	$24,767	$25,011	$32,410
12/2021	$24,897	$26,132	$33,096
01/2022	$22,358	$24,780	$30,255
02/2022	$22,213	$24,038	$28,970
03/2022	$22,579	$24,931	$30,103
04/2022	$20,143	$22,757	$26,468
05/2022	$19,998	$22,798	$25,853
06/2022	$17,838	$20,916	$23,805
07/2022	$19,984	$22,845	$26,662
08/2022	$19,246	$21,913	$25,420
09/2022	$17,355	$19,895	$22,949
10/2022	$18,680	$21,506	$24,290
11/2022	$19,950	$22,708	$25,397
12/2022	$18,578	$21,399	$23,453
01/2023	$19,892	$22,744	$25,407
02/2023	$19,527	$22,189	$25,106
03/2023	$20,241	$23,004	$26,822
04/2023	$20,014	$23,363	$27,086
05/2023	$20,476	$23,464	$28,321
06/2023	$22,115	$25,015	$30,258
07/2023	$22,821	$25,818	$31,277
08/2023	$22,569	$25,407	$30,996
09/2023	$21,441	$24,196	$29,310
10/2023	$20,971	$23,687	$28,893
11/2023	$23,194	$25,850	$32,043
12/2023	$24,336	$27,025	$33,462
01/2024	$25,349	$27,479	$34,296
02/2024	$26,990	$28,946	$36,636
03/2024	$27,463	$29,878	$37,281
04/2024	$26,116	$28,657	$35,700
05/2024	$27,349	$30,078	$37,837
06/2024	$28,982	$31,157	$40,388
07/2024	$27,969	$31,537	$39,701
08/2024	$28,647	$32,302	$40,528
09/2024	$28,990	$32,992	$41,677
10/2024	$28,671	$32,692	$41,539
11/2024	$30,304	$34,612	$44,233
12/2024	$30,076	$33,786	$44,623
01/2025	$31,353	$34,727	$45,506
02/2025	$30,226	$34,274	$43,871
03/2025	$27,756	$32,343	$40,175
04/2025	$28,084	$32,124	$40,887
05/2025	$30,170	$34,146	$44,505
06/2025	$31,964	$35,882	$47,342
07/2025	$32,828	$36,687	$49,129
08/2025	$32,950	$37,431	$49,679
09/2025	$34,171	$38,797	$52,318
10/2025	$36,012	$39,706	$54,218
11/2025	$35,026	$39,803	$53,236
12/2025	$34,848	$39,827	$52,906

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	15.87%	11.20%	13.97%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.22%	9.89%	13.30%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class A: BLYAX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_A 1225

American Beacon

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class C: BLYCX

This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.84%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 14.02% (with sales charges) and 15.02% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,237	$9,504	$9,442
02/2016	$9,318	$9,491	$9,438
03/2016	$9,820	$10,135	$10,074
04/2016	$9,623	$10,174	$9,982
05/2016	$9,764	$10,357	$10,176
06/2016	$9,726	$10,384	$10,136
07/2016	$10,034	$10,766	$10,615
08/2016	$10,103	$10,782	$10,562
09/2016	$10,107	$10,784	$10,600
10/2016	$9,876	$10,587	$10,351
11/2016	$10,322	$10,979	$10,577
12/2016	$10,448	$11,196	$10,708
01/2017	$10,673	$11,408	$11,068
02/2017	$11,078	$11,861	$11,528
03/2017	$11,126	$11,875	$11,662
04/2017	$11,264	$11,997	$11,928
05/2017	$11,575	$12,166	$12,238
06/2017	$11,510	$12,242	$12,206
07/2017	$11,825	$12,494	$12,531
08/2017	$11,890	$12,532	$12,760
09/2017	$12,261	$12,790	$12,926
10/2017	$12,813	$13,089	$13,427
11/2017	$13,124	$13,490	$13,835
12/2017	$13,250	$13,640	$13,943
01/2018	$14,354	$14,421	$14,930
02/2018	$14,044	$13,890	$14,539
03/2018	$13,766	$13,537	$14,140
04/2018	$13,551	$13,589	$14,189
05/2018	$14,210	$13,916	$14,811
06/2018	$14,098	$14,002	$14,954
07/2018	$14,426	$14,523	$15,393
08/2018	$15,005	$14,996	$16,235
09/2018	$15,018	$15,081	$16,325
10/2018	$13,484	$14,050	$14,865
11/2018	$13,528	$14,337	$15,023
12/2018	$12,225	$12,931	$13,732
01/2019	$13,440	$14,087	$14,966
02/2019	$13,962	$14,540	$15,501
03/2019	$14,211	$14,822	$15,943
04/2019	$14,814	$15,422	$16,663
05/2019	$13,853	$14,442	$15,610
06/2019	$14,739	$15,460	$16,682
07/2019	$15,058	$15,682	$17,059
08/2019	$14,615	$15,434	$16,928
09/2019	$14,336	$15,723	$16,930
10/2019	$14,739	$16,063	$17,408
11/2019	$15,521	$16,646	$18,180
12/2019	$15,739	$17,149	$18,729
01/2020	$15,866	$17,142	$19,147
02/2020	$14,790	$15,731	$17,843
03/2020	$12,815	$13,788	$16,088
04/2020	$14,713	$15,555	$18,468
05/2020	$15,888	$16,296	$19,708
06/2020	$16,611	$16,620	$20,567
07/2020	$17,742	$17,558	$22,149
08/2020	$18,939	$18,820	$24,434
09/2020	$18,332	$18,105	$23,285
10/2020	$17,736	$17,623	$22,494
11/2020	$20,009	$19,552	$24,797
12/2020	$20,939	$20,304	$25,938
01/2021	$20,743	$20,099	$25,746
02/2021	$21,258	$20,653	$25,740
03/2021	$21,295	$21,558	$26,182
04/2021	$22,460	$22,708	$27,963
05/2021	$22,086	$22,867	$27,577
06/2021	$23,392	$23,401	$29,307
07/2021	$23,797	$23,956	$30,273
08/2021	$24,673	$24,685	$31,404
09/2021	$23,312	$23,537	$29,646
10/2021	$24,772	$25,186	$32,213
11/2021	$25,127	$25,011	$32,410
12/2021	$25,248	$26,132	$33,096
01/2022	$22,657	$24,780	$30,255
02/2022	$22,492	$24,038	$28,970
03/2022	$22,858	$24,931	$30,103
04/2022	$20,371	$22,757	$26,468
05/2022	$20,215	$22,798	$25,853
06/2022	$18,027	$20,916	$23,805
07/2022	$20,177	$22,845	$26,662
08/2022	$19,423	$21,913	$25,420
09/2022	$17,496	$19,895	$22,949
10/2022	$18,826	$21,506	$24,290
11/2022	$20,088	$22,708	$25,397
12/2022	$18,691	$21,399	$23,453
01/2023	$20,007	$22,744	$25,407
02/2023	$19,634	$22,189	$25,106
03/2023	$20,337	$23,004	$26,822
04/2023	$20,096	$23,363	$27,086
05/2023	$20,541	$23,464	$28,321
06/2023	$22,169	$25,015	$30,258
07/2023	$22,872	$25,818	$31,277
08/2023	$22,605	$25,407	$30,996
09/2023	$21,466	$24,196	$29,310
10/2023	$20,977	$23,687	$28,893
11/2023	$23,183	$25,850	$32,043
12/2023	$24,314	$27,025	$33,462
01/2024	$25,315	$27,479	$34,296
02/2024	$26,933	$28,946	$36,636
03/2024	$27,389	$29,878	$37,281
04/2024	$26,030	$28,657	$35,700
05/2024	$27,246	$30,078	$37,837
06/2024	$28,873	$31,157	$40,388
07/2024	$27,845	$31,537	$39,701
08/2024	$28,498	$32,302	$40,528
09/2024	$28,819	$32,992	$41,677
10/2024	$28,489	$32,692	$41,539
11/2024	$30,089	$34,612	$44,233
12/2024	$29,847	$33,786	$44,623
01/2025	$31,090	$34,727	$45,506
02/2025	$29,951	$34,274	$43,871
03/2025	$27,496	$32,343	$40,175
04/2025	$27,810	$32,124	$40,887
05/2025	$29,857	$34,146	$44,505
06/2025	$31,602	$35,882	$47,342
07/2025	$32,438	$36,687	$49,129
08/2025	$32,532	$37,431	$49,679
09/2025	$33,723	$38,797	$52,318
10/2025	$35,519	$39,706	$54,218
11/2025	$34,527	$39,803	$53,236
12/2025	$34,329	$39,827	$52,906

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	15.02%	10.39%	13.13%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	14.02%	10.39%	13.13%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class C: BLYCX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_C 1225

American Beacon

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Investor Class: BLYPX

This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	1.13%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 15.86% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,237	$9,504	$9,442
02/2016	$9,322	$9,491	$9,438
03/2016	$9,828	$10,135	$10,074
04/2016	$9,640	$10,174	$9,982
05/2016	$9,790	$10,357	$10,176
06/2016	$9,751	$10,384	$10,136
07/2016	$10,069	$10,766	$10,615
08/2016	$10,141	$10,782	$10,562
09/2016	$10,154	$10,784	$10,600
10/2016	$9,927	$10,587	$10,351
11/2016	$10,382	$10,979	$10,577
12/2016	$10,521	$11,196	$10,708
01/2017	$10,750	$11,408	$11,068
02/2017	$11,164	$11,861	$11,528
03/2017	$11,220	$11,875	$11,662
04/2017	$11,367	$11,997	$11,928
05/2017	$11,691	$12,166	$12,238
06/2017	$11,630	$12,242	$12,206
07/2017	$11,958	$12,494	$12,531
08/2017	$12,032	$12,532	$12,760
09/2017	$12,407	$12,790	$12,926
10/2017	$12,968	$13,089	$13,427
11/2017	$13,300	$13,490	$13,835
12/2017	$13,333	$13,640	$13,943
01/2018	$14,452	$14,421	$14,930
02/2018	$14,268	$13,890	$14,539
03/2018	$13,998	$13,537	$14,140
04/2018	$13,773	$13,589	$14,189
05/2018	$14,452	$13,916	$14,811
06/2018	$14,349	$14,002	$14,954
07/2018	$14,691	$14,523	$15,393
08/2018	$15,289	$14,996	$16,235
09/2018	$15,311	$15,081	$16,325
10/2018	$13,755	$14,050	$14,865
11/2018	$13,814	$14,337	$15,023
12/2018	$12,488	$12,931	$13,732
01/2019	$13,740	$14,087	$14,966
02/2019	$14,278	$14,540	$15,501
03/2019	$14,542	$14,822	$15,943
04/2019	$15,170	$15,422	$16,663
05/2019	$14,198	$14,442	$15,610
06/2019	$15,116	$15,460	$16,682
07/2019	$15,450	$15,682	$17,059
08/2019	$15,006	$15,434	$16,928
09/2019	$14,727	$15,723	$16,930
10/2019	$15,151	$16,063	$17,408
11/2019	$15,968	$16,646	$18,180
12/2019	$16,197	$17,149	$18,729
01/2020	$16,340	$17,142	$19,147
02/2020	$15,244	$15,731	$17,843
03/2020	$13,217	$13,788	$16,088
04/2020	$15,183	$15,555	$18,468
05/2020	$16,406	$16,296	$19,708
06/2020	$17,166	$16,620	$20,567
07/2020	$18,339	$17,558	$22,149
08/2020	$19,595	$18,820	$24,434
09/2020	$18,972	$18,105	$23,285
10/2020	$18,372	$17,623	$22,494
11/2020	$20,735	$19,552	$24,797
12/2020	$21,707	$20,304	$25,938
01/2021	$21,524	$20,099	$25,746
02/2021	$22,067	$20,653	$25,740
03/2021	$22,122	$21,558	$26,182
04/2021	$23,347	$22,708	$27,963
05/2021	$22,969	$22,867	$27,577
06/2021	$24,341	$23,401	$29,307
07/2021	$24,780	$23,956	$30,273
08/2021	$25,706	$24,685	$31,404
09/2021	$24,298	$23,537	$29,646
10/2021	$25,840	$25,186	$32,213
11/2021	$26,224	$25,011	$32,410
12/2021	$26,370	$26,132	$33,096
01/2022	$23,681	$24,780	$30,255
02/2022	$23,519	$24,038	$28,970
03/2022	$23,908	$24,931	$30,103
04/2022	$21,330	$22,757	$26,468
05/2022	$21,175	$22,798	$25,853
06/2022	$18,890	$20,916	$23,805
07/2022	$21,161	$22,845	$26,662
08/2022	$20,382	$21,913	$25,420
09/2022	$18,376	$19,895	$22,949
10/2022	$19,779	$21,506	$24,290
11/2022	$21,116	$22,708	$25,397
12/2022	$19,662	$21,399	$23,453
01/2023	$21,062	$22,744	$25,407
02/2023	$20,673	$22,189	$25,106
03/2023	$21,434	$23,004	$26,822
04/2023	$21,192	$23,363	$27,086
05/2023	$21,676	$23,464	$28,321
06/2023	$23,406	$25,015	$30,258
07/2023	$24,158	$25,818	$31,277
08/2023	$23,881	$25,407	$30,996
09/2023	$22,697	$24,196	$29,310
10/2023	$22,195	$23,687	$28,893
11/2023	$24,547	$25,850	$32,043
12/2023	$25,759	$27,025	$33,462
01/2024	$26,829	$27,479	$34,296
02/2024	$28,568	$28,946	$36,636
03/2024	$29,064	$29,878	$37,281
04/2024	$27,637	$28,657	$35,700
05/2024	$28,942	$30,078	$37,837
06/2024	$30,690	$31,157	$40,388
07/2024	$29,612	$31,537	$39,701
08/2024	$30,333	$32,302	$40,528
09/2024	$30,690	$32,992	$41,677
10/2024	$30,351	$32,692	$41,539
11/2024	$32,081	$34,612	$44,233
12/2024	$31,838	$33,786	$44,623
01/2025	$33,190	$34,727	$45,506
02/2025	$31,998	$34,274	$43,871
03/2025	$29,384	$32,343	$40,175
04/2025	$29,734	$32,124	$40,887
05/2025	$31,938	$34,146	$44,505
06/2025	$33,831	$35,882	$47,342
07/2025	$34,752	$36,687	$49,129
08/2025	$34,872	$37,431	$49,679
09/2025	$36,164	$38,797	$52,318
10/2025	$38,117	$39,706	$54,218
11/2025	$37,065	$39,803	$53,236
12/2025	$36,887	$39,827	$52,906

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	15.86%	11.19%	13.94%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Investor Class: BLYPX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_Investor 1225

American Beacon

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class R5: BRLGX

This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$88	0.81%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 16.23% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$250,000	$250,000	$250,000
01/2016	$230,918	$237,594	$236,043
02/2016	$233,062	$237,274	$235,942
03/2016	$245,819	$253,370	$251,855
04/2016	$241,209	$254,352	$249,555
05/2016	$244,961	$258,920	$254,401
06/2016	$244,104	$259,591	$253,402
07/2016	$252,251	$269,161	$265,363
08/2016	$254,181	$269,540	$264,045
09/2016	$254,503	$269,590	$265,010
10/2016	$248,928	$264,673	$258,787
11/2016	$260,399	$274,475	$264,418
12/2016	$263,998	$279,900	$267,691
01/2017	$269,823	$285,208	$276,712
02/2017	$280,288	$296,534	$288,205
03/2017	$281,799	$296,879	$291,539
04/2017	$285,575	$299,928	$298,206
05/2017	$293,774	$304,149	$305,961
06/2017	$292,372	$306,047	$305,155
07/2017	$300,679	$312,340	$313,265
08/2017	$302,621	$313,297	$319,008
09/2017	$312,115	$319,759	$323,156
10/2017	$326,464	$327,221	$335,677
11/2017	$334,879	$337,257	$345,875
12/2017	$335,822	$341,007	$348,567
01/2018	$364,032	$360,531	$373,255
02/2018	$359,424	$347,242	$363,468
03/2018	$352,793	$338,418	$353,501
04/2018	$347,174	$339,716	$354,736
05/2018	$364,370	$347,897	$370,284
06/2018	$361,897	$350,039	$373,849
07/2018	$370,776	$363,065	$384,824
08/2018	$385,949	$374,896	$405,865
09/2018	$386,735	$377,029	$408,134
10/2018	$347,511	$351,259	$371,635
11/2018	$348,972	$358,417	$375,583
12/2018	$315,694	$323,268	$343,291
01/2019	$347,413	$352,184	$374,148
02/2019	$361,149	$363,492	$387,535
03/2019	$367,893	$370,556	$398,566
04/2019	$383,877	$385,559	$416,573
05/2019	$359,401	$361,058	$390,256
06/2019	$382,754	$386,504	$417,058
07/2019	$391,495	$392,059	$426,476
08/2019	$380,256	$385,848	$423,209
09/2019	$373,388	$393,068	$423,262
10/2019	$384,127	$401,581	$435,194
11/2019	$404,982	$416,158	$454,501
12/2019	$410,959	$428,719	$468,214
01/2020	$414,679	$428,551	$478,681
02/2020	$386,988	$393,273	$446,082
03/2020	$335,601	$344,699	$402,198
04/2020	$385,610	$388,887	$461,712
05/2020	$416,883	$407,409	$492,708
06/2020	$436,308	$415,511	$514,163
07/2020	$466,204	$438,940	$553,723
08/2020	$498,303	$470,491	$610,862
09/2020	$482,598	$452,614	$582,121
10/2020	$467,444	$440,577	$562,351
11/2020	$527,648	$488,804	$619,932
12/2020	$552,662	$507,598	$648,443
01/2021	$548,087	$502,473	$643,645
02/2021	$561,965	$516,329	$643,496
03/2021	$563,490	$538,942	$654,552
04/2021	$594,905	$567,705	$699,086
05/2021	$585,450	$571,670	$689,417
06/2021	$620,525	$585,015	$732,670
07/2021	$631,963	$598,912	$756,816
08/2021	$655,753	$617,123	$785,112
09/2021	$620,068	$588,420	$741,141
10/2021	$659,413	$629,646	$805,336
11/2021	$669,478	$625,283	$810,260
12/2021	$673,274	$653,306	$827,391
01/2022	$604,812	$619,499	$756,380
02/2022	$600,968	$600,951	$724,254
03/2022	$611,036	$623,264	$752,585
04/2022	$545,136	$568,914	$661,701
05/2022	$541,475	$569,958	$646,319
06/2022	$483,081	$522,911	$595,123
07/2022	$541,292	$571,126	$666,550
08/2022	$521,522	$547,834	$635,499
09/2022	$470,267	$497,380	$573,719
10/2022	$506,328	$537,648	$607,252
11/2022	$540,926	$567,694	$634,923
12/2022	$503,802	$534,987	$586,315
01/2023	$539,604	$568,602	$635,183
02/2023	$529,742	$554,729	$627,639
03/2023	$549,465	$575,095	$670,542
04/2023	$543,248	$584,071	$677,158
05/2023	$555,897	$586,610	$708,022
06/2023	$600,489	$625,371	$756,440
07/2023	$619,783	$645,461	$781,924
08/2023	$613,137	$635,184	$774,903
09/2023	$582,695	$604,900	$732,761
10/2023	$570,046	$592,181	$722,329
11/2023	$630,717	$646,262	$801,070
12/2023	$661,846	$675,622	$836,543
01/2024	$689,711	$686,975	$857,408
02/2024	$734,425	$723,657	$915,906
03/2024	$747,385	$746,940	$932,030
04/2024	$711,096	$716,432	$892,497
05/2024	$744,793	$751,956	$945,927
06/2024	$789,507	$778,937	$1,009,712
07/2024	$761,858	$788,419	$992,537
08/2024	$780,650	$807,543	$1,013,209
09/2024	$790,155	$824,790	$1,041,914
10/2024	$781,514	$817,311	$1,038,466
11/2024	$826,228	$865,288	$1,105,821
12/2024	$820,235	$844,661	$1,115,583
01/2025	$855,370	$868,182	$1,137,649
02/2025	$824,688	$856,854	$1,096,777
03/2025	$757,635	$808,575	$1,004,385
04/2025	$766,790	$803,092	$1,022,173
05/2025	$823,946	$853,643	$1,112,616
06/2025	$873,185	$897,053	$1,183,553
07/2025	$896,938	$917,185	$1,228,234
08/2025	$900,402	$935,778	$1,241,966
09/2025	$934,053	$969,934	$1,307,943
10/2025	$984,529	$992,644	$1,355,454
11/2025	$957,806	$995,077	$1,330,889
12/2025	$953,395	$995,686	$1,322,639

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	16.23%	11.52%	14.32%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class R5: BRLGX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_R5 1225

American Beacon

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class R6: BLYRX

This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.78%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 16.25% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,237	$9,504	$9,442
02/2016	$9,322	$9,491	$9,438
03/2016	$9,833	$10,135	$10,074
04/2016	$9,648	$10,174	$9,982
05/2016	$9,798	$10,357	$10,176
06/2016	$9,764	$10,384	$10,136
07/2016	$10,090	$10,766	$10,615
08/2016	$10,167	$10,782	$10,562
09/2016	$10,180	$10,784	$10,600
10/2016	$9,957	$10,587	$10,351
11/2016	$10,416	$10,979	$10,577
12/2016	$10,560	$11,196	$10,708
01/2017	$10,793	$11,408	$11,068
02/2017	$11,212	$11,861	$11,528
03/2017	$11,272	$11,875	$11,662
04/2017	$11,423	$11,997	$11,928
05/2017	$11,751	$12,166	$12,238
06/2017	$11,695	$12,242	$12,206
07/2017	$12,027	$12,494	$12,531
08/2017	$12,105	$12,532	$12,760
09/2017	$12,485	$12,790	$12,926
10/2017	$13,059	$13,089	$13,427
11/2017	$13,395	$13,490	$13,835
12/2017	$13,433	$13,640	$13,943
01/2018	$14,561	$14,421	$14,930
02/2018	$14,377	$13,890	$14,539
03/2018	$14,112	$13,537	$14,140
04/2018	$13,887	$13,589	$14,189
05/2018	$14,579	$13,916	$14,811
06/2018	$14,480	$14,002	$14,954
07/2018	$14,831	$14,523	$15,393
08/2018	$15,442	$14,996	$16,235
09/2018	$15,469	$15,081	$16,325
10/2018	$13,900	$14,050	$14,865
11/2018	$13,963	$14,337	$15,023
12/2018	$12,627	$12,931	$13,732
01/2019	$13,901	$14,087	$14,966
02/2019	$14,455	$14,540	$15,501
03/2019	$14,725	$14,822	$15,943
04/2019	$15,364	$15,422	$16,663
05/2019	$14,385	$14,442	$15,610
06/2019	$15,319	$15,460	$16,682
07/2019	$15,669	$15,682	$17,059
08/2019	$15,220	$15,434	$16,928
09/2019	$14,945	$15,723	$16,930
10/2019	$15,379	$16,063	$17,408
11/2019	$16,214	$16,646	$18,180
12/2019	$16,453	$17,149	$18,729
01/2020	$16,601	$17,142	$19,147
02/2020	$15,494	$15,731	$17,843
03/2020	$13,439	$13,788	$16,088
04/2020	$15,444	$15,555	$18,468
05/2020	$16,695	$16,296	$19,708
06/2020	$17,472	$16,620	$20,567
07/2020	$18,673	$17,558	$22,149
08/2020	$19,951	$18,820	$24,434
09/2020	$19,329	$18,105	$23,285
10/2020	$18,723	$17,623	$22,494
11/2020	$21,142	$19,552	$24,797
12/2020	$22,143	$20,304	$25,938
01/2021	$21,960	$20,099	$25,746
02/2021	$22,515	$20,653	$25,740
03/2021	$22,576	$21,558	$26,182
04/2021	$23,838	$22,708	$27,963
05/2021	$23,460	$22,867	$27,577
06/2021	$24,869	$23,401	$29,307
07/2021	$25,326	$23,956	$30,273
08/2021	$26,277	$24,685	$31,404
09/2021	$24,850	$23,537	$29,646
10/2021	$26,430	$25,186	$32,213
11/2021	$26,832	$25,011	$32,410
12/2021	$26,991	$26,132	$33,096
01/2022	$24,240	$24,780	$30,255
02/2022	$24,086	$24,038	$28,970
03/2022	$24,496	$24,931	$30,103
04/2022	$21,855	$22,757	$26,468
05/2022	$21,709	$22,798	$25,853
06/2022	$19,367	$20,916	$23,805
07/2022	$21,701	$22,845	$26,662
08/2022	$20,911	$21,913	$25,420
09/2022	$18,855	$19,895	$22,949
10/2022	$20,304	$21,506	$24,290
11/2022	$21,687	$22,708	$25,397
12/2022	$20,203	$21,399	$23,453
01/2023	$21,641	$22,744	$25,407
02/2023	$21,248	$22,189	$25,106
03/2023	$22,035	$23,004	$26,822
04/2023	$21,796	$23,363	$27,086
05/2023	$22,301	$23,464	$28,321
06/2023	$24,082	$25,015	$30,258
07/2023	$24,862	$25,818	$31,277
08/2023	$24,596	$25,407	$30,996
09/2023	$23,371	$24,196	$29,310
10/2023	$22,866	$23,687	$28,893
11/2023	$25,298	$25,850	$32,043
12/2023	$26,550	$27,025	$33,462
01/2024	$27,664	$27,479	$34,296
02/2024	$29,458	$28,946	$36,636
03/2024	$29,985	$29,878	$37,281
04/2024	$28,526	$28,657	$35,700
05/2024	$29,898	$30,078	$37,837
06/2024	$31,702	$31,157	$40,388
07/2024	$30,597	$31,537	$39,701
08/2024	$31,357	$32,302	$40,528
09/2024	$31,736	$32,992	$41,677
10/2024	$31,391	$32,692	$41,539
11/2024	$33,195	$34,612	$44,233
12/2024	$32,955	$33,786	$44,623
01/2025	$34,358	$34,727	$45,506
02/2025	$33,133	$34,274	$43,871
03/2025	$30,437	$32,343	$40,175
04/2025	$30,803	$32,124	$40,887
05/2025	$33,104	$34,146	$44,505
06/2025	$35,079	$35,882	$47,342
07/2025	$36,037	$36,687	$49,129
08/2025	$36,175	$37,431	$49,679
09/2025	$37,528	$38,797	$52,318
10/2025	$39,562	$39,706	$54,218
11/2025	$38,486	$39,803	$53,236
12/2025	$38,310	$39,827	$52,906

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	16.25%	11.59%	14.38%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class R6: BLYRX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_R6 1225

American Beacon

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class Y: BLYYX

This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$90	0.83%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 16.17% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$100,000	$100,000	$100,000
01/2016	$92,367	$95,038	$94,417
02/2016	$93,268	$94,909	$94,377
03/2016	$98,328	$101,348	$100,742
04/2016	$96,484	$101,741	$99,822
05/2016	$97,985	$103,568	$101,760
06/2016	$97,642	$103,836	$101,361
07/2016	$100,858	$107,665	$106,145
08/2016	$101,630	$107,816	$105,618
09/2016	$101,758	$107,836	$106,004
10/2016	$99,528	$105,869	$103,515
11/2016	$104,117	$109,790	$105,767
12/2016	$105,513	$111,960	$107,076
01/2017	$107,844	$114,083	$110,685
02/2017	$112,030	$118,613	$115,282
03/2017	$112,634	$118,752	$116,616
04/2017	$114,101	$119,971	$119,283
05/2017	$117,381	$121,660	$122,384
06/2017	$116,777	$122,419	$122,062
07/2017	$120,100	$124,936	$125,306
08/2017	$120,876	$125,319	$127,603
09/2017	$124,674	$127,904	$129,262
10/2017	$130,370	$130,888	$134,271
11/2017	$133,736	$134,903	$138,350
12/2017	$135,234	$136,403	$139,427
01/2018	$146,608	$144,212	$149,302
02/2018	$143,596	$138,897	$145,387
03/2018	$140,898	$135,367	$141,400
04/2018	$138,650	$135,887	$141,894
05/2018	$145,529	$139,159	$148,114
06/2018	$144,495	$140,015	$149,540
07/2018	$148,002	$145,226	$153,930
08/2018	$154,071	$149,958	$162,346
09/2018	$154,341	$150,812	$163,253
10/2018	$138,695	$140,504	$148,654
11/2018	$139,280	$143,367	$150,233
12/2018	$125,963	$129,307	$137,316
01/2019	$138,605	$140,874	$149,659
02/2019	$144,101	$145,397	$155,014
03/2019	$146,799	$148,222	$159,426
04/2019	$153,145	$154,224	$166,629
05/2019	$143,402	$144,423	$156,103
06/2019	$152,695	$154,602	$166,823
07/2019	$156,143	$156,823	$170,590
08/2019	$151,646	$154,339	$169,284
09/2019	$148,898	$157,227	$169,305
10/2019	$153,195	$160,633	$174,078
11/2019	$161,489	$166,463	$181,800
12/2019	$163,886	$171,488	$187,285
01/2020	$165,319	$171,420	$191,472
02/2020	$154,236	$157,309	$178,433
03/2020	$133,778	$137,879	$160,879
04/2020	$153,684	$155,555	$184,685
05/2020	$166,147	$162,963	$197,083
06/2020	$173,867	$166,204	$205,665
07/2020	$185,833	$175,576	$221,489
08/2020	$198,571	$188,196	$244,345
09/2020	$192,285	$181,045	$232,849
10/2020	$186,219	$176,231	$224,941
11/2020	$210,261	$195,522	$247,973
12/2020	$220,163	$203,039	$259,377
01/2021	$218,331	$200,989	$257,458
02/2021	$223,889	$206,532	$257,399
03/2021	$224,499	$215,577	$261,821
04/2021	$236,958	$227,082	$279,635
05/2021	$233,171	$228,668	$275,767
06/2021	$247,157	$234,006	$293,068
07/2021	$251,676	$239,565	$302,726
08/2021	$261,142	$246,849	$314,045
09/2021	$246,913	$235,368	$296,457
10/2021	$262,608	$251,858	$322,134
11/2021	$266,578	$250,113	$324,104
12/2021	$268,101	$261,322	$330,956
01/2022	$240,799	$247,800	$302,552
02/2022	$239,258	$240,380	$289,702
03/2022	$243,294	$249,305	$301,034
04/2022	$217,020	$227,566	$264,681
05/2022	$215,552	$227,983	$258,527
06/2022	$192,360	$209,165	$238,049
07/2022	$215,479	$228,450	$266,620
08/2022	$207,553	$219,134	$254,200
09/2022	$187,223	$198,952	$229,488
10/2022	$201,534	$215,059	$242,901
11/2022	$215,259	$227,078	$253,969
12/2022	$200,521	$213,995	$234,526
01/2023	$214,807	$227,441	$254,073
02/2023	$210,848	$221,891	$251,056
03/2023	$218,680	$230,038	$268,217
04/2023	$216,270	$233,629	$270,863
05/2023	$221,262	$234,644	$283,209
06/2023	$238,990	$250,148	$302,576
07/2023	$246,736	$258,184	$312,770
08/2023	$243,982	$254,074	$309,961
09/2023	$231,933	$241,960	$293,104
10/2023	$226,770	$236,872	$288,931
11/2023	$250,953	$258,505	$320,428
12/2023	$263,363	$270,249	$334,617
01/2024	$274,463	$274,790	$342,963
02/2024	$292,240	$289,463	$366,363
03/2024	$297,356	$298,776	$372,812
04/2024	$282,874	$286,573	$356,999
05/2024	$296,402	$300,782	$378,371
06/2024	$314,353	$311,575	$403,885
07/2024	$303,340	$315,368	$397,015
08/2024	$310,798	$323,017	$405,284
09/2024	$314,527	$329,916	$416,766
10/2024	$311,145	$326,924	$415,386
11/2024	$329,008	$346,115	$442,329
12/2024	$326,583	$337,864	$446,233
01/2025	$340,505	$347,273	$455,060
02/2025	$328,373	$342,742	$438,711
03/2025	$301,622	$323,430	$401,754
04/2025	$305,202	$321,237	$408,869
05/2025	$327,975	$341,457	$445,046
06/2025	$347,566	$358,821	$473,421
07/2025	$357,014	$366,874	$491,294
08/2025	$358,406	$374,311	$496,786
09/2025	$371,732	$387,974	$523,177
10/2025	$391,820	$397,058	$542,182
11/2025	$381,278	$398,031	$532,356
12/2025	$379,404	$398,274	$529,056

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	16.17%	11.50%	14.26%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class Y: BLYYX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_Y 1225

American Beacon

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025 | Class A: BWLAX

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.05%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 16.64% (with sales charges) and 23.77% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$9,427	$10,000	$10,000
01/2016	$8,887	$9,504	$9,483
02/2016	$9,050	$9,491	$9,481
03/2016	$9,628	$10,135	$10,164
04/2016	$9,707	$10,174	$10,377
05/2016	$9,799	$10,357	$10,539
06/2016	$9,866	$10,384	$10,630
07/2016	$10,167	$10,766	$10,938
08/2016	$10,205	$10,782	$11,023
09/2016	$10,243	$10,784	$11,000
10/2016	$10,163	$10,587	$10,829
11/2016	$10,787	$10,979	$11,448
12/2016	$10,915	$11,196	$11,734
01/2017	$10,992	$11,408	$11,818
02/2017	$11,292	$11,861	$12,242
03/2017	$11,165	$11,875	$12,118
04/2017	$11,173	$11,997	$12,095
05/2017	$11,152	$12,166	$12,083
06/2017	$11,309	$12,242	$12,281
07/2017	$11,507	$12,494	$12,444
08/2017	$11,380	$12,532	$12,299
09/2017	$11,714	$12,790	$12,663
10/2017	$11,938	$13,089	$12,755
11/2017	$12,365	$13,490	$13,146
12/2017	$12,599	$13,640	$13,337
01/2018	$13,173	$14,421	$13,853
02/2018	$12,572	$13,890	$13,192
03/2018	$12,430	$13,537	$12,960
04/2018	$12,412	$13,589	$13,002
05/2018	$12,639	$13,916	$13,080
06/2018	$12,488	$14,002	$13,112
07/2018	$12,990	$14,523	$13,631
08/2018	$13,066	$14,996	$13,832
09/2018	$12,999	$15,081	$13,860
10/2018	$12,060	$14,050	$13,142
11/2018	$12,207	$14,337	$13,534
12/2018	$10,890	$12,931	$12,235
01/2019	$11,876	$14,087	$13,187
02/2019	$12,158	$14,540	$13,608
03/2019	$12,080	$14,822	$13,695
04/2019	$12,644	$15,422	$14,181
05/2019	$11,701	$14,442	$13,269
06/2019	$12,600	$15,460	$14,221
07/2019	$12,814	$15,682	$14,339
08/2019	$12,250	$15,434	$13,918
09/2019	$12,663	$15,723	$14,414
10/2019	$12,809	$16,063	$14,616
11/2019	$13,290	$16,646	$15,068
12/2019	$13,579	$17,149	$15,482
01/2020	$13,100	$17,142	$15,149
02/2020	$11,683	$15,731	$13,682
03/2020	$9,266	$13,788	$11,344
04/2020	$10,538	$15,555	$12,619
05/2020	$10,845	$16,296	$13,051
06/2020	$10,860	$16,620	$12,965
07/2020	$11,229	$17,558	$13,477
08/2020	$11,577	$18,820	$14,035
09/2020	$11,239	$18,105	$13,690
10/2020	$10,981	$17,623	$13,510
11/2020	$12,621	$19,552	$15,327
12/2020	$13,120	$20,304	$15,915
01/2021	$13,221	$20,099	$15,769
02/2021	$13,848	$20,653	$16,722
03/2021	$14,643	$21,558	$17,706
04/2021	$15,114	$22,708	$18,414
05/2021	$15,433	$22,867	$18,844
06/2021	$15,410	$23,401	$18,628
07/2021	$15,377	$23,956	$18,777
08/2021	$15,802	$24,685	$19,150
09/2021	$15,069	$23,537	$18,483
10/2021	$15,797	$25,186	$19,422
11/2021	$15,242	$25,011	$18,737
12/2021	$16,074	$26,132	$19,919
01/2022	$15,712	$24,780	$19,455
02/2022	$15,503	$24,038	$19,229
03/2022	$15,718	$24,931	$19,772
04/2022	$14,926	$22,757	$18,657
05/2022	$15,362	$22,798	$19,020
06/2022	$14,011	$20,916	$17,358
07/2022	$14,907	$22,845	$18,509
08/2022	$14,453	$21,913	$17,957
09/2022	$13,262	$19,895	$16,383
10/2022	$14,791	$21,506	$18,063
11/2022	$15,620	$22,708	$19,191
12/2022	$14,789	$21,399	$18,418
01/2023	$16,048	$22,744	$19,372
02/2023	$15,348	$22,189	$18,689
03/2023	$14,930	$23,004	$18,603
04/2023	$14,892	$23,363	$18,883
05/2023	$14,313	$23,464	$18,155
06/2023	$15,367	$25,015	$19,361
07/2023	$16,022	$25,818	$20,042
08/2023	$15,560	$25,407	$19,501
09/2023	$15,001	$24,196	$18,748
10/2023	$14,397	$23,687	$18,087
11/2023	$15,438	$25,850	$19,451
12/2023	$16,388	$27,025	$20,529
01/2024	$16,632	$27,479	$20,550
02/2024	$17,315	$28,946	$21,308
03/2024	$18,436	$29,878	$22,373
04/2024	$17,466	$28,657	$21,418
05/2024	$17,847	$30,078	$22,097
06/2024	$17,667	$31,157	$21,889
07/2024	$18,658	$31,537	$23,008
08/2024	$19,010	$32,302	$23,625
09/2024	$19,169	$32,992	$23,953
10/2024	$19,003	$32,692	$23,689
11/2024	$20,361	$34,612	$25,202
12/2024	$18,977	$33,786	$23,478
01/2025	$20,002	$34,727	$24,565
02/2025	$19,807	$34,274	$24,665
03/2025	$19,146	$32,343	$23,980
04/2025	$18,672	$32,124	$23,249
05/2025	$19,290	$34,146	$24,065
06/2025	$20,129	$35,882	$24,888
07/2025	$20,417	$36,687	$25,031
08/2025	$21,306	$37,431	$25,829
09/2025	$21,755	$38,797	$26,215
10/2025	$22,145	$39,706	$26,330
11/2025	$22,967	$39,803	$27,030
12/2025	$23,488	$39,827	$27,213

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	23.77%	12.35%	9.56%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	16.64%	11.03%	8.91%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025

Class A: BWLAX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_A 1225

American Beacon

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025 | Class C: BWLCX

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.81%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 21.82% (with sales charges) and 22.82% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,425	$9,504	$9,483
02/2016	$9,588	$9,491	$9,481
03/2016	$10,195	$10,135	$10,164
04/2016	$10,272	$10,174	$10,377
05/2016	$10,362	$10,357	$10,539
06/2016	$10,426	$10,384	$10,630
07/2016	$10,738	$10,766	$10,938
08/2016	$10,770	$10,782	$11,023
09/2016	$10,802	$10,784	$11,000
10/2016	$10,716	$10,587	$10,829
11/2016	$11,363	$10,979	$11,448
12/2016	$11,491	$11,196	$11,734
01/2017	$11,564	$11,408	$11,818
02/2017	$11,873	$11,861	$12,242
03/2017	$11,732	$11,875	$12,118
04/2017	$11,737	$11,997	$12,095
05/2017	$11,705	$12,166	$12,083
06/2017	$11,860	$12,242	$12,281
07/2017	$12,064	$12,494	$12,444
08/2017	$11,923	$12,532	$12,299
09/2017	$12,264	$12,790	$12,663
10/2017	$12,496	$13,089	$12,755
11/2017	$12,933	$13,490	$13,146
12/2017	$13,167	$13,640	$13,337
01/2018	$13,758	$14,421	$13,853
02/2018	$13,124	$13,890	$13,192
03/2018	$12,962	$13,537	$12,960
04/2018	$12,943	$13,589	$13,002
05/2018	$13,167	$13,916	$13,080
06/2018	$13,000	$14,002	$13,112
07/2018	$13,519	$14,523	$13,631
08/2018	$13,586	$14,996	$13,832
09/2018	$13,510	$15,081	$13,860
10/2018	$12,523	$14,050	$13,142
11/2018	$12,666	$14,337	$13,534
12/2018	$11,298	$12,931	$12,235
01/2019	$12,311	$14,087	$13,187
02/2019	$12,600	$14,540	$13,608
03/2019	$12,512	$14,822	$13,695
04/2019	$13,086	$15,422	$14,181
05/2019	$12,104	$14,442	$13,269
06/2019	$13,024	$15,460	$14,221
07/2019	$13,241	$15,682	$14,339
08/2019	$12,646	$15,434	$13,918
09/2019	$13,065	$15,723	$14,414
10/2019	$13,205	$16,063	$14,616
11/2019	$13,696	$16,646	$15,068
12/2019	$13,985	$17,149	$15,482
01/2020	$13,479	$17,142	$15,149
02/2020	$12,014	$15,731	$13,682
03/2020	$9,526	$13,788	$11,344
04/2020	$10,826	$15,555	$12,619
05/2020	$11,135	$16,296	$13,051
06/2020	$11,140	$16,620	$12,965
07/2020	$11,513	$17,558	$13,477
08/2020	$11,865	$18,820	$14,035
09/2020	$11,513	$18,105	$13,690
10/2020	$11,241	$17,623	$13,510
11/2020	$12,914	$19,552	$15,327
12/2020	$13,415	$20,304	$15,915
01/2021	$13,510	$20,099	$15,769
02/2021	$14,145	$20,653	$16,722
03/2021	$14,940	$21,558	$17,706
04/2021	$15,409	$22,708	$18,414
05/2021	$15,729	$22,867	$18,844
06/2021	$15,694	$23,401	$18,628
07/2021	$15,646	$23,956	$18,777
08/2021	$16,074	$24,685	$19,150
09/2021	$15,314	$23,537	$18,483
10/2021	$16,044	$25,186	$19,422
11/2021	$15,474	$25,011	$18,737
12/2021	$16,309	$26,132	$19,919
01/2022	$15,933	$24,780	$19,455
02/2022	$15,713	$24,038	$19,229
03/2022	$15,920	$24,931	$19,772
04/2022	$15,104	$22,757	$18,657
05/2022	$15,538	$22,798	$19,020
06/2022	$14,164	$20,916	$17,358
07/2022	$15,059	$22,845	$18,509
08/2022	$14,586	$21,913	$17,957
09/2022	$13,374	$19,895	$16,383
10/2022	$14,916	$21,506	$18,063
11/2022	$15,739	$22,708	$19,191
12/2022	$14,885	$21,399	$18,418
01/2023	$16,144	$22,744	$19,372
02/2023	$15,437	$22,189	$18,689
03/2023	$15,000	$23,004	$18,603
04/2023	$14,959	$23,363	$18,883
05/2023	$14,367	$23,464	$18,155
06/2023	$15,417	$25,015	$19,361
07/2023	$16,063	$25,818	$20,042
08/2023	$15,585	$25,407	$19,501
09/2023	$15,026	$24,196	$18,748
10/2023	$14,407	$23,687	$18,087
11/2023	$15,444	$25,850	$19,451
12/2023	$16,385	$27,025	$20,529
01/2024	$16,618	$27,479	$20,550
02/2024	$17,286	$28,946	$21,308
03/2024	$18,396	$29,878	$22,373
04/2024	$17,421	$28,657	$21,418
05/2024	$17,788	$30,078	$22,097
06/2024	$17,601	$31,157	$21,889
07/2024	$18,569	$31,537	$23,008
08/2024	$18,906	$32,302	$23,625
09/2024	$19,064	$32,992	$23,953
10/2024	$18,876	$32,692	$23,689
11/2024	$20,219	$34,612	$25,202
12/2024	$18,837	$33,786	$23,478
01/2025	$19,843	$34,727	$24,565
02/2025	$19,631	$34,274	$24,665
03/2025	$18,969	$32,343	$23,980
04/2025	$18,484	$32,124	$23,249
05/2025	$19,084	$34,146	$24,065
06/2025	$19,914	$35,882	$24,888
07/2025	$20,178	$36,687	$25,031
08/2025	$21,043	$37,431	$25,829
09/2025	$21,476	$38,797	$26,215
10/2025	$21,847	$39,706	$26,330
11/2025	$22,641	$39,803	$27,030
12/2025	$23,136	$39,827	$27,213

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	22.82%	11.52%	8.75%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	21.82%	11.52%	8.75%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025

Class C: BWLCX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_C 1225

American Beacon

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025 | Investor Class: BWLIX

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.04%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 23.81% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,430	$9,504	$9,483
02/2016	$9,602	$9,491	$9,481
03/2016	$10,212	$10,135	$10,164
04/2016	$10,296	$10,174	$10,377
05/2016	$10,393	$10,357	$10,539
06/2016	$10,468	$10,384	$10,630
07/2016	$10,786	$10,766	$10,938
08/2016	$10,830	$10,782	$11,023
09/2016	$10,866	$10,784	$11,000
10/2016	$10,786	$10,587	$10,829
11/2016	$11,444	$10,979	$11,448
12/2016	$11,581	$11,196	$11,734
01/2017	$11,665	$11,408	$11,818
02/2017	$11,983	$11,861	$12,242
03/2017	$11,849	$11,875	$12,118
04/2017	$11,858	$11,997	$12,095
05/2017	$11,835	$12,166	$12,083
06/2017	$12,000	$12,242	$12,281
07/2017	$12,215	$12,494	$12,444
08/2017	$12,081	$12,532	$12,299
09/2017	$12,438	$12,790	$12,663
10/2017	$12,675	$13,089	$12,755
11/2017	$13,130	$13,490	$13,146
12/2017	$13,378	$13,640	$13,337
01/2018	$13,981	$14,421	$13,853
02/2018	$13,345	$13,890	$13,192
03/2018	$13,194	$13,537	$12,960
04/2018	$13,176	$13,589	$13,002
05/2018	$13,411	$13,916	$13,080
06/2018	$13,251	$14,002	$13,112
07/2018	$13,788	$14,523	$13,631
08/2018	$13,863	$14,996	$13,832
09/2018	$13,792	$15,081	$13,860
10/2018	$12,794	$14,050	$13,142
11/2018	$12,950	$14,337	$13,534
12/2018	$11,563	$12,931	$12,235
01/2019	$12,606	$14,087	$13,187
02/2019	$12,904	$14,540	$13,608
03/2019	$12,827	$14,822	$13,695
04/2019	$13,423	$15,422	$14,181
05/2019	$12,421	$14,442	$13,269
06/2019	$13,377	$15,460	$14,221
07/2019	$13,603	$15,682	$14,339
08/2019	$13,002	$15,434	$13,918
09/2019	$13,443	$15,723	$14,414
10/2019	$13,592	$16,063	$14,616
11/2019	$14,106	$16,646	$15,068
12/2019	$14,417	$17,149	$15,482
01/2020	$13,900	$17,142	$15,149
02/2020	$12,397	$15,731	$13,682
03/2020	$9,839	$13,788	$11,344
04/2020	$11,188	$15,555	$12,619
05/2020	$11,513	$16,296	$13,051
06/2020	$11,529	$16,620	$12,965
07/2020	$11,918	$17,558	$13,477
08/2020	$12,291	$18,820	$14,035
09/2020	$11,934	$18,105	$13,690
10/2020	$11,662	$17,623	$13,510
11/2020	$13,399	$19,552	$15,327
12/2020	$13,933	$20,304	$15,915
01/2021	$14,039	$20,099	$15,769
02/2021	$14,707	$20,653	$16,722
03/2021	$15,547	$21,558	$17,706
04/2021	$16,044	$22,708	$18,414
05/2021	$16,387	$22,867	$18,844
06/2021	$16,363	$23,401	$18,628
07/2021	$16,328	$23,956	$18,777
08/2021	$16,777	$24,685	$19,150
09/2021	$15,997	$23,537	$18,483
10/2021	$16,771	$25,186	$19,422
11/2021	$16,186	$25,011	$18,737
12/2021	$17,068	$26,132	$19,919
01/2022	$16,680	$24,780	$19,455
02/2022	$16,466	$24,038	$19,229
03/2022	$16,693	$24,931	$19,772
04/2022	$15,851	$22,757	$18,657
05/2022	$16,317	$22,798	$19,020
06/2022	$14,879	$20,916	$17,358
07/2022	$15,825	$22,845	$18,509
08/2022	$15,345	$21,913	$17,957
09/2022	$14,076	$19,895	$16,383
10/2022	$15,708	$21,506	$18,063
11/2022	$16,583	$22,708	$19,191
12/2022	$15,696	$21,399	$18,418
01/2023	$17,038	$22,744	$19,372
02/2023	$16,293	$22,189	$18,689
03/2023	$15,845	$23,004	$18,603
04/2023	$15,812	$23,363	$18,883
05/2023	$15,195	$23,464	$18,155
06/2023	$16,313	$25,015	$19,361
07/2023	$17,011	$25,818	$20,042
08/2023	$16,516	$25,407	$19,501
09/2023	$15,933	$24,196	$18,748
10/2023	$15,290	$23,687	$18,087
11/2023	$16,394	$25,850	$19,451
12/2023	$17,410	$27,025	$20,529
01/2024	$17,668	$27,479	$20,550
02/2024	$18,395	$28,946	$21,308
03/2024	$19,584	$29,878	$22,373
04/2024	$18,561	$28,657	$21,418
05/2024	$18,963	$30,078	$22,097
06/2024	$18,773	$31,157	$21,889
07/2024	$19,826	$31,537	$23,008
08/2024	$20,197	$32,302	$23,625
09/2024	$20,364	$32,992	$23,953
10/2024	$20,182	$32,692	$23,689
11/2024	$21,628	$34,612	$25,202
12/2024	$20,157	$33,786	$23,478
01/2025	$21,253	$34,727	$24,565
02/2025	$21,039	$34,274	$24,665
03/2025	$20,335	$32,343	$23,980
04/2025	$19,836	$32,124	$23,249
05/2025	$20,487	$34,146	$24,065
06/2025	$21,387	$35,882	$24,888
07/2025	$21,698	$36,687	$25,031
08/2025	$22,643	$37,431	$25,829
09/2025	$23,115	$38,797	$26,215
10/2025	$23,525	$39,706	$26,330
11/2025	$24,407	$39,803	$27,030
12/2025	$24,956	$39,827	$27,213

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	23.81%	12.36%	9.58%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025

Investor Class: BWLIX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_Investor 1225

American Beacon

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025 | Class R5: BRLVX

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$81	0.72%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 24.16% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$250,000	$250,000	$250,000
01/2016	$235,824	$237,594	$237,082
02/2016	$240,220	$237,274	$237,022
03/2016	$255,495	$253,370	$254,096
04/2016	$257,692	$254,352	$259,434
05/2016	$260,220	$258,920	$263,463
06/2016	$262,088	$259,591	$265,741
07/2016	$270,220	$269,161	$273,457
08/2016	$271,319	$269,540	$275,566
09/2016	$272,418	$269,590	$274,991
10/2016	$270,440	$264,673	$270,735
11/2016	$287,033	$274,475	$286,198
12/2016	$290,610	$279,900	$293,351
01/2017	$292,727	$285,208	$295,441
02/2017	$300,750	$296,534	$306,057
03/2017	$297,518	$296,879	$302,940
04/2017	$297,853	$299,928	$302,371
05/2017	$297,295	$304,149	$302,075
06/2017	$301,641	$306,047	$307,013
07/2017	$306,990	$312,340	$311,093
08/2017	$303,758	$313,297	$307,469
09/2017	$312,784	$319,759	$316,576
10/2017	$318,913	$327,221	$318,875
11/2017	$330,502	$337,257	$328,639
12/2017	$336,752	$341,007	$333,436
01/2018	$352,075	$360,531	$346,327
02/2018	$336,163	$347,242	$329,790
03/2018	$332,391	$338,418	$323,989
04/2018	$332,037	$339,716	$325,058
05/2018	$338,166	$347,897	$326,988
06/2018	$334,159	$350,039	$327,798
07/2018	$347,714	$363,065	$340,772
08/2018	$349,835	$374,896	$345,808
09/2018	$348,067	$377,029	$346,494
10/2018	$323,079	$351,259	$328,552
11/2018	$327,087	$358,417	$338,361
12/2018	$292,021	$323,268	$305,870
01/2019	$318,498	$352,184	$329,677
02/2019	$326,118	$363,492	$340,211
03/2019	$324,181	$370,556	$342,374
04/2019	$339,421	$385,559	$354,518
05/2019	$314,236	$361,058	$331,724
06/2019	$338,388	$386,504	$355,536
07/2019	$344,329	$392,059	$358,483
08/2019	$329,218	$385,848	$347,942
09/2019	$340,325	$393,068	$360,356
10/2019	$344,329	$401,581	$365,393
11/2019	$357,374	$416,158	$376,690
12/2019	$365,340	$428,719	$387,052
01/2020	$352,417	$428,551	$378,725
02/2020	$314,456	$393,273	$342,047
03/2020	$249,573	$344,699	$283,593
04/2020	$283,764	$388,887	$315,475
05/2020	$292,245	$407,409	$326,286
06/2020	$292,649	$415,511	$324,120
07/2020	$302,745	$438,940	$336,934
08/2020	$312,168	$470,491	$350,866
09/2020	$303,149	$452,614	$342,248
10/2020	$296,418	$440,577	$337,750
11/2020	$340,706	$488,804	$383,182
12/2020	$354,346	$507,598	$397,873
01/2021	$357,182	$502,473	$394,229
02/2021	$374,197	$516,329	$418,053
03/2021	$395,691	$538,942	$442,653
04/2021	$408,528	$567,705	$460,355
05/2021	$417,334	$571,670	$471,102
06/2021	$416,737	$585,015	$465,707
07/2021	$415,991	$598,912	$469,429
08/2021	$427,633	$617,123	$478,739
09/2021	$407,781	$588,420	$462,075
10/2021	$427,633	$629,646	$485,538
11/2021	$412,707	$625,283	$468,428
12/2021	$435,409	$653,306	$497,979
01/2022	$425,733	$619,499	$486,379
02/2022	$420,157	$600,951	$480,735
03/2022	$426,061	$623,264	$494,306
04/2022	$404,742	$568,914	$466,425
05/2022	$416,713	$569,958	$475,492
06/2022	$380,142	$522,911	$433,947
07/2022	$404,578	$571,126	$462,724
08/2022	$392,278	$547,834	$448,937
09/2022	$359,971	$497,380	$409,571
10/2022	$401,790	$537,648	$451,564
11/2022	$424,257	$567,694	$479,783
12/2022	$401,700	$534,987	$460,442
01/2023	$436,106	$568,602	$484,302
02/2023	$417,183	$554,729	$467,226
03/2023	$406,000	$575,095	$465,075
04/2023	$405,140	$584,071	$472,082
05/2023	$389,485	$586,610	$453,875
06/2023	$418,215	$625,371	$484,024
07/2023	$436,106	$645,461	$501,045
08/2023	$423,720	$635,184	$487,518
09/2023	$408,753	$604,900	$468,705
10/2023	$392,238	$592,181	$452,168
11/2023	$420,795	$646,262	$486,285
12/2023	$446,892	$675,622	$513,221
01/2024	$453,640	$686,975	$513,752
02/2024	$472,340	$723,657	$532,705
03/2024	$503,187	$746,940	$559,337
04/2024	$476,968	$716,432	$535,445
05/2024	$487,378	$751,956	$552,418
06/2024	$482,751	$778,937	$547,222
07/2024	$509,935	$788,419	$575,197
08/2024	$519,575	$807,543	$590,627
09/2024	$524,394	$824,790	$598,824
10/2024	$519,767	$817,311	$592,234
11/2024	$557,169	$865,288	$630,053
12/2024	$519,486	$844,661	$586,962
01/2025	$547,689	$868,182	$614,130
02/2025	$542,458	$856,854	$616,623
03/2025	$524,490	$808,575	$599,498
04/2025	$511,753	$803,092	$581,226
05/2025	$528,584	$853,643	$601,636
06/2025	$552,011	$897,053	$622,202
07/2025	$560,199	$917,185	$625,775
08/2025	$584,763	$935,778	$645,718
09/2025	$597,045	$969,934	$655,364
10/2025	$607,963	$992,644	$658,258
11/2025	$630,707	$995,077	$675,743
12/2025	$645,014	$995,686	$680,326

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	24.16%	12.73%	9.94%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025

Class R5: BRLVX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_R5 1225

American Beacon

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025 | Class R6: BWLRX

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.68%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 24.18% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,433	$9,504	$9,483
02/2016	$9,609	$9,491	$9,481
03/2016	$10,220	$10,135	$10,164
04/2016	$10,308	$10,174	$10,377
05/2016	$10,409	$10,357	$10,539
06/2016	$10,484	$10,384	$10,630
07/2016	$10,809	$10,766	$10,938
08/2016	$10,853	$10,782	$11,023
09/2016	$10,897	$10,784	$11,000
10/2016	$10,818	$10,587	$10,829
11/2016	$11,481	$10,979	$11,448
12/2016	$11,624	$11,196	$11,734
01/2017	$11,709	$11,408	$11,818
02/2017	$12,030	$11,861	$12,242
03/2017	$11,901	$11,875	$12,118
04/2017	$11,914	$11,997	$12,095
05/2017	$11,896	$12,166	$12,083
06/2017	$12,066	$12,242	$12,281
07/2017	$12,284	$12,494	$12,444
08/2017	$12,155	$12,532	$12,299
09/2017	$12,511	$12,790	$12,663
10/2017	$12,752	$13,089	$12,755
11/2017	$13,216	$13,490	$13,146
12/2017	$13,464	$13,640	$13,337
01/2018	$14,077	$14,421	$13,853
02/2018	$13,441	$13,890	$13,192
03/2018	$13,290	$13,537	$12,960
04/2018	$13,280	$13,589	$13,002
05/2018	$13,521	$13,916	$13,080
06/2018	$13,361	$14,002	$13,112
07/2018	$13,908	$14,523	$13,631
08/2018	$13,988	$14,996	$13,832
09/2018	$13,922	$15,081	$13,860
10/2018	$12,917	$14,050	$13,142
11/2018	$13,078	$14,337	$13,534
12/2018	$11,678	$12,931	$12,235
01/2019	$12,737	$14,087	$13,187
02/2019	$13,048	$14,540	$13,608
03/2019	$12,970	$14,822	$13,695
04/2019	$13,575	$15,422	$14,181
05/2019	$12,567	$14,442	$13,269
06/2019	$13,539	$15,460	$14,221
07/2019	$13,771	$15,682	$14,339
08/2019	$13,166	$15,434	$13,918
09/2019	$13,616	$15,723	$14,414
10/2019	$13,776	$16,063	$14,616
11/2019	$14,299	$16,646	$15,068
12/2019	$14,617	$17,149	$15,482
01/2020	$14,100	$17,142	$15,149
02/2020	$12,580	$15,731	$13,682
03/2020	$9,982	$13,788	$11,344
04/2020	$11,356	$15,555	$12,619
05/2020	$11,691	$16,296	$13,051
06/2020	$11,707	$16,620	$12,965
07/2020	$12,111	$17,558	$13,477
08/2020	$12,494	$18,820	$14,035
09/2020	$12,133	$18,105	$13,690
10/2020	$11,858	$17,623	$13,510
11/2020	$13,636	$19,552	$15,327
12/2020	$14,175	$20,304	$15,915
01/2021	$14,289	$20,099	$15,769
02/2021	$14,970	$20,653	$16,722
03/2021	$15,831	$21,558	$17,706
04/2021	$16,345	$22,708	$18,414
05/2021	$16,698	$22,867	$18,844
06/2021	$16,680	$23,401	$18,628
07/2021	$16,644	$23,956	$18,777
08/2021	$17,110	$24,685	$19,150
09/2021	$16,321	$23,537	$18,483
10/2021	$17,116	$25,186	$19,422
11/2021	$16,525	$25,011	$18,737
12/2021	$17,434	$26,132	$19,919
01/2022	$17,039	$24,780	$19,455
02/2022	$16,822	$24,038	$19,229
03/2022	$17,059	$24,931	$19,772
04/2022	$16,205	$22,757	$18,657
05/2022	$16,684	$22,798	$19,020
06/2022	$15,219	$20,916	$17,358
07/2022	$16,198	$22,845	$18,509
08/2022	$15,705	$21,913	$17,957
09/2022	$14,411	$19,895	$16,383
10/2022	$16,086	$21,506	$18,063
11/2022	$16,987	$22,708	$19,191
12/2022	$16,084	$21,399	$18,418
01/2023	$17,463	$22,744	$19,372
02/2023	$16,705	$22,189	$18,689
03/2023	$16,256	$23,004	$18,603
04/2023	$16,222	$23,363	$18,883
05/2023	$15,594	$23,464	$18,155
06/2023	$16,746	$25,015	$19,361
07/2023	$17,463	$25,818	$20,042
08/2023	$16,967	$25,407	$19,501
09/2023	$16,367	$24,196	$18,748
10/2023	$15,711	$23,687	$18,087
11/2023	$16,856	$25,850	$19,451
12/2023	$17,900	$27,025	$20,529
01/2024	$18,171	$27,479	$20,550
02/2024	$18,921	$28,946	$21,308
03/2024	$20,159	$29,878	$22,373
04/2024	$19,107	$28,657	$21,418
05/2024	$19,524	$30,078	$22,097
06/2024	$19,339	$31,157	$21,889
07/2024	$20,453	$31,537	$23,008
08/2024	$20,847	$32,302	$23,625
09/2024	$21,033	$32,992	$23,953
10/2024	$20,847	$32,692	$23,689
11/2024	$22,348	$34,612	$25,202
12/2024	$20,851	$33,786	$23,478
01/2025	$21,982	$34,727	$24,565
02/2025	$21,773	$34,274	$24,665
03/2025	$21,052	$32,343	$23,980
04/2025	$20,541	$32,124	$23,249
05/2025	$21,225	$34,146	$24,065
06/2025	$22,165	$35,882	$24,888
07/2025	$22,484	$36,687	$25,031
08/2025	$23,469	$37,431	$25,829
09/2025	$23,971	$38,797	$26,215
10/2025	$24,409	$39,706	$26,330
11/2025	$25,321	$39,803	$27,030
12/2025	$25,894	$39,827	$27,213

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	24.18%	12.81%	9.98%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025

Class R6: BWLRX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_R6 1225

American Beacon

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025 | Class Y: BWLYX

This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$87	0.78%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 24.11% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$100,000	$100,000	$100,000
01/2016	$94,315	$95,038	$94,833
02/2016	$96,078	$94,909	$94,809
03/2016	$102,204	$101,348	$101,638
04/2016	$103,085	$101,741	$103,773
05/2016	$104,099	$103,568	$105,385
06/2016	$104,848	$103,836	$106,297
07/2016	$108,065	$107,665	$109,383
08/2016	$108,506	$107,816	$110,226
09/2016	$108,903	$107,836	$109,997
10/2016	$108,153	$105,869	$108,294
11/2016	$114,764	$109,790	$114,479
12/2016	$116,171	$111,960	$117,340
01/2017	$117,019	$114,083	$118,176
02/2017	$120,280	$118,613	$122,423
03/2017	$118,940	$118,752	$121,176
04/2017	$119,074	$119,971	$120,948
05/2017	$118,851	$121,660	$120,830
06/2017	$120,548	$122,419	$122,805
07/2017	$122,692	$124,936	$124,437
08/2017	$121,396	$125,319	$122,988
09/2017	$125,014	$127,904	$126,630
10/2017	$127,426	$130,888	$127,550
11/2017	$132,026	$134,903	$131,456
12/2017	$134,546	$136,403	$133,374
01/2018	$140,638	$144,212	$138,531
02/2018	$134,310	$138,897	$131,916
03/2018	$132,799	$135,367	$129,595
04/2018	$132,657	$135,887	$130,023
05/2018	$135,066	$139,159	$130,795
06/2018	$133,460	$140,015	$131,119
07/2018	$138,891	$145,226	$136,309
08/2018	$139,694	$149,958	$138,323
09/2018	$139,033	$150,812	$138,598
10/2018	$128,974	$140,504	$131,421
11/2018	$130,579	$143,367	$135,344
12/2018	$116,581	$129,307	$122,348
01/2019	$127,184	$140,874	$131,871
02/2019	$130,235	$145,397	$136,084
03/2019	$129,459	$148,222	$136,950
04/2019	$135,511	$154,224	$141,807
05/2019	$125,425	$144,423	$132,690
06/2019	$135,045	$154,602	$142,215
07/2019	$137,425	$156,823	$143,393
08/2019	$131,373	$154,339	$139,177
09/2019	$135,821	$157,227	$144,142
10/2019	$137,425	$160,633	$146,157
11/2019	$142,597	$166,463	$150,676
12/2019	$145,795	$171,488	$154,821
01/2020	$140,622	$171,420	$151,490
02/2020	$125,429	$157,309	$136,819
03/2020	$99,567	$137,879	$113,437
04/2020	$113,198	$155,555	$126,190
05/2020	$116,539	$162,963	$130,514
06/2020	$116,754	$166,204	$129,648
07/2020	$120,741	$175,576	$134,774
08/2020	$124,513	$188,196	$140,346
09/2020	$120,903	$181,045	$136,899
10/2020	$118,209	$176,231	$135,100
11/2020	$135,881	$195,522	$153,273
12/2020	$141,217	$203,039	$159,149
01/2021	$142,352	$200,989	$157,692
02/2021	$149,165	$206,532	$167,221
03/2021	$157,711	$215,577	$177,061
04/2021	$162,791	$227,082	$184,142
05/2021	$166,317	$228,668	$188,441
06/2021	$166,078	$234,006	$186,283
07/2021	$165,719	$239,565	$187,772
08/2021	$170,381	$246,849	$191,496
09/2021	$162,492	$235,368	$184,830
10/2021	$170,381	$251,858	$194,215
11/2021	$164,464	$250,113	$187,371
12/2021	$173,464	$261,322	$199,192
01/2022	$169,592	$247,800	$194,552
02/2022	$167,426	$240,380	$192,294
03/2022	$169,723	$249,305	$197,722
04/2022	$161,191	$227,566	$186,570
05/2022	$165,982	$227,983	$190,197
06/2022	$151,412	$209,165	$173,579
07/2022	$161,125	$228,450	$185,089
08/2022	$156,203	$219,134	$179,575
09/2022	$143,339	$198,952	$163,828
10/2022	$159,944	$215,059	$180,626
11/2022	$168,935	$227,078	$191,913
12/2022	$159,917	$213,995	$184,177
01/2023	$173,611	$227,441	$193,721
02/2023	$166,110	$221,891	$186,891
03/2023	$161,569	$230,038	$186,030
04/2023	$161,225	$233,629	$188,833
05/2023	$155,032	$234,644	$181,550
06/2023	$166,454	$250,148	$193,610
07/2023	$173,542	$258,184	$200,418
08/2023	$168,587	$254,074	$195,007
09/2023	$162,670	$241,960	$187,482
10/2023	$156,064	$236,872	$180,867
11/2023	$167,486	$258,505	$194,514
12/2023	$177,812	$270,249	$205,288
01/2024	$180,511	$274,790	$205,501
02/2024	$187,913	$289,463	$213,082
03/2024	$200,173	$298,776	$223,735
04/2024	$189,686	$286,573	$214,178
05/2024	$193,850	$300,782	$220,967
06/2024	$192,000	$311,575	$218,889
07/2024	$202,795	$315,368	$230,079
08/2024	$206,650	$323,017	$236,251
09/2024	$208,501	$329,916	$239,530
10/2024	$206,650	$326,924	$236,894
11/2024	$221,532	$346,115	$252,021
12/2024	$206,501	$337,864	$234,785
01/2025	$217,690	$347,273	$245,652
02/2025	$215,598	$342,742	$246,649
03/2025	$208,502	$323,430	$239,799
04/2025	$203,408	$321,237	$232,491
05/2025	$210,140	$341,457	$240,655
06/2025	$219,419	$358,821	$248,881
07/2025	$222,602	$366,874	$250,310
08/2025	$232,336	$374,311	$258,287
09/2025	$237,249	$387,974	$262,146
10/2025	$241,524	$397,058	$263,303
11/2025	$250,621	$398,031	$270,297
12/2025	$256,278	$398,274	$272,131

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	24.11%	12.66%	9.87%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Annual Shareholder Report - December 31, 2025

Class Y: BWLYX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_Y 1225

American Beacon

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class A: SMFAX

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.21%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 6.05% (with sales charges) and 12.53% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$9,426	$10,000	$10,000
01/2016	$8,530	$9,504	$9,243
02/2016	$8,458	$9,491	$9,388
03/2016	$9,091	$10,135	$10,058
04/2016	$9,145	$10,174	$10,052
05/2016	$9,402	$10,357	$10,217
06/2016	$9,331	$10,384	$10,215
07/2016	$9,809	$10,766	$10,721
08/2016	$9,910	$10,782	$10,689
09/2016	$10,030	$10,784	$10,684
10/2016	$9,629	$10,587	$10,250
11/2016	$10,060	$10,979	$10,696
12/2016	$10,020	$11,196	$10,733
01/2017	$10,517	$11,408	$11,091
02/2017	$10,830	$11,861	$11,410
03/2017	$10,964	$11,875	$11,473
04/2017	$11,136	$11,997	$11,643
05/2017	$11,518	$12,166	$11,921
06/2017	$11,493	$12,242	$11,956
07/2017	$11,786	$12,494	$12,156
08/2017	$11,811	$12,532	$12,242
09/2017	$12,104	$12,790	$12,588
10/2017	$12,481	$13,089	$12,940
11/2017	$12,793	$13,490	$13,373
12/2017	$12,819	$13,640	$13,445
01/2018	$13,760	$14,421	$14,206
02/2018	$13,504	$13,890	$13,760
03/2018	$13,558	$13,537	$13,737
04/2018	$13,639	$13,589	$13,607
05/2018	$14,338	$13,916	$14,116
06/2018	$14,458	$14,002	$14,171
07/2018	$14,848	$14,523	$14,475
08/2018	$15,863	$14,996	$15,309
09/2018	$15,775	$15,081	$15,244
10/2018	$14,170	$14,050	$13,735
11/2018	$14,411	$14,337	$14,084
12/2018	$13,051	$12,931	$12,806
01/2019	$14,480	$14,087	$14,278
02/2019	$15,387	$14,540	$15,115
03/2019	$15,431	$14,822	$15,319
04/2019	$16,079	$15,422	$16,008
05/2019	$15,306	$14,442	$15,087
06/2019	$16,463	$15,460	$16,146
07/2019	$16,566	$15,682	$16,523
08/2019	$16,035	$15,434	$16,222
09/2019	$15,858	$15,723	$16,038
10/2019	$16,013	$16,063	$16,335
11/2019	$16,964	$16,646	$17,148
12/2019	$17,124	$17,149	$17,348
01/2020	$17,247	$17,142	$17,511
02/2020	$16,185	$15,731	$16,303
03/2020	$14,002	$13,788	$13,872
04/2020	$16,254	$15,555	$16,044
05/2020	$18,178	$16,296	$17,656
06/2020	$18,781	$16,620	$18,070
07/2020	$20,110	$17,558	$19,513
08/2020	$20,636	$18,820	$20,044
09/2020	$19,957	$18,105	$19,763
10/2020	$19,667	$17,623	$19,788
11/2020	$22,324	$19,552	$22,445
12/2020	$23,949	$20,304	$23,522
01/2021	$23,461	$20,099	$23,444
02/2021	$24,065	$20,653	$23,844
03/2021	$23,686	$21,558	$23,389
04/2021	$24,902	$22,708	$24,703
05/2021	$24,545	$22,867	$24,326
06/2021	$25,583	$23,401	$25,979
07/2021	$26,420	$23,956	$26,246
08/2021	$26,606	$24,685	$27,094
09/2021	$25,552	$23,537	$25,781
10/2021	$27,295	$25,186	$27,589
11/2021	$26,079	$25,011	$26,423
12/2021	$26,863	$26,132	$26,516
01/2022	$23,603	$24,780	$23,094
02/2022	$23,303	$24,038	$22,814
03/2022	$23,478	$24,931	$23,180
04/2022	$21,018	$22,757	$20,570
05/2022	$20,210	$22,798	$19,774
06/2022	$18,576	$20,916	$18,296
07/2022	$20,785	$22,845	$20,535
08/2022	$19,718	$21,913	$19,862
09/2022	$17,942	$19,895	$18,176
10/2022	$19,401	$21,506	$19,605
11/2022	$20,376	$22,708	$20,671
12/2022	$19,270	$21,399	$19,431
01/2023	$20,952	$22,744	$21,126
02/2023	$20,425	$22,189	$20,918
03/2023	$21,271	$23,004	$21,206
04/2023	$20,857	$23,363	$20,899
05/2023	$20,952	$23,464	$20,912
06/2023	$22,383	$25,015	$22,528
07/2023	$22,935	$25,818	$23,210
08/2023	$22,254	$25,407	$22,444
09/2023	$21,262	$24,196	$21,351
10/2023	$20,606	$23,687	$20,262
11/2023	$22,685	$25,850	$22,733
12/2023	$24,117	$27,025	$24,457
01/2024	$24,014	$27,479	$24,325
02/2024	$25,721	$28,946	$26,154
03/2024	$26,299	$29,878	$26,779
04/2024	$24,721	$28,657	$25,224
05/2024	$25,230	$30,078	$25,493
06/2024	$25,290	$31,157	$25,919
07/2024	$25,299	$31,537	$26,076
08/2024	$25,842	$32,302	$26,724
09/2024	$26,265	$32,992	$27,614
10/2024	$26,015	$32,692	$28,097
11/2024	$28,930	$34,612	$31,842
12/2024	$27,259	$33,786	$29,863
01/2025	$28,534	$34,727	$31,768
02/2025	$27,142	$34,274	$29,958
03/2025	$25,451	$32,343	$27,736
04/2025	$25,894	$32,124	$28,668
05/2025	$27,874	$34,146	$31,416
06/2025	$29,863	$35,882	$32,785
07/2025	$30,351	$36,687	$33,451
08/2025	$30,586	$37,431	$33,785
09/2025	$31,138	$38,797	$33,696
10/2025	$31,228	$39,706	$33,602
11/2025	$30,966	$39,803	$32,889
12/2025	$30,674	$39,827	$32,448

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	12.53%	5.07%	12.52%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	6.05%	3.83%	11.86%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class A: SMFAX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_A 1225

American Beacon

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class C: SMFCX

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.95%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 10.71% (with sales charges) and 11.71% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,050	$9,504	$9,243
02/2016	$8,965	$9,491	$9,388
03/2016	$9,627	$10,135	$10,058
04/2016	$9,679	$10,174	$10,052
05/2016	$9,948	$10,357	$10,217
06/2016	$9,869	$10,384	$10,215
07/2016	$10,367	$10,766	$10,721
08/2016	$10,472	$10,782	$10,689
09/2016	$10,589	$10,784	$10,684
10/2016	$10,157	$10,587	$10,250
11/2016	$10,602	$10,979	$10,696
12/2016	$10,559	$11,196	$10,733
01/2017	$11,070	$11,408	$11,091
02/2017	$11,392	$11,861	$11,410
03/2017	$11,525	$11,875	$11,473
04/2017	$11,700	$11,997	$11,643
05/2017	$12,099	$12,166	$11,921
06/2017	$12,064	$12,242	$11,956
07/2017	$12,358	$12,494	$12,156
08/2017	$12,379	$12,532	$12,242
09/2017	$12,681	$12,790	$12,588
10/2017	$13,066	$13,089	$12,940
11/2017	$13,381	$13,490	$13,373
12/2017	$13,402	$13,640	$13,445
01/2018	$14,387	$14,421	$14,206
02/2018	$14,105	$13,890	$13,760
03/2018	$14,157	$13,537	$13,737
04/2018	$14,224	$13,589	$13,607
05/2018	$14,949	$13,916	$14,116
06/2018	$15,060	$14,002	$14,171
07/2018	$15,460	$14,523	$14,475
08/2018	$16,503	$14,996	$15,309
09/2018	$16,407	$15,081	$15,244
10/2018	$14,727	$14,050	$13,735
11/2018	$14,971	$14,337	$14,084
12/2018	$13,546	$12,931	$12,806
01/2019	$15,024	$14,087	$14,278
02/2019	$15,955	$14,540	$15,115
03/2019	$15,988	$14,822	$15,319
04/2019	$16,657	$15,422	$16,008
05/2019	$15,841	$14,442	$15,087
06/2019	$17,025	$15,460	$16,146
07/2019	$17,123	$15,682	$16,523
08/2019	$16,559	$15,434	$16,222
09/2019	$16,371	$15,723	$16,038
10/2019	$16,518	$16,063	$16,335
11/2019	$17,490	$16,646	$17,148
12/2019	$17,652	$17,149	$17,348
01/2020	$17,763	$17,142	$17,511
02/2020	$16,668	$15,731	$16,303
03/2020	$14,404	$13,788	$13,872
04/2020	$16,719	$15,555	$16,044
05/2020	$18,679	$16,296	$17,656
06/2020	$19,290	$16,620	$18,070
07/2020	$20,647	$17,558	$19,513
08/2020	$21,173	$18,820	$20,044
09/2020	$20,460	$18,105	$19,763
10/2020	$20,146	$17,623	$19,788
11/2020	$22,852	$19,552	$22,445
12/2020	$24,505	$20,304	$23,522
01/2021	$23,997	$20,099	$23,444
02/2021	$24,592	$20,653	$23,844
03/2021	$24,195	$21,558	$23,389
04/2021	$25,427	$22,708	$24,703
05/2021	$25,040	$22,867	$24,326
06/2021	$26,065	$23,401	$25,979
07/2021	$26,901	$23,956	$26,246
08/2021	$27,073	$24,685	$27,094
09/2021	$25,979	$23,537	$25,781
10/2021	$27,745	$25,186	$27,589
11/2021	$26,487	$25,011	$26,423
12/2021	$27,273	$26,132	$26,516
01/2022	$23,938	$24,780	$23,094
02/2022	$23,629	$24,038	$22,814
03/2022	$23,788	$24,931	$23,180
04/2022	$21,284	$22,757	$20,570
05/2022	$20,452	$22,798	$19,774
06/2022	$18,789	$20,916	$18,296
07/2022	$21,004	$22,845	$20,535
08/2022	$19,911	$21,913	$19,862
09/2022	$18,107	$19,895	$18,176
10/2022	$19,574	$21,506	$19,605
11/2022	$20,546	$22,708	$20,671
12/2022	$19,417	$21,399	$19,431
01/2023	$21,096	$22,744	$21,126
02/2023	$20,553	$22,189	$20,918
03/2023	$21,397	$23,004	$21,206
04/2023	$20,970	$23,363	$20,899
05/2023	$21,048	$23,464	$20,912
06/2023	$22,474	$25,015	$22,528
07/2023	$23,018	$25,818	$23,210
08/2023	$22,319	$25,407	$22,444
09/2023	$21,310	$24,196	$21,351
10/2023	$20,640	$23,687	$20,262
11/2023	$22,707	$25,850	$22,733
12/2023	$24,124	$27,025	$24,457
01/2024	$24,007	$27,479	$24,325
02/2024	$25,705	$28,946	$26,154
03/2024	$26,259	$29,878	$26,779
04/2024	$24,667	$28,657	$25,224
05/2024	$25,162	$30,078	$25,493
06/2024	$25,201	$31,157	$25,919
07/2024	$25,191	$31,537	$26,076
08/2024	$25,725	$32,302	$26,724
09/2024	$26,132	$32,992	$27,614
10/2024	$25,861	$32,692	$28,097
11/2024	$28,743	$34,612	$31,842
12/2024	$27,067	$33,786	$29,863
01/2025	$28,305	$34,727	$31,768
02/2025	$26,913	$34,274	$29,958
03/2025	$25,224	$32,343	$27,736
04/2025	$25,644	$32,124	$28,668
05/2025	$27,589	$34,146	$31,416
06/2025	$29,534	$35,882	$32,785
07/2025	$30,005	$36,687	$33,451
08/2025	$30,220	$37,431	$33,785
09/2025	$30,752	$38,797	$33,696
10/2025	$30,814	$39,706	$33,602
11/2025	$30,537	$39,803	$32,889
12/2025	$30,237	$39,827	$32,448

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	11.71%	4.29%	11.70%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	10.71%	4.29%	11.70%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class C: SMFCX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_C 1225

American Beacon

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Investor Class: STMGX

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$123	1.16%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 12.61% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,057	$9,504	$9,243
02/2016	$8,975	$9,491	$9,388
03/2016	$9,646	$10,135	$10,058
04/2016	$9,709	$10,174	$10,052
05/2016	$9,981	$10,357	$10,217
06/2016	$9,905	$10,384	$10,215
07/2016	$10,418	$10,766	$10,721
08/2016	$10,525	$10,782	$10,689
09/2016	$10,652	$10,784	$10,684
10/2016	$10,222	$10,587	$10,250
11/2016	$10,684	$10,979	$10,696
12/2016	$10,642	$11,196	$10,733
01/2017	$11,168	$11,408	$11,091
02/2017	$11,499	$11,861	$11,410
03/2017	$11,640	$11,875	$11,473
04/2017	$11,829	$11,997	$11,643
05/2017	$12,234	$12,166	$11,921
06/2017	$12,207	$12,242	$11,956
07/2017	$12,518	$12,494	$12,156
08/2017	$12,545	$12,532	$12,242
09/2017	$12,855	$12,790	$12,588
10/2017	$13,260	$13,089	$12,940
11/2017	$13,590	$13,490	$13,373
12/2017	$13,618	$13,640	$13,445
01/2018	$14,628	$14,421	$14,206
02/2018	$14,358	$13,890	$13,760
03/2018	$14,415	$13,537	$13,737
04/2018	$14,500	$13,589	$13,607
05/2018	$15,247	$13,916	$14,116
06/2018	$15,368	$14,002	$14,171
07/2018	$15,787	$14,523	$14,475
08/2018	$16,861	$14,996	$15,309
09/2018	$16,776	$15,081	$15,244
10/2018	$15,069	$14,050	$13,735
11/2018	$15,332	$14,337	$14,084
12/2018	$13,878	$12,931	$12,806
01/2019	$15,398	$14,087	$14,278
02/2019	$16,365	$14,540	$15,115
03/2019	$16,404	$14,822	$15,319
04/2019	$17,106	$15,422	$16,008
05/2019	$16,279	$14,442	$15,087
06/2019	$17,503	$15,460	$16,146
07/2019	$17,613	$15,682	$16,523
08/2019	$17,051	$15,434	$16,222
09/2019	$16,864	$15,723	$16,038
10/2019	$17,028	$16,063	$16,335
11/2019	$18,041	$16,646	$17,148
12/2019	$18,220	$17,149	$17,348
01/2020	$18,349	$17,142	$17,511
02/2020	$17,218	$15,731	$16,303
03/2020	$14,892	$13,788	$13,872
04/2020	$17,291	$15,555	$16,044
05/2020	$19,334	$16,296	$17,656
06/2020	$19,972	$16,620	$18,070
07/2020	$21,394	$17,558	$19,513
08/2020	$21,951	$18,820	$20,044
09/2020	$21,232	$18,105	$19,763
10/2020	$20,925	$17,623	$19,788
11/2020	$23,744	$19,552	$22,445
12/2020	$25,471	$20,304	$23,522
01/2021	$24,955	$20,099	$23,444
02/2021	$25,602	$20,653	$23,844
03/2021	$25,201	$21,558	$23,389
04/2021	$26,503	$22,708	$24,703
05/2021	$26,118	$22,867	$24,326
06/2021	$27,208	$23,401	$25,979
07/2021	$28,101	$23,956	$26,246
08/2021	$28,298	$24,685	$27,094
09/2021	$27,175	$23,537	$25,781
10/2021	$29,035	$25,186	$27,589
11/2021	$27,740	$25,011	$26,423
12/2021	$28,578	$26,132	$26,516
01/2022	$25,105	$24,780	$23,094
02/2022	$24,797	$24,038	$22,814
03/2022	$24,982	$24,931	$23,180
04/2022	$22,364	$22,757	$20,570
05/2022	$21,509	$22,798	$19,774
06/2022	$19,763	$20,916	$18,296
07/2022	$22,108	$22,845	$20,535
08/2022	$20,980	$21,913	$19,862
09/2022	$19,084	$19,895	$18,176
10/2022	$20,645	$21,506	$19,605
11/2022	$21,676	$22,708	$20,671
12/2022	$20,497	$21,399	$19,431
01/2023	$22,284	$22,744	$21,126
02/2023	$21,719	$22,189	$20,918
03/2023	$22,621	$23,004	$21,206
04/2023	$22,184	$23,363	$20,899
05/2023	$22,284	$23,464	$20,912
06/2023	$23,816	$25,015	$22,528
07/2023	$24,399	$25,818	$23,210
08/2023	$23,679	$25,407	$22,444
09/2023	$22,621	$24,196	$21,351
10/2023	$21,928	$23,687	$20,262
11/2023	$24,135	$25,850	$22,733
12/2023	$25,667	$27,025	$24,457
01/2024	$25,548	$27,479	$24,325
02/2024	$27,372	$28,946	$26,154
03/2024	$27,983	$29,878	$26,779
04/2024	$26,305	$28,657	$25,224
05/2024	$26,852	$30,078	$25,493
06/2024	$26,907	$31,157	$25,919
07/2024	$26,925	$31,537	$26,076
08/2024	$27,509	$32,302	$26,724
09/2024	$27,955	$32,992	$27,614
10/2024	$27,691	$32,692	$28,097
11/2024	$30,791	$34,612	$31,842
12/2024	$29,015	$33,786	$29,863
01/2025	$30,372	$34,727	$31,768
02/2025	$28,901	$34,274	$29,958
03/2025	$27,095	$32,343	$27,736
04/2025	$27,563	$32,124	$28,668
05/2025	$29,675	$34,146	$31,416
06/2025	$31,796	$35,882	$32,785
07/2025	$32,321	$36,687	$33,451
08/2025	$32,570	$37,431	$33,785
09/2025	$33,162	$38,797	$33,696
10/2025	$33,248	$39,706	$33,602
11/2025	$32,980	$39,803	$32,889
12/2025	$32,673	$39,827	$32,448

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	12.61%	5.11%	12.57%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Investor Class: STMGX

Distributed by:

Resolute Investment Distributors, Inc.

Steph MCG_Investor 1225

American Beacon

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class R5: SFMIX

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$96	0.90%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 12.85% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$250,000	$250,000	$250,000
01/2016	$226,519	$237,594	$231,075
02/2016	$224,586	$237,274	$234,697
03/2016	$241,436	$253,370	$251,448
04/2016	$242,956	$254,352	$251,295
05/2016	$249,862	$258,920	$255,416
06/2016	$248,204	$259,591	$255,377
07/2016	$260,912	$269,161	$268,025
08/2016	$263,812	$269,540	$267,237
09/2016	$266,989	$269,590	$267,104
10/2016	$256,354	$264,673	$256,252
11/2016	$267,956	$274,475	$267,392
12/2016	$267,042	$279,900	$268,321
01/2017	$280,329	$285,208	$277,267
02/2017	$288,651	$296,534	$285,240
03/2017	$292,447	$296,879	$286,821
04/2017	$297,119	$299,928	$291,076
05/2017	$307,486	$304,149	$298,026
06/2017	$306,902	$306,047	$298,910
07/2017	$314,786	$312,340	$303,904
08/2017	$315,662	$313,297	$306,048
09/2017	$323,546	$319,759	$314,702
10/2017	$333,620	$327,221	$323,508
11/2017	$342,089	$337,257	$334,320
12/2017	$342,836	$341,007	$336,121
01/2018	$368,339	$360,531	$355,138
02/2018	$361,467	$347,242	$343,991
03/2018	$363,147	$338,418	$343,429
04/2018	$365,284	$339,716	$340,186
05/2018	$384,221	$347,897	$352,910
06/2018	$387,428	$350,039	$354,273
07/2018	$397,965	$363,065	$361,878
08/2018	$425,300	$374,896	$382,736
09/2018	$423,162	$377,029	$381,108
10/2018	$380,250	$351,259	$343,369
11/2018	$386,969	$358,417	$352,103
12/2018	$350,389	$323,268	$320,153
01/2019	$389,010	$352,184	$356,942
02/2019	$413,601	$363,492	$377,872
03/2019	$414,757	$370,556	$382,970
04/2019	$432,416	$385,559	$400,192
05/2019	$411,786	$361,058	$377,169
06/2019	$442,814	$386,504	$403,658
07/2019	$445,785	$392,059	$413,082
08/2019	$431,591	$385,848	$405,558
09/2019	$427,135	$393,068	$400,939
10/2019	$431,426	$401,581	$408,371
11/2019	$457,173	$416,158	$428,689
12/2019	$461,770	$428,719	$433,710
01/2020	$465,169	$428,551	$437,769
02/2020	$436,786	$393,273	$407,582
03/2020	$377,812	$344,699	$346,795
04/2020	$438,826	$388,887	$401,100
05/2020	$490,832	$407,409	$441,392
06/2020	$507,148	$415,511	$451,738
07/2020	$543,349	$438,940	$487,828
08/2020	$557,795	$470,491	$501,099
09/2020	$539,440	$452,614	$494,082
10/2020	$531,792	$440,577	$494,688
11/2020	$603,683	$488,804	$561,134
12/2020	$647,854	$507,598	$588,053
01/2021	$634,956	$502,473	$586,089
02/2021	$651,294	$516,329	$596,098
03/2021	$641,319	$538,942	$584,729
04/2021	$674,511	$567,705	$617,583
05/2021	$665,052	$571,670	$608,145
06/2021	$692,913	$585,015	$649,470
07/2021	$715,615	$598,912	$656,160
08/2021	$720,946	$617,123	$677,339
09/2021	$692,397	$588,420	$644,535
10/2021	$739,864	$629,646	$689,726
11/2021	$707,016	$625,283	$660,584
12/2021	$728,557	$653,306	$662,901
01/2022	$640,181	$619,499	$577,357
02/2022	$632,329	$600,951	$570,349
03/2022	$637,077	$623,264	$579,506
04/2022	$570,612	$568,914	$514,254
05/2022	$548,883	$569,958	$494,348
06/2022	$504,512	$522,911	$457,394
07/2022	$564,586	$571,126	$513,368
08/2022	$535,736	$547,834	$496,553
09/2022	$487,713	$497,380	$454,407
10/2022	$527,702	$537,648	$490,120
11/2022	$554,178	$567,694	$516,784
12/2022	$524,280	$534,987	$485,768
01/2023	$570,065	$568,602	$528,157
02/2023	$555,992	$554,729	$522,943
03/2023	$579,072	$575,095	$530,147
04/2023	$568,189	$584,071	$522,468
05/2023	$571,003	$586,610	$522,790
06/2023	$610,034	$625,371	$563,198
07/2023	$625,233	$645,461	$580,239
08/2023	$606,844	$635,184	$561,110
09/2023	$579,823	$604,900	$533,776
10/2023	$562,184	$592,181	$506,539
11/2023	$619,041	$646,262	$568,335
12/2023	$658,258	$675,622	$611,420
01/2024	$655,631	$686,975	$608,126
02/2024	$702,543	$723,657	$653,850
03/2024	$718,305	$746,940	$669,484
04/2024	$675,522	$716,432	$630,603
05/2024	$689,595	$751,956	$637,325
06/2024	$691,284	$778,937	$647,971
07/2024	$691,659	$788,419	$651,898
08/2024	$706,858	$807,543	$668,095
09/2024	$718,680	$824,790	$690,357
10/2024	$711,925	$817,311	$702,418
11/2024	$791,861	$865,288	$796,041
12/2024	$746,510	$844,661	$746,563
01/2025	$781,372	$868,182	$794,193
02/2025	$743,589	$856,854	$748,939
03/2025	$697,431	$808,575	$693,407
04/2025	$709,701	$803,092	$716,697
05/2025	$764,038	$853,643	$785,407
06/2025	$818,765	$897,053	$819,619
07/2025	$832,398	$917,185	$836,268
08/2025	$839,215	$935,778	$844,635
09/2025	$854,601	$969,934	$842,399
10/2025	$857,133	$992,644	$840,044
11/2025	$850,316	$995,077	$822,222
12/2025	$842,473	$995,686	$811,193

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	12.85%	5.39%	12.92%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class R5: SFMIX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_R5 1225

American Beacon

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class R6: SFMRX

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$95	0.89%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 12.89% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,061	$9,504	$9,243
02/2016	$8,983	$9,491	$9,388
03/2016	$9,657	$10,135	$10,058
04/2016	$9,718	$10,174	$10,052
05/2016	$9,994	$10,357	$10,217
06/2016	$9,928	$10,384	$10,215
07/2016	$10,436	$10,766	$10,721
08/2016	$10,552	$10,782	$10,689
09/2016	$10,680	$10,784	$10,684
10/2016	$10,254	$10,587	$10,250
11/2016	$10,718	$10,979	$10,696
12/2016	$10,682	$11,196	$10,733
01/2017	$11,213	$11,408	$11,091
02/2017	$11,546	$11,861	$11,410
03/2017	$11,698	$11,875	$11,473
04/2017	$11,885	$11,997	$11,643
05/2017	$12,299	$12,166	$11,921
06/2017	$12,276	$12,242	$11,956
07/2017	$12,591	$12,494	$12,156
08/2017	$12,626	$12,532	$12,242
09/2017	$12,942	$12,790	$12,588
10/2017	$13,345	$13,089	$12,940
11/2017	$13,684	$13,490	$13,373
12/2017	$13,713	$13,640	$13,445
01/2018	$14,734	$14,421	$14,206
02/2018	$14,459	$13,890	$13,760
03/2018	$14,526	$13,537	$13,737
04/2018	$14,611	$13,589	$13,607
05/2018	$15,369	$13,916	$14,116
06/2018	$15,497	$14,002	$14,171
07/2018	$15,919	$14,523	$14,475
08/2018	$17,012	$14,996	$15,309
09/2018	$16,926	$15,081	$15,244
10/2018	$15,210	$14,050	$13,735
11/2018	$15,479	$14,337	$14,084
12/2018	$14,016	$12,931	$12,806
01/2019	$15,554	$14,087	$14,278
02/2019	$16,537	$14,540	$15,115
03/2019	$16,590	$14,822	$15,319
04/2019	$17,297	$15,422	$16,008
05/2019	$16,471	$14,442	$15,087
06/2019	$17,719	$15,460	$16,146
07/2019	$17,831	$15,682	$16,523
08/2019	$17,270	$15,434	$16,222
09/2019	$17,085	$15,723	$16,038
10/2019	$17,257	$16,063	$16,335
11/2019	$18,294	$16,646	$17,148
12/2019	$18,478	$17,149	$17,348
01/2020	$18,614	$17,142	$17,511
02/2020	$17,478	$15,731	$16,303
03/2020	$15,119	$13,788	$13,872
04/2020	$17,560	$15,555	$16,044
05/2020	$19,647	$16,296	$17,656
06/2020	$20,300	$16,620	$18,070
07/2020	$21,748	$17,558	$19,513
08/2020	$22,325	$18,820	$20,044
09/2020	$21,598	$18,105	$19,763
10/2020	$21,285	$17,623	$19,788
11/2020	$24,168	$19,552	$22,445
12/2020	$25,935	$20,304	$23,522
01/2021	$25,419	$20,099	$23,444
02/2021	$26,079	$20,653	$23,844
03/2021	$25,680	$21,558	$23,389
04/2021	$27,008	$22,708	$24,703
05/2021	$26,623	$22,867	$24,326
06/2021	$27,737	$23,401	$25,979
07/2021	$28,652	$23,956	$26,246
08/2021	$28,865	$24,685	$27,094
09/2021	$27,723	$23,537	$25,781
10/2021	$29,629	$25,186	$27,589
11/2021	$28,315	$25,011	$26,423
12/2021	$29,170	$26,132	$26,516
01/2022	$25,635	$24,780	$23,094
02/2022	$25,321	$24,038	$22,814
03/2022	$25,511	$24,931	$23,180
04/2022	$22,852	$22,757	$20,570
05/2022	$21,976	$22,798	$19,774
06/2022	$20,201	$20,916	$18,296
07/2022	$22,604	$22,845	$20,535
08/2022	$21,457	$21,913	$19,862
09/2022	$19,529	$19,895	$18,176
10/2022	$21,129	$21,506	$19,605
11/2022	$22,195	$22,708	$20,671
12/2022	$20,992	$21,399	$19,431
01/2023	$22,830	$22,744	$21,126
02/2023	$22,260	$22,189	$20,918
03/2023	$23,191	$23,004	$21,206
04/2023	$22,748	$23,363	$20,899
05/2023	$22,860	$23,464	$20,912
06/2023	$24,429	$25,015	$22,528
07/2023	$25,029	$25,818	$23,210
08/2023	$24,294	$25,407	$22,444
09/2023	$23,221	$24,196	$21,351
10/2023	$22,515	$23,687	$20,262
11/2023	$24,782	$25,850	$22,733
12/2023	$26,358	$27,025	$24,457
01/2024	$26,253	$27,479	$24,325
02/2024	$28,129	$28,946	$26,154
03/2024	$28,767	$29,878	$26,779
04/2024	$27,048	$28,657	$25,224
05/2024	$27,611	$30,078	$25,493
06/2024	$27,679	$31,157	$25,919
07/2024	$27,701	$31,537	$26,076
08/2024	$28,302	$32,302	$26,724
09/2024	$28,774	$32,992	$27,614
10/2024	$28,504	$32,692	$28,097
11/2024	$31,709	$34,612	$31,842
12/2024	$29,887	$33,786	$29,863
01/2025	$31,289	$34,727	$31,768
02/2025	$29,778	$34,274	$29,958
03/2025	$27,924	$32,343	$27,736
04/2025	$28,415	$32,124	$28,668
05/2025	$30,596	$34,146	$31,416
06/2025	$32,793	$35,882	$32,785
07/2025	$33,338	$36,687	$33,451
08/2025	$33,611	$37,431	$33,785
09/2025	$34,226	$38,797	$33,696
10/2025	$34,327	$39,706	$33,602
11/2025	$34,055	$39,803	$32,889
12/2025	$33,741	$39,827	$32,448

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	12.89%	5.40%	12.93%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class R6: SFMRX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_R6 1225

American Beacon

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class Y: SMFYX

This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$102	0.96%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 12.81% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

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	Y	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$100,000	$100,000	$100,000
01/2016	$90,587	$95,038	$92,430
02/2016	$89,756	$94,909	$93,879
03/2016	$96,512	$101,348	$100,579
04/2016	$97,121	$101,741	$100,518
05/2016	$99,889	$103,568	$102,167
06/2016	$99,169	$103,836	$102,151
07/2016	$104,319	$107,665	$107,210
08/2016	$105,371	$107,816	$106,895
09/2016	$106,700	$107,836	$106,842
10/2016	$102,436	$105,869	$102,501
11/2016	$107,032	$109,790	$106,957
12/2016	$106,666	$111,960	$107,329
01/2017	$111,935	$114,083	$110,907
02/2017	$115,272	$118,613	$114,096
03/2017	$116,794	$118,752	$114,728
04/2017	$118,667	$119,971	$116,430
05/2017	$122,765	$121,660	$119,210
06/2017	$122,531	$122,419	$119,564
07/2017	$125,634	$124,936	$121,561
08/2017	$125,985	$125,319	$122,419
09/2017	$129,146	$127,904	$125,881
10/2017	$133,186	$130,888	$129,403
11/2017	$136,523	$134,903	$133,728
12/2017	$136,822	$136,403	$134,448
01/2018	$146,928	$144,212	$142,055
02/2018	$144,233	$138,897	$137,596
03/2018	$144,846	$135,367	$137,372
04/2018	$145,703	$135,887	$136,074
05/2018	$153,236	$139,159	$141,164
06/2018	$154,522	$140,015	$141,709
07/2018	$158,687	$145,226	$144,751
08/2018	$169,589	$149,958	$153,094
09/2018	$168,731	$150,812	$152,443
10/2018	$151,583	$140,504	$137,348
11/2018	$154,216	$143,367	$140,841
12/2018	$139,670	$129,307	$128,061
01/2019	$155,034	$140,874	$142,777
02/2019	$164,769	$145,397	$151,149
03/2019	$165,299	$148,222	$153,188
04/2019	$172,319	$154,224	$160,077
05/2019	$164,041	$144,423	$150,868
06/2019	$176,425	$154,602	$161,463
07/2019	$177,551	$156,823	$165,233
08/2019	$171,922	$154,339	$162,223
09/2019	$170,134	$157,227	$160,376
10/2019	$171,789	$160,633	$163,349
11/2019	$182,054	$166,463	$171,475
12/2019	$183,832	$171,488	$173,484
01/2020	$185,197	$171,420	$175,107
02/2020	$173,873	$157,309	$163,033
03/2020	$150,408	$137,879	$138,718
04/2020	$174,692	$155,555	$160,440
05/2020	$195,360	$162,963	$176,557
06/2020	$201,909	$166,204	$180,695
07/2020	$216,301	$175,576	$195,131
08/2020	$221,963	$188,196	$200,440
09/2020	$214,733	$181,045	$197,633
10/2020	$211,663	$176,231	$197,875
11/2020	$240,244	$195,522	$224,453
12/2020	$257,768	$203,039	$235,221
01/2021	$252,659	$200,989	$234,436
02/2021	$259,148	$206,532	$238,439
03/2021	$255,144	$215,577	$233,891
04/2021	$268,330	$227,082	$247,033
05/2021	$264,533	$228,668	$243,258
06/2021	$275,578	$234,006	$259,788
07/2021	$284,690	$239,565	$262,464
08/2021	$286,692	$246,849	$270,936
09/2021	$275,371	$235,368	$257,814
10/2021	$294,286	$251,858	$275,891
11/2021	$281,170	$250,113	$264,234
12/2021	$289,749	$261,322	$265,160
01/2022	$254,548	$247,800	$230,943
02/2022	$251,395	$240,380	$228,139
03/2022	$253,375	$249,305	$231,802
04/2022	$226,901	$227,566	$205,702
05/2022	$218,247	$227,983	$197,739
06/2022	$200,573	$209,165	$182,958
07/2022	$224,481	$228,450	$205,347
08/2022	$212,967	$219,134	$198,621
09/2022	$193,900	$198,952	$181,763
10/2022	$209,740	$215,059	$196,048
11/2022	$220,300	$227,078	$206,714
12/2022	$208,364	$213,995	$194,307
01/2023	$226,532	$227,441	$211,263
02/2023	$220,953	$221,891	$209,177
03/2023	$230,150	$230,038	$212,059
04/2023	$225,778	$233,629	$208,987
05/2023	$226,833	$234,644	$209,116
06/2023	$242,363	$250,148	$225,279
07/2023	$248,394	$258,184	$232,096
08/2023	$241,081	$254,074	$224,444
09/2023	$230,377	$241,960	$213,511
10/2023	$223,366	$236,872	$202,615
11/2023	$245,830	$258,505	$227,334
12/2023	$261,511	$270,249	$244,568
01/2024	$260,380	$274,790	$243,251
02/2024	$279,000	$289,463	$261,540
03/2024	$285,257	$298,776	$267,794
04/2024	$268,220	$286,573	$252,241
05/2024	$273,798	$300,782	$254,930
06/2024	$274,477	$311,575	$259,189
07/2024	$274,628	$315,368	$260,759
08/2024	$280,658	$323,017	$267,238
09/2024	$285,257	$329,916	$276,143
10/2024	$282,618	$326,924	$280,967
11/2024	$314,280	$346,115	$318,416
12/2024	$296,287	$337,864	$298,625
01/2025	$310,143	$347,273	$317,677
02/2025	$295,113	$342,742	$299,576
03/2025	$276,796	$323,430	$277,363
04/2025	$281,649	$321,237	$286,679
05/2025	$303,254	$341,457	$314,163
06/2025	$324,937	$358,821	$327,848
07/2025	$330,339	$366,874	$334,507
08/2025	$333,000	$374,311	$337,854
09/2025	$339,106	$387,974	$336,960
10/2025	$340,045	$397,058	$336,018
11/2025	$337,384	$398,031	$328,889
12/2025	$334,228	$398,274	$324,477

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	12.81%	5.33%	12.82%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class Y: SMFYX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_Y 1225

American Beacon

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class A: SPWAX

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.29%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 5.17% (with sales charges) and 11.55% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$9,425	$10,000	$10,000
01/2016	$8,543	$9,504	$8,917
02/2016	$8,329	$9,491	$8,853
03/2016	$8,944	$10,135	$9,532
04/2016	$9,084	$10,174	$9,627
05/2016	$9,358	$10,357	$9,886
06/2016	$9,505	$10,384	$9,841
07/2016	$10,000	$10,766	$10,484
08/2016	$10,127	$10,782	$10,596
09/2016	$10,348	$10,784	$10,748
10/2016	$9,739	$10,587	$10,080
11/2016	$10,394	$10,979	$10,982
12/2016	$10,331	$11,196	$11,132
01/2017	$10,601	$11,408	$11,313
02/2017	$10,668	$11,861	$11,590
03/2017	$10,810	$11,875	$11,727
04/2017	$10,952	$11,997	$11,943
05/2017	$11,039	$12,166	$11,835
06/2017	$11,188	$12,242	$12,242
07/2017	$11,322	$12,494	$12,346
08/2017	$11,282	$12,532	$12,332
09/2017	$11,774	$12,790	$13,003
10/2017	$12,024	$13,089	$13,205
11/2017	$12,293	$13,490	$13,584
12/2017	$12,301	$13,640	$13,599
01/2018	$12,923	$14,421	$14,129
02/2018	$12,846	$13,890	$13,727
03/2018	$13,126	$13,537	$13,912
04/2018	$13,217	$13,589	$13,926
05/2018	$14,343	$13,916	$14,802
06/2018	$14,517	$14,002	$14,918
07/2018	$14,853	$14,523	$15,175
08/2018	$16,433	$14,996	$16,119
09/2018	$16,133	$15,081	$15,742
10/2018	$14,224	$14,050	$13,750
11/2018	$14,496	$14,337	$13,965
12/2018	$12,674	$12,931	$12,334
01/2019	$14,001	$14,087	$13,758
02/2019	$14,916	$14,540	$14,646
03/2019	$14,608	$14,822	$14,448
04/2019	$15,472	$15,422	$14,888
05/2019	$14,669	$14,442	$13,784
06/2019	$15,575	$15,460	$14,845
07/2019	$15,853	$15,682	$14,990
08/2019	$15,050	$15,434	$14,343
09/2019	$14,680	$15,723	$14,226
10/2019	$14,639	$16,063	$14,630
11/2019	$15,534	$16,646	$15,492
12/2019	$15,522	$17,149	$15,847
01/2020	$15,660	$17,142	$15,672
02/2020	$14,268	$15,731	$14,541
03/2020	$12,070	$13,788	$11,764
04/2020	$14,211	$15,555	$13,516
05/2020	$15,971	$16,296	$14,793
06/2020	$16,604	$16,620	$15,362
07/2020	$17,593	$17,558	$15,889
08/2020	$18,031	$18,820	$16,822
09/2020	$17,214	$18,105	$16,461
10/2020	$17,122	$17,623	$16,586
11/2020	$19,308	$19,552	$19,511
12/2020	$21,304	$20,304	$21,335
01/2021	$21,830	$20,099	$22,363
02/2021	$22,485	$20,653	$23,102
03/2021	$21,882	$21,558	$22,375
04/2021	$23,114	$22,708	$22,863
05/2021	$22,536	$22,867	$22,210
06/2021	$23,319	$23,401	$23,251
07/2021	$23,614	$23,956	$22,404
08/2021	$24,243	$24,685	$22,812
09/2021	$23,640	$23,537	$21,937
10/2021	$25,167	$25,186	$22,964
11/2021	$24,089	$25,011	$21,843
12/2021	$24,285	$26,132	$21,939
01/2022	$20,850	$24,780	$18,999
02/2022	$21,009	$24,038	$19,082
03/2022	$21,233	$24,931	$19,169
04/2022	$19,044	$22,757	$16,817
05/2022	$18,517	$22,798	$16,500
06/2022	$17,095	$20,916	$15,478
07/2022	$18,853	$22,845	$17,211
08/2022	$18,261	$21,913	$17,049
09/2022	$16,776	$19,895	$15,516
10/2022	$18,245	$21,506	$16,988
11/2022	$18,485	$22,708	$17,265
12/2022	$17,306	$21,399	$16,157
01/2023	$18,856	$22,744	$17,764
02/2023	$18,468	$22,189	$17,571
03/2023	$18,376	$23,004	$17,138
04/2023	$17,933	$23,363	$16,939
05/2023	$17,823	$23,464	$16,942
06/2023	$19,299	$25,015	$18,347
07/2023	$19,723	$25,818	$19,204
08/2023	$19,483	$25,407	$18,205
09/2023	$18,321	$24,196	$17,004
10/2023	$17,417	$23,687	$15,692
11/2023	$19,151	$25,850	$17,121
12/2023	$20,629	$27,025	$19,171
01/2024	$20,236	$27,479	$18,556
02/2024	$22,053	$28,946	$20,064
03/2024	$22,597	$29,878	$20,625
04/2024	$21,341	$28,657	$19,037
05/2024	$22,184	$30,078	$20,056
06/2024	$21,978	$31,157	$20,023
07/2024	$22,728	$31,537	$21,662
08/2024	$23,215	$32,302	$21,422
09/2024	$23,365	$32,992	$21,707
10/2024	$22,971	$32,692	$21,419
11/2024	$25,276	$34,612	$24,045
12/2024	$23,787	$33,786	$22,077
01/2025	$25,006	$34,727	$22,775
02/2025	$23,137	$34,274	$21,233
03/2025	$21,776	$32,343	$19,623
04/2025	$21,796	$32,124	$19,497
05/2025	$23,238	$34,146	$20,749
06/2025	$24,478	$35,882	$21,971
07/2025	$24,904	$36,687	$22,345
08/2025	$25,981	$37,431	$23,666
09/2025	$26,631	$38,797	$24,650
10/2025	$27,179	$39,706	$25,447
11/2025	$26,976	$39,803	$25,273
12/2025	$26,533	$39,827	$24,949

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	11.55%	4.49%	10.90%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	5.17%	3.26%	10.25%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class A: SPWAX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_A 1225

American Beacon

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class C: SPWCX

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.07%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 9.70% (with sales charges) and 10.70% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,062	$9,504	$8,917
02/2016	$8,828	$9,491	$8,853
03/2016	$9,480	$10,135	$9,532
04/2016	$9,619	$10,174	$9,627
05/2016	$9,905	$10,357	$9,886
06/2016	$10,051	$10,384	$9,841
07/2016	$10,564	$10,766	$10,484
08/2016	$10,696	$10,782	$10,596
09/2016	$10,916	$10,784	$10,748
10/2016	$10,271	$10,587	$10,080
11/2016	$10,952	$10,979	$10,982
12/2016	$10,876	$11,196	$11,132
01/2017	$11,157	$11,408	$11,313
02/2017	$11,223	$11,861	$11,590
03/2017	$11,364	$11,875	$11,727
04/2017	$11,504	$11,997	$11,943
05/2017	$11,593	$12,166	$11,835
06/2017	$11,733	$12,242	$12,242
07/2017	$11,874	$12,494	$12,346
08/2017	$11,822	$12,532	$12,332
09/2017	$12,325	$12,790	$13,003
10/2017	$12,583	$13,089	$13,205
11/2017	$12,857	$13,490	$13,584
12/2017	$12,857	$13,640	$13,599
01/2018	$13,503	$14,421	$14,129
02/2018	$13,418	$13,890	$13,727
03/2018	$13,695	$13,537	$13,912
04/2018	$13,787	$13,589	$13,926
05/2018	$14,939	$13,916	$14,802
06/2018	$15,115	$14,002	$14,918
07/2018	$15,453	$14,523	$15,175
08/2018	$17,082	$14,996	$16,119
09/2018	$16,767	$15,081	$15,742
10/2018	$14,770	$14,050	$13,750
11/2018	$15,046	$14,337	$13,965
12/2018	$13,139	$12,931	$12,334
01/2019	$14,522	$14,087	$13,758
02/2019	$15,451	$14,540	$14,646
03/2019	$15,126	$14,822	$14,448
04/2019	$16,009	$15,422	$14,888
05/2019	$15,172	$14,442	$13,784
06/2019	$16,102	$15,460	$14,845
07/2019	$16,369	$15,682	$14,990
08/2019	$15,532	$15,434	$14,343
09/2019	$15,137	$15,723	$14,226
10/2019	$15,091	$16,063	$14,630
11/2019	$15,997	$16,646	$15,492
12/2019	$15,973	$17,149	$15,847
01/2020	$16,104	$17,142	$15,672
02/2020	$14,671	$15,731	$14,541
03/2020	$12,397	$13,788	$11,764
04/2020	$14,579	$15,555	$13,516
05/2020	$16,393	$16,296	$14,793
06/2020	$17,024	$16,620	$15,362
07/2020	$18,023	$17,558	$15,889
08/2020	$18,470	$18,820	$16,822
09/2020	$17,616	$18,105	$16,461
10/2020	$17,511	$17,623	$16,586
11/2020	$19,732	$19,552	$19,511
12/2020	$21,748	$20,304	$21,335
01/2021	$22,269	$20,099	$22,363
02/2021	$22,938	$20,653	$23,102
03/2021	$22,313	$21,558	$22,375
04/2021	$23,547	$22,708	$22,863
05/2021	$22,938	$22,867	$22,210
06/2021	$23,725	$23,401	$23,251
07/2021	$24,008	$23,956	$22,404
08/2021	$24,632	$24,685	$22,812
09/2021	$24,052	$23,537	$21,937
10/2021	$25,836	$25,186	$22,964
11/2021	$24,959	$25,011	$21,843
12/2021	$25,412	$26,132	$21,939
01/2022	$21,798	$24,780	$18,999
02/2022	$21,018	$24,038	$19,082
03/2022	$21,208	$24,931	$19,169
04/2022	$19,002	$22,757	$16,817
05/2022	$18,469	$22,798	$16,500
06/2022	$17,043	$20,916	$15,478
07/2022	$18,793	$22,845	$17,211
08/2022	$18,184	$21,913	$17,049
09/2022	$16,681	$19,895	$15,516
10/2022	$18,146	$21,506	$16,988
11/2022	$18,355	$22,708	$17,265
12/2022	$17,180	$21,399	$16,157
01/2023	$18,721	$22,744	$17,764
02/2023	$18,313	$22,189	$17,571
03/2023	$18,222	$23,004	$17,138
04/2023	$17,769	$23,363	$16,939
05/2023	$17,633	$23,464	$16,942
06/2023	$19,083	$25,015	$18,347
07/2023	$19,514	$25,818	$19,204
08/2023	$19,265	$25,407	$18,205
09/2023	$18,086	$24,196	$17,004
10/2023	$17,180	$23,687	$15,692
11/2023	$18,879	$25,850	$17,121
12/2023	$20,310	$27,025	$19,171
01/2024	$19,917	$27,479	$18,556
02/2024	$21,696	$28,946	$20,064
03/2024	$22,205	$29,878	$20,625
04/2024	$20,957	$28,657	$19,037
05/2024	$21,766	$30,078	$20,056
06/2024	$21,558	$31,157	$20,023
07/2024	$22,297	$31,537	$21,662
08/2024	$22,759	$32,302	$21,422
09/2024	$22,875	$32,992	$21,707
10/2024	$22,482	$32,692	$21,419
11/2024	$24,723	$34,612	$24,045
12/2024	$23,258	$33,786	$22,077
01/2025	$24,436	$34,727	$22,775
02/2025	$22,592	$34,274	$21,233
03/2025	$21,234	$32,343	$19,623
04/2025	$21,260	$32,124	$19,497
05/2025	$22,643	$34,146	$20,749
06/2025	$23,821	$35,882	$21,971
07/2025	$24,231	$36,687	$22,345
08/2025	$25,281	$37,431	$23,666
09/2025	$25,870	$38,797	$24,650
10/2025	$26,408	$39,706	$25,447
11/2025	$26,178	$39,803	$25,273
12/2025	$25,746	$39,827	$24,949

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	10.70%	3.43%	9.92%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	9.70%	3.43%	9.92%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class C: SPWCX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_C 1225

American Beacon

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Investor Class: STSGX

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$135	1.28%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 11.50% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,070	$9,504	$8,917
02/2016	$8,838	$9,491	$8,853
03/2016	$9,493	$10,135	$9,532
04/2016	$9,641	$10,174	$9,627
05/2016	$9,937	$10,357	$9,886
06/2016	$10,092	$10,384	$9,841
07/2016	$10,620	$10,766	$10,484
08/2016	$10,761	$10,782	$10,596
09/2016	$10,993	$10,784	$10,748
10/2016	$10,345	$10,587	$10,080
11/2016	$11,042	$10,979	$10,982
12/2016	$10,976	$11,196	$11,132
01/2017	$11,267	$11,408	$11,313
02/2017	$11,338	$11,861	$11,590
03/2017	$11,494	$11,875	$11,727
04/2017	$11,636	$11,997	$11,943
05/2017	$11,743	$12,166	$11,835
06/2017	$11,892	$12,242	$12,242
07/2017	$12,041	$12,494	$12,346
08/2017	$11,999	$12,532	$12,332
09/2017	$12,517	$12,790	$13,003
10/2017	$12,787	$13,089	$13,205
11/2017	$13,071	$13,490	$13,584
12/2017	$13,086	$13,640	$13,599
01/2018	$13,742	$14,421	$14,129
02/2018	$13,668	$13,890	$13,727
03/2018	$13,962	$13,537	$13,912
04/2018	$14,058	$13,589	$13,926
05/2018	$15,244	$13,916	$14,802
06/2018	$15,435	$14,002	$14,918
07/2018	$15,789	$14,523	$15,175
08/2018	$17,468	$14,996	$16,119
09/2018	$17,151	$15,081	$15,742
10/2018	$15,119	$14,050	$13,750
11/2018	$15,406	$14,337	$13,965
12/2018	$13,470	$12,931	$12,334
01/2019	$14,894	$14,087	$13,758
02/2019	$15,864	$14,540	$14,646
03/2019	$15,541	$14,822	$14,448
04/2019	$16,447	$15,422	$14,888
05/2019	$15,595	$14,442	$13,784
06/2019	$16,565	$15,460	$14,845
07/2019	$16,857	$15,682	$14,990
08/2019	$15,994	$15,434	$14,343
09/2019	$15,595	$15,723	$14,226
10/2019	$15,562	$16,063	$14,630
11/2019	$16,511	$16,646	$15,492
12/2019	$16,500	$17,149	$15,847
01/2020	$16,644	$17,142	$15,672
02/2020	$15,163	$15,731	$14,541
03/2020	$12,826	$13,788	$11,764
04/2020	$15,103	$15,555	$13,516
05/2020	$16,982	$16,296	$14,793
06/2020	$17,644	$16,620	$15,362
07/2020	$18,692	$17,558	$15,889
08/2020	$19,161	$18,820	$16,822
09/2020	$18,282	$18,105	$16,461
10/2020	$18,186	$17,623	$16,586
11/2020	$20,510	$19,552	$19,511
12/2020	$22,635	$20,304	$21,335
01/2021	$23,198	$20,099	$22,363
02/2021	$23,895	$20,653	$23,102
03/2021	$23,265	$21,558	$22,375
04/2021	$24,552	$22,708	$22,863
05/2021	$23,949	$22,867	$22,210
06/2021	$24,780	$23,401	$23,251
07/2021	$25,089	$23,956	$22,404
08/2021	$25,759	$24,685	$22,812
09/2021	$25,102	$23,537	$21,937
10/2021	$26,738	$25,186	$22,964
11/2021	$25,598	$25,011	$21,843
12/2021	$25,788	$26,132	$21,939
01/2022	$22,147	$24,780	$18,999
02/2022	$22,330	$24,038	$19,082
03/2022	$22,562	$24,931	$19,169
04/2022	$20,235	$22,757	$16,817
05/2022	$19,669	$22,798	$16,500
06/2022	$18,156	$20,916	$15,478
07/2022	$20,035	$22,845	$17,211
08/2022	$19,403	$21,913	$17,049
09/2022	$17,824	$19,895	$15,516
10/2022	$19,387	$21,506	$16,988
11/2022	$19,636	$22,708	$17,265
12/2022	$18,375	$21,399	$16,157
01/2023	$20,021	$22,744	$17,764
02/2023	$19,620	$22,189	$17,571
03/2023	$19,524	$23,004	$17,138
04/2023	$19,045	$23,363	$16,939
05/2023	$18,930	$23,464	$16,942
06/2023	$20,481	$25,015	$18,347
07/2023	$20,959	$25,818	$19,204
08/2023	$20,711	$25,407	$18,205
09/2023	$19,466	$24,196	$17,004
10/2023	$18,490	$23,687	$15,692
11/2023	$20,347	$25,850	$17,121
12/2023	$21,900	$27,025	$19,171
01/2024	$21,492	$27,479	$18,556
02/2024	$23,435	$28,946	$20,064
03/2024	$23,998	$29,878	$20,625
04/2024	$22,658	$28,657	$19,037
05/2024	$23,551	$30,078	$20,056
06/2024	$23,338	$31,157	$20,023
07/2024	$24,154	$31,537	$21,662
08/2024	$24,659	$32,302	$21,422
09/2024	$24,814	$32,992	$21,707
10/2024	$24,406	$32,692	$21,419
11/2024	$26,855	$34,612	$24,045
12/2024	$25,272	$33,786	$22,077
01/2025	$26,555	$34,727	$22,775
02/2025	$24,578	$34,274	$21,233
03/2025	$23,127	$32,343	$19,623
04/2025	$23,149	$32,124	$19,497
05/2025	$24,683	$34,146	$20,749
06/2025	$25,987	$35,882	$21,971
07/2025	$26,470	$36,687	$22,345
08/2025	$27,606	$37,431	$23,666
09/2025	$28,279	$38,797	$24,650
10/2025	$28,867	$39,706	$25,447
11/2025	$28,636	$39,803	$25,273
12/2025	$28,177	$39,827	$24,949

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	11.50%	4.48%	10.91%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Investor Class: STSGX

Distributed by:

Resolute Investment Distributors, Inc.

Steph SCG_Investor 1225

American Beacon

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class R5: STSIX

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$106	1.00%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 11.82% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$250,000	$250,000	$250,000
01/2016	$226,790	$237,594	$222,913
02/2016	$221,154	$237,274	$221,337
03/2016	$237,566	$253,370	$238,293
04/2016	$241,214	$254,352	$240,669
05/2016	$248,674	$258,920	$247,153
06/2016	$252,653	$259,591	$246,016
07/2016	$265,915	$269,161	$262,102
08/2016	$269,397	$269,540	$264,888
09/2016	$275,199	$269,590	$268,702
10/2016	$259,284	$264,673	$252,004
11/2016	$276,691	$274,475	$274,550
12/2016	$275,122	$279,900	$278,295
01/2017	$282,309	$285,208	$282,814
02/2017	$284,148	$296,534	$289,749
03/2017	$288,159	$296,879	$293,180
04/2017	$291,836	$299,928	$298,580
05/2017	$294,511	$304,149	$295,865
06/2017	$298,355	$306,047	$306,048
07/2017	$302,032	$312,340	$308,653
08/2017	$301,197	$313,297	$308,292
09/2017	$314,234	$319,759	$325,078
10/2017	$321,087	$327,221	$330,115
11/2017	$328,274	$337,257	$339,593
12/2017	$328,622	$341,007	$339,984
01/2018	$345,218	$360,531	$353,237
02/2018	$343,316	$347,242	$343,180
03/2018	$350,922	$338,418	$347,801
04/2018	$353,515	$339,716	$348,142
05/2018	$383,421	$347,897	$370,061
06/2018	$388,262	$350,039	$372,956
07/2018	$397,251	$363,065	$379,368
08/2018	$439,604	$374,896	$402,987
09/2018	$431,652	$377,029	$393,555
10/2018	$380,828	$351,259	$343,757
11/2018	$388,089	$358,417	$349,134
12/2018	$339,325	$323,268	$308,338
01/2019	$375,147	$352,184	$343,946
02/2019	$399,683	$363,492	$366,158
03/2019	$391,586	$370,556	$361,202
04/2019	$414,895	$385,559	$372,202
05/2019	$393,303	$361,058	$344,588
06/2019	$417,839	$386,504	$371,128
07/2019	$425,445	$392,059	$374,756
08/2019	$403,854	$385,848	$358,584
09/2019	$394,040	$393,068	$355,641
10/2019	$393,058	$401,581	$365,761
11/2019	$417,103	$416,158	$387,289
12/2019	$417,088	$428,719	$396,164
01/2020	$420,608	$428,551	$391,802
02/2020	$383,504	$393,273	$363,514
03/2020	$324,462	$344,699	$294,093
04/2020	$381,879	$388,887	$337,896
05/2020	$429,817	$407,409	$369,826
06/2020	$446,609	$415,511	$384,038
07/2020	$473,421	$438,940	$397,235
08/2020	$485,338	$470,491	$420,539
09/2020	$463,401	$452,614	$411,528
10/2020	$460,963	$440,577	$414,654
11/2020	$520,005	$488,804	$487,772
12/2020	$573,749	$507,598	$533,365
01/2021	$588,041	$502,473	$559,080
02/2021	$606,203	$516,329	$577,540
03/2021	$590,125	$538,942	$559,367
04/2021	$623,174	$567,705	$571,563
05/2021	$607,990	$571,670	$555,240
06/2021	$629,129	$585,015	$581,280
07/2021	$637,168	$598,912	$560,109
08/2021	$654,437	$617,123	$570,289
09/2021	$638,062	$588,420	$548,423
10/2021	$679,745	$629,646	$574,103
11/2021	$650,864	$625,283	$546,064
12/2021	$656,005	$653,306	$548,484
01/2022	$563,570	$619,499	$474,971
02/2022	$568,227	$600,951	$477,044
03/2022	$573,960	$623,264	$479,225
04/2022	$514,844	$568,914	$420,428
05/2022	$500,871	$569,958	$412,488
06/2022	$462,894	$522,911	$386,953
07/2022	$510,545	$571,126	$430,278
08/2022	$494,422	$547,834	$426,233
09/2022	$454,295	$497,380	$387,889
10/2022	$494,422	$537,648	$424,708
11/2022	$500,871	$567,694	$431,624
12/2022	$469,045	$534,987	$403,918
01/2023	$510,953	$568,602	$444,096
02/2023	$500,879	$554,729	$439,285
03/2023	$498,461	$575,095	$428,446
04/2023	$486,372	$584,071	$423,468
05/2023	$483,552	$586,610	$423,545
06/2023	$523,445	$625,371	$458,663
07/2023	$535,533	$645,461	$480,107
08/2023	$529,086	$635,184	$455,114
09/2023	$497,655	$604,900	$425,095
10/2023	$473,075	$592,181	$392,311
11/2023	$520,221	$646,262	$428,026
12/2023	$560,569	$675,622	$479,282
01/2024	$549,962	$686,975	$463,912
02/2024	$599,736	$723,657	$501,593
03/2024	$614,423	$746,940	$515,621
04/2024	$580,152	$716,432	$475,919
05/2024	$603,407	$751,956	$501,405
06/2024	$598,104	$778,937	$500,569
07/2024	$618,911	$788,419	$541,546
08/2024	$632,374	$807,543	$535,550
09/2024	$636,046	$824,790	$542,667
10/2024	$625,846	$817,311	$535,467
11/2024	$688,676	$865,288	$601,124
12/2024	$648,526	$844,661	$551,914
01/2025	$681,583	$868,182	$569,363
02/2025	$630,693	$856,854	$530,820
03/2025	$593,721	$808,575	$490,564
04/2025	$594,591	$803,092	$487,424
05/2025	$633,738	$853,643	$518,717
06/2025	$667,665	$897,053	$549,264
07/2025	$680,279	$917,185	$558,619
08/2025	$709,421	$935,778	$591,659
09/2025	$727,254	$969,934	$616,239
10/2025	$742,478	$992,644	$636,177
11/2025	$736,823	$995,077	$631,826
12/2025	$725,159	$995,686	$623,733

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	11.82%	4.80%	11.24%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class R5: STSIX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_R5 1225

American Beacon

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class R6: STSRX

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$103	0.97%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 11.92% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,072	$9,504	$8,917
02/2016	$8,846	$9,491	$8,853
03/2016	$9,503	$10,135	$9,532
04/2016	$9,649	$10,174	$9,627
05/2016	$9,947	$10,357	$9,886
06/2016	$10,106	$10,384	$9,841
07/2016	$10,637	$10,766	$10,484
08/2016	$10,776	$10,782	$10,596
09/2016	$11,008	$10,784	$10,748
10/2016	$10,371	$10,587	$10,080
11/2016	$11,068	$10,979	$10,982
12/2016	$11,005	$11,196	$11,132
01/2017	$11,292	$11,408	$11,313
02/2017	$11,366	$11,861	$11,590
03/2017	$11,526	$11,875	$11,727
04/2017	$11,673	$11,997	$11,943
05/2017	$11,780	$12,166	$11,835
06/2017	$11,934	$12,242	$12,242
07/2017	$12,081	$12,494	$12,346
08/2017	$12,048	$12,532	$12,332
09/2017	$12,569	$12,790	$13,003
10/2017	$12,843	$13,089	$13,205
11/2017	$13,131	$13,490	$13,584
12/2017	$13,145	$13,640	$13,599
01/2018	$13,809	$14,421	$14,129
02/2018	$13,733	$13,890	$13,727
03/2018	$14,037	$13,537	$13,912
04/2018	$14,141	$13,589	$13,926
05/2018	$15,337	$13,916	$14,802
06/2018	$15,530	$14,002	$14,918
07/2018	$15,890	$14,523	$15,175
08/2018	$17,584	$14,996	$16,119
09/2018	$17,266	$15,081	$15,742
10/2018	$15,233	$14,050	$13,750
11/2018	$15,524	$14,337	$13,965
12/2018	$13,573	$12,931	$12,334
01/2019	$15,006	$14,087	$13,758
02/2019	$15,987	$14,540	$14,646
03/2019	$15,663	$14,822	$14,448
04/2019	$16,596	$15,422	$14,888
05/2019	$15,742	$14,442	$13,784
06/2019	$16,723	$15,460	$14,845
07/2019	$17,018	$15,682	$14,990
08/2019	$16,154	$15,434	$14,343
09/2019	$15,762	$15,723	$14,226
10/2019	$15,732	$16,063	$14,630
11/2019	$16,694	$16,646	$15,492
12/2019	$16,683	$17,149	$15,847
01/2020	$16,835	$17,142	$15,672
02/2020	$15,351	$15,731	$14,541
03/2020	$12,978	$13,788	$11,764
04/2020	$15,286	$15,555	$13,516
05/2020	$17,204	$16,296	$14,793
06/2020	$17,875	$16,620	$15,362
07/2020	$18,948	$17,558	$15,889
08/2020	$19,435	$18,820	$16,822
09/2020	$18,547	$18,105	$16,461
10/2020	$18,460	$17,623	$16,586
11/2020	$20,822	$19,552	$19,511
12/2020	$22,982	$20,304	$21,335
01/2021	$23,554	$20,099	$22,363
02/2021	$24,269	$20,653	$23,102
03/2021	$23,637	$21,558	$22,375
04/2021	$24,959	$22,708	$22,863
05/2021	$24,340	$22,867	$22,210
06/2021	$25,197	$23,401	$23,251
07/2021	$25,519	$23,956	$22,404
08/2021	$26,210	$24,685	$22,812
09/2021	$25,555	$23,537	$21,937
10/2021	$27,222	$25,186	$22,964
11/2021	$26,067	$25,011	$21,843
12/2021	$26,270	$26,132	$21,939
01/2022	$22,574	$24,780	$18,999
02/2022	$22,760	$24,038	$19,082
03/2022	$22,990	$24,931	$19,169
04/2022	$20,626	$22,757	$16,817
05/2022	$20,068	$22,798	$16,500
06/2022	$18,535	$20,916	$15,478
07/2022	$20,440	$22,845	$17,211
08/2022	$19,810	$21,913	$17,049
09/2022	$18,191	$19,895	$15,516
10/2022	$19,810	$21,506	$16,988
11/2022	$20,068	$22,708	$17,265
12/2022	$18,797	$21,399	$16,157
01/2023	$20,472	$22,744	$17,764
02/2023	$20,069	$22,189	$17,571
03/2023	$19,973	$23,004	$17,138
04/2023	$19,490	$23,363	$16,939
05/2023	$19,377	$23,464	$16,942
06/2023	$20,971	$25,015	$18,347
07/2023	$21,471	$25,818	$19,204
08/2023	$21,213	$25,407	$18,205
09/2023	$19,941	$24,196	$17,004
10/2023	$18,958	$23,687	$15,692
11/2023	$20,859	$25,850	$17,121
12/2023	$22,455	$27,025	$19,171
01/2024	$22,031	$27,479	$18,556
02/2024	$24,037	$28,946	$20,064
03/2024	$24,608	$29,878	$20,625
04/2024	$23,254	$28,657	$19,037
05/2024	$24,184	$30,078	$20,056
06/2024	$23,956	$31,157	$20,023
07/2024	$24,804	$31,537	$21,662
08/2024	$25,342	$32,302	$21,422
09/2024	$25,488	$32,992	$21,707
10/2024	$25,081	$32,692	$21,419
11/2024	$27,608	$34,612	$24,045
12/2024	$25,987	$33,786	$22,077
01/2025	$27,326	$34,727	$22,775
02/2025	$25,275	$34,274	$21,233
03/2025	$23,797	$32,343	$19,623
04/2025	$23,832	$32,124	$19,497
05/2025	$25,414	$34,146	$20,749
06/2025	$26,770	$35,882	$21,971
07/2025	$27,256	$36,687	$22,345
08/2025	$28,438	$37,431	$23,666
09/2025	$29,151	$38,797	$24,650
10/2025	$29,777	$39,706	$25,447
11/2025	$29,533	$39,803	$25,273
12/2025	$29,085	$39,827	$24,949

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	11.92%	4.82%	11.27%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class R6: STSRX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_R6 1225

American Beacon

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025 | Class Y: SPWYX

This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$112	1.06%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 11.79% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Cumulative Performance from December 31, 2015 through December 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$100,000	$100,000	$100,000
01/2016	$90,746	$95,038	$89,165
02/2016	$88,482	$94,909	$88,535
03/2016	$95,007	$101,348	$95,317
04/2016	$96,538	$101,741	$96,268
05/2016	$99,467	$103,568	$98,861
06/2016	$101,065	$103,836	$98,406
07/2016	$106,325	$107,665	$104,841
08/2016	$107,723	$107,816	$105,955
09/2016	$110,053	$107,836	$107,481
10/2016	$103,662	$105,869	$100,801
11/2016	$110,652	$109,790	$109,820
12/2016	$109,955	$111,960	$111,318
01/2017	$112,909	$114,083	$113,125
02/2017	$113,647	$118,613	$115,899
03/2017	$115,191	$118,752	$117,272
04/2017	$116,668	$119,971	$119,432
05/2017	$117,675	$121,660	$118,346
06/2017	$119,219	$122,419	$122,419
07/2017	$120,763	$124,936	$123,461
08/2017	$120,360	$125,319	$123,317
09/2017	$125,596	$127,904	$130,031
10/2017	$128,281	$130,888	$132,046
11/2017	$131,168	$134,903	$135,837
12/2017	$131,307	$136,403	$135,994
01/2018	$137,973	$144,212	$141,295
02/2018	$137,209	$138,897	$137,272
03/2018	$140,195	$135,367	$139,121
04/2018	$141,237	$135,887	$139,257
05/2018	$153,180	$139,159	$148,024
06/2018	$155,124	$140,015	$149,183
07/2018	$158,666	$145,226	$151,747
08/2018	$175,609	$149,958	$161,195
09/2018	$172,414	$150,812	$157,422
10/2018	$152,069	$140,504	$137,503
11/2018	$154,986	$143,367	$139,654
12/2018	$135,477	$129,307	$123,335
01/2019	$149,805	$140,874	$137,578
02/2019	$159,588	$145,397	$146,463
03/2019	$156,426	$148,222	$144,481
04/2019	$165,616	$154,224	$148,881
05/2019	$157,019	$144,423	$137,835
06/2019	$166,802	$154,602	$148,451
07/2019	$169,865	$156,823	$149,902
08/2019	$161,169	$154,339	$143,434
09/2019	$157,217	$157,227	$142,256
10/2019	$156,920	$160,633	$146,304
11/2019	$166,505	$166,463	$154,916
12/2019	$166,399	$171,488	$158,466
01/2020	$167,928	$171,420	$156,721
02/2020	$153,078	$157,309	$145,406
03/2020	$129,385	$137,879	$117,637
04/2020	$152,423	$155,555	$135,158
05/2020	$171,422	$162,963	$147,930
06/2020	$178,191	$166,204	$153,615
07/2020	$188,891	$175,576	$158,894
08/2020	$193,586	$188,196	$168,215
09/2020	$184,852	$181,045	$164,611
10/2020	$183,869	$176,231	$165,862
11/2020	$207,344	$195,522	$195,109
12/2020	$228,900	$203,039	$213,346
01/2021	$234,547	$200,989	$223,632
02/2021	$241,757	$206,532	$231,016
03/2021	$235,388	$215,577	$223,747
04/2021	$248,485	$227,082	$228,625
05/2021	$242,357	$228,668	$222,096
06/2021	$250,889	$234,006	$232,512
07/2021	$254,013	$239,565	$224,044
08/2021	$260,862	$246,849	$228,116
09/2021	$254,373	$235,368	$219,369
10/2021	$270,955	$251,858	$229,641
11/2021	$259,420	$250,113	$218,426
12/2021	$261,478	$261,322	$219,394
01/2022	$224,517	$247,800	$189,989
02/2022	$226,402	$240,380	$190,817
03/2022	$228,721	$249,305	$191,690
04/2022	$205,240	$227,566	$168,171
05/2022	$199,587	$227,983	$164,995
06/2022	$184,368	$209,165	$154,781
07/2022	$203,356	$228,450	$172,111
08/2022	$196,978	$219,134	$170,493
09/2022	$181,034	$198,952	$155,156
10/2022	$196,978	$215,059	$169,883
11/2022	$199,587	$227,078	$172,650
12/2022	$186,858	$213,995	$161,567
01/2023	$203,519	$227,441	$177,638
02/2023	$199,435	$221,891	$175,714
03/2023	$198,619	$230,038	$171,379
04/2023	$193,882	$233,629	$169,387
05/2023	$192,575	$234,644	$169,418
06/2023	$208,582	$250,148	$183,465
07/2023	$213,319	$258,184	$192,043
08/2023	$210,706	$254,074	$182,046
09/2023	$198,292	$241,960	$170,038
10/2023	$188,328	$236,872	$156,924
11/2023	$207,112	$258,505	$171,211
12/2023	$223,141	$270,249	$191,713
01/2024	$218,840	$274,790	$185,565
02/2024	$238,689	$289,463	$200,637
03/2024	$244,479	$298,776	$206,248
04/2024	$230,915	$286,573	$190,367
05/2024	$240,178	$300,782	$200,562
06/2024	$238,028	$311,575	$200,228
07/2024	$246,298	$315,368	$216,618
08/2024	$251,591	$323,017	$214,220
09/2024	$253,080	$329,916	$217,067
10/2024	$249,110	$326,924	$214,187
11/2024	$274,088	$346,115	$240,449
12/2024	$257,972	$337,864	$220,766
01/2025	$271,215	$347,273	$227,745
02/2025	$250,909	$342,742	$212,328
03/2025	$236,254	$323,430	$196,226
04/2025	$236,607	$321,237	$194,970
05/2025	$252,145	$341,457	$207,487
06/2025	$265,741	$358,821	$219,705
07/2025	$270,509	$366,874	$223,448
08/2025	$282,162	$374,311	$236,664
09/2025	$289,225	$387,974	$246,496
10/2025	$295,405	$397,058	$254,471
11/2025	$293,110	$398,031	$252,730
12/2025	$288,376	$398,274	$249,493

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	11.79%	4.73%	11.17%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Class Y: SPWYX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_Y 1225

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$299,371	12/31/24
$262,478	12/31/25

(b)
Audit Related Fees	Fiscal Year Ended
$0	12/31/24
$0	12/31/25

(c)
Tax Fees(1)	Fiscal Year Ended
$65,500	12/31/24
$67,300	12/31/25

(d)
All Other Fees	Fiscal Year Ended
$0	12/31/24
$0	12/31/25

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$65,500	$107,469		12/31/24
$67,300	$134,250		12/31/25

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

Annual Financial Statements

December 31, 2025

AHL Managed Futures Strategy Fund
AHL TargetRisk Fund

AHL 1225

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	December 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon AHL Managed Futures Strategy Fund, and American Beacon AHL TargetRisk Fund

Opinions on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of American Beacon AHL Managed Futures Strategy Fund, and American Beacon AHL TargetRisk Fund and their subsidiaries (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related consolidated statements of operations for the year ended December 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the four years in the period ended December 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year ended December 31, 2025, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for the each of the four years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund as of and for the year ended December 31, 2021 and the consolidated financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those consolidated financial statements and financial highlights.

Basis for Opinions

These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26 2026

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 81.5%

U.S. Treasury Obligations - 81.5%
U.S. Treasury Bills,
4.104%, Due 1/22/2026A B C	$110,000,000	$109,782,852
3.846%, Due 2/19/2026A B C	205,000,000	204,025,998
3.823%, Due 3/5/2026A B C	50,000,000	49,695,631
3.815%, Due 3/12/2026B C	150,000,000	148,980,417
3.812%, Due 3/19/2026B C	150,000,000	148,883,232
3.794%, Due 4/16/2026A B C	200,000,000	197,963,882
3.819%, Due 4/23/2026B C	100,000,000	98,910,802
3.641%, Due 5/7/2026B C	150,000,000	148,159,770
3.584%, Due 5/21/2026A B C	120,000,000	118,376,839

		1,224,779,423

Total Short-Term Investments (Cost $1,224,454,175)		1,224,779,423

TOTAL INVESTMENTS - 81.5% (Cost $1,224,454,175)		1,224,779,423
OTHER ASSETS, NET OF LIABILITIES - 18.5%		277,532,583

TOTAL NET ASSETS - 100.0%		$1,502,312,006

Percentages are stated as a percent of net assets.

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

B Coupon represents a weighted average yield to maturity.

C Zero coupon bond.

Long Futures Contracts Open on December 31, 2025:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Soybean FuturesA	312	March 2026	$17,078,814	$16,341,000	$(737,814)
CME Lean Hogs FuturesA	50	February 2026	1,766,704	1,702,000	(64,704)
CME Lean Hogs FuturesA	179	April 2026	6,388,216	6,436,840	48,624
COMEX Copper FuturesA	246	March 2026	32,056,450	34,944,300	2,887,850
COMEX Gold 100 Troy Ounces FuturesA.	177	February 2026	74,529,802	76,837,470	2,307,668
COMEX Silver FuturesA	72	March 2026	18,992,206	25,417,080	6,424,874
ICE Gas Oil FuturesA	49	February 2026	3,049,059	3,038,000	(11,059)
LME Copper FuturesA	129	January 2026	33,955,674	40,202,818	6,247,144
LME Copper FuturesA	50	March 2026	14,656,000	15,550,625	894,625
LME Lead FuturesA	319	January 2026	15,797,893	15,795,125	(2,768)
LME Nickel FuturesA	137	January 2026	13,059,916	13,600,459	540,543
LME Primary Aluminum FuturesA	1,165	January 2026	81,092,760	86,757,550	5,664,790
LME Primary Aluminum FuturesA	470	March 2026	34,101,074	35,185,022	1,083,948
LME Zinc FuturesA	290	January 2026	21,932,523	22,428,310	495,787
LME Zinc FuturesA	288	March 2026	22,357,114	22,456,224	99,110
NYBOT CSC C Coffee FuturesA	181	March 2026	26,339,978	23,671,406	(2,668,572)
NYMEX Palladium FuturesA	27	March 2026	3,977,598	4,458,780	481,182
NYMEX Platinum FuturesA	108	April 2026	10,557,132	11,038,680	481,548

			$431,688,913	$455,861,689	$24,172,776

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Australian Dollar Currency Futures	2,134	March 2026	$141,860,968	$142,401,820	$540,852
CME British Pound Currency Futures	469	March 2026	39,558,638	39,448,763	(109,875)
CME Canadian Dollar Currency Futures	530	March 2026	38,890,245	38,753,600	(136,645)
CME Euro Foreign Exchange Currency Futures	469	March 2026	69,212,899	69,060,250	(152,649)
CME Mexican Peso Currency Futures	10,231	March 2026	277,863,540	281,966,360	4,102,820

			$567,386,290	$571,630,793	$4,244,503

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	252	March 2026	$65,845,775	$66,712,319	$866,544
CME E-Mini NASDAQ 100 Index Futures	98	March 2026	50,017,565	49,895,230	(122,335)
CME E-Mini Russell 2000 Index Futures	354	March 2026	45,482,864	44,214,600	(1,268,264)
CME E-Mini S&P 500 Index Futures	206	March 2026	71,008,398	70,992,750	(15,648)
Eurex DAX Index Futures	49	March 2026	35,045,602	35,544,217	498,615
Eurex EURO STOXX 50 Futures	1,032	March 2026	70,014,980	70,840,021	825,041
Euronext CAC 40 Index Futures	465	January 2026	44,508,382	44,559,000	50,618
HKG Hang Seng China Enterprises Index Futures	136	January 2026	7,807,260	7,778,843	(28,417)
HKG Hang Seng Index Futures	152	January 2026	25,236,604	25,045,910	(190,694)
ICE FTSE 100 Index Futures	631	March 2026	82,922,027	84,553,849	1,631,822
ICE U.S. Mini MSCI EAFE Index Futures	552	March 2026	79,980,489	80,097,960	117,471
ICE U.S. MSCI Emerging Markets Index Futures	688	March 2026	47,759,405	48,552,160	792,755
KFE KOSPI 200 Index Futures	260	March 2026	26,358,751	27,433,966	1,075,215
Montreal Exchange S&P/TSX 60 Index Futures	252	March 2026	67,936,900	68,368,919	432,019
NSE IFSC NIFTY 50 Index Futures	644	January 2026	33,997,045	33,842,844	(154,201)
OML Stockholm OMXS30 Index Futures	2,167	January 2026	66,463,429	68,147,578	1,684,149
SAFEX FTSE/JSE Top 40 Index Futures	345	March 2026	22,322,757	22,780,417	457,660
SFE S&P ASX Share Price Index 200 Futures	87	March 2026	12,628,579	12,593,095	(35,484)
SGX FTSE China A50 Futures Contract	2,131	January 2026	32,683,180	32,561,680	(121,500)
SGX FTSE Taiwan Index Futures	518	January 2026	48,197,978	49,127,120	929,142
SGX MSCI Singapore Index Futures	437	January 2026	15,155,990	15,154,252	(1,738)
SGX Nikkei 225 Stock Index Futures	235	March 2026	37,963,081	37,840,191	(122,890)
TSE TOPIX Futures	281	March 2026	60,850,473	61,235,540	385,067

			$1,050,187,514	$1,057,872,461	$7,684,947

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month CORRA Futures	92	December 2026	$16,358,298	$16,356,635	$(1,663)
3-Month CORRA Futures	73	June 2027	12,963,431	12,952,707	(10,724)
CBOT 5 Year U.S. Treasury Notes Futures	197	March 2026	21,608,287	21,533,024	(75,263)
CBOT 10 Year U.S. Treasury Notes Futures	233	March 2026	26,424,864	26,197,937	(226,927)
CBOT U.S. Long Bond Futures	69	March 2026	8,081,756	7,975,969	(105,787)
Eurex Euro-BTP Italian Bond Futures	675	March 2026	95,660,102	95,333,986	(326,116)
Eurex Euro-BTP Italian Bond Futures	161	March 2026	20,337,623	20,307,609	(30,014)
French Government Bond Futures	41	March 2026	5,838,874	5,810,412	(28,462)
ICE Long Gilt Futures	328	March 2026	40,148,050	40,397,214	249,164
Three-Month SOFR Futures	1,103	March 2028	267,037,392	266,774,338	(263,054)
Three-Month SOFR Futures	1,162	December 2028	280,885,538	280,521,325	(364,213)
Three Month SONIA Index Futures	2,684	June 2027	873,953,450	874,084,438	130,988
Three Month SONIA Index Futures	1,845	March 2028	600,179,366	600,012,283	(167,083)

			$2,269,477,031	$2,268,257,877	$(1,219,154)

Short Futures Contracts Open on December 31, 2025:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	871	March 2026	$(19,456,081)	$(19,172,888)	$283,193
CBOT Corn FuturesA	2	May 2026	(45,295)	(44,825)	470
CBOT Soybean Meal FuturesA	34	May 2026	(1,037,132)	(1,033,600)	3,532
CBOT Soybean Oil FuturesA	374	March 2026	(10,939,272)	(10,896,864)	42,408
CBOT Wheat FuturesA	1,060	March 2026	(28,843,682)	(26,871,000)	1,972,682
Euronext Milling Wheat FuturesA	1,629	March 2026	(18,495,139)	(18,162,877)	332,262
Euronext Rapeseed FuturesA	294	April 2026	(7,820,528)	(7,773,948)	46,580

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Commodity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE Brent Crude Oil FuturesA	330	January 2026	$(19,639,281)	$(20,080,500)	$(441,219)
ICE Cocoa FuturesA	83	March 2026	(5,388,005)	(4,896,983)	491,022
ICE Cocoa FuturesA	20	May 2026	(1,125,662)	(1,178,378)	(52,716)
ICE Robusta Coffee Futures 10-TonneA	87	March 2026	(3,286,272)	(3,435,630)	(149,358)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	March 2026	(207,770)	(189,180)	18,590
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	April 2026	(207,770)	(193,800)	13,970
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	May 2026	(207,770)	(205,860)	1,910
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	June 2026	(207,770)	(220,260)	(12,490)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	July 2026	(207,770)	(224,460)	(16,690)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	August 2026	(207,770)	(222,900)	(15,130)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	September 2026	(207,770)	(225,660)	(17,890)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	112	October 2026	(1,196,060)	(1,117,760)	78,300
ICE U.S. - Henry Ld1 Fixed Price FuturesA	112	November 2026	(1,196,060)	(1,248,520)	(52,460)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	112	December 2026	(1,136,490)	(1,316,560)	(180,070)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	112	January 2027	(1,136,490)	(1,195,880)	(59,390)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	112	February 2027	(1,136,490)	(1,036,000)	100,490
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	December 2027	(109,125)	(142,200)	(33,075)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	January 2028	(109,125)	(128,130)	(19,005)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	February 2028	(109,125)	(109,320)	(195)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	March 2028	(109,125)	(96,240)	12,885
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	April 2028	(109,125)	(95,730)	13,395
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	May 2028	(109,125)	(99,510)	9,615
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	June 2028	(109,125)	(104,550)	4,575
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	July 2028	(109,125)	(106,470)	2,655
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	August 2028	(109,125)	(106,050)	3,075
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	September 2028	(109,125)	(108,090)	1,035
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	October 2028	(109,125)	(113,460)	(4,335)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	12	November 2028	(109,125)	(126,240)	(17,115)
KCBT Hard Red Winter Wheat FuturesA	714	March 2026	(19,218,146)	(18,376,575)	841,571
LME Copper FuturesA	87	January 2026	(25,710,677)	(27,113,528)	(1,402,851)
LME Lead FuturesA	419	January 2026	(20,878,636)	(20,746,576)	132,060
LME Lead FuturesA	202	March 2026	(9,866,578)	(10,138,834)	(272,256)
LME Nickel FuturesA	147	January 2026	(13,163,260)	(14,593,193)	(1,429,933)
LME Nickel FuturesA	10	March 2026	(858,060)	(998,336)	(140,276)
LME Primary Aluminum FuturesA	566	January 2026	(40,814,378)	(42,150,020)	(1,335,642)
LME Zinc FuturesA	290	January 2026	(22,693,162)	(22,428,310)	264,852
LME Zinc FuturesA	150	March 2026	(11,559,370)	(11,695,950)	(136,580)
MDE Crude Palm Oil FuturesA	391	March 2026	(9,773,262)	(9,755,729)	17,533
MIAX Futures Onyx Hard Red Spring Wheat FuturesA	387	March 2026	(11,261,931)	(11,106,900)	155,031
NYBOT CSC Cocoa FuturesA	177	March 2026	(11,208,416)	(10,735,050)	473,366
NYBOT CSC Cocoa FuturesA	2	May 2026	(113,795)	(122,040)	(8,245)
NYBOT CSC Number 11 World Sugar FuturesA	2,233	February 2026	(40,411,882)	(37,539,410)	2,872,472
NYBOT CSC Number 11 World Sugar FuturesA	6	April 2026	(99,801)	(98,515)	1,286
NYBOT CTN Number 2 Cotton FuturesA	477	March 2026	(15,812,144)	(15,328,395)	483,749
NYMEX Henry Hub Natural Gas FuturesA	668	January 2026	(24,787,612)	(24,622,480)	165,132
NYMEX Light Sweet Crude Oil FuturesA	397	January 2026	(22,611,977)	(22,795,740)	(183,763)
NYMEX NY Harbor ULSD FuturesA	81	January 2026	(7,304,169)	(7,217,343)	86,826
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	76	January 2026	(5,523,361)	(5,474,280)	49,081
WCE Canola FuturesA	612	March 2026	(5,495,725)	(5,372,027)	123,698

			$(443,808,171)	$(440,689,554)	$3,118,617

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Japanese Yen Currency Futures	4,081	March 2026	$(331,497,646)	$(327,423,731)	$4,073,915
CME New Zealand Dollar Currency Futures	1,104	March 2026	(63,964,590)	(63,678,720)	285,870
CME Swiss Franc Currency Futures	197	March 2026	(30,914,635)	(31,292,219)	(377,584)
NYBOT FINEX United States Dollar Index Futures	61	March 2026	(5,956,432)	(5,980,867)	(24,435)

			$(432,333,303)	$(428,375,537)	$3,957,766

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	2,345	March 2027	$(674,203,628)	$(674,010,540)	$193,088
3 Month Euro Euribor Futures	1,450	December 2027	(415,662,316)	(415,892,259)	(229,943)
3 Month Euro Euribor Futures	1,594	September 2028	(456,143,068)	(456,304,860)	(161,792)
CBOT 2 Year U.S. Treasury Notes Futures	437	March 2026	(91,187,106)	(91,240,820)	(53,714)
CBOT Ultra Long Term U.S. Treasury Bond Futures	31	March 2026	(3,654,059)	(3,658,000)	(3,941)
Eurex 2 Year Euro SCHATZ Futures	6,834	March 2026	(858,676,003)	(857,664,314)	1,011,689
Eurex 5 Year Euro BOBL Futures	1,264	March 2026	(172,540,359)	(172,550,196)	(9,837)
Eurex 10 Year Euro BUND Futures	674	March 2026	(101,035,160)	(101,046,257)	(11,097)
Eurex 30 Year Euro BUXL Futures	522	March 2026	(68,502,204)	(67,553,598)	948,606
KFE 3 Year Treasury Bond Futures	1,590	March 2026	(116,127,875)	(116,378,883)	(251,008)
KFE 10 Year Treasury Bond Futures	869	March 2026	(67,889,629)	(68,118,066)	(228,437)
Montreal Exchange 10 Year Canadian Bond Futures	307	March 2026	(26,925,533)	(27,044,093)	(118,560)
SFE 3 Year Australian Bond Futures	5,162	March 2026	(361,399,397)	(361,695,096)	(295,699)
SFE 10 Year Australian Bond Futures	1,807	March 2026	(131,812,240)	(132,026,993)	(214,753)
Three-Month SOFR Futures	1,091	June 2027	(264,110,664)	(264,253,838)	(143,174)
TSE Japanese 10 Year Bond Futures	356	March 2026	(303,162,461)	(300,931,818)	2,230,643

			$(4,113,031,702)	$(4,110,369,631)	$2,662,071

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Foreign Currency Contracts Open on December 31, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	507,700	PHP	509,727	1/16/2026	BNP	$-	$(2,027)	$(2,027)
USD	548,177	PHP	552,204	1/16/2026	BNP	-	(4,027)	(4,027)
USD	549,649	PHP	552,204	1/16/2026	BNP	-	(2,555)	(2,555)
USD	551,244	PHP	552,205	1/16/2026	BNP	-	(961)	(961)
USD	551,274	PHP	552,205	1/16/2026	BNP	-	(931)	(931)
USD	594,490	PHP	594,682	1/16/2026	BNP	-	(192)	(192)
USD	634,945	PHP	637,159	1/16/2026	BNP	-	(2,214)	(2,214)
USD	15,917,026	PHP	15,801,546	1/16/2026	BNP	115,480	-	115,480
PHP	552,205	USD	554,883	1/16/2026	BNP	-	(2,678)	(2,678)
PHP	594,682	USD	595,375	1/16/2026	BNP	-	(693)	(693)
PHP	594,682	USD	596,918	1/16/2026	BNP	-	(2,236)	(2,236)
PHP	637,159	USD	639,997	1/16/2026	BNP	-	(2,838)	(2,838)
PHP	764,591	USD	766,323	1/16/2026	BNP	-	(1,732)	(1,732)
PHP	764,591	USD	766,449	1/16/2026	BNP	-	(1,858)	(1,858)
PHP	807,068	USD	807,363	1/16/2026	BNP	-	(295)	(295)
PHP	849,545	USD	850,513	1/16/2026	BNP	-	(968)	(968)
PHP	976,977	USD	976,881	1/16/2026	BNP	96	-	96
PHP	976,977	USD	981,736	1/16/2026	BNP	-	(4,759)	(4,759)
USD	58,045,635	INR	57,384,357	1/22/2026	BNP	661,278	-	661,278
USD	98,595,014	INR	97,520,075	1/22/2026	BNP	1,074,939	-	1,074,939

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	2,666,456	USD	2,663,796	1/22/2026	BNP	$2,660	$-	$2,660
INR	2,944,212	USD	2,926,844	1/22/2026	BNP	17,368	-	17,368
INR	3,110,865	USD	3,105,428	1/22/2026	BNP	5,437	-	5,437
INR	3,333,070	USD	3,331,064	1/22/2026	BNP	2,006	-	2,006
INR	3,388,621	USD	3,373,808	1/22/2026	BNP	14,813	-	14,813
INR	3,444,172	USD	3,435,047	1/22/2026	BNP	9,125	-	9,125
INR	3,610,826	USD	3,593,455	1/22/2026	BNP	17,371	-	17,371
INR	3,888,582	USD	3,886,274	1/22/2026	BNP	2,308	-	2,308
INR	4,444,093	USD	4,434,506	1/22/2026	BNP	9,587	-	9,587
INR	4,971,830	USD	4,973,770	1/22/2026	BNP	-	(1,940)	(1,940)
INR	5,194,034	USD	5,183,605	1/22/2026	BNP	10,429	-	10,429
INR	5,471,790	USD	5,468,557	1/22/2026	BNP	3,233	-	3,233
INR	6,360,609	USD	6,364,720	1/22/2026	BNP	-	(4,111)	(4,111)
INR	6,860,569	USD	6,863,208	1/22/2026	BNP	-	(2,639)	(2,639)
INR	9,277,045	USD	9,202,349	1/22/2026	BNP	74,696	-	74,696
USD	16,357,610	INR	16,454,830	2/4/2026	BNP	-	(97,220)	(97,220)
USD	590,548	PHP	594,124	2/12/2026	BNP	-	(3,576)	(3,576)
USD	632,847	PHP	636,561	2/12/2026	BNP	-	(3,714)	(3,714)
SGD	933,562	USD	934,638	1/2/2026	CBK	-	(1,076)	(1,076)
SGD	1,089,155	USD	1,088,791	1/2/2026	CBK	364	-	364
SGD	1,244,749	USD	1,246,572	1/2/2026	CBK	-	(1,823)	(1,823)
EUR	1,880,320	CAD	1,874,351	1/2/2026	CBK	5,969	-	5,969
SGD	1,322,546	USD	1,323,967	1/2/2026	CBK	-	(1,421)	(1,421)
SGD	1,400,342	USD	1,402,044	1/2/2026	CBK	-	(1,702)	(1,702)
SGD	1,400,342	USD	1,403,618	1/2/2026	CBK	-	(3,276)	(3,276)
USD	1,838,790	NOK	1,835,317	1/2/2026	CBK	3,473	-	3,473
SGD	1,478,139	USD	1,480,754	1/2/2026	CBK	-	(2,615)	(2,615)
SGD	1,633,733	USD	1,637,568	1/2/2026	CBK	-	(3,835)	(3,835)
CAD	1,878,314	EUR	1,880,320	1/2/2026	CBK	-	(2,006)	(2,006)
SGD	2,022,717	USD	2,024,986	1/2/2026	CBK	-	(2,269)	(2,269)
SGD	2,800,685	USD	2,803,084	1/2/2026	CBK	-	(2,399)	(2,399)
USD	5,284,611	SEK	5,268,017	1/2/2026	CBK	16,594	-	16,594
SEK	923,261	USD	925,172	1/2/2026	CBK	-	(1,911)	(1,911)
SEK	923,261	USD	925,723	1/2/2026	CBK	-	(2,462)	(2,462)
NOK	892,857	USD	895,574	1/2/2026	CBK	-	(2,717)	(2,717)
SEK	977,570	USD	982,201	1/2/2026	CBK	-	(4,631)	(4,631)
NOK	942,460	USD	946,640	1/2/2026	CBK	-	(4,180)	(4,180)
USD	15,333,691	SGD	15,325,968	1/2/2026	CBK	7,723	-	7,723
SEK	2,443,925	USD	2,452,922	1/2/2026	CBK	-	(8,997)	(8,997)
USD	815,300	SEK	814,642	1/5/2026	CBK	658	-	658
NOK	83,905	USD	85,159	1/5/2026	CBK	-	(1,254)	(1,254)
SGD	969,657	USD	970,481	1/5/2026	CBK	-	(824)	(824)
SEK	868,951	USD	867,717	1/5/2026	CBK	1,234	-	1,234
SEK	923,261	USD	925,920	1/5/2026	CBK	-	(2,659)	(2,659)
SEK	1,086,189	USD	1,088,011	1/5/2026	CBK	-	(1,822)	(1,822)
GBP	673,974	JPY	672,650	1/6/2026	CBK	1,324	-	1,324
JPY	672,261	GBP	673,974	1/6/2026	CBK	-	(1,713)	(1,713)
USD	877,492	TWD	875,421	1/8/2026	CBK	2,071	-	2,071
USD	885,454	TWD	875,421	1/8/2026	CBK	10,033	-	10,033
TWD	795,838	USD	793,870	1/8/2026	CBK	1,968	-	1,968
TWD	955,006	USD	951,765	1/8/2026	CBK	3,241	-	3,241
SEK	97	USD	96	1/15/2026	CBK	1	-	1
SEK	437	USD	436	1/15/2026	CBK	1	-	1
USD	4,520	SEK	4,548	1/15/2026	CBK	-	(28)	(28)
USD	5,679	SEK	5,730	1/15/2026	CBK	-	(51)	(51)
SEK	2,090	USD	2,070	1/15/2026	CBK	20	-	20
SEK	4,249	USD	4,270	1/15/2026	CBK	-	(21)	(21)
SEK	6,870	USD	6,840	1/15/2026	CBK	30	-	30
SEK	18,857	USD	18,775	1/15/2026	CBK	82	-	82

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,152,245	SGD	1,168,143	1/20/2026	CBK	$-	$(15,898)	$(15,898)
USD	2,466,201	SGD	2,492,036	1/20/2026	CBK	-	(25,835)	(25,835)
SGD	2,492,037	USD	2,477,316	1/20/2026	CBK	14,721	-	14,721
USD	3,534,717	SGD	3,582,302	1/20/2026	CBK	-	(47,585)	(47,585)
USD	3,639,656	SGD	3,660,179	1/20/2026	CBK	-	(20,523)	(20,523)
USD	3,856,863	SGD	3,893,807	1/20/2026	CBK	-	(36,944)	(36,944)
SGD	3,582,303	USD	3,561,119	1/20/2026	CBK	21,184	-	21,184
SGD	3,660,180	USD	3,642,461	1/20/2026	CBK	17,719	-	17,719
SGD	4,127,437	USD	4,115,212	1/20/2026	CBK	12,225	-	12,225
SGD	4,127,437	USD	4,126,172	1/20/2026	CBK	1,265	-	1,265
USD	5,484,218	SGD	5,529,206	1/20/2026	CBK	-	(44,988)	(44,988)
SGD	6,074,341	USD	6,031,122	1/20/2026	CBK	43,219	-	43,219
SGD	6,074,341	USD	6,051,566	1/20/2026	CBK	22,775	-	22,775
USD	8,465,608	SGD	8,566,375	1/20/2026	CBK	-	(100,767)	(100,767)
SGD	7,320,359	USD	7,298,053	1/20/2026	CBK	22,306	-	22,306
SGD	7,398,235	USD	7,326,190	1/20/2026	CBK	72,045	-	72,045
SGD	11,525,672	USD	11,538,420	1/20/2026	CBK	-	(12,748)	(12,748)
SGD	11,992,929	USD	11,993,763	1/20/2026	CBK	-	(834)	(834)
SGD	13,550,452	USD	13,500,034	1/20/2026	CBK	50,418	-	50,418
SGD	14,173,461	USD	14,148,464	1/20/2026	CBK	24,997	-	24,997
SGD	15,341,604	USD	15,352,245	1/20/2026	CBK	-	(10,641)	(10,641)
SGD	17,054,879	USD	17,016,096	1/20/2026	CBK	38,783	-	38,783
SGD	37,146,929	USD	37,196,908	1/20/2026	CBK	-	(49,979)	(49,979)
SGD	39,249,585	USD	39,318,398	1/20/2026	CBK	-	(68,813)	(68,813)
USD	368,235,015	SGD	371,001,936	1/20/2026	CBK	-	(2,766,921)	(2,766,921)
USD	834,012	NOK	843,341	1/22/2026	CBK	-	(9,329)	(9,329)
USD	944,607	NOK	942,557	1/22/2026	CBK	2,050	-	2,050
USD	1,286,306	NOK	1,289,815	1/22/2026	CBK	-	(3,509)	(3,509)
USD	2,034,265	NOK	2,033,938	1/22/2026	CBK	327	-	327
USD	3,767,719	NOK	3,819,836	1/22/2026	CBK	-	(52,117)	(52,117)
USD	4,548,665	NOK	4,563,959	1/22/2026	CBK	-	(15,294)	(15,294)
USD	4,689,940	NOK	4,712,785	1/22/2026	CBK	-	(22,845)	(22,845)
USD	5,438,101	NOK	5,456,908	1/22/2026	CBK	-	(18,807)	(18,807)
USD	7,251,046	NOK	7,342,022	1/22/2026	CBK	-	(90,976)	(90,976)
USD	7,266,550	NOK	7,342,022	1/22/2026	CBK	-	(75,472)	(75,472)
USD	8,726,275	NOK	8,879,878	1/22/2026	CBK	-	(153,603)	(153,603)
USD	9,080,554	NOK	9,227,136	1/22/2026	CBK	-	(146,582)	(146,582)
USD	9,505,573	NOK	9,624,001	1/22/2026	CBK	-	(118,428)	(118,428)
USD	10,676,580	NOK	10,814,600	1/22/2026	CBK	-	(138,020)	(138,020)
USD	12,697,898	NOK	12,848,539	1/22/2026	CBK	-	(150,641)	(150,641)
NOK	1,835,505	USD	1,839,559	1/22/2026	CBK	-	(4,054)	(4,054)
USD	20,691,621	NOK	20,984,292	1/22/2026	CBK	-	(292,671)	(292,671)
NOK	2,459,152	USD	2,473,864	1/22/2026	CBK	-	(14,712)	(14,712)
NOK	5,208,867	USD	5,239,171	1/22/2026	CBK	-	(30,304)	(30,304)
NOK	5,997,329	USD	5,949,439	1/22/2026	CBK	47,890	-	47,890
NOK	9,127,919	USD	9,165,806	1/22/2026	CBK	-	(37,887)	(37,887)
NOK	23,621,466	USD	23,634,263	1/22/2026	CBK	-	(12,797)	(12,797)
NOK	25,589,922	USD	25,604,625	1/22/2026	CBK	-	(14,703)	(14,703)
NOK	25,796,292	USD	25,950,889	1/22/2026	CBK	-	(154,597)	(154,597)
NOK	31,952,985	USD	31,700,143	1/22/2026	CBK	252,842	-	252,842
NOK	31,968,976	USD	32,194,178	1/22/2026	CBK	-	(225,202)	(225,202)
USD	33,370,454	MXN	34,360,764	1/29/2026	CBK	-	(990,310)	(990,310)
USD	60,076,091	MXN	61,849,375	1/29/2026	CBK	-	(1,773,284)	(1,773,284)
MXN	96,210,140	USD	93,424,674	1/29/2026	CBK	2,785,466	-	2,785,466
SEK	1,740,483	USD	1,733,029	2/2/2026	CBK	7,454	-	7,454
SEK	2,719,505	USD	2,693,962	2/2/2026	CBK	25,543	-	25,543
SEK	3,807,307	USD	3,737,317	2/2/2026	CBK	69,990	-	69,990
SEK	4,024,867	USD	3,973,960	2/2/2026	CBK	50,907	-	50,907
SEK	5,003,889	USD	4,998,353	2/2/2026	CBK	5,536	-	5,536

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SEK	5,275,839	USD	5,293,374	2/2/2026	CBK	$-	$(17,535)	$(17,535)
SEK	5,874,130	USD	5,732,755	2/2/2026	CBK	141,375	-	141,375
SEK	7,288,273	USD	7,227,346	2/2/2026	CBK	60,927	-	60,927
SEK	8,376,075	USD	8,334,574	2/2/2026	CBK	41,501	-	41,501
SEK	9,355,097	USD	9,220,119	2/2/2026	CBK	134,978	-	134,978
SEK	10,279,728	USD	10,080,175	2/2/2026	CBK	199,553	-	199,553
SEK	10,714,849	USD	10,653,782	2/2/2026	CBK	61,067	-	61,067
SEK	12,836,063	USD	12,605,205	2/2/2026	CBK	230,858	-	230,858
SEK	14,195,815	USD	14,158,204	2/2/2026	CBK	37,611	-	37,611
SEK	15,283,617	USD	15,343,804	2/2/2026	CBK	-	(60,187)	(60,187)
SEK	20,341,896	USD	19,951,903	2/2/2026	CBK	389,993	-	389,993
GBP	539,160	JPY	527,179	2/3/2026	CBK	11,981	-	11,981
GBP	606,555	JPY	592,825	2/3/2026	CBK	13,730	-	13,730
GBP	876,135	JPY	852,439	2/3/2026	CBK	23,696	-	23,696
CAD	1,527,076	EUR	1,529,860	2/3/2026	CBK	-	(2,784)	(2,784)
CAD	1,533,099	EUR	1,529,859	2/3/2026	CBK	3,240	-	3,240
CAD	1,533,295	EUR	1,529,860	2/3/2026	CBK	3,435	-	3,435
CAD	1,533,414	EUR	1,529,860	2/3/2026	CBK	3,554	-	3,554
CAD	1,535,271	EUR	1,529,860	2/3/2026	CBK	5,411	-	5,411
CAD	1,647,312	EUR	1,647,541	2/3/2026	CBK	-	(229)	(229)
CAD	1,647,969	EUR	1,647,542	2/3/2026	CBK	427	-	427
CAD	1,877,199	EUR	1,882,904	2/3/2026	CBK	-	(5,705)	(5,705)
GBP	5,593,783	JPY	5,423,204	2/3/2026	CBK	170,579	-	170,579
CAD	3,760,787	EUR	3,765,808	2/3/2026	CBK	-	(5,021)	(5,021)
EUR	13,533,376	CAD	13,641,168	2/3/2026	CBK	-	(107,792)	(107,792)
TWD	637,783	USD	636,294	2/3/2026	CBK	1,489	-	1,489
TWD	797,229	USD	786,993	2/3/2026	CBK	10,236	-	10,236
TWD	797,229	USD	792,765	2/3/2026	CBK	4,464	-	4,464
TWD	797,229	USD	793,210	2/3/2026	CBK	4,019	-	4,019
TWD	797,229	USD	796,693	2/3/2026	CBK	536	-	536
TWD	876,952	USD	868,440	2/3/2026	CBK	8,512	-	8,512
TWD	956,675	USD	952,744	2/3/2026	CBK	3,931	-	3,931
EUR	35,304,460	CAD	35,578,954	2/3/2026	CBK	-	(274,494)	(274,494)
TWD	1,195,843	USD	1,186,371	2/3/2026	CBK	9,472	-	9,472
USD	39,096,228	TWD	39,064,213	2/3/2026	CBK	32,015	-	32,015
GBP	60,655,484	JPY	58,831,159	2/3/2026	CBK	1,824,325	-	1,824,325
TWD	1,753,903	USD	1,745,510	2/3/2026	CBK	8,393	-	8,393
TWD	2,152,518	USD	2,140,543	2/3/2026	CBK	11,975	-	11,975
TWD	2,152,518	USD	2,141,701	2/3/2026	CBK	10,817	-	10,817
JPY	531,673	GBP	539,160	2/3/2026	CBK	-	(7,487)	(7,487)
JPY	672,629	GBP	673,950	2/3/2026	CBK	-	(1,321)	(1,321)
TWD	5,580,602	USD	5,560,516	2/3/2026	CBK	20,086	-	20,086
JPY	4,638,673	GBP	4,650,256	2/3/2026	CBK	-	(11,583)	(11,583)
USD	2,697,899	THB	2,702,803	2/4/2026	CBK	-	(4,904)	(4,904)
THB	2,464,320	USD	2,436,739	2/4/2026	CBK	27,581	-	27,581
THB	2,543,815	USD	2,516,452	2/4/2026	CBK	27,363	-	27,363
THB	2,543,815	USD	2,517,339	2/4/2026	CBK	26,476	-	26,476
THB	2,543,815	USD	2,545,607	2/4/2026	CBK	-	(1,792)	(1,792)
THB	2,543,815	USD	2,547,487	2/4/2026	CBK	-	(3,672)	(3,672)
THB	2,543,815	USD	2,548,185	2/4/2026	CBK	-	(4,370)	(4,370)
THB	2,543,815	USD	2,551,297	2/4/2026	CBK	-	(7,482)	(7,482)
THB	2,702,803	USD	2,689,712	2/4/2026	CBK	13,091	-	13,091
THB	2,782,297	USD	2,780,611	2/4/2026	CBK	1,686	-	1,686
THB	3,020,780	USD	2,981,786	2/4/2026	CBK	38,994	-	38,994
USD	55,076,610	TWD	54,798,174	2/11/2026	CBK	278,436	-	278,436
THB	11,294,556	USD	11,211,506	2/12/2026	CBK	83,050	-	83,050
EUR	808,770	AUD	805,985	1/2/2026	HUB	2,785	-	2,785
EUR	822,640	PLN	824,081	1/2/2026	HUB	-	(1,441)	(1,441)
AUD	702,151	EUR	705,120	1/2/2026	HUB	-	(2,969)	(2,969)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PLN	823,864	EUR	822,640	1/2/2026	HUB	$1,224	$-	$1,224
AUD	701,765	EUR	704,594	1/5/2026	HUB	-	(2,829)	(2,829)
AUD	702,085	EUR	704,594	1/5/2026	HUB	-	(2,509)	(2,509)
AUD	704,245	EUR	704,591	1/5/2026	HUB	-	(346)	(346)
USD	1,775,962	BRL	1,770,154	1/5/2026	HUB	5,808	-	5,808
USD	1,779,457	BRL	1,770,153	1/5/2026	HUB	9,304	-	9,304
USD	1,797,001	BRL	1,806,652	1/5/2026	HUB	-	(9,651)	(9,651)
USD	1,878,397	BRL	1,861,398	1/5/2026	HUB	16,999	-	16,999
USD	1,929,588	BRL	1,934,395	1/5/2026	HUB	-	(4,807)	(4,807)
USD	2,277,531	BRL	2,281,126	1/5/2026	HUB	-	(3,595)	(3,595)
USD	2,948,644	BRL	2,956,339	1/5/2026	HUB	-	(7,695)	(7,695)
USD	2,967,867	BRL	2,974,588	1/5/2026	HUB	-	(6,721)	(6,721)
USD	3,841,707	BRL	3,850,541	1/5/2026	HUB	-	(8,834)	(8,834)
USD	5,021,639	BRL	5,018,477	1/5/2026	HUB	3,162	-	3,162
USD	16,168,079	CNY	16,198,859	1/5/2026	HUB	-	(30,780)	(30,780)
USD	18,753,634	BRL	18,249,008	1/5/2026	HUB	504,626	-	504,626
CNY	2,723,702	USD	2,717,632	1/5/2026	HUB	6,070	-	6,070
CNY	2,938,731	USD	2,929,178	1/5/2026	HUB	9,553	-	9,553
CNY	3,440,466	USD	3,427,734	1/5/2026	HUB	12,732	-	12,732
CNY	3,440,466	USD	3,434,745	1/5/2026	HUB	5,721	-	5,721
CNY	3,655,495	USD	3,649,369	1/5/2026	HUB	6,126	-	6,126
USD	37,547,115	BRL	37,811,944	1/5/2026	HUB	-	(264,829)	(264,829)
BRL	36,187,782	USD	36,250,827	1/5/2026	HUB	-	(63,045)	(63,045)
BRL	46,096,993	USD	46,415,308	1/5/2026	HUB	-	(318,315)	(318,315)
AUD	600,620	JPY	601,973	1/6/2026	HUB	-	(1,353)	(1,353)
CNY	420,426	USD	417,463	1/6/2026	HUB	2,963	-	2,963
JPY	601,065	AUD	600,620	1/6/2026	HUB	445	-	445
USD	1,630,878	KRW	1,666,438	1/13/2026	HUB	-	(35,560)	(35,560)
USD	1,699,640	KRW	1,735,873	1/13/2026	HUB	-	(36,233)	(36,233)
USD	1,700,985	KRW	1,735,872	1/13/2026	HUB	-	(34,887)	(34,887)
USD	1,703,427	KRW	1,735,873	1/13/2026	HUB	-	(32,446)	(32,446)
USD	1,703,624	KRW	1,735,873	1/13/2026	HUB	-	(32,249)	(32,249)
USD	1,770,373	KRW	1,805,307	1/13/2026	HUB	-	(34,934)	(34,934)
USD	1,836,785	KRW	1,874,743	1/13/2026	HUB	-	(37,958)	(37,958)
USD	1,839,312	KRW	1,874,742	1/13/2026	HUB	-	(35,430)	(35,430)
USD	1,978,563	KRW	2,013,612	1/13/2026	HUB	-	(35,049)	(35,049)
USD	2,044,214	KRW	2,083,047	1/13/2026	HUB	-	(38,833)	(38,833)
USD	2,045,297	KRW	2,083,048	1/13/2026	HUB	-	(37,751)	(37,751)
USD	2,045,548	KRW	2,083,047	1/13/2026	HUB	-	(37,499)	(37,499)
USD	2,109,647	KRW	2,152,482	1/13/2026	HUB	-	(42,835)	(42,835)
USD	2,116,633	KRW	2,152,482	1/13/2026	HUB	-	(35,849)	(35,849)
USD	2,174,962	KRW	2,221,917	1/13/2026	HUB	-	(46,955)	(46,955)
USD	2,176,589	KRW	2,221,916	1/13/2026	HUB	-	(45,327)	(45,327)
USD	2,180,148	KRW	2,221,916	1/13/2026	HUB	-	(41,768)	(41,768)
USD	2,243,991	KRW	2,291,352	1/13/2026	HUB	-	(47,361)	(47,361)
USD	2,245,998	KRW	2,291,352	1/13/2026	HUB	-	(45,354)	(45,354)
USD	2,253,098	KRW	2,291,352	1/13/2026	HUB	-	(38,254)	(38,254)
USD	2,310,018	KRW	2,360,787	1/13/2026	HUB	-	(50,769)	(50,769)
USD	2,380,823	KRW	2,430,222	1/13/2026	HUB	-	(49,399)	(49,399)
USD	2,391,798	KRW	2,430,221	1/13/2026	HUB	-	(38,423)	(38,423)
USD	2,449,446	KRW	2,499,656	1/13/2026	HUB	-	(50,210)	(50,210)
USD	2,653,549	KRW	2,707,962	1/13/2026	HUB	-	(54,413)	(54,413)
USD	2,654,668	KRW	2,707,961	1/13/2026	HUB	-	(53,293)	(53,293)
USD	2,720,270	KRW	2,777,396	1/13/2026	HUB	-	(57,126)	(57,126)
USD	2,854,774	KRW	2,916,266	1/13/2026	HUB	-	(61,492)	(61,492)
USD	2,857,259	KRW	2,916,265	1/13/2026	HUB	-	(59,006)	(59,006)
USD	2,863,009	KRW	2,916,266	1/13/2026	HUB	-	(53,257)	(53,257)
USD	2,923,944	KRW	2,985,701	1/13/2026	HUB	-	(61,757)	(61,757)
USD	2,936,440	KRW	2,985,700	1/13/2026	HUB	-	(49,260)	(49,260)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	3,143,566	KRW	3,194,006	1/13/2026	HUB	$-	$(50,440)	$(50,440)
USD	4,917,428	KRW	4,999,313	1/13/2026	HUB	-	(81,885)	(81,885)
USD	111,596,376	KRW	113,248,324	1/13/2026	HUB	-	(1,651,948)	(1,651,948)
KRW	1,110,958	USD	1,094,052	1/13/2026	HUB	16,906	-	16,906
KRW	2,152,482	USD	2,113,153	1/13/2026	HUB	39,329	-	39,329
KRW	2,291,352	USD	2,300,298	1/13/2026	HUB	-	(8,946)	(8,946)
KRW	2,499,656	USD	2,516,253	1/13/2026	HUB	-	(16,597)	(16,597)
KRW	2,638,526	USD	2,653,108	1/13/2026	HUB	-	(14,582)	(14,582)
KRW	3,194,005	USD	3,209,722	1/13/2026	HUB	-	(15,717)	(15,717)
KRW	4,027,224	USD	4,046,767	1/13/2026	HUB	-	(19,543)	(19,543)
KRW	4,304,964	USD	4,325,766	1/13/2026	HUB	-	(20,802)	(20,802)
KRW	5,415,922	USD	5,388,607	1/13/2026	HUB	27,315	-	27,315
KRW	5,763,097	USD	5,778,456	1/13/2026	HUB	-	(15,359)	(15,359)
KRW	6,526,881	USD	6,534,422	1/13/2026	HUB	-	(7,541)	(7,541)
KRW	8,054,449	USD	7,931,516	1/13/2026	HUB	122,933	-	122,933
KRW	8,332,188	USD	8,348,407	1/13/2026	HUB	-	(16,219)	(16,219)
KRW	12,220,543	USD	12,213,232	1/13/2026	HUB	7,311	-	7,311
KRW	15,831,157	USD	15,899,248	1/13/2026	HUB	-	(68,091)	(68,091)
KRW	16,872,681	USD	16,938,756	1/13/2026	HUB	-	(66,075)	(66,075)
KRW	29,926,442	USD	29,610,800	1/13/2026	HUB	315,642	-	315,642
KRW	31,106,836	USD	30,853,782	1/13/2026	HUB	253,054	-	253,054
KRW	32,078,924	USD	31,763,734	1/13/2026	HUB	315,190	-	315,190
CAD	106	USD	106	1/15/2026	HUB	-	-	-
USD	184	AUD	184	1/15/2026	HUB	-	-	-
USD	217	PLN	218	1/15/2026	HUB	-	(1)	(1)
USD	407	JPY	406	1/15/2026	HUB	1	-	1
USD	638	CAD	640	1/15/2026	HUB	-	(2)	(2)
USD	1,130	GBP	1,139	1/15/2026	HUB	-	(9)	(9)
AUD	785	USD	789	1/15/2026	HUB	-	(4)	(4)
USD	1,291	GBP	1,296	1/15/2026	HUB	-	(5)	(5)
AUD	916	USD	916	1/15/2026	HUB	-	-	-
GBP	2,203	USD	2,208	1/15/2026	HUB	-	(5)	(5)
USD	1,728	AUD	1,737	1/15/2026	HUB	-	(9)	(9)
USD	1,992	GBP	2,006	1/15/2026	HUB	-	(14)	(14)
USD	2,157	CAD	2,163	1/15/2026	HUB	-	(6)	(6)
GBP	3,442	USD	3,449	1/15/2026	HUB	-	(7)	(7)
GBP	3,558	USD	3,565	1/15/2026	HUB	-	(7)	(7)
GBP	4,112	USD	4,099	1/15/2026	HUB	13	-	13
USD	3,844	CAD	3,863	1/15/2026	HUB	-	(19)	(19)
USD	4,037	AUD	4,021	1/15/2026	HUB	16	-	16
USD	4,136	AUD	4,155	1/15/2026	HUB	-	(19)	(19)
USD	4,180	JPY	4,131	1/15/2026	HUB	49	-	49
CAD	3,965	USD	3,970	1/15/2026	HUB	-	(5)	(5)
USD	6,573	JPY	6,560	1/15/2026	HUB	13	-	13
CAD	4,848	USD	4,863	1/15/2026	HUB	-	(15)	(15)
USD	7,749	GBP	7,743	1/15/2026	HUB	6	-	6
USD	10,655	PLN	10,651	1/15/2026	HUB	4	-	4
JPY	110	USD	111	1/15/2026	HUB	-	(1)	(1)
USD	28,215	AUD	28,310	1/15/2026	HUB	-	(95)	(95)
JPY	281	USD	283	1/15/2026	HUB	-	(2)	(2)
USD	246,999	AUD	245,838	1/15/2026	HUB	1,161	-	1,161
USD	798,975	COP	790,470	1/15/2026	HUB	8,505	-	8,505
JPY	5,328	USD	5,340	1/15/2026	HUB	-	(12)	(12)
CAD	608,756	USD	606,747	1/15/2026	HUB	2,009	-	2,009
JPY	6,415	USD	6,397	1/15/2026	HUB	18	-	18
JPY	9,903	USD	9,868	1/15/2026	HUB	35	-	35
USD	1,561,829	COP	1,580,940	1/15/2026	HUB	-	(19,111)	(19,111)
USD	1,608,906	COP	1,633,638	1/15/2026	HUB	-	(24,732)	(24,732)
USD	1,754,956	COP	1,791,731	1/15/2026	HUB	-	(36,775)	(36,775)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,791,827	COP	1,791,732	1/15/2026	HUB	$95	$-	$95
USD	2,006,132	COP	2,055,222	1/15/2026	HUB	-	(49,090)	(49,090)
PLN	653,055	USD	648,792	1/15/2026	HUB	4,263	-	4,263
USD	2,395,802	COP	2,424,107	1/15/2026	HUB	-	(28,305)	(28,305)
USD	12,608,989	KRW	12,823,295	1/15/2026	HUB	-	(214,306)	(214,306)
USD	26,942,904	COP	27,666,445	1/15/2026	HUB	-	(723,541)	(723,541)
COP	1,633,638	USD	1,586,721	1/15/2026	HUB	46,917	-	46,917
COP	1,739,034	USD	1,689,501	1/15/2026	HUB	49,533	-	49,533
COP	2,318,712	USD	2,310,045	1/15/2026	HUB	8,667	-	8,667
COP	34,042,902	USD	33,873,953	1/15/2026	HUB	168,949	-	168,949
AUD	200,226	JPY	199,025	1/22/2026	HUB	1,201	-	1,201
AUD	400,453	JPY	394,322	1/22/2026	HUB	6,131	-	6,131
AUD	400,453	JPY	395,811	1/22/2026	HUB	4,642	-	4,642
AUD	800,906	JPY	787,662	1/22/2026	HUB	13,244	-	13,244
AUD	800,906	JPY	789,044	1/22/2026	HUB	11,862	-	11,862
AUD	800,906	JPY	799,398	1/22/2026	HUB	1,508	-	1,508
AUD	1,201,358	JPY	1,172,938	1/22/2026	HUB	28,420	-	28,420
AUD	1,201,358	JPY	1,176,824	1/22/2026	HUB	24,534	-	24,534
AUD	1,334,843	JPY	1,303,477	1/22/2026	HUB	31,366	-	31,366
AUD	1,601,811	JPY	1,579,969	1/22/2026	HUB	21,842	-	21,842
AUD	20,022,639	JPY	19,427,899	1/22/2026	HUB	594,740	-	594,740
AUD	31,502,285	JPY	30,561,455	1/22/2026	HUB	940,830	-	940,830
JPY	602,037	AUD	600,679	1/22/2026	HUB	1,358	-	1,358
JPY	4,087,679	AUD	4,071,268	1/22/2026	HUB	16,411	-	16,411
CLP	55,552	USD	52,572	1/23/2026	HUB	2,980	-	2,980
CLP	55,552	USD	52,603	1/23/2026	HUB	2,949	-	2,949
CLP	55,552	USD	52,606	1/23/2026	HUB	2,946	-	2,946
CLP	55,552	USD	52,614	1/23/2026	HUB	2,938	-	2,938
CLP	55,552	USD	52,637	1/23/2026	HUB	2,915	-	2,915
CLP	55,552	USD	52,639	1/23/2026	HUB	2,913	-	2,913
CLP	55,552	USD	52,642	1/23/2026	HUB	2,910	-	2,910
CLP	55,552	USD	52,671	1/23/2026	HUB	2,881	-	2,881
CLP	55,552	USD	52,676	1/23/2026	HUB	2,876	-	2,876
CLP	55,552	USD	52,680	1/23/2026	HUB	2,872	-	2,872
CLP	55,552	USD	52,683	1/23/2026	HUB	2,869	-	2,869
CLP	55,552	USD	52,684	1/23/2026	HUB	2,868	-	2,868
CLP	55,552	USD	52,689	1/23/2026	HUB	2,863	-	2,863
CLP	55,552	USD	52,691	1/23/2026	HUB	2,861	-	2,861
CLP	55,552	USD	52,696	1/23/2026	HUB	2,856	-	2,856
CLP	55,552	USD	52,702	1/23/2026	HUB	2,850	-	2,850
CLP	55,552	USD	52,704	1/23/2026	HUB	2,848	-	2,848
CLP	55,552	USD	52,706	1/23/2026	HUB	2,846	-	2,846
CLP	55,552	USD	52,707	1/23/2026	HUB	2,845	-	2,845
CLP	55,552	USD	52,708	1/23/2026	HUB	2,844	-	2,844
CLP	55,552	USD	52,710	1/23/2026	HUB	2,842	-	2,842
CLP	55,552	USD	52,712	1/23/2026	HUB	2,840	-	2,840
CLP	55,552	USD	52,712	1/23/2026	HUB	2,840	-	2,840
CLP	55,552	USD	52,718	1/23/2026	HUB	2,834	-	2,834
CLP	55,552	USD	52,720	1/23/2026	HUB	2,832	-	2,832
CLP	55,552	USD	52,727	1/23/2026	HUB	2,825	-	2,825
CLP	55,552	USD	52,752	1/23/2026	HUB	2,800	-	2,800
CLP	111,105	USD	105,136	1/23/2026	HUB	5,969	-	5,969
CLP	111,105	USD	105,141	1/23/2026	HUB	5,964	-	5,964
CLP	111,105	USD	105,144	1/23/2026	HUB	5,961	-	5,961
CLP	111,105	USD	105,152	1/23/2026	HUB	5,953	-	5,953
CLP	111,105	USD	105,173	1/23/2026	HUB	5,932	-	5,932
CLP	111,105	USD	105,193	1/23/2026	HUB	5,912	-	5,912
CLP	111,105	USD	105,219	1/23/2026	HUB	5,886	-	5,886
CLP	111,105	USD	105,225	1/23/2026	HUB	5,880	-	5,880

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	111,105	USD	105,278	1/23/2026	HUB	$5,827	$-	$5,827
CLP	111,105	USD	105,287	1/23/2026	HUB	5,818	-	5,818
CLP	111,105	USD	105,301	1/23/2026	HUB	5,804	-	5,804
CLP	111,105	USD	105,319	1/23/2026	HUB	5,786	-	5,786
CLP	111,105	USD	105,359	1/23/2026	HUB	5,746	-	5,746
CLP	111,105	USD	105,378	1/23/2026	HUB	5,727	-	5,727
CLP	111,105	USD	105,380	1/23/2026	HUB	5,725	-	5,725
CLP	111,105	USD	105,384	1/23/2026	HUB	5,721	-	5,721
CLP	111,105	USD	105,397	1/23/2026	HUB	5,708	-	5,708
CLP	55,552	USD	52,697	1/23/2026	HUB	2,855	-	2,855
CLP	55,552	USD	52,697	1/23/2026	HUB	2,855	-	2,855
CLP	111,105	USD	105,398	1/23/2026	HUB	5,707	-	5,707
CLP	111,105	USD	105,399	1/23/2026	HUB	5,706	-	5,706
CLP	111,105	USD	105,401	1/23/2026	HUB	5,704	-	5,704
CLP	111,105	USD	105,418	1/23/2026	HUB	5,687	-	5,687
CLP	111,105	USD	105,419	1/23/2026	HUB	5,686	-	5,686
CLP	111,105	USD	105,419	1/23/2026	HUB	5,686	-	5,686
CLP	111,105	USD	105,420	1/23/2026	HUB	5,685	-	5,685
CLP	55,552	USD	52,711	1/23/2026	HUB	2,841	-	2,841
CLP	55,552	USD	52,711	1/23/2026	HUB	2,841	-	2,841
CLP	111,105	USD	105,429	1/23/2026	HUB	5,676	-	5,676
CLP	55,552	USD	52,716	1/23/2026	HUB	2,836	-	2,836
CLP	55,552	USD	52,716	1/23/2026	HUB	2,836	-	2,836
CLP	111,105	USD	105,437	1/23/2026	HUB	5,668	-	5,668
CLP	111,105	USD	105,438	1/23/2026	HUB	5,667	-	5,667
CLP	111,105	USD	105,442	1/23/2026	HUB	5,663	-	5,663
CLP	111,105	USD	105,444	1/23/2026	HUB	5,661	-	5,661
CLP	111,105	USD	105,448	1/23/2026	HUB	5,657	-	5,657
CLP	55,552	USD	52,723	1/23/2026	HUB	2,829	-	2,829
CLP	55,552	USD	52,723	1/23/2026	HUB	2,829	-	2,829
CLP	111,105	USD	105,450	1/23/2026	HUB	5,655	-	5,655
CLP	111,105	USD	105,469	1/23/2026	HUB	5,636	-	5,636
CLP	111,105	USD	105,483	1/23/2026	HUB	5,622	-	5,622
CLP	111,105	USD	105,493	1/23/2026	HUB	5,612	-	5,612
CLP	111,105	USD	105,500	1/23/2026	HUB	5,605	-	5,605
CLP	111,105	USD	105,565	1/23/2026	HUB	5,540	-	5,540
CLP	111,105	USD	105,568	1/23/2026	HUB	5,537	-	5,537
CLP	166,657	USD	157,754	1/23/2026	HUB	8,903	-	8,903
CLP	166,657	USD	157,828	1/23/2026	HUB	8,829	-	8,829
CLP	166,657	USD	158,039	1/23/2026	HUB	8,618	-	8,618
CLP	111,105	USD	105,290	1/23/2026	HUB	5,815	-	5,815
CLP	111,105	USD	105,290	1/23/2026	HUB	5,815	-	5,815
CLP	111,105	USD	105,349	1/23/2026	HUB	5,756	-	5,756
CLP	111,105	USD	105,349	1/23/2026	HUB	5,756	-	5,756
CLP	333,314	USD	314,815	1/23/2026	HUB	18,499	-	18,499
CLP	388,866	USD	367,095	1/23/2026	HUB	21,771	-	21,771
CLP	388,866	USD	367,569	1/23/2026	HUB	21,297	-	21,297
CLP	388,866	USD	367,914	1/23/2026	HUB	20,952	-	20,952
CLP	499,971	USD	473,181	1/23/2026	HUB	26,790	-	26,790
CLP	499,971	USD	473,916	1/23/2026	HUB	26,055	-	26,055
CLP	611,076	USD	576,974	1/23/2026	HUB	34,102	-	34,102
CLP	833,285	USD	803,798	1/23/2026	HUB	29,487	-	29,487
CLP	1,166,599	USD	1,105,632	1/23/2026	HUB	60,967	-	60,967
CLP	1,388,809	USD	1,317,440	1/23/2026	HUB	71,369	-	71,369
CLP	2,777,617	USD	2,698,880	1/23/2026	HUB	78,737	-	78,737
CLP	2,833,169	USD	2,704,910	1/23/2026	HUB	128,259	-	128,259
CLP	2,833,169	USD	2,728,072	1/23/2026	HUB	105,097	-	105,097
CLP	2,888,722	USD	2,768,844	1/23/2026	HUB	119,878	-	119,878
CLP	2,944,274	USD	2,803,847	1/23/2026	HUB	140,427	-	140,427

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	2,944,274	USD	2,817,980	1/23/2026	HUB	$126,294	$-	$126,294
CLP	2,999,826	USD	2,849,604	1/23/2026	HUB	150,222	-	150,222
CLP	3,333,140	USD	3,240,510	1/23/2026	HUB	92,630	-	92,630
CNY	2,583,562	USD	2,555,041	1/26/2026	HUB	28,521	-	28,521
CNY	2,655,328	USD	2,643,984	1/26/2026	HUB	11,344	-	11,344
CNY	5,310,655	USD	5,256,296	1/26/2026	HUB	54,359	-	54,359
CNY	5,454,187	USD	5,421,082	1/26/2026	HUB	33,105	-	33,105
CNY	5,741,249	USD	5,676,575	1/26/2026	HUB	64,674	-	64,674
CNY	6,530,671	USD	6,505,869	1/26/2026	HUB	24,802	-	24,802
CNY	7,894,217	USD	7,833,370	1/26/2026	HUB	60,847	-	60,847
CNY	8,037,749	USD	7,977,443	1/26/2026	HUB	60,306	-	60,306
CNY	8,540,108	USD	8,459,854	1/26/2026	HUB	80,254	-	80,254
CNY	8,540,108	USD	8,459,941	1/26/2026	HUB	80,167	-	80,167
CNY	8,611,874	USD	8,541,838	1/26/2026	HUB	70,036	-	70,036
CNY	9,185,999	USD	9,084,752	1/26/2026	HUB	101,247	-	101,247
CNY	10,693,076	USD	10,634,185	1/26/2026	HUB	58,891	-	58,891
CNY	11,410,733	USD	11,325,205	1/26/2026	HUB	85,528	-	85,528
CNY	14,640,185	USD	14,521,983	1/26/2026	HUB	118,202	-	118,202
USD	110,911,114	CNY	112,815,545	1/26/2026	HUB	-	(1,904,431)	(1,904,431)
CNY	16,219,029	USD	16,188,697	1/26/2026	HUB	30,332	-	30,332
CNY	17,654,341	USD	17,448,806	1/26/2026	HUB	205,535	-	205,535
CNY	17,869,638	USD	17,684,659	1/26/2026	HUB	184,979	-	184,979
CNY	21,386,153	USD	21,126,200	1/26/2026	HUB	259,953	-	259,953
CNY	27,988,589	USD	27,662,223	1/26/2026	HUB	326,366	-	326,366
CNY	29,352,136	USD	29,045,519	1/26/2026	HUB	306,617	-	306,617
CNY	33,227,479	USD	32,862,587	1/26/2026	HUB	364,892	-	364,892
AUD	938,028	GBP	943,540	1/27/2026	HUB	-	(5,512)	(5,512)
AUD	939,051	GBP	943,540	1/27/2026	HUB	-	(4,489)	(4,489)
AUD	941,493	GBP	943,540	1/27/2026	HUB	-	(2,047)	(2,047)
AUD	1,004,628	GBP	1,010,935	1/27/2026	HUB	-	(6,307)	(6,307)
GBP	2,291,454	AUD	2,276,016	1/27/2026	HUB	15,438	-	15,438
AUD	2,072,595	GBP	2,089,267	1/27/2026	HUB	-	(16,672)	(16,672)
AUD	3,090,164	GBP	3,100,202	1/27/2026	HUB	-	(10,038)	(10,038)
AUD	26,764,600	GBP	26,688,699	1/27/2026	HUB	75,901	-	75,901
USD	1,773,396	BRL	1,811,145	2/3/2026	HUB	-	(37,749)	(37,749)
USD	1,808,973	BRL	1,847,368	2/3/2026	HUB	-	(38,395)	(38,395)
USD	1,841,654	BRL	1,847,367	2/3/2026	HUB	-	(5,713)	(5,713)
USD	1,913,975	BRL	1,937,925	2/3/2026	HUB	-	(23,950)	(23,950)
USD	1,924,409	BRL	1,937,925	2/3/2026	HUB	-	(13,516)	(13,516)
USD	1,933,807	BRL	1,956,036	2/3/2026	HUB	-	(22,229)	(22,229)
USD	2,033,837	BRL	2,046,593	2/3/2026	HUB	-	(12,756)	(12,756)
USD	2,171,436	BRL	2,191,485	2/3/2026	HUB	-	(20,049)	(20,049)
USD	2,187,678	BRL	2,209,597	2/3/2026	HUB	-	(21,919)	(21,919)
USD	2,803,173	BRL	2,861,608	2/3/2026	HUB	-	(58,435)	(58,435)
USD	3,711,880	BRL	3,767,181	2/3/2026	HUB	-	(55,301)	(55,301)
BRL	18,111,444	USD	18,615,457	2/3/2026	HUB	-	(504,013)	(504,013)
BRL	37,526,911	USD	37,267,124	2/3/2026	HUB	259,787	-	259,787
USD	132,560,913	KRW	135,163,308	2/5/2026	HUB	-	(2,602,395)	(2,602,395)
KRW	1,876,303	USD	1,881,430	2/5/2026	HUB	-	(5,127)	(5,127)
KRW	2,988,186	USD	3,000,342	2/5/2026	HUB	-	(12,156)	(12,156)
AUD	703,624	EUR	706,321	2/10/2026	HUB	-	(2,697)	(2,697)
AUD	1,054,303	EUR	1,059,482	2/10/2026	HUB	-	(5,179)	(5,179)
AUD	2,111,886	EUR	2,118,965	2/10/2026	HUB	-	(7,079)	(7,079)
AUD	40,183,370	EUR	39,907,161	2/10/2026	HUB	276,209	-	276,209
EUR	824,080	PLN	825,391	2/11/2026	HUB	-	(1,311)	(1,311)
EUR	5,179,932	PLN	5,175,232	2/11/2026	HUB	4,700	-	4,700
PLN	27,660,377	EUR	27,547,822	2/11/2026	HUB	112,555	-	112,555
PLN	47,291,630	EUR	47,090,294	2/11/2026	HUB	201,336	-	201,336
USD	1,760,981	KRW	1,807,360	2/12/2026	HUB	-	(46,379)	(46,379)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,830,140	KRW	1,876,874	2/12/2026	HUB	$-	$(46,734)	$(46,734)
USD	2,170,650	KRW	2,224,443	2/12/2026	HUB	-	(53,793)	(53,793)
USD	2,402,339	PLN	2,394,888	2/18/2026	HUB	7,451	-	7,451
PLN	835,426	USD	836,795	2/18/2026	HUB	-	(1,369)	(1,369)
PLN	863,274	USD	862,366	2/18/2026	HUB	908	-	908
PLN	891,121	USD	891,569	2/18/2026	HUB	-	(448)	(448)
PLN	918,969	USD	919,836	2/18/2026	HUB	-	(867)	(867)
PLN	1,670,852	USD	1,666,176	2/18/2026	HUB	4,676	-	4,676
PLN	1,698,700	USD	1,693,795	2/18/2026	HUB	4,905	-	4,905
PLN	1,726,547	USD	1,725,505	2/18/2026	HUB	1,042	-	1,042
PLN	1,782,242	USD	1,776,078	2/18/2026	HUB	6,164	-	6,164
PLN	10,052,960	USD	9,907,367	2/18/2026	HUB	145,593	-	145,593
PLN	33,417,043	USD	32,936,007	2/18/2026	HUB	481,036	-	481,036
EUR	1,177,919	CHF	1,177,353	2/23/2026	HUB	566	-	566
CHF	6,106,809	EUR	6,125,175	2/23/2026	HUB	-	(18,366)	(18,366)
EUR	39,695,861	CHF	39,695,723	2/23/2026	HUB	138	-	138
EUR	53,006,343	CHF	52,979,320	2/23/2026	HUB	27,023	-	27,023
USD	1,578,986	COP	1,608,403	2/26/2026	HUB	-	(29,417)	(29,417)
USD	1,875,801	COP	1,867,823	2/26/2026	HUB	7,978	-	7,978
USD	2,008,552	COP	1,971,591	2/26/2026	HUB	36,961	-	36,961
USD	2,069,360	COP	2,075,360	2/26/2026	HUB	-	(6,000)	(6,000)
USD	15,925,235	KRW	15,858,801	2/26/2026	HUB	66,434	-	66,434
COP	27,239,094	USD	26,779,566	2/26/2026	HUB	459,528	-	459,528
GBP	939,575	EUR	940,160	1/2/2026	NWM	-	(585)	(585)
GBP	1,174,809	EUR	1,175,200	1/2/2026	NWM	-	(391)	(391)
EUR	2,115,360	GBP	2,115,681	1/2/2026	NWM	-	(321)	(321)
EUR	2,232,880	SEK	2,229,247	1/2/2026	NWM	3,633	-	3,633
SEK	703,290	EUR	705,120	1/2/2026	NWM	-	(1,830)	(1,830)
SEK	705,096	EUR	705,120	1/2/2026	NWM	-	(24)	(24)
SEK	821,298	EUR	822,640	1/2/2026	NWM	-	(1,342)	(1,342)
EUR	235,040	SEK	238,931	1/5/2026	NWM	-	(3,891)	(3,891)
EUR	587,600	SEK	594,094	1/5/2026	NWM	-	(6,494)	(6,494)
EUR	587,600	SEK	598,317	1/5/2026	NWM	-	(10,717)	(10,717)
GBP	938,274	EUR	938,136	1/5/2026	NWM	138	-	138
GBP	939,092	EUR	938,135	1/5/2026	NWM	957	-	957
EUR	1,527,760	SEK	1,553,126	1/5/2026	NWM	-	(25,366)	(25,366)
EUR	1,880,320	SEK	1,912,761	1/5/2026	NWM	-	(32,441)	(32,441)
EUR	1,997,840	SEK	2,021,604	1/5/2026	NWM	-	(23,764)	(23,764)
EUR	3,055,520	SEK	3,111,623	1/5/2026	NWM	-	(56,103)	(56,103)
EUR	5,876,000	SEK	5,969,264	1/5/2026	NWM	-	(93,264)	(93,264)
SEK	586,644	EUR	587,600	1/5/2026	NWM	-	(956)	(956)
SEK	587,375	EUR	587,600	1/5/2026	NWM	-	(225)	(225)
SEK	587,642	EUR	587,600	1/5/2026	NWM	42	-	42
SEK	591,905	EUR	587,600	1/5/2026	NWM	4,305	-	4,305
SEK	704,043	EUR	705,120	1/5/2026	NWM	-	(1,077)	(1,077)
SEK	704,290	EUR	705,120	1/5/2026	NWM	-	(830)	(830)
EUR	8,931,520	SEK	9,076,012	1/5/2026	NWM	-	(144,492)	(144,492)
SEK	1,069,942	EUR	1,057,680	1/5/2026	NWM	12,262	-	12,262
SEK	2,372,314	EUR	2,350,400	1/5/2026	NWM	21,914	-	21,914
SEK	2,478,871	EUR	2,467,920	1/5/2026	NWM	10,951	-	10,951
EUR	34,080,800	SEK	34,365,490	1/5/2026	NWM	-	(284,690)	(284,690)
SEK	5,441,074	EUR	5,405,920	1/5/2026	NWM	35,154	-	35,154
SEK	6,482,675	EUR	6,463,600	1/5/2026	NWM	19,075	-	19,075
SEK	8,716,589	EUR	8,696,480	1/5/2026	NWM	20,109	-	20,109
SEK	32,066,973	EUR	31,730,400	1/5/2026	NWM	336,573	-	336,573
EUR	705,153	JPY	703,996	1/6/2026	NWM	1,157	-	1,157
JPY	703,414	EUR	705,153	1/6/2026	NWM	-	(1,739)	(1,739)
USD	195	CHF	194	1/15/2026	NWM	1	-	1
USD	368	CHF	369	1/15/2026	NWM	-	(1)	(1)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	1,912	USD	1,922	1/15/2026	NWM	$-	$(10)	$(10)
USD	1,540	HUF	1,549	1/15/2026	NWM	-	(9)	(9)
USD	1,861	HUF	1,879	1/15/2026	NWM	-	(18)	(18)
USD	2,409	CHF	2,420	1/15/2026	NWM	-	(11)	(11)
USD	20,569	HUF	20,792	1/15/2026	NWM	-	(223)	(223)
USD	510,761	CHF	512,242	1/15/2026	NWM	-	(1,481)	(1,481)
HUF	1,873	USD	1,845	1/15/2026	NWM	28	-	28
HUF	5,130	USD	5,076	1/15/2026	NWM	54	-	54
HUF	1,620,581	USD	1,618,951	1/15/2026	NWM	1,630	-	1,630
GBP	476,918	EUR	470,414	1/20/2026	NWM	6,504	-	6,504
GBP	945,121	EUR	940,828	1/20/2026	NWM	4,293	-	4,293
GBP	947,355	EUR	940,828	1/20/2026	NWM	6,527	-	6,527
GBP	950,092	EUR	940,828	1/20/2026	NWM	9,264	-	9,264
GBP	1,066,089	EUR	1,058,432	1/20/2026	NWM	7,657	-	7,657
GBP	1,890,001	EUR	1,881,657	1/20/2026	NWM	8,344	-	8,344
GBP	2,005,661	EUR	1,999,260	1/20/2026	NWM	6,401	-	6,401
GBP	2,116,223	EUR	2,116,863	1/20/2026	NWM	-	(640)	(640)
GBP	2,117,475	EUR	2,116,864	1/20/2026	NWM	611	-	611
GBP	2,242,025	EUR	2,234,467	1/20/2026	NWM	7,558	-	7,558
GBP	2,826,708	EUR	2,822,484	1/20/2026	NWM	4,224	-	4,224
GBP	2,950,417	EUR	2,940,088	1/20/2026	NWM	10,329	-	10,329
GBP	2,954,624	EUR	2,940,088	1/20/2026	NWM	14,536	-	14,536
GBP	3,068,661	EUR	3,057,691	1/20/2026	NWM	10,970	-	10,970
GBP	3,557,687	EUR	3,528,105	1/20/2026	NWM	29,582	-	29,582
GBP	4,825,629	EUR	4,821,743	1/20/2026	NWM	3,886	-	3,886
GBP	5,536,909	EUR	5,527,365	1/20/2026	NWM	9,544	-	9,544
GBP	6,598,220	EUR	6,585,796	1/20/2026	NWM	12,424	-	12,424
EUR	50,569,495	GBP	51,277,719	1/20/2026	NWM	-	(708,224)	(708,224)
ZAR	150,803	USD	142,990	1/21/2026	NWM	7,813	-	7,813
ZAR	211,124	USD	198,485	1/21/2026	NWM	12,639	-	12,639
USD	11,489,585	ZAR	11,581,674	1/21/2026	NWM	-	(92,089)	(92,089)
ZAR	1,146,103	USD	1,086,665	1/21/2026	NWM	59,438	-	59,438
ZAR	2,364,575	USD	2,240,511	1/21/2026	NWM	124,064	-	124,064
ZAR	2,563,652	USD	2,427,631	1/21/2026	NWM	136,021	-	136,021
ZAR	2,817,061	USD	2,670,469	1/21/2026	NWM	146,592	-	146,592
ZAR	3,010,237	USD	2,854,600	1/21/2026	NWM	155,637	-	155,637
ZAR	3,943,885	USD	3,739,126	1/21/2026	NWM	204,759	-	204,759
ZAR	4,467,822	USD	4,224,887	1/21/2026	NWM	242,935	-	242,935
ZAR	5,361,386	USD	5,070,509	1/21/2026	NWM	290,877	-	290,877
ZAR	5,361,386	USD	5,068,196	1/21/2026	NWM	293,190	-	293,190
ZAR	5,993,749	USD	5,681,142	1/21/2026	NWM	312,607	-	312,607
ZAR	6,874,333	USD	6,512,972	1/21/2026	NWM	361,361	-	361,361
ZAR	6,874,333	USD	6,514,503	1/21/2026	NWM	359,830	-	359,830
ZAR	6,874,333	USD	6,514,053	1/21/2026	NWM	360,280	-	360,280
ZAR	8,042,079	USD	7,600,034	1/21/2026	NWM	442,045	-	442,045
ZAR	8,042,079	USD	7,605,414	1/21/2026	NWM	436,665	-	436,665
ZAR	8,935,643	USD	8,447,914	1/21/2026	NWM	487,729	-	487,729
ZAR	9,829,208	USD	9,289,436	1/21/2026	NWM	539,772	-	539,772
ZAR	9,829,208	USD	9,296,698	1/21/2026	NWM	532,510	-	532,510
ZAR	11,268,243	USD	10,691,048	1/21/2026	NWM	577,195	-	577,195
ZAR	11,732,477	USD	11,130,080	1/21/2026	NWM	602,397	-	602,397
ZAR	11,831,656	USD	11,201,576	1/21/2026	NWM	630,080	-	630,080
ZAR	12,373,799	USD	11,734,684	1/21/2026	NWM	639,115	-	639,115
ZAR	12,395,068	USD	11,751,937	1/21/2026	NWM	643,131	-	643,131
ZAR	13,873,881	USD	13,556,983	1/21/2026	NWM	316,898	-	316,898
USD	664,381	PEN	668,836	1/28/2026	NWM	-	(4,455)	(4,455)
USD	740,565	PEN	743,152	1/28/2026	NWM	-	(2,587)	(2,587)
PEN	1,040,413	USD	1,039,301	1/28/2026	NWM	1,112	-	1,112
PEN	11,518,854	USD	11,190,043	1/28/2026	NWM	328,811	-	328,811

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	4,707,040	JPY	4,623,229	2/2/2026	NWM	$83,811	$-	$83,811
EUR	70,605,596	JPY	69,371,236	2/2/2026	NWM	1,234,360	-	1,234,360
JPY	698,709	EUR	706,056	2/2/2026	NWM	-	(7,347)	(7,347)
JPY	704,903	EUR	706,056	2/2/2026	NWM	-	(1,153)	(1,153)
JPY	1,408,000	EUR	1,412,111	2/2/2026	NWM	-	(4,111)	(4,111)
JPY	5,407,595	EUR	5,413,094	2/2/2026	NWM	-	(5,499)	(5,499)
SEK	1,416,513	EUR	1,412,775	2/12/2026	NWM	3,738	-	3,738
SEK	1,880,404	EUR	1,883,699	2/12/2026	NWM	-	(3,295)	(3,295)
SEK	2,233,235	EUR	2,236,894	2/12/2026	NWM	-	(3,659)	(3,659)
SEK	34,425,966	EUR	34,142,058	2/12/2026	NWM	283,908	-	283,908
EUR	1,412,840	HUF	1,421,553	2/13/2026	NWM	-	(8,713)	(8,713)
EUR	1,412,840	HUF	1,431,798	2/13/2026	NWM	-	(18,958)	(18,958)
EUR	1,412,840	HUF	1,432,435	2/13/2026	NWM	-	(19,595)	(19,595)
EUR	1,412,840	HUF	1,435,699	2/13/2026	NWM	-	(22,859)	(22,859)
EUR	2,825,680	HUF	2,847,285	2/13/2026	NWM	-	(21,605)	(21,605)
EUR	4,591,730	HUF	4,642,205	2/13/2026	NWM	-	(50,475)	(50,475)
EUR	7,417,411	HUF	7,555,301	2/13/2026	NWM	-	(137,890)	(137,890)
HUF	6,229,241	EUR	6,240,047	2/13/2026	NWM	-	(10,806)	(10,806)
HUF	52,866,836	EUR	52,981,535	2/13/2026	NWM	-	(114,699)	(114,699)
ILS	3,611,225	USD	3,558,669	2/17/2026	NWM	52,556	-	52,556
ILS	21,510,340	USD	21,262,039	2/17/2026	NWM	248,301	-	248,301
ILS	28,261,760	USD	27,916,005	2/17/2026	NWM	345,755	-	345,755
ILS	51,813,227	USD	51,248,536	2/17/2026	NWM	564,691	-	564,691
USD	1,727,880	HUF	1,737,659	2/19/2026	NWM	-	(9,779)	(9,779)
HUF	8,078,589	USD	8,091,425	2/19/2026	NWM	-	(12,836)	(12,836)
HUF	18,291,144	USD	18,324,734	2/19/2026	NWM	-	(33,590)	(33,590)
USD	2,737,236	GBP	2,768,974	1/15/2026	SSB	-	(31,738)	(31,738)
CAD	3,437,974	USD	3,427,648	1/15/2026	SSB	10,326	-	10,326
USD	22,062,165	MYR	22,307,441	1/15/2026	SSB	-	(245,276)	(245,276)

						$32,455,519	$(21,622,343)	$10,833,176

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas NA
CBK	Citibank NA
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Abbreviations: (continued)
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
MDE	Malaysian Derivative Exchange.
MIAX	Miami International Securities Exchange
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

Other Abbreviations:
BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CORRA	Canadian Overnight Repo Rate Average.
CSC	CEI: Coffee, Sugar and Cocoa.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2025

Other Abbreviations: (continued)
CTN	Cotton.
EURIBOR	Euro Interbank Offered Rate.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2025, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$-	$1,224,779,423	$-	$1,224,779,423

Total Investments in Securities - Assets	$-	$1,224,779,423	$-	$1,224,779,423

Financial Derivative Instruments - Assets
Futures Contracts	$60,270,747	$-	$-	$60,270,747
Forward Foreign Currency Contracts	-	32,455,519	-	32,455,519

Total Financial Derivative Instruments - Assets	$60,270,747	$32,455,519	$-	$92,726,266

Financial Derivative Instruments - Liabilities
Futures Contracts	$(15,649,221)	$-	$-	$(15,649,221)
Forward Foreign Currency Contracts	-	(21,622,343)	-	(21,622,343)

Total Financial Derivative Instruments - Liabilities	$(15,649,221)	$(21,622,343)	$-	$(37,271,564)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2025

	Principal Amount		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 18.8%
French Republic Government Bonds OAT,
0.600%, Due 7/25/2034A B C	EUR	3,351,780	$3,656,979
0.100%, Due 7/25/2053B C		1,810,965	1,203,293
Italy Buoni Poliennali Del Tesoro,
0.400%, Due 5/15/2030B C		2,493,500	2,851,769
1.800%, Due 5/15/2036B C D		4,168,720	4,896,121
U.K. Inflation-Linked Gilts,
0.750%, Due 11/22/2033B C	GBP	2,188,920	2,804,875
1.125%, Due 9/22/2035B C		6,253,560	8,058,330
0.625%, Due 3/22/2045B C		1,679,130	1,734,454
1.250%, Due 11/22/2054B C		1,614,180	1,775,448

Total Foreign Sovereign Obligations (Cost $26,831,055)			26,981,269

U.S. TREASURY OBLIGATIONS - 27.9%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2055B		$3,095,610	2,936,473

U.S. Treasury Inflation-Indexed Notes,
1.625%, Due 4/15/2030B		13,297,050	13,362,239
1.125%, Due 10/15/2030B		4,529,745	4,460,345
1.875%, Due 7/15/2035B		19,266,570	19,214,985

			37,037,569

Total U.S. Treasury Obligations (Cost $40,512,147)			39,974,042

SHORT-TERM INVESTMENTS - 34.5%

U.S. Treasury Obligations - 34.5%
U.S. Treasury Bills,
3.852%, Due 3/5/2026D E F		3,000,000	2,981,738
3.825%, Due 3/12/2026E F		15,000,000	14,898,042
3.825%, Due 3/26/2026D E F		8,000,000	7,935,125
3.751%, Due 3/19/2026D E F		6,500,000	6,451,607
3.615%, Due 4/16/2026D E F		5,500,000	5,444,007
3.701%, Due 5/14/2026E F		12,000,000	11,846,209

			49,556,728

Total Short-Term Investments (Cost $49,541,336)			49,556,728

TOTAL INVESTMENTS - 81.2% (Cost $116,884,538)			116,512,039
OTHER ASSETS, NET OF LIABILITIES - 18.8%			27,001,525

TOTAL NET ASSETS - 100.0%			$143,513,564

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,656,979 or 2.5% of net assets. The Fund has no right to demand registration of these securities.

B Inflation-Indexed Note.

C Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D All or a portion represents positions held by the American Beacon Cayman TargetRisk Company, Ltd.

E Coupon represents a weighted average yield to maturity.

F Zero coupon bond.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2025

Long Futures Contracts Open on December 31, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	17	March 2026	$4,406,387	$4,500,434	$94,047
CME E-Mini NASDAQ 100 Index Futures	19	March 2026	9,790,993	9,673,565	(117,428)
CME E-Mini S&P 500 ESG Index Futures	2	March 2026	607,253	609,760	2,507
CME E-Mini S&P 500 Index Futures	61	March 2026	21,202,217	21,022,125	(180,092)
Eurex DAX Index Futures	8	March 2026	5,740,102	5,803,138	63,036
Eurex EURO STOXX 50 Futures	141	March 2026	9,571,772	9,678,724	106,952
Eurex STOXX Europe 600 ESG-X Index Futures	11	March 2026	276,131	282,071	5,940
Euronext CAC 40 Index Futures	55	January 2026	5,276,942	5,270,419	(6,523)
HKG Hang Seng China Enterprises Index Futures	49	January 2026	2,815,010	2,802,671	(12,339)
HKG Hang Seng Index Futures	19	January 2026	3,154,463	3,130,739	(23,724)
ICE FTSE 100 Index Futures	81	March 2026	10,659,895	10,853,981	194,086
KFE KOSPI 200 Index Futures	30	March 2026	3,050,687	3,165,458	114,771
Montreal Exchange S&P/TSX 60 Index Futures	45	March 2026	12,169,891	12,208,736	38,845
NSE IFSC NIFTY 50 Index Futures	15	January 2026	791,092	788,265	(2,827)
OML Stockholm OMXS30 Index Futures	169	January 2026	5,206,730	5,314,693	107,963
SAFEX FTSE/JSE Top 40 Index Futures	18	March 2026	1,161,189	1,188,543	27,354
SFE S&P ASX Share Price Index 200 Futures	58	March 2026	8,348,935	8,395,397	46,462
SGX FTSE China A50 Futures Contract	285	January 2026	4,364,208	4,354,800	(9,408)
SGX FTSE Taiwan Index Futures	21	January 2026	1,953,982	1,991,640	37,658
SGX MSCI Singapore Index Futures	52	January 2026	1,800,455	1,803,252	2,797
SGX Nikkei 225 Stock Index Futures	38	March 2026	6,135,708	6,118,839	(16,869)
TSE TOPIX Futures	51	March 2026	11,019,369	11,113,924	94,555

			$129,503,411	$130,071,174	$567,763

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	73	March 2026	$15,250,714	$15,241,602	$(9,112)
CBOT 5 Year U.S. Treasury Notes Futures	111	March 2026	12,174,020	12,132,820	(41,200)
CBOT 10 Year U.S. Treasury Notes Futures	96	March 2026	10,855,389	10,794,000	(61,389)
CBOT U.S. Long Bond Futures	44	March 2026	5,139,147	5,086,125	(53,022)
CBOT Ultra Long Term U.S. Treasury Bond Futures	40	March 2026	4,803,263	4,720,000	(83,263)
Eurex 5 Year Euro BOBL Futures	48	March 2026	6,583,868	6,552,539	(31,329)
Eurex 10 Year Euro BUND Futures	28	March 2026	4,235,227	4,197,767	(37,460)
Eurex 30 Year Euro BUXL Futures	18	March 2026	2,367,611	2,329,434	(38,177)
Eurex Euro-BTP Italian Bond Futures	73	March 2026	10,338,890	10,310,194	(28,696)
French Government Bond Futures	72	March 2026	10,243,020	10,203,651	(39,369)
ICE Long Gilt Futures	103	March 2026	12,591,466	12,685,711	94,245
KFE 3 Year Treasury Bond Futures	50	March 2026	3,651,550	3,659,713	8,163
KFE 10 Year Treasury Bond Futures	24	March 2026	1,878,511	1,881,282	2,771
Montreal Exchange 10 Year Canadian Bond Futures	140	March 2026	12,440,663	12,332,811	(107,852)
SFE 3 Year Australian Bond Futures	36	March 2026	2,518,589	2,522,477	3,888
SFE 10 Year Australian Bond Futures	49	March 2026	3,570,335	3,580,145	9,810
TSE Japanese 10 Year Bond Futures	13	March 2026	11,072,596	10,989,083	(83,513)

			$129,714,859	$129,219,354	$(495,505)

Centrally Cleared Swap Agreements Outstanding on December 31, 2025:

Credit Default Swaps on Credit Indices - Buy Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 12/31/2025(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5006	USD	5,000	$(113,090)	$(114,747)	$(1,657)

							$(113,090)	$(114,747)	$(1,657)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2025

Credit Default Swaps on Credit Indices - Sell Protection(5)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 12/31/2025(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5052	EUR	5,000	$134,562	$137,514	$2,952
iTraxx Europe Crossover S44	5.00	Quarterly	12/20/2030	2.4376	EUR	10,000	1,216,740	1,318,740	102,000
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5052	EUR	30,000	765,965	825,090	59,125
CDX.NA.HY.S45	5.00	Quarterly	12/20/2030	3.1175	USD	15,000	1,088,301	1,165,955	77,654
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5006	USD	40,000	879,772	917,971	38,199

							$4,085,340	$4,365,270	$279,930

OTC Swap Agreements Outstanding on December 31, 2025:

Total Return Swaps Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	1/5/2026	210,000	$32,061,514	$(1,699)	$(161,803)

									$(1,699)	$(161,803)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Forward Foreign Currency Contracts Open on December 31, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	15,457	USD	15,445	1/15/2026	SSB	$12	$-	$12
USD	43,757	GBP	43,734	1/15/2026	SSB	23	-	23
GBP	65,037	USD	64,553	1/15/2026	SSB	484	-	484
USD	49,163	SGD	49,321	1/15/2026	SSB	-	(158)	(158)
USD	53,684	SEK	54,095	1/15/2026	SSB	-	(411)	(411)
USD	53,832	AUD	54,053	1/15/2026	SSB	-	(221)	(221)
USD	56,148	EUR	56,142	1/15/2026	SSB	6	-	6
USD	58,203	HKD	58,192	1/15/2026	SSB	11	-	11
USD	60,539	GBP	60,411	1/15/2026	SSB	128	-	128
USD	60,889	AUD	60,629	1/15/2026	SSB	260	-	260
USD	61,462	EUR	61,454	1/15/2026	SSB	8	-	8
USD	62,832	JPY	62,003	1/15/2026	SSB	829	-	829
GBP	87,638	USD	87,929	1/15/2026	SSB	-	(291)	(291)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	66,541	CAD	66,436	1/15/2026	SSB	$105	$-	$105
USD	66,596	JPY	66,770	1/15/2026	SSB	-	(174)	(174)
USD	68,476	AUD	68,854	1/15/2026	SSB	-	(378)	(378)
USD	71,752	CAD	71,898	1/15/2026	SSB	-	(146)	(146)
USD	81,804	HKD	81,791	1/15/2026	SSB	13	-	13
AUD	57,036	USD	56,822	1/15/2026	SSB	214	-	214
CAD	74,362	USD	74,253	1/15/2026	SSB	109	-	109
GBP	151,839	USD	150,763	1/15/2026	SSB	1,076	-	1,076
USD	114,317	EUR	113,845	1/15/2026	SSB	472	-	472
USD	114,669	EUR	114,920	1/15/2026	SSB	-	(251)	(251)
AUD	79,171	USD	79,449	1/15/2026	SSB	-	(278)	(278)
GBP	163,681	USD	162,514	1/15/2026	SSB	1,167	-	1,167
CAD	90,191	USD	90,567	1/15/2026	SSB	-	(376)	(376)
CAD	91,967	USD	91,550	1/15/2026	SSB	417	-	417
GBP	173,905	USD	173,288	1/15/2026	SSB	617	-	617
AUD	87,977	USD	87,987	1/15/2026	SSB	-	(10)	(10)
USD	132,711	EUR	133,013	1/15/2026	SSB	-	(302)	(302)
EUR	163,895	USD	164,590	1/15/2026	SSB	-	(695)	(695)
CAD	103,214	USD	102,702	1/15/2026	SSB	512	-	512
CAD	127,290	USD	127,569	1/15/2026	SSB	-	(279)	(279)
EUR	206,659	USD	207,419	1/15/2026	SSB	-	(760)	(760)
AUD	134,606	USD	135,096	1/15/2026	SSB	-	(490)	(490)
EUR	251,622	USD	250,933	1/15/2026	SSB	689	-	689
HKD	48,309	USD	48,339	1/15/2026	SSB	-	(30)	(30)
SEK	50,960	USD	50,789	1/15/2026	SSB	171	-	171
HKD	64,681	USD	64,728	1/15/2026	SSB	-	(47)	(47)
USD	556,769	EUR	557,354	1/15/2026	SSB	-	(585)	(585)
SEK	62,501	USD	62,654	1/15/2026	SSB	-	(153)	(153)
ZAR	42,053	USD	41,777	1/15/2026	SSB	276	-	276
USD	1,050,223	AUD	1,047,149	1/15/2026	SSB	3,074	-	3,074
USD	1,103,343	CAD	1,106,723	1/15/2026	SSB	-	(3,380)	(3,380)
USD	1,168,861	JPY	1,153,013	1/15/2026	SSB	15,848	-	15,848
USD	1,717,783	KRW	1,747,265	1/15/2026	SSB	-	(29,482)	(29,482)
USD	4,349,687	EUR	4,345,083	1/15/2026	SSB	4,604	-	4,604
JPY	48,468	USD	49,143	1/15/2026	SSB	-	(675)	(675)
JPY	60,537	USD	60,936	1/15/2026	SSB	-	(399)	(399)
USD	11,658,675	EUR	11,646,335	1/15/2026	SSB	12,340	-	12,340
USD	15,500,816	GBP	15,598,884	1/15/2026	SSB	-	(98,068)	(98,068)
JPY	187,800	USD	188,848	1/15/2026	SSB	-	(1,048)	(1,048)
JPY	199,746	USD	200,277	1/15/2026	SSB	-	(531)	(531)
JPY	211,640	USD	214,317	1/15/2026	SSB	-	(2,677)	(2,677)

						$43,465	$(142,295)	$(98,830)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2025

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
Euronext	European New Exchange Technology.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
NSE	National Stock Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:
BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
iTraxx	Credit Default Swap Index.
LIBOR	London International Offered Rate.
OAT	Obligations Assimilables du Tresor.
OTC	Over-the-Counter.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2025

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2025, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$-	$26,981,269	$-	$26,981,269
U.S. Treasury Obligations	-	39,974,042	-	39,974,042
Short-Term Investments	-	49,556,728	-	49,556,728

Total Investments in Securities - Assets	$-	$116,512,039	$-	$116,512,039

Financial Derivative Instruments - Assets
Futures Contracts	$1,055,850	$-	$-	$1,055,850
Swap Contract Agreements	-	279,930	-	279,930
Forward Foreign Currency Contracts	-	43,465	-	43,465

Total Financial Derivative Instruments - Assets	$1,055,850	$323,395	$-	$1,379,245

Financial Derivative Instruments - Liabilities
Futures Contracts	$(983,592)	$-	$-	$(983,592)
Swap Contract Agreements	-	(163,460)	-	(163,460)
Forward Foreign Currency Contracts	-	(142,295)	-	(142,295)

Total Financial Derivative Instruments - Liabilities	$(983,592)	$(305,755)	$-	$(1,289,347)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

December 31, 2025

	AHL Managed Futures Strategy Fund	AHL TargetRisk Fund
Assets:
Investments in unaffiliated securities, at fair value†	$1,224,779,423	$116,512,039
Foreign currency, at fair value (Note 1)^	366,756	1,457,226
Foreign currency deposits with brokers for futures contracts and swap agreements, at fair value¤	60,544,254	6,230,472
Cash	60,722,649	7,885,469
Cash collateral held at custodian for the benefit of the broker	52,030,000	3,250,000
Cash collateral held at broker	-	1,260,948
Dividends and interest receivable	-	314,660
Deposits with broker for futures contracts and swap agreements	50,766,883	2,957,358
Receivable for fund shares sold .	4,900,906	374,387
Receivable for expense reimbursement (Note 2)	61,380	-
Unrealized appreciation from forward foreign currency contracts .	32,455,519	43,465
Receivable for variation margin on open futures contracts (Note 5)	44,756,169	3,275
Receivable for variation margin on open centrally cleared swap agreements (Note 5)	-	4,250,523
Prepaid expenses .	48,980	36,241

Total assets	1,531,432,919	144,576,063

Liabilities:
Payable for investments purchased	-	6,791
Payable for fund shares redeemed	3,124,102	374,640
Payable for expense recoupment (Note 2)	-	16,039
Dividends payable	-	20,133
Management and sub-advisory fees payable (Note 2)	1,952,719	117,865
Service fees payable (Note 2)	43,085	6,172
Transfer agent fees payable (Note 2)	116,072	10,356
Custody and fund accounting fees payable .	1,967,319	82,515
Professional fees payable	152,013	78,594
Trustee fees payable (Note 2)	2,927	238
Payable for prospectus and shareholder reports	100,237	6,288
Unrealized depreciation from forward foreign currency contracts	21,622,343	142,295
OTC swap agreements, at fair value	-	163,502
Other liabilities	40,096	37,071

Total liabilities	29,120,913	1,062,499

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$1,502,312,006	$143,513,564

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

December 31, 2025

	AHL Managed Futures Strategy Fund	AHL TargetRisk Fund
Analysis of net assets:
Paid-in-capital	$1,810,093,461	$249,213,909
Total distributable earnings (deficits)	(307,781,455)	(105,700,345)

Net assets	$1,502,312,006	$143,513,564

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	29,636,649	2,328,402

Y Class	118,726,413	10,334,228

Investor Class	6,994,309	139,779

A Class	1,726,965	197,159

C Class	1,696,259	453,178

Net assets:
R5 Class .	$282,443,537	$24,879,915

Y Class	$1,123,435,274	$110,287,851

Investor Class	$65,188,954	$1,492,504

A Class	$16,154,113	$2,085,924

C Class	$15,090,128	$4,767,370

Net asset value, offering and redemption price per share:
R5 Class .	$9.53	$10.69

Y Class	$9.46	$10.67

Investor Class	$9.32	$10.68

A Class	$9.35	$10.58

A Class (offering price)	N/A	$11.23

C Class	$8.90	$10.52

† Cost of investments in unaffiliated securities	$1,224,454,175	$116,884,538
¤ Cost of foreign currency deposits with broker for futures contracts	$60,051,634	$7,242,868
^ Cost of foreign currency	$361,832	$1,454,258

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of OperationsA

For the year ended December 31, 2025

	AHL Managed Futures Strategy Fund	AHL TargetRisk Fund
Investment income:
Interest income (net of foreign taxes)†	$86,650,702	$8,877,147
Other income	-	46

Total investment income	86,650,702	8,877,193

Expenses:
Management and sub-advisory fees (Note 2)	30,490,990	2,075,846
Transfer agent fees (Note 2):
R5 Class	31,985	6,378
Y Class	1,826,209	180,450
Investor Class	4,832	1,469
A Class	1,557	118
C Class	1,012	251
Custody and fund accounting fees	8,223,836	305,578
Professional fees	413,960	125,150
Registration fees and expenses	148,817	90,560
Service fees (Note 2):
Investor Class	284,699	11,144
A Class .	37,587	4,582
C Class .	16,609	5,530
Distribution fees (Note 2):
A Class	73,045	5,445
C Class	205,061	56,291
Prospectus and shareholder report expenses	191,061	-
Trustee fees (Note 2)	243,902	24,546
Prime broker fees	196,107	-
Line of credit interest expense (Note 9)	25,938	2,599
Other expenses	297,040	115,439

Total expenses	42,714,247	3,011,376

Net fees waived and expenses (reimbursed) (Note 2)	(1,766,732)	(46,974)

Net expenses	40,947,515	2,964,402

Net investment income	45,703,187	5,912,791

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities	348,569	(1,557,427)
Commission recapture (Note 1)	814	285
Foreign currency transactions	2,856,071	(369,742)
Forward foreign currency contracts .	36,707,109	(965,484)
Futures contracts	(109,998,828)	(2,070,074)
Swap agreements	-	5,439,341
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securities	(582,611)	2,323,834
Foreign currency transactions	6,256,267	608,421
Forward foreign currency contracts .	(94,682,199)	(929,709)
Futures contracts	30,237,420	3,432,276
Swap agreements	-	(654,765)

Net gain (loss) from investments	(128,857,388)	5,256,956

Net increase (decrease) in net assets resulting from operations	$(83,154,201)	$11,169,747

† Foreign taxes	$-	$98

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Changes in Net AssetsA

	AHL Managed Futures Strategy Fund		AHL TargetRisk Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$45,703,187	$105,573,622	$5,912,791	$9,499,604
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(70,086,265)	(110,557,494)	476,899	24,426,618
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(58,771,123)	68,525,969	4,780,057	(15,888,074)

Net increase (decrease) in net assets resulting from operations	(83,154,201)	63,542,097	11,169,747	18,038,148

Distributions to shareholders:
Total retained earnings:
R5 Class	(24,108,522)	(3,156,272)	(2,112,012)	(1,257,168)
Y Class	(90,014,980)	(10,622,659)	(9,169,056)	(12,561,368)
Investor Class	(5,015,575)	(201,961)	(111,355)	(186,775)
A Class	(1,306,504)	(143,482)	(170,423)	(116,032)
C Class	(1,198,284)	-	(356,625)	(255,290)

Net distributions to shareholders	(121,643,865)	(14,124,374)	(11,919,471)	(14,376,633)

Capital share transactions (Note 10):
Proceeds from sales of shares	945,046,536	1,423,958,304	72,857,346	103,238,112
Reinvestment of dividends and distributions	99,397,432	12,503,770	11,472,188	14,081,085
Cost of shares redeemed	(2,410,262,148)	(1,553,452,340)	(217,784,682)	(117,236,170)

Net increase (decrease) in net assets from capital share transactions	(1,365,818,180)	(116,990,266)	(133,455,148)	83,027

Net increase (decrease) in net assets	(1,570,616,246)	(67,572,543)	(134,204,872)	3,744,542

Net assets:
Beginning of year	3,072,928,252	3,140,500,795	277,718,436	273,973,894

End of year	$1,502,312,006	$3,072,928,252	$143,513,564	$277,718,436

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of December 31, 2025, the Trust consists of twenty-six active series, two of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. This standard’s purpose is to enhance the transparency and usefulness of income tax disclosures and provide more information about an entity’s exposure to potential changes in tax laws. The ASU is effective for annual periods beginning after December 15, 2024. For the current year, Management has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the applicable Fund. All intercompany accounts and transactions have been eliminated in consolidation for the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the AHL Managed Futures Strategy Fund and AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and tax purposes.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2025	% of Total Assets of the Fund at December 31, 2025
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$231,855,074	15.14%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	31,552,545	21.82%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily, according to the following schedule:

AHL Managed Futures Strategy Fund

All Assets	0.35%

AHL TargetRisk Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with AHL Partners LLP (the “Sub-Advisor”), pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	1.00%

AHL TargetRisk Fund

First $500 million	0.55%
Next $500 million	0.50%
Next $500 million	0.45%
Over $1.5 billion	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2025 were as follows:

AHL Managed Futures Strategy Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$7,905,071
Sub-Advisory Fees	1.00%	22,585,919

Total	1.35%	$30,490,990

AHL TargetRisk Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$807,273
Sub-Advisory Fees	0.55%	1,268,573

Total	0.90%	$2,075,846

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended December 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$1,766,208
AHL TargetRisk	177,158

As of December 31, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$106,385
AHL TargetRisk	9,260

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate,

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2025, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the AHL TargetRisk Fund through April 30, 2026, and for the classes of the AHL Managed Futures Strategy Fund through August 24, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. For the year ended December 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	1/1/2025 – 8/24/2025	8/25/2025 – 12/31/2025	Reimbursed Expenses	(Recouped) Expenses
AHL Managed Futures Strategy	R5	N/A	1.53%	$371,122	$–	2028
AHL Managed Futures Strategy	Y	N/A	1.65%	1,294,497	–	2028
AHL Managed Futures Strategy	Investor	N/A	1.94%	58,845	(15,583)	2028
AHL Managed Futures Strategy	A	N/A	1.85%	39,998	–	2028
AHL Managed Futures Strategy	C	N/A	2.62%	18,091	(238)	2028
AHL TargetRisk	R5	1.04%	1.04%	41,951	–	2028
AHL TargetRisk	Y	N/A	N/A	–	–	2028
AHL TargetRisk	Investor	N/A	N/A	–	–	2028
AHL TargetRisk	A	1.44%	1.44%	5,023	(486)*	2028
AHL TargetRisk	C	N/A	N/A	–	–	2028

*	These amounts represent Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statements of Operations.

Of the above amounts, $61,380 was disclosed as Receivable for expense reimbursement in the Statements of Assets and Liabilities at December 31, 2025 for the AHL Managed Futures Strategy Fund and $16,039 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at December 31, 2025 for the AHL TargetRisk Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
AHL Managed Futures Strategy	$–	$15,728	$–	2026
AHL TargetRisk	–	–	40,259	2025
AHL TargetRisk	78	47,125	–	2026
AHL TargetRisk	408	18,350	–	2027

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended December 31, 2025, RID collected $196 and $794 for AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended December 31, 2025, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended December 31, 2025, CDSC fees of $2,117 and $76 were collected for the C Class Shares of AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Commodity Instruments

Exposure to physical commodities may subject the Funds to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of a Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of a Fund’s shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of a Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Fixed Income Investments

The Funds exposure to fixed-income instruments may include:

•

Emerging Markets Debt. The Funds may invest a significant portion of their assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices.

•

High-Yield Bonds. High-yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings and Fitch, Inc. rate them below Baa 3 and BBB-, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•

Inflation Index Linked Securities. Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation. In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

•

Investment Grade Securities. Investment grade securities that the Funds may purchase, either as part of its principal investment strategy or to implement a temporary defensive policy, include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by a rating organization rating that security (such as S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch, Inc.) or comparably rated by the sub-advisor if unrated by a rating organization. The Funds, at the discretion of the sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

•

Sovereign Debt. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities.

•	U.S. Government Securities. U.S. Government securities may include U.S. Treasury securities or debt obligations of U.S. Government-sponsored enterprises.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended December 31, 2025 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts and other investment companies of the Trust.

The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

During the year ended December 31, 2025, the AHL TargetRisk Fund and AHL Managed Futures Strategy Fund entered into forward foreign currency contracts primarily for investing and/or hedging foreign currency fluctuations.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended December 31, 2025
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$5,162,107,290	$5,462,539,222
AHL TargetRisk	11,934,228	44,849,089

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended December 31, 2025, the Funds entered into futures contracts primarily for investing and/or hedging purposes.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2025
AHL Managed Futures Strategy	86,921
AHL TargetRisk	2,586

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. A Fund may be required to pledge collateral to secure its obligations under a swap.

During the year ended December 31, 2025, the American Beacon: AHL TargetRisk Fund entered into credit default swaps primarily for return enhancement and hedging.

A Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each quarter end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Year Ended December 31, 2025
AHL TargetRisk	167,215,373

Total Return Swap Agreements

A Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset, which will subject the Fund to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, a Fund will receive a payment from or make a payment to the counterparty.

The Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each quarter end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Year Ended December 31, 2025
AHL TargetRisk	38,363,498

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

AHL Managed Futures Strategy Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$32,455,519	$–	$–	$–	$32,455,519
Receivable for variation margin from open futures contracts(2)	–	9,003,457	36,756,994	4,764,178	9,746,118	60,270,747

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(21,622,343)	$–	$–	$–	$(21,622,343)
Payable for variation margin from open futures contracts(2)	–	(801,188)	(9,465,601)	(3,321,261)	(2,061,171)	(15,649,221)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$36,707,109	$–	$–	$–	$36,707,109
Futures contracts	–	1,507,841	(46,649,260)	(115,796,910)	50,939,501	(109,998,828)

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(94,682,199)	$–	$–	$–	$(94,682,199)
Futures contracts	–	4,223,683	4,901,045	(7,788,295)	28,900,987	30,237,420

AHL TargetRisk Fund
Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$43,465	$–	$–	$–	$43,465
Receivable for variation margin from open futures contracts(2)	–	–	–	118,877	936,973	1,055,850
Unrealized appreciation from swap agreements	279,930	–	–	–	–	279,930

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(142,295)	$–	$–	$–	$(142,295)
Payable for variation margin from open futures contracts(2)	–	–	–	(614,382)	(369,210)	(983,592)
Unrealized appreciation from swap agreements	(1,657)				(161,803)	(163,460)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(965,484)	$–	$–	$–	$(965,484)
Futures contracts	–	–	–	(3,816,745)	1,746,671	(2,070,074)
Swap agreements	(848)	–	–	–	5,440,189	5,439,341

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(929,709)	$–	$–	$–	$(929,709)
Futures contracts	–	–	–	1,068,004	2,364,272	3,432,276
Swap agreements	105,428	–	–	–	(760,193)	(654,765)

(1) See Note 3 in the Consolidated Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments footnotes. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2025.

AHL Managed Futures Strategy

Offsetting of Financial and Derivative Assets as of December 31, 2025:
	Assets	Liabilities
Futures Contracts	$60,270,747	$15,649,221
Forward Foreign Currency Contracts	32,455,519	21,622,343

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$92,726,266	$37,271,564

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(60,270,747)	$(15,649,223)

Total derivative assets and liabilities subject to an MNA	$32,455,519	$21,622,343

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2025:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
BNP Paribas, N.A.	$2,020,826	$(144,164)	$-	$-	$1,876,662
Citibank, N.A.	7,625,311	(7,625,311)	-	-	-
HSBC Bank PLC	10,115,796	(10,115,796)	-	-	-
NatWest Markets PLC	12,683,260	(1,987,159)	-	-	10,696,101
State Street Bank & Trust Co.	10,326	(10,326)	-	-	-

Total	$32,455,519	$(19,882,756)	$-	$-	$12,572,763

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
BNP Paribas, N.A.	$144,164	$(144,164)	$-	$-	$-
Citibank, N.A.	8,320,670	(7,625,311)	-	(695,359)	-
HSBC Bank PLC	10,893,336	(10,115,796)	-	(777,540)	-
NatWest Markets PLC	1,987,159	(1,987,159)	-	-	-
State Street Bank & Trust Co.	277,014	(10,326)	-	(266,688)	-

Total	$21,622,343	$(19,882,756)	$-	$(1,739,587)	$-

AHL TargetRisk Fund

Offsetting of Financial and Derivative Assets as of December 31, 2025:
	Assets	Liabilities
Futures Contracts(1)(2)	$1,055,850	$983,592
Swap Agreement - Centrally cleared(2)	279,930	1,657
Swap Agreement - OTC	-	161,803
Forward Foreign Currency Contracts	43,465	142,295

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,379,245	$1,289,347

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(1,335,780)	$(985,249)

Total derivative assets and liabilities subject to an MNA	$43,465	$304,098

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2025:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
State Street Bank & Trust Co.	$43,465	$(43,465)	$-	$-	$-

Total	$43,465	$(43,465)	$-	$-	$-

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
JPMorgan Chase Bank, N.A.	$161,803	$-	$-	$(161,803)	$-
State Street Bank & Trust Co.	142,295	(43,465)	-	$(98,830)	-

Total	$304,098	$(43,465)	$-	$(260,633)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Commodities Risk

The Funds’ investments in commodity-linked derivative instruments may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Funds and the Subsidiaries each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Funds and the Subsidiaries may be more susceptible to risks associated with those sectors. The Funds’ investments in commodity-related instruments may lead to losses in excess of the Funds’ investment in such products. Such losses can significantly and adversely affect the NAV of the Funds and, consequently, a shareholder’s interest in the Funds.

Counterparty Risk

There are two separate categories of counterparty risk that arise out of a Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between a Fund’s and the FCM. As for the first category of risk, entering into derivatives in the OTC market involves counterparty risk, which is the risk that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations or experience financial difficulties, which may include filing for bankruptcy. Therefore, to the extent that the Fund engages in trading in OTC markets, a Fund’s could be exposed to greater risk of loss through default than if it confined its trading to transactions that are centrally cleared. The second category of risk exists at and from the time that a Fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a Fund’s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruptions, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a Fund.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Derivatives may at times be illiquid, and a Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil.

Derivatives may also be more volatile than other types of investments. A Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue their investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose its entire investment.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

Leverage Risk

Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Fund because a Fund may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of a Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of a Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, a Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the costs that a Fund pays to engage in these practices are additional costs borne by a Fund and could reduce or eliminate any net investment profits.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law requires that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently relied LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Market Timing Risk

The Funds are subject to the risk of market timing activities by investors due to the Funds’ investments in high yield, and foreign securities, or its exposure to foreign securities through the derivatives it holds. If the Funds trade foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Funds’ calculation of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. Frequent trading by Funds shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds. The sub-advisor will continue to test, evaluate and add new Models, which may lead to the Models being modified from time to time. Any modification of the Models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification to the Models or strategies on a Fund’s performance.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Quantitative Strategy Risk

The success of the Fund’s investment strategy may depend in part on the effectiveness of the sub-advisor’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses. The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly fora Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to a Fund.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Short Position Risk

The Funds’ losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Funds are required to purchase may have appreciated. Because the Funds may invest the proceeds of a short sale, another effect of short selling on the Funds is similar to the effect of leverage, in that it amplifies changes in the Funds’ net asset value since it increases the exposure of the Funds to the market.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Subsidiaries Risk

There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the Act, and are not subject to all the investor protections of the Act. However, each Fund wholly owns and controls its respective Subsidiary, and each Fund and its respective Subsidiary are both managed by the Manager and the sub-advisor pursuant to separate agreements, making it unlikely that a Subsidiary will take action contrary to the interests of its respective Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including its investment in the Subsidiaries, and each

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Fund’s role as sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or Subsidiaries to operate as described in the Prospectus and could negatively affect the Funds and their respective shareholders. For example, the Cayman Islands government has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Rulemaking by the CFTC or other regulatory initiatives may affect the Funds’ ability to use its respective Subsidiary to pursue its investment strategies.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Swaptions Risk

Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Sub-Advisor fails to exercise such option at or prior to its expiration. As the swaption contracts held by the Fund near expiration, the Fund may replace them with other swaption contracts that have a later expiration date. That process is called “rolling,” and the Fund may incur costs to “roll” swaption contracts.

Tax Risk

To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Funds must, among other requirements, derive at least 90% of their gross income for each taxable year from “qualifying income.” Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy and AHL TargetRisk Funds invest is not considered qualifying income. These Funds will therefore restrict their income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of their gross income for each taxable year. Each of these Fund’s investment in its Subsidiary is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (“IRS”) issued a large number of private letter rulings (“PLRs”) (which the Funds may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a “controlled foreign corporation” or “CFC”) (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. The federal income tax treatment of a Fund’s commodity-linked investments and income from its Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of a Fund’s taxable income and/or net capital gains and, therefore, the distributions the Funds make.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time. Market interest rate changes may also cause the Funds’ NAV per share to experience volatility. This is because the value of an obligation asset in the Funds is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. If market interest rates change, an obligation’s value could be affected to the extent the interest rate paid on that obligation does not reset at the same time.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

The tax character of distributions paid were as follows:

	AHL Managed Futures Strategy		AHL TargetRisk
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$24,108,522	$3,156,272	$2,112,012	$1,257,168
Y Class	90,014,980	10,622,659	9,169,056	12,561,368
Investor Class	5,015,575	201,961	111,355	186,775
A Class	1,306,504	143,482	170,423	116,032
C Class	1,198,284	-	356,625	255,290
Long-term capital gains
R5 Class	-	-	-	-
Y Class	-	-	-	-
Investor Class	-	-	-	-
A Class	-	-	-	-
C Class	-	-	-	-

Total distributions paid	$121,643,865	$14,124,374	$11,919,471	$14,376,633

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$1,267,103,875	$24,615,970	$(7,914)	$24,608,056
AHL TargetRisk	123,749,215	253,160	(4,119,723)	(3,866,563)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
AHL Managed Futures Strategy	$24,608,056	$-	$–	$(340,916,327)	$8,526,816	$(307,781,455)
AHL TargetRisk	(3,866,563)	4,725,301	–	(109,931,261)	3,372,178	(105,700,345)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the tax deferral of losses related to straddles, capital loss carryforwards, and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from unused net-operating losses and reclassification of income from an investment subsidiary as of December 31, 2025:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
AHL Managed Futures Strategy	$(50,477,025)	$50,477,025
AHL TargetRisk	366,034	(366,034)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

As of December 31, 2025, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
AHL Managed Futures Strategy	$146,110,662	$194,805,665
AHL TargetRisk	54,713,804	55,217,457

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
AHL Managed Futures Strategy	$–	$–	$–	$–
AHL TargetRisk	81,212,240	102,209,234	83,157,812	101,031,862

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2025, the Funds did not utilize these facilities.

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	13,850,533	$131,658,171	30,956,164	$315,983,783
Reinvestment of dividends	709,654	6,770,098	191,442	1,918,256
Shares redeemed	(41,859,922)	(382,343,289)	(48,402,121)	(490,116,505)

Net (decrease) in shares outstanding	(27,299,735)	$(243,915,020)	(17,254,515)	$(172,214,466)

	Y Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	75,397,813	$707,954,104	101,908,099	$1,030,105,840
Reinvestment of dividends	9,005,049	85,277,810	1,028,452	10,243,379
Shares redeemed	(197,410,647)	(1,840,331,399)	(98,532,899)	(1,000,140,053)

Net increase (decrease) in shares outstanding	(113,007,785)	$(1,047,099,485)	4,403,652	$40,209,166

	Investor Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	9,705,673	$90,501,515	4,479,467	$44,266,550
Reinvestment of dividends	535,029	4,991,825	20,426	200,580
Shares redeemed	(10,175,333)	(92,442,458)	(2,167,916)	(21,728,899)

Net increase in shares outstanding	65,369	$3,050,882	2,331,977	$22,738,231

	A Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	1,487,746	$13,843,212	2,834,748	$28,451,645
Reinvestment of dividends	129,582	1,212,891	14,385	141,555
Shares redeemed	(8,824,955)	(83,374,574)	(3,088,156)	(30,864,245)

Net (decrease) in shares outstanding	(7,207,627)	$(68,318,471)	(239,023)	$(2,271,045)

	C Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	121,719	$1,089,534	536,833	$5,150,486
Reinvestment of dividends	128,485	1,144,808	–	–
Shares redeemed	(1,333,017)	(11,770,428)	(1,113,186)	(10,602,638)

Net (decrease) in shares outstanding	(1,082,813)	$(9,536,086)	(576,353)	$(5,452,152)

	R5 Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	1,144,253	$12,463,380	571,619	$6,429,044
Reinvestment of dividends	165,279	1,760,453	95,172	1,019,297
Shares redeemed	(1,189,131)	(12,893,483)	(814,051)	(9,031,766)

Net increase (decrease) in shares outstanding	120,401	$1,330,350	(147,260)	$(1,583,425)

American Beacon FundsSM

Consolidated Notes to Financial Statements

December 31, 2025

	Y Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	5,279,027	$56,582,583	8,116,151	$91,393,875
Reinvestment of dividends	852,986	9,076,990	1,167,689	12,505,945
Shares redeemed	(18,225,555)	(195,531,422)	(8,682,913)	(96,236,786)

Net increase (decrease) in shares outstanding	(12,093,542)	$(129,871,849)	600,927	$7,663,034

	Investor Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	218,791	$2,363,713	348,648	$3,906,249
Reinvestment of dividends	10,320	109,923	17,356	185,540
Shares redeemed	(467,631)	(4,977,957)	(674,841)	(7,359,776)

Net (decrease) in shares outstanding	(238,520)	$(2,504,321)	(308,837)	$(3,267,987)

	A Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	121,681	$1,290,832	94,543	$1,047,128
Reinvestment of dividends	15,970	168,512	10,825	115,178
Shares redeemed	(181,641)	(1,953,020)	(126,312)	(1,377,686)

Net (decrease) in shares outstanding	(43,990)	$(493,676)	(20,944)	$(215,380)

	C Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	14,328	$156,838	44,067	$461,816
Reinvestment of dividends	33,961	356,310	24,137	255,125
Shares redeemed	(228,160)	(2,428,800)	(296,272)	(3,230,156)

Net (decrease) in shares outstanding	(179,871)	$(1,915,652)	(228,068)	$(2,513,215)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended December 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$10.06		$9.91	$10.42	$10.49	$10.72

Income (loss) from investment operations:
Net investment income (loss)	0.20	A	0.12	0.43	0.41	(0.18)
Net gains (losses) on investments (both realized and unrealized)	0.06		0.09	(0.83)	1.36	0.74

Total income (loss) from investment operations	0.26		0.21	(0.40)	1.77	0.56

Less distributions:
Dividends from net investment income	(0.79)		(0.06)	(0.11)	(0.52)	(0.47)
Distributions from net realized gains	–		–	–	(1.32)	(0.32)

Total distributions	(0.79)		(0.06)	(0.11)	(1.84)	(0.79)

Net asset value, end of period	$9.53		$10.06	$9.91	$10.42	$10.49

Total returnB	2.54%		2.07%	(3.85)%	16.93%	5.12%

Ratios and supplemental data:
Net assets, end of period	$282,443,537		$572,740,617	$735,326,328	$693,916,735	$473,334,156
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.79%		1.53%	1.51%	1.49%	1.55%
Expenses, net of reimbursements and/or recoupments	1.69	%C	1.53%	1.51%	1.48%	1.54%
Net investment income (loss), before expense reimbursements and/or recoupments	2.04%		3.30%	3.15%	0.08%	(1.58)%
Net investment income (loss), net of reimbursements and/or recoupments	2.14%		3.30%	3.15%	0.09%	(1.57)%
Portfolio turnover rateD	–%		–%	–%	–%	–%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2025		2024	2023	2022		2021

Net asset value, beginning of period	$10.00		$9.85	$10.36	$10.43		$10.67

Income (loss) from investment operations:
Net investment income (loss)	0.19	A	0.35	0.23	0.40		(0.17)
Net gains (losses) on investments (both realized and unrealized)	0.05		(0.15)	(0.64)	1.36		0.72

Total income (loss) from investment operations	0.24		0.20	(0.41)	1.76		0.55

Less distributions:
Dividends from net investment income	(0.78)		(0.05)	(0.10)	(0.51)		(0.47)
Distributions from net realized gains	–		–	–	(1.32)		(0.32)

Total distributions	(0.78)		(0.05)	(0.10)	(1.83)		(0.79)

Net asset value, end of period	$9.46		$10.00	$9.85	$10.36		$10.43

Total returnB	2.42%		1.99%	(3.99)%	16.95%		5.04%

Ratios and supplemental data:
Net assets, end of period	$1,123,435,274		$2,317,399,884	$2,239,856,084	$2,650,349,111		$1,608,801,856
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.89%		1.63%	1.60%	1.56%		1.54%
Expenses, net of reimbursements and/or recoupments	1.81	%C	1.63%	1.60%	1.55%		1.53%
Net investment income (loss), before expense reimbursements and/or recoupments	1.95%		3.17%	3.03%	0.00	%D	(1.48)%
Net investment income (loss), net of reimbursements and/or recoupments	2.03%		3.17%	3.03%	0.01%		(1.47)%
Portfolio turnover rateE	–%		–%	–%	–%		–%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
D	Amount rounds to less than 0.005%.
E

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$9.86		$9.72	$10.21	$10.32	$10.56

Income (loss) from investment operations:
Net investment income (loss)	0.16	A	0.65	0.27	(0.02)	(0.17)
Net gains (losses) on investments (both realized and unrealized)	0.05		(0.48)	(0.70)	1.72	0.67

Total income (loss) from investment operations	0.21		0.17	(0.43)	1.70	0.50

Less distributions:
Dividends from net investment income	(0.75)		(0.03)	(0.06)	(0.49)	(0.42)
Distributions from net realized gains	–		–	–	(1.32)	(0.32)

Total distributions	(0.75)		(0.03)	(0.06)	(1.81)	(0.74)

Net asset value, end of period	$9.32		$9.86	$9.72	$10.21	$10.32

Total returnB	2.15%		1.74%	(4.20)%	16.47%	4.69%

Ratios and supplemental data:
Net assets, end of period	$65,188,954		$68,313,579	$44,699,687	$66,007,099	$37,408,089
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.15%		1.91%	1.86%	1.84%	1.93%
Expenses, net of reimbursements and/or recoupments	2.10	%C	1.91%	1.86%	1.83%	1.92%
Net investment income (loss), before expense reimbursements and/or recoupments	1.68%		2.87%	2.74%	(0.20)%	(2.84)%
Net investment income (loss), net of reimbursements and/or recoupments	1.73%		2.87%	2.74%	(0.19)%	(2.83)%
Portfolio turnover rateD	–%		–%	–%	–%	–%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$9.88		$9.73	$10.19	$10.32	$10.56

Income (loss) from investment operations:
Net investment income (loss)	0.17	A	0.29	0.27	1.04	(0.16)
Net gains (losses) on investments (both realized and unrealized)	0.04		(0.12)	(0.70)	0.66	0.68

Total income (loss) from investment operations	0.21		0.17	(0.43)	1.70	0.52

Less distributions:
Dividends from net investment income	(0.74)		(0.02)	(0.03)	(0.51)	(0.44)
Distributions from net realized gains	–		–	–	(1.32)	(0.32)

Total distributions	(0.74)		(0.02)	(0.03)	(1.83)	(0.76)

Net asset value, end of period	$9.35		$9.88	$9.73	$10.19	$10.32

Total returnB	2.07%		1.71%	(4.21)%	16.53%	4.88%

Ratios and supplemental data:
Net assets, end of period	$16,154,113		$88,263,305	$89,278,134	$195,971,375	$9,680,124
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.16%		1.92%	1.89%	1.80%	1.82%
Expenses, net of reimbursements and/or recoupments	2.03	%C	1.92%	1.89%	1.79%	1.81%
Net investment income (loss), before expense reimbursements and/or recoupments	1.68%		2.89%	2.70%	0.45%	(1.44)%
Net investment income (loss), net of reimbursements and/or recoupments	1.81%		2.89%	2.70%	0.46%	(1.43)%
Portfolio turnover rateD	–%		–%	–%	–%	–%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$9.43		$9.34	$9.81	$10.00	$10.27

Income (loss) from investment operations:
Net investment income (loss)	0.09	A	0.10	0.16	(0.09)	(0.33)
Net gains (losses) on investments (both realized and unrealized)	0.05		(0.01)	(0.63)	1.66	0.75

Total income (loss) from investment operations	0.14		0.09	(0.47)	1.57	0.42

Less distributions:
Dividends from net investment income	(0.67)		–	–	(0.44)	(0.37)
Distributions from net realized gains	–		–	–	(1.32)	(0.32)

Total distributions	(0.67)		–	–	(1.76)	(0.69)

Net asset value, end of period	$8.90		$9.43	$9.34	$9.81	$10.00

Total returnB	1.51%		0.96%	(4.79)%	15.71%	4.01%

Ratios and supplemental data:
Net assets, end of period	$15,090,128		$26,210,867	$31,340,562	$34,906,077	$15,052,491
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.87%		2.59%	2.55%	2.53%	2.55%
Expenses, net of reimbursements and/or recoupments	2.78	%C	2.59%	2.55%	2.52%	2.54%
Net investment income (loss), before expense reimbursements and/or recoupments	0.95%		2.22%	2.09%	(0.82)%	(3.06)%
Net investment income (loss), net of reimbursements and/or recoupments	1.04%		2.22%	2.09%	(0.81)%	(3.05)%
Portfolio turnover rateD	–%		–%	–%	–%	–%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended December 31,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$10.73		$10.55	$9.64		$12.17		$12.75

Income (loss) from investment operations:
Net investment income	0.30	A	0.12	0.33	A	0.13	A	0.21
Net gains (losses) on investments (both realized and unrealized)	0.61		0.63	1.01		(2.12)		1.53

Total income (loss) from investment operations	0.91		0.75	1.34		(1.99)		1.74

Less distributions:
Dividends from net investment income	(0.95)		(0.57)	(0.43)		(0.36)		(0.97)
Distributions from net realized gains	–		–	–		(0.18)		(1.35)

Total distributions	(0.95)		(0.57)	(0.43)		(0.54)		(2.32)

Net asset value, end of period	$10.69		$10.73	$10.55		$9.64		$12.17

Total returnB	8.54%		7.13%	13.92%		(16.42)%		13.69%

Ratios and supplemental data:
Net assets, end of period	$24,879,915		$23,702,057	$24,839,297		$69,246,839		$116,339,052
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21%		1.11%	1.12%		1.08%		1.05%
Expenses, net of reimbursements and/or recoupments	1.05	%C	1.04%	1.05	%D	1.05	%D	1.04%
Net investment income, before expense reimbursements and/or recoupments	2.62%		3.33%	3.21%		1.14%		0.62%
Net investment income, net of reimbursements and/or recoupments	2.78%		3.40%	3.28%		1.17%		0.63%
Portfolio turnover rate	313%		138%	135%		277%		195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.04%, for the period ended December 31, 2025.
D

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.04% and 1.04% for the year ended December 31, 2023 and year ended December 31, 2022, respectively.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$10.73		$10.55	$9.64		$12.16		$12.74

Income (loss) from investment operations:
Net investment income	0.28	A	0.43	0.33	A	0.11	A	0.28
Net gains (losses) on investments (both realized and unrealized)	0.59		0.31	0.99		(2.11)		1.46

Total income (loss) from investment operations	0.87		0.74	1.32		(2.00)		1.74

Less distributions:
Dividends from net investment income	(0.93)		(0.56)	(0.41)		(0.34)		(0.97)
Distributions from net realized gains	–		–	–		(0.18)		(1.35)

Total distributions	(0.93)		(0.56)	(0.41)		(0.52)		(2.32)

Net asset value, end of period	$10.67		$10.73	$10.55		$9.64		$12.16

Total returnB	8.18%		7.00%	13.77%		(16.45)%		13.66%

Ratios and supplemental data:
Net assets, end of period	$110,287,851		$240,697,355	$230,217,307		$340,103,816		$756,225,072
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.28%		1.19%	1.17%		1.11%		1.07%
Expenses, net of reimbursements and/or recoupments	1.28%		1.19%	1.16%		1.10%		1.07%
Net investment income, before expense reimbursements and/or recoupments	2.57%		3.26%	3.25%		1.03%		0.58%
Net investment income, net of reimbursements and/or recoupments	2.57%		3.26%	3.26%		1.04%		0.58%
Portfolio turnover rate	313%		138%	135%		277%		195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2025		2024		2023		2022		2021

Net asset value, beginning of period	$10.71		$10.52		$9.61		$12.11		$12.70

Income (loss) from investment operations:
Net investment income	0.24	A	0.32	A	0.30	A	0.09	A	0.21
Net gains (losses) on investments (both realized and unrealized)	0.58		0.38		0.99		(2.10)		1.47

Total income (loss) from investment operations	0.82		0.70		1.29		(2.01)		1.68

Less distributions:
Dividends from net investment income	(0.85)		(0.51)		(0.38)		(0.31)		(0.92)
Distributions from net realized gains	–		–		–		(0.18)		(1.35)

Total distributions	(0.85)		(0.51)		(0.38)		(0.49)		(2.27)

Net asset value, end of period	$10.68		$10.71		$10.52		$9.61		$12.11

Total returnB	7.73%		6.71%		13.48%		(16.65)%		13.24%

Ratios and supplemental data:
Net assets, end of period	$1,492,504		$4,050,432		$7,227,795		$11,271,945		$18,344,072
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.62%		1.53%		1.41%		1.41%		1.42%
Expenses, net of reimbursements and/or recoupments	1.62%		1.53%		1.41%		1.41%		1.42%
Net investment income, before expense reimbursements and/or recoupments	2.25%		2.88%		2.96%		0.80%		0.29%
Net investment income, net of reimbursements and/or recoupments	2.25%		2.88%		2.96%		0.80%		0.29%
Portfolio turnover rate	313%		138%		135%		277%		195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2025		2024		2023		2022		2021

Net asset value, beginning of period	$10.65		$10.48		$9.58		$12.08		$12.68

Income (loss) from investment operations:
Net investment income	0.25	A	0.19		0.29	A	0.10	A	0.25
Net gains (losses) on investments (both realized and unrealized)	0.60		0.50		0.98		(2.10)		1.45

Total income (loss) from investment operations	0.85		0.69		1.27		(2.00)		1.70

Less distributions:
Dividends from net investment income	(0.92)		(0.52)		(0.37)		(0.32)		(0.95)
Distributions from net realized gains	–		–		–		(0.18)		(1.35)

Total distributions	(0.92)		(0.52)		(0.37)		(0.50)		(2.30)

Net asset value, end of period	$10.58		$10.65		$10.48		$9.58		$12.08

Total returnB	8.04%		6.63%		13.25%		(16.56)%		13.38%

Ratios and supplemental data:
Net assets, end of period	$2,085,924		$2,568,834		$2,745,472		$3,656,374		$5,381,597
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.68%		1.61%		1.58%		1.33%		1.30%
Expenses, net of reimbursements and/or recoupments	1.45	%C	1.51	%D	1.57%		1.32%		1.30%
Net investment income, before expense reimbursements and/or recoupments	2.13%		2.82%		2.84%		0.89%		1.06%
Net investment income, net of reimbursements and/or recoupments	2.36%		2.92%		2.85%		0.90%		1.06%
Portfolio turnover rate	313%		138%		135%		277%		195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.44%, for the period ended December 31, 2025.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2024.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$10.58	$10.39	$9.49	$11.92	$12.55

Income (loss) from investment operations:
Net investment income (loss)A	0.16	0.25	0.23	0.01	(0.02)
Net gains (losses) on investments (both realized and unrealized)	0.59	0.36	0.96	(2.06)	1.59

Total income (loss) from investment operations	0.75	0.61	1.19	(2.05)	1.57

Less distributions:
Dividends from net investment income	(0.81)	(0.42)	(0.29)	(0.20)	(0.85)
Distributions from net realized gains	–	–	–	(0.18)	(1.35)

Total distributions	(0.81)	(0.42)	(0.29)	(0.38)	(2.20)

Net asset value, end of period	$10.52	$10.58	$10.39	$9.49	$11.92

Total returnB	7.13%	5.91%	12.59%	(17.19)%	12.51%

Ratios and supplemental data:
Net assets, end of period	$4,767,370	$6,699,758	$8,944,023	$11,650,636	$20,623,659
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.29%	2.19%	2.15%	2.10%	2.06%
Expenses, net of reimbursements and/or recoupments	2.29%	2.19%	2.14%	2.09%	2.06%
Net investment income (loss), before expense reimbursements and/or recoupments	1.54%	2.28%	2.26%	0.09%	(0.15)%
Net investment income (loss), net of reimbursements and/or recoupments	1.54%	2.28%	2.27%	0.10%	(0.15)%
Portfolio turnover rate	313%	138%	135%	277%	195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

December 31, 2025 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund for the period from January 1, 2025 to December 31, 2025, is accurate and complete.

Melinda G. Heika

Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the

American Beacon AHL Managed Futures Strategy Fund and

American Beacon AHL TargetRisk Fund

American Beacon FundsSM

Federal Tax Information

December 31, 2025 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

AHL Managed Futures Strategy	N/A
AHL TargetRisk	N/A

Qualified Dividend Income:

AHL Managed Futures Strategy	N/A
AHL TargetRisk	N/A

Long-Term Capital Gain Distributions:

AHL Managed Futures Strategy	N/A
AHL TargetRisk	N/A

Short-Term Capital Gain Distributions:

AHL Managed Futures Strategy	N/A
AHL TargetRisk	N/A

Shareholders received notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon Man Large Cap Growth Fund, American Beacon Man Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund are service marks of American Beacon Advisors, Inc.

AR 12/25

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	December 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the four years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2026

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 98.2%

Communication Services - 15.7%

Entertainment - 2.1%
Netflix, Inc.A	28,240	$2,647,783
Roku, Inc.A	13,600	1,475,464

		4,123,247

Interactive Media & Services - 13.6%
Alphabet, Inc., Class A	56,300	17,621,900
Meta Platforms, Inc., Class A	11,690	7,716,452
Pinterest, Inc., Class AA	62,200	1,610,358

		26,948,710

Total Communication Services		31,071,957

Consumer Discretionary - 6.8%

Broadline Retail - 4.2%
Amazon.com, Inc.A	36,000	8,309,520

Hotels, Restaurants & Leisure - 2.6%
Booking Holdings, Inc.	972	5,205,381

Total Consumer Discretionary		13,514,901

Consumer Staples - 1.3%

Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	2,980	2,569,773

Financials - 6.0%

Financial Services - 4.9%
Mastercard, Inc., Class A	13,920	7,946,650
Visa, Inc., Class A	4,890	1,714,972

		9,661,622

Insurance - 1.1%
Aon PLC, Class A	2,140	755,163
Arch Capital Group Ltd.A	15,600	1,496,352

		2,251,515

Total Financials		11,913,137

Health Care - 10.6%

Biotechnology - 4.3%
AbbVie, Inc.	17,900	4,089,971
Exelixis, Inc.A	26,700	1,170,261
Incyte Corp.A	21,300	2,103,801
Regeneron Pharmaceuticals, Inc.	1,420	1,096,055

		8,460,088

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	6,100	1,253,550
Chemed Corp.	510	218,209
McKesson Corp.	4,610	3,781,537

		5,253,296

Health Care Technology - 1.5%
Veeva Systems, Inc., Class AA	13,700	3,058,251

Pharmaceuticals - 2.2%
Merck & Co., Inc.	30,500	3,210,430

See accompanying notes

2

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 98.2% (continued)

Health Care - 10.6% (continued)

Pharmaceuticals - 2.2% (continued)
Zoetis, Inc.	8,400	$1,056,888

		4,267,318

Total Health Care		21,038,953

Industrials - 3.7%

Building Products - 1.1%
Trane Technologies PLC	5,590	2,175,628

Construction & Engineering - 1.0%
EMCOR Group, Inc.	3,210	1,963,846

Ground Transportation - 1.6%
Lyft, Inc., Class AA	25,700	497,809
Uber Technologies, Inc.A	31,900	2,606,549

		3,104,358

Total Industrials		7,243,832

Information Technology - 53.2%

Communications Equipment - 1.8%
Arista Networks, Inc.A	26,840	3,516,845

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	13,600	1,837,904

IT Services - 2.9%
GoDaddy, Inc., Class AA	10,800	1,340,064
MongoDB, Inc.A	2,290	961,090
Okta, Inc.A	18,900	1,634,283
Twilio, Inc., Class AA	12,900	1,834,896

		5,770,333

Semiconductors & Semiconductor Equipment - 20.6%
Advanced Micro Devices, Inc.A	24,900	5,332,584
Applied Materials, Inc.	19,100	4,908,509
Astera Labs, Inc.A	6,800	1,131,248
Broadcom, Inc.	11,690	4,045,909
Lam Research Corp.	20,300	3,474,954
Marvell Technology, Inc.	31,000	2,634,380
NVIDIA Corp.	63,300	11,805,450
Onto Innovation, Inc.A	10,700	1,689,102
QUALCOMM, Inc.	18,600	3,181,530
Teradyne, Inc.	12,900	2,496,924

		40,700,590

Software - 20.0%
Adobe, Inc.A	9,200	3,219,908
Atlassian Corp., Class AA	11,500	1,864,610
Autodesk, Inc.A	4,600	1,361,646
Cadence Design Systems, Inc.A	7,380	2,306,841
Datadog, Inc., Class AA	11,700	1,591,083
Dynatrace, Inc.A	35,500	1,538,570
Elastic NVA	5,700	430,008
Fortinet, Inc.A	55,600	4,415,196
HubSpot, Inc.A	4,600	1,845,980

See accompanying notes

3

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 98.2% (continued)

Information Technology - 53.2% (continued)

Software - 20.0% (continued)
Intuit, Inc.	4,670	$3,093,501
Manhattan Associates, Inc.A	6,000	1,039,860
Microsoft Corp.	19,420	9,391,900
Salesforce, Inc.	11,490	3,043,816
ServiceNow, Inc.A	15,285	2,341,509
Workday, Inc., Class AA	9,000	1,933,020

		39,417,448

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	35,310	9,599,377
NetApp, Inc.	20,200	2,163,218
Pure Storage, Inc., Class AA	31,100	2,084,011

		13,846,606

Total Information Technology		105,089,726

Utilities - 0.9%

Independent Power & Renewable Electricity Producers - 0.9%
Vistra Corp.	10,900	1,758,497

Total Common Stocks (Cost $125,902,884)		194,200,776

RIGHTS - 0.0% (Cost $4,590)

Health Care - 0.0%
ABIOMED, Inc. A B C	4,500	0

SHORT-TERM INVESTMENTS - 1.8% (Cost $3,620,646)

Investment Companies - 1.8%
American Beacon U.S. Government Money Market Select Fund, 3.64%D E	3,620,646	3,620,646

TOTAL INVESTMENTS - 100.0% (Cost $129,528,120)		197,821,422
LIABILITIES, NET OF OTHER ASSETS - (0.0%)		(69,543)

TOTAL NET ASSETS - 100.0%		$197,751,879

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

C Value was determined using significant unobservable inputs.

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on December 31, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	11	March 2026	$3,798,631	$3,790,875	$(7,756)

			$3,798,631	$3,790,875	$(7,756)

See accompanying notes

4

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

December 31, 2025

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2025, the investments were classified as described below:

Man Large Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$194,200,776	$–	$–		$194,200,776
Rights	–	–	0	(1)	0 (1)
Short-Term Investments	3,620,646	–	–		3,620,646

Total Investments in Securities - Assets	$197,821,422	$–	$0	(1)	$197,821,422

Financial Derivative Instruments - Liabilities
Futures Contracts	$(7,756)	$–	$–		$(7,756)

Total Financial Derivative Instruments - Liabilities	$(7,756)	$–	$–		$(7,756)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2025, there were no material transfers into or out of Level 3.

See accompanying notes

5

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 97.4%

Communication Services - 7.8%

Entertainment - 1.0%
Walt Disney Co.	19,800	$2,252,646

Interactive Media & Services - 4.6%
Alphabet, Inc., Class A	23,800	7,449,400
Match Group, Inc.	34,700	1,120,463
Meta Platforms, Inc., Class A	3,280	2,165,095

		10,734,958

Media - 2.2%
Comcast Corp., Class A	38,800	1,159,732
Fox Corp., Class B	36,200	2,350,466
New York Times Co., Class A	22,800	1,582,776

		5,092,974

Total Communication Services		18,080,578

Consumer Discretionary - 4.5%

Automobile Components - 1.6%
BorgWarner, Inc.	51,100	2,302,566
Lear Corp.	12,500	1,432,500

		3,735,066

Broadline Retail - 2.0%
eBay, Inc.	54,100	4,712,110

Diversified Consumer Services - 0.6%
ADT, Inc.	93,000	750,510
Grand Canyon Education, Inc.A	3,300	548,823

		1,299,333

Hotels, Restaurants & Leisure - 0.3%
Booking Holdings, Inc.	136	728,325

Total Consumer Discretionary		10,474,834

Consumer Staples - 0.9%

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	3,300	505,890

Food Products - 0.7%
Ingredion, Inc.	13,000	1,433,380

Total Consumer Staples		1,939,270

Energy - 0.4%

Energy Equipment & Services - 0.4%
SLB Ltd.	26,100	1,001,718

Financials - 26.1%

Banks - 3.5%
Citigroup, Inc.	27,400	3,197,306
Citizens Financial Group, Inc.	84,100	4,912,281

		8,109,587

Capital Markets - 2.7%
Charles Schwab Corp.	27,400	2,737,534

See accompanying notes

6

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 97.4% (continued)

Financials - 26.1% (continued)

Capital Markets - 2.7% (continued)
Northern Trust Corp.	17,600	$2,403,984
SEI Investments Co.	14,500	1,189,290

		6,330,808

Consumer Finance - 4.6%
Ally Financial, Inc.	94,300	4,270,847
Capital One Financial Corp.	26,000	6,301,360

		10,572,207

Financial Services - 2.7%
Berkshire Hathaway, Inc., Class BA	5,390	2,709,284
PayPal Holdings, Inc.	34,100	1,990,758
Voya Financial, Inc.	19,100	1,422,759

		6,122,801

Insurance - 12.6%
Allstate Corp.	15,790	3,286,688
American Financial Group, Inc.	9,500	1,298,460
American International Group, Inc.	5,200	444,860
Arch Capital Group Ltd.A	31,700	3,040,664
Assurant, Inc.	4,000	963,400
Axis Capital Holdings Ltd.	4,400	471,196
Chubb Ltd.	9,040	2,821,565
Everest Group Ltd.	6,340	2,151,479
Hartford Insurance Group, Inc.	22,300	3,072,940
MetLife, Inc.	62,100	4,902,174
Principal Financial Group, Inc.	26,300	2,319,923
Progressive Corp.	10,800	2,459,376
Reinsurance Group of America, Inc.	2,100	427,266
Willis Towers Watson PLC	4,330	1,422,838

		29,082,829

Total Financials		60,218,232

Health Care - 21.7%

Biotechnology - 7.7%
Biogen, Inc.A	12,400	2,182,276
BioMarin Pharmaceutical, Inc.A	4,400	261,492
Exact Sciences Corp.A	9,100	924,196
Exelixis, Inc.A	61,500	2,695,545
Gilead Sciences, Inc.	47,700	5,854,698
Incyte Corp.A	33,100	3,269,287
Regeneron Pharmaceuticals, Inc.	3,330	2,570,327

		17,757,821

Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp.A	14,900	1,270,225

Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	19,600	4,027,800
Chemed Corp.	1,340	573,332
Cigna Group	1,360	374,313
Elevance Health, Inc.	3,330	1,167,332
Humana, Inc.	880	225,394
McKesson Corp.	5,310	4,355,740

		10,723,911

See accompanying notes

7

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 97.4% (continued)

Health Care - 21.7% (continued)

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	11,803	$1,606,034

Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	77,200	4,164,168
Jazz Pharmaceuticals PLCA	8,900	1,513,000
Johnson & Johnson	32,000	6,622,400
Merck & Co., Inc.	41,300	4,347,238
Pfizer, Inc.	71,100	1,770,390
Zoetis, Inc.	3,100	390,042

		18,807,238

Total Health Care		50,165,229

Industrials - 12.2%

Aerospace & Defense - 3.6%
Curtiss-Wright Corp.	3,240	1,786,115
General Dynamics Corp.	8,320	2,801,011
Leonardo DRS, Inc.	24,100	821,569
RTX Corp.	7,100	1,302,140
Textron, Inc.	17,700	1,542,909

		8,253,744

Building Products - 1.1%
A.O. Smith Corp.	22,000	1,471,360
Owens Corning	10,400	1,163,864

		2,635,224

Commercial Services & Supplies - 0.8%
Republic Services, Inc.	8,600	1,822,598

Construction & Engineering - 1.7%
EMCOR Group, Inc.	3,650	2,233,033
MasTec, Inc.A	7,900	1,717,223

		3,950,256

Electrical Equipment - 0.4%
Generac Holdings, Inc.A	7,800	1,063,686

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	2,200	429,198

Machinery - 4.0%
Cummins, Inc.	9,370	4,782,917
Graco, Inc.	21,100	1,729,567
Oshkosh Corp.	11,000	1,381,930
Toro Co.	16,200	1,275,264

		9,169,678

Professional Services - 0.4%
Leidos Holdings, Inc.	4,700	847,880

Total Industrials		28,172,264

Information Technology - 18.6%

Communications Equipment - 3.8%
Cisco Systems, Inc.	107,500	8,280,725

See accompanying notes

8

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 97.4% (continued)

Information Technology - 18.6% (continued)

Communications Equipment - 3.8% (continued)
Motorola Solutions, Inc.	1,410	$540,481

		8,821,206

Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc.A	10,700	1,178,926
Keysight Technologies, Inc.A	14,800	3,007,212
Littelfuse, Inc.	3,200	809,344

		4,995,482

IT Services - 2.1%
Accenture PLC, Class A	9,090	2,438,847
Amdocs Ltd.	21,100	1,698,761
Twilio, Inc., Class AA	5,483	779,902

		4,917,510

Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc.A	17,300	3,704,968
Analog Devices, Inc.	4,100	1,111,920
Applied Materials, Inc.	19,600	5,037,004
Cirrus Logic, Inc.A	5,000	592,500
Onto Innovation, Inc.A	6,800	1,073,448
Qorvo, Inc.A	5,800	490,158
QUALCOMM, Inc.	16,600	2,839,430
Skyworks Solutions, Inc.	14,400	913,104
Teradyne, Inc.	14,600	2,825,976

		18,588,508

Software - 2.4%
Salesforce, Inc.	20,500	5,430,655

Technology Hardware, Storage & Peripherals - 0.1%
NetApp, Inc.	1,800	192,762

Total Information Technology		42,946,123

Materials - 4.1%

Metals & Mining - 4.1%
Freeport-McMoRan, Inc.	18,100	919,299
Newmont Corp.	55,800	5,571,630
Reliance, Inc.	4,840	1,398,131
Royal Gold, Inc.	6,900	1,533,801

		9,422,861

Total Materials		9,422,861

Real Estate - 1.1%

Health Care REITs - 0.5%
Healthpeak Properties, Inc.	73,500	1,181,880

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.A	4,020	1,352,609

Total Real Estate		2,534,489

Total Common Stocks (Cost $173,796,696)		224,955,598

See accompanying notes

9

American Beacon Man Large Cap Value FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

FOREIGN COMMON STOCKS - 0.6% (Cost $1,375,409)

Financials - 0.6%

Banks - 0.6%
Popular, Inc.	12,100	$1,506,692

SHORT-TERM INVESTMENTS - 1.9% (Cost $4,399,497)

Investment Companies - 1.9%
American Beacon U.S. Government Money Market Select Fund, 3.64%B C	4,399,497	4,399,497

TOTAL INVESTMENTS - 99.9% (Cost $179,571,602)		230,861,787
OTHER ASSETS, NET OF LIABILITIES - 0.1%		170,448

TOTAL NET ASSETS - 100.0%		$231,032,235

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on December 31, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	14	March 2026	$4,870,609	$4,824,750	$(45,859)

			$4,870,609	$4,824,750	$(45,859)

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2025, the investments were classified as described below:

Man Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$224,955,598	$-	$-	$224,955,598
Foreign Common Stocks	1,506,692	-	-	1,506,692
Short-Term Investments	4,399,497	-	-	4,399,497

Total Investments in Securities - Assets	$230,861,787	$-	$-	$230,861,787

Financial Derivative Instruments - Liabilities
Futures Contracts	$(45,859)	$-	$-	$(45,859)

Total Financial Derivative Instruments - Liabilities	$(45,859)	$-	$-	$(45,859)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2025

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$194,200,776	$226,462,290
Investments in affiliated securities, at fair value‡	3,620,646	4,399,497
Cash	5,255	-
Cash collateral held at broker for futures contracts	249,000	299,000
Dividends and interest receivable	57,251	194,690
Deposits with broker for futures contracts	-	12,333
Receivable for fund shares sold	200	72,700
Prepaid expenses	20,327	14,202

Total assets	198,153,455	231,454,712

Liabilities:
Payable for fund shares redeemed	108,631	93,640
Payable for expense recoupment (Note 2)	40,476	-
Cash due to broker for futures contracts	20,732	-
Management and sub-advisory fees payable (Note 2)	98,351	120,984
Service fees payable (Note 2)	28,370	28,846
Transfer agent fees payable (Note 2)	6,503	10,125
Custody and fund accounting fees payable	26,619	28,152
Professional fees payable	47,240	48,168
Registration fees payable	-	28,133
Trustee fees payable (Note 2)	63	129
Payable for prospectus and shareholder reports	10,422	15,006
Payable for variation margin from open futures contracts (Note 5)	7,722	45,869
Other liabilities	6,447	3,425

Total liabilities	401,576	422,477

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$197,751,879	$231,032,235

Analysis of net assets:
Paid-in-capital	$127,256,099	$174,595,417
Total distributable earnings (deficits)A	70,495,780	56,436,818

Net assets	$197,751,879	$231,032,235

See accompanying notes

11

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2025

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,598,905	3,047,716

Y Class	103,730	2,869,799

Investor Class	2,620,881	1,936,168

A Class	68,693	1,083,491

C Class	20,430	220,037

R6 Class	367,437	87,736

Net assets:
R5 Class	$90,991,651	$76,834,243

Y Class	$3,592,572	$71,852,556

Investor Class	$87,302,023	$48,279,182

A Class	$2,307,041	$26,714,796

C Class	$599,472	$5,137,464

R6 Class	$12,959,120	$2,213,994

Net asset value, offering and redemption price per share:
R5 Class	$35.01	$25.21

Y Class	$34.63	$25.04

Investor Class	$33.31	$24.94

A Class	$33.58	$24.66

A Class (offering price)	$35.63	$26.16

C Class	$29.34	$23.35

R6 Class	$35.27	$25.23

† Cost of investments in unaffiliated securities	$125,907,474	$175,172,105
‡ Cost of investments in affiliated securities	$3,620,646	$4,399,497

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

12

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2025

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$973,123	$3,865,659
Dividend income from affiliated securities (Note 2)	193,535	211,807
Interest income	9,619	11,699
Income derived from securities lending (Note 9)	-	1,360

Total investment income	1,176,277	4,090,525

Expenses:
Management and sub-advisory fees (Note 2)	1,081,299	1,254,333
Transfer agent fees (Note 2):
R5 Class	50,716	27,531
Y Class	5,920	73,933
Investor Class	9,982	3,797
A Class	98	1,770
C Class	-	699
R6 Class	1,027	42
Custody and fund accounting fees	97,438	101,249
Professional fees	49,965	50,746
Registration fees and expenses	92,648	94,427
Service fees (Note 2):
Investor Class	305,299	163,272
A Class	1,816	27,559
C Class	669	6,179
Distribution fees (Note 2):
A Class	5,675	61,492
C Class	7,072	56,435
Prospectus and shareholder report expenses	11,279	7
Trustee fees (Note 2)	20,131	23,388
Line of credit interest expense (Note 10)	2,079	2,485
Other expenses	132,257 *	30,766

Total expenses	1,875,370	1,980,110

Net fees waived and expenses (reimbursed) (Note 2)	(1,750)	-

Net expenses	1,873,620	1,980,110

Net investment income (loss)	(697,343)	2,110,415

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	21,421,752	30,702,076
Futures contracts	543,853	616,046
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	7,794,925	15,147,003
Futures contracts	100,800	18,780

Net gain from investments	29,861,330	46,483,905

Net increase in net assets resulting from operations	$29,163,987	$48,594,320

† Foreign taxes	$-	$908

* Of this amount, $85,490 represents Recouped Expenses from prior fiscal years.
A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

13

American Beacon FundsSM

Statements of Changes in Net Assets

	Man Large Cap Growth Fund		Man Large Cap Value Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(697,343)	$(350,325)	$2,110,415	$2,413,908
Net realized gain from investments in unaffiliated securities and futures contracts	21,965,605	29,491,427	31,318,122	40,020,443
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	7,895,725	12,720,141	15,165,783	(657,398)

Net increase in net assets resulting from operations	29,163,987	41,861,243	48,594,320	41,776,953

Distributions to shareholders:
Total retained earnings:
R5 Class	(8,507,545)	(11,698,459)	(8,772,314)	(12,355,548)
Y Class	(337,350)	(825,395)	(8,259,433)	(12,570,382)
Investor Class	(8,408,075)	(12,140,088)	(5,400,926)	(7,339,841)
A Class	(225,210)	(324,044)	(3,021,119)	(3,689,160)
C Class	(64,779)	(118,688)	(573,687)	(1,099,467)
R6 Class	(1,182,351)	(1,593,816)	(248,612)	(305,029)

Net distributions to shareholders	(18,725,310)	(26,700,490)	(26,276,091)	(37,359,427)

Capital share transactions (Note 11):
Proceeds from sales of shares	2,676,158	7,674,494	15,122,258	24,047,441
Reinvestment of dividends and distributions	18,619,123	26,577,671	25,870,559	36,346,436
Cost of shares redeemed	(35,307,977)	(32,392,525)	(71,990,178)	(119,318,770)

Net increase (decrease) in net assets from capital share transactions	(14,012,696)	1,859,640	(30,997,361)	(58,924,893)

Net increase (decrease) in net assets	(3,574,019)	17,020,393	(8,679,132)	(54,507,367)

Net assets:
Beginning of year	201,325,898	184,305,505	239,711,367	294,218,734

End of year	$197,751,879	$201,325,898	$231,032,235	$239,711,367

See accompanying notes

14

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2025, the Trust consists of twenty-six active series, two of which are presented in this filing: American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. This standard’s purpose is to enhance the transparency and usefulness of income tax disclosures and provide more information about an entity’s exposure to potential changes in tax laws. The ASU is effective for annual periods beginning after December 15, 2024. For the current year, Management has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors-sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

15

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

16

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Numeric Investors LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

First $600 million	0.20%
Next $600 million to $1 billion	0.18%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2025 were as follows:

Man Large Cap Growth

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$688,100
Sub-Advisory Fees	0.20%	393,199

Total	0.55%	$1,081,299

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

Man Large Cap Value

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$798,266
Sub-Advisory Fees	0.20%	456,067

Total	0.55%	$1,254,333

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended December 31, 2025, the Manager received securities lending fees of $109 for the securities lending activities of the Man Large Cap Value Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended December 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Man Large Cap Growth	$39,644
Man Large Cap Value	84,910

18

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

As of December 31, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Man Large Cap Growth	$3,377
Man Large Cap Value	7,607

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a December 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	Man Large Cap Growth	$3,620,646	$-	$-	$193,535	$3,620,646
U.S. Government Money Market Select	Direct	Man Large Cap Value	$4,399,497	$-	$-	$211,807	$4,399,497

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2025, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Man Large Cap Growth	$4,716
Man Large Cap Value	5,175

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2025, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions,

19

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. For the year ended December 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap		Reimbursed Expenses			Expiration of Reimbursed Expenses
Fund	Class	1/1/2025 - 4/30/2025	5/1/2025 - 12/31/2025		(Recouped) Expenses
Man Large Cap Growth	R5	0.80%	0.80%	$1,260	$(32,882	)*	2028
Man Large Cap Growth	Y	0.83%	0.83%	447	(1,419	)*	2028
Man Large Cap Growth	Investor	1.12%	1.12%	5	(43,099	)*	2028
Man Large Cap Growth	A	1.09%	1.09%	2	(1,101	)*	2028
Man Large Cap Growth	C	1.83%	1.83%	36	(254	)*	2028
Man Large Cap Growth	R6	0.77%	0.77%	-	(6,735	)*	2028

*	These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $40,476 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at December 31, 2025 for the Man Large Cap Growth Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Man Large Cap Growth	$63,463	$-	$176,138	2025
Man Large Cap Growth	22,027	255,425	-	2026
Man Large Cap Growth	-	126,361	-	2027

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended December 31, 2025, RID collected $164 and $309 for Man Large Cap Growth Fund and Man Large Cap Value Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended December 31, 2025, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended December 31, 2025, there were no CDSC fees collected for the C Class Shares of the Funds.

20

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is

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the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs

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into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended December 31, 2025, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2025
Man Large Cap Growth	$15
Man Large Cap Value	18

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The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Man Large Cap Growth Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(7,756)	$(7,756)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$543,853	$543,853

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$100,800	$100,800

Man Large Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(45,859)	$(45,859)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$616,046	$616,046

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$18,780	$18,780

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts

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of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2025.

Man Large Cap Growth

Offsetting of Financial and Derivative Assets as of December 31, 2025:
	Assets	Liabilities
Futures Contracts(1)	$–	$7,756

Total derivative assets and liabilities in the Statement of Assets and Liabilities	–	7,756

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$–	$(7,756)

Man Large Cap Value

Offsetting of Financial and Derivative Assets as of December 31, 2025:
	Assets	Liabilities
Futures Contracts(1)	$–	$45,859

Total derivative assets and liabilities in the Statement of Assets and Liabilities	–	45,859

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$–	$(45,859)

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

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Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular

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sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the

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value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Quantitative Strategy Risk

The success of the Fund’s investment strategy may depend in part on the effectiveness of the sub-advisor’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value. The quantitative tools may not react as expected to market events, resulting in losses for the Funds. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses. The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for a Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to a Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global

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financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent a Fund invests significantly in the financial services sector, the value of a Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. To the extent a Fund invests significantly in the information technology sector, the value of a Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

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December 31, 2025

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Man Large Cap Growth		Man Large Cap Value
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$557,265	$2,584,145	$803,945	$5,745,041
Y Class	22,097	182,103	713,334	5,804,151
Investor Class	550,749	2,678,406	359,434	3,306,089
A Class	14,752	71,492	200,966	1,669,927
C Class	4,243	26,186	-	458,526
R6 Class	77,447	352,068	23,456	141,295
Long-term capital gains
R5 Class	7,950,280	9,114,314	7,968,369	6,610,507
Y Class	315,253	643,292	7,546,099	6,766,231
Investor Class	7,857,326	9,461,682	5,041,492	4,033,752
A Class	210,458	252,552	2,820,153	2,019,233
C Class	60,536	92,502	573,687	640,941
R6 Class	1,104,904	1,241,748	225,156	163,734

Total distributions paid	$18,725,310	$26,700,490	$26,276,091	$37,359,427

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Man Large Cap Growth	$129,620,641	$72,712,142	$(4,511,361)	$68,200,781
Man Large Cap Value	179,594,667	56,577,424	(5,310,304)	51,267,120

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Man Large Cap Growth	$68,200,781	$23,946	$2,271,053	$-	$-	$70,495,780
Man Large Cap Value	51,267,120	209,429	4,960,269	-	-	56,436,818

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax

31

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

deferral of losses from wash sales and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from equalization as of December 31, 2025:

Fund	Paid-in-Capital	Distributable Earnings/ (Deficits)
Man Large Cap Growth	$1,667,329	$(1,667,329)
Man Large Cap Value	2,892,697	(2,892,697)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2025, the Funds did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Man Large Cap Growth	$46,752,175	$77,081,101
Man Large Cap Value	75,917,719	128,481,661

A summary of the Funds’ transactions in the USG Select Fund for the year ended December 31, 2025 were as follows:

Fund	Type of Transaction	December 31, 2024 Shares/Fair Value	Purchases	Sales	December 31, 2025 Shares/Fair Value
Man Large Cap Growth	Direct	$5,792,568	$55,471,885	$57,643,807	$3,620,646
Man Large Cap Value	Direct	5,395,636	87,629,091	88,625,230	4,399,497

9. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

32

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

The Funds did not have any securities on loan or hold any securities lending as of the year ended December 31, 2025.

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement

33

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2025, the Funds did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	5,734	$200,157	26,939	$890,053
Reinvestment of dividends	238,918	8,405,135	344,857	11,580,300
Shares redeemed	(314,816)	(11,096,910)	(433,622)	(14,972,358)

Net (decrease) in shares outstanding .	(70,164)	$(2,491,618)	(61,826)	$(2,502,005)

	Y Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	32,272	$1,092,567	73,918	$2,535,348
Reinvestment of dividends	9,694	337,350	24,809	825,395
Shares redeemed	(131,825)	(4,737,886)	(26,651)	(934,649)

Net increase (decrease) in shares outstanding	(89,859)	$(3,307,969)	72,076	$2,426,094

	Investor Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	28,977	$1,015,281	98,518	$3,373,006
Reinvestment of dividends	251,112	8,404,705	376,760	12,135,428
Shares redeemed	(519,651)	(17,220,303)	(409,510)	(13,718,463)

Net increase (decrease) in shares outstanding	(239,562)	$(7,800,317)	65,768	$1,789,971

	A Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	6,096	$206,634	16,566	$562,735
Reinvestment of dividends	6,673	225,210	9,989	324,044
Shares redeemed	(15,322)	(509,205)	(12,433)	(422,167)

Net increase (decrease) in shares outstanding	(2,553)	$(77,361)	14,122	$464,612

	C Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,576	$49,760	4,397	$131,968
Reinvestment of dividends	2,183	64,372	4,100	118,688
Shares redeemed	(11,390)	(342,598)	(21,274)	(668,399)

Net (decrease) in shares outstanding	(7,631)	$(228,466)	(12,777)	$(417,743)

34

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

	R6 Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,203	$111,759	5,151	$181,384
Reinvestment of dividends	33,362	1,182,351	47,154	1,593,816
Shares redeemed	(42,277)	(1,401,075)	(48,295)	(1,676,489)

Net increase (decrease) in shares outstanding	(5,712)	$(106,965)	4,010	$98,711

	R5 Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	266,964	$6,663,164	238,378	$6,064,246
Reinvestment of dividends	339,445	8,652,441	529,947	12,130,486
Shares redeemed	(1,042,452)	(25,736,684)	(1,117,186)	(28,463,754)

Net (decrease) in shares outstanding	(436,043)	$(10,421,079)	(348,861)	$(10,269,022)

	Y Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	161,620	$3,964,057	211,986	$5,287,207
Reinvestment of dividends	324,393	8,210,384	531,147	12,083,590
Shares redeemed	(1,111,844)	(26,574,089)	(1,201,546)	(29,941,151)

Net (decrease) in shares outstanding	(625,831)	$(14,399,648)	(458,413)	$(12,570,354)

	Investor Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	51,163	$1,253,997	49,420	$1,234,789
Reinvestment of dividends	213,242	5,375,822	322,227	7,304,895
Shares redeemed	(438,380)	(10,687,058)	(661,996)	(16,555,784)

Net (decrease) in shares outstanding .	(173,975)	$(4,057,239)	(290,349)	$(8,016,100)

	A Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	120,877	$2,852,504	402,635	$10,017,737
Reinvestment of dividends	113,103	2,819,658	153,066	3,436,324
Shares redeemed	(214,257)	(5,121,844)	(310,728)	(7,737,701)

Net increase in shares outstanding	19,723	$550,318	244,973	$5,716,360

	C Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	5,741	$131,117	12,641	$297,319
Reinvestment of dividends	23,873	563,642	50,777	1,086,112
Shares redeemed	(147,912)	(3,344,995)	(493,104)	(11,719,944)

Net (decrease) in shares outstanding .	(118,298)	$(2,650,236)	(429,686)	$(10,336,513)

	R6 Class
	Year Ended December 31, 2025		Year Ended December 31, 2024
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	10,618	$257,419	46,190	$1,146,143
Reinvestment of dividends	9,746	248,612	13,326	305,029
Shares redeemed	(20,854)	(525,508)	(990,718)	(24,900,436)

Net (decrease) in shares outstanding .	(490)	$(19,477)	(931,202)	$(23,449,264)

35

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

36

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended December 31,
	2025		2024A		2023	2022	2021

Net asset value, beginning of period	$33.15		$30.64		$23.50	$36.78	$36.24

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)B	(0.00	)C	0.07	0.12	0.01
Net gains (losses) on investments (both realized and unrealized)	5.47		7.39		7.30	(9.37)	7.82

Total income (loss) from investment operations	5.40		7.39		7.37	(9.25)	7.83

Less distributions:
Dividends from net investment income	-		(0.00	)C	(0.10)	-	-
Distributions from net realized gains	(3.54)		(4.88)		(0.13)	(4.03)	(7.29)

Total distributions	(3.54)		(4.88)		(0.23)	(4.03)	(7.29)

Net asset value, end of period	$35.01		$33.15		$30.64	$23.50	$36.78

Total returnD	16.23%		23.93%		31.37%	(25.17)%	21.82%

Ratios and supplemental data:
Net assets, end of period	$90,991,651		$88,492,829		$83,676,439	$69,755,325	$112,640,010
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81%		0.87%		0.97%	0.94%	0.92%
Expenses, net of reimbursements and/or recoupments	0.81	%E	0.80%		0.80%	0.80%	0.81%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.21)%		(0.10)%		(0.02)%	0.25%	(0.10)%
Net investment income (loss), net of reimbursements and/or recoupments .	(0.21)%		(0.03)%		0.15%	0.39%	0.01%
Portfolio turnover rate	24%		52%		78%	72%	57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.80%, for the period ended December 31, 2025.

See accompanying notes

37

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2025		2024A		2023	2022		2021

Net asset value, beginning of period	$32.84		$30.37		$23.30	$36.53		$36.05

Income (loss) from investment operations:
Net investment income (loss)	(0.08	)B	(0.02	)B	0.05	0.03		(0.04)
Net gains (losses) on investments (both realized and unrealized)	5.41		7.37		7.25	(9.23)		7.81

Total income (loss) from investment operations	5.33		7.35		7.30	(9.20)		7.77

Less distributions:
Dividends from net investment income	-		-		(0.10)	-		-
Distributions from net realized gains	(3.54)		(4.88)		(0.13)	(4.03)		(7.29)

Total distributions	(3.54)		(4.88)		(0.23)	(4.03)		(7.29)

Net asset value, end of period	$34.63		$32.84		$30.37	$23.30		$36.53

Total returnC	16.17%		24.00%		31.34%	(25.21)%		21.77%

Ratios and supplemental data:
Net assets, end of period	$3,592,572		$6,357,762		$3,690,269	$608,328		$2,237,130
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.84%		0.91%		1.03%	1.17%		0.95%
Expenses, net of reimbursements and/or recoupments	0.83%		0.83%		0.83%	0.84	%D	0.86%
Net investment (loss), before expense reimbursements and/or recoupments	(0.24)%		(0.13)%		(0.12)%	0.00	%E	(0.15)%
Net investment income (loss), net of reimbursements and/or recoupments .	(0.23)%		(0.05)%		0.08%	0.33%		(0.06)%
Portfolio turnover rate	24%		52%		78%	72%		57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 31, 2022.
E	Amount rounds to less than 0.005%.

See accompanying notes

38

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2025		2024A	2023	2022	2021

Net asset value, beginning of period	$31.79		$29.62	$22.74	$35.89	$35.61

Income (loss) from investment operations:
Net investment income (loss)	(0.18	)B	(0.10)	(0.06)	0.05	(0.08)
Net gains (losses) on investments (both realized and unrealized)	5.24		7.15	7.11	(9.17)	7.65

Total income (loss) from investment operations	5.06		7.05	7.05	(9.12)	7.57

Less distributions:
Dividends from net investment income	-		-	(0.04)	-	-
Distributions from net realized gains	(3.54)		(4.88)	(0.13)	(4.03)	(7.29)

Total distributions	(3.54)		(4.88)	(0.17)	(4.03)	(7.29)

Net asset value, end of period	$33.31		$31.79	$29.62	$22.74	$35.89

Total returnC	15.86%		23.60%	31.01%	(25.44)%	21.48%

Ratios and supplemental data:
Net assets, end of period	$87,302,023		$90,941,583	$82,767,017	$66,552,222	$95,710,995
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13%		1.18%	1.28%	1.25%	1.24%
Expenses, net of reimbursements and/or recoupments	1.13	%D	1.12%	1.12%	1.12%	1.12%
Net investment (loss), before expense reimbursements and/or recoupments	(0.53)%		(0.41)%	(0.32)%	(0.06)%	(0.42)%
Net investment income (loss), net of reimbursements and/or recoupments .	(0.53)%		(0.35)%	(0.16)%	0.07%	(0.30)%
Portfolio turnover rate	24%		52%	78%	72%	57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.12%, for the period ended December 31, 2025.

See accompanying notes

39

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,

	2025		2024A		2023		2022		2021

Net asset value, beginning of period	$32.02		$29.81		$22.90		$36.08		$35.77

Income (loss) from investment operations:
Net investment income (loss)	(0.17	)B	(0.11	)B	(0.04	)B	0.03	B	(0.16)
Net gains (losses) on investments (both realized and unrealized)	5.27		7.20		7.14		(9.18)		7.76

Total income (loss) from investment operations	5.10		7.09		7.10		(9.15)		7.60

Less distributions:
Dividends from net investment income	-		-		(0.06)		-		-
Distributions from net realized gains	(3.54)		(4.88)		(0.13)		(4.03)		(7.29)

Total distributions	(3.54)		(4.88)		(0.19)		(4.03)		(7.29)

Net asset value, end of period	$33.58		$32.02		$29.81		$22.90		$36.08

Total returnC	15.87%		23.58%		31.00%		(25.38)%		21.47%

Ratios and supplemental data:
Net assets, end of period	$2,307,041		$2,281,303		$1,702,761		$1,102,933		$1,955,909
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.10%		1.15%		1.26%		1.36%		1.21%
Expenses, net of reimbursements and/or recoupments	1.10	%D	1.09%		1.09%		1.09%		1.10%
Net investment (loss), before expense reimbursements and/or recoupments	(0.50)%		(0.37)%		(0.32)%		(0.18)%		(0.40)%
Net investment income (loss), net of reimbursements and/or recoupments .	(0.50)%		(0.31)%		(0.15)%		0.09%		(0.29)%
Portfolio turnover rate	24%		52%		78%		72%		57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.09%, for the period ended December 31, 2025.

See accompanying notes

40

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,

	2025		2024A	2023		2022	2021

Net asset value, beginning of period	$28.57		$27.20	$21.01		$33.81	$34.15

Income (loss) from investment operations:
Net investment (loss)	(0.37	)B	(1.23)	(0.22	)B	(1.11)	(0.46)
Net gains (losses) on investments (both realized and unrealized)	4.68		7.48	6.54		(7.66)	7.41

Total income (loss) from investment operations	4.31		6.25	6.32		(8.77)	6.95

Less distributions:
Distributions from net realized gains	(3.54)		(4.88)	(0.13)		(4.03)	(7.29)

Total distributions	(3.54)		(4.88)	(0.13)		(4.03)	(7.29)

Net asset value, end of period	$29.34		$28.57	$27.20		$21.01	$33.81

Total returnC	15.02%		22.75%	30.09%		(25.97)%	20.58%

Ratios and supplemental data:
Net assets, end of period	$599,472		$801,704	$1,110,747		$684,305	$2,109,687
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.84%		1.92%	2.01%		2.20%	1.95%
Expenses, net of reimbursements and/or recoupments	1.84	%D	1.83%	1.83%		1.83%	1.84%
Net investment (loss), before expense reimbursements and/or recoupments	(1.23)%		(1.16)%	(1.08)%		(1.04)%	(1.14)%
Net investment (loss), net of reimbursements and/or recoupments	(1.23)%		(1.07)%	(0.90)%		(0.67)%	(1.03)%
Portfolio turnover rate	24%		52%	78%		72%	57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.83%, for the period ended December 31, 2025.

See accompanying notes

41

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,

	2025		2024A		2023	2022	2021

Net asset value, beginning of period	$33.37		$30.77		$23.59	$36.89	$36.31

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)B	0.00	C	0.07	0.12	0.03
Net gains (losses) on investments (both realized and unrealized)	5.50		7.48		7.34	(9.39)	7.84

Total income (loss) from investment operations	5.44		7.48		7.41	(9.27)	7.87

Less distributions:
Dividends from net investment income	-		(0.00	)C	(0.10)	-	-
Distributions from net realized gains	(3.54)		(4.88)		(0.13)	(4.03)	(7.29)

Total distributions	(3.54)		(4.88)		(0.23)	(4.03)	(7.29)

Net asset value, end of period	$35.27		$33.37		$30.77	$23.59	$36.89

Total returnD	16.25%		24.12%		31.42%	(25.15)%	21.90%

Ratios and supplemental data:
Net assets, end of period	$12,959,120		$12,450,717		$11,358,272	$9,989,847	$18,361,929
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.78%		0.82%		0.92%	0.90%	0.88%
Expenses, net of reimbursements and/or recoupments	0.78	%E	0.77%		0.77%	0.76%	0.76%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.18)%		(0.05)%		0.04%	0.29%	(0.06)%
Net investment income (loss), net of reimbursements and/or recoupments .	(0.18)%		0.00	%F	0.19%	0.43%	0.06%
Portfolio turnover rate	24%		52%		78%	72%	57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.77%, for the period ended December 31, 2025.
F	Amount rounds to less than 0.005%.

See accompanying notes

42

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended December 31,
	2025		2024A	2023	2022	2021

Net asset value, beginning of period	$22.84		$23.18	$23.35	$26.55	$23.73

Income (loss) from investment operations:
Net investment income	0.26	B	0.23	0.12	0.49	0.69
Net gains (losses) on investments (both realized and unrealized)	5.29		3.55	2.49	(2.55)	4.71

Total income (loss) from investment operations	5.55		3.78	2.61	(2.06)	5.40

Less distributions:
Dividends from net investment income	(0.29)		(0.34)	(0.53)	(0.56)	(1.59)
Distributions from net realized gains	(2.89)		(3.78)	(2.25)	(0.58)	(0.99)

Total distributions	(3.18)		(4.12)	(2.78)	(1.14)	(2.58)

Net asset value, end of period	$25.21		$22.84	$23.18	$23.35	$26.55

Total returnC	24.16%		16.24%	11.25%	(7.74)%	22.93%

Ratios and supplemental data:
Net assets, end of period	$76,834,243		$79,563,790	$88,833,933	$220,554,216	$364,332,529
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.72%		0.81%	0.87%	0.81%	0.75%
Expenses, net of reimbursements and/or recoupments	0.72%		0.81%	0.87%	0.81%	0.74%
Net investment income, before expense reimbursements and/or recoupments	1.07%		1.06%	1.68%	1.81%	1.37%
Net investment income, net of reimbursements and/or recoupments	1.07%		1.06%	1.68%	1.81%	1.38%
Portfolio turnover rate	34%		64%	54%	54%	51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

43

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2025		2024A	2023	2022	2021

Net asset value, beginning of period	$22.70		$23.06	$23.24	$26.43	$23.63

Income (loss) from investment operations:
Net investment income	0.25	B	0.25	0.42	0.48	0.89
Net gains (losses) on investments (both realized and unrealized)	5.25		3.48	2.17	(2.54)	4.46

Total income (loss) from investment operations	5.50		3.73	2.59	(2.06)	5.35

Less distributions:
Dividends from net investment income	(0.27)		(0.31)	(0.52)	(0.55)	(1.56)
Distributions from net realized gains	(2.89)		(3.78)	(2.25)	(0.58)	(0.99)

Total distributions	(3.16)		(4.09)	(2.77)	(1.13)	(2.55)

Net asset value, end of period	$25.04		$22.70	$23.06	$23.24	$26.43

Total returnC	24.11%		16.13%	11.19%	(7.81)%	22.84%

Ratios and supplemental data:
Net assets, end of period	$71,852,556		$79,350,343	$91,172,593	$121,618,005	$191,459,312
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.78%		0.90%	0.94%	0.88%	0.82%
Expenses, net of reimbursements and/or recoupments	0.78%		0.90%	0.94%	0.87%	0.82%
Net investment income, before expense reimbursements and/or recoupments	1.01%		0.97%	1.59%	1.71%	1.29%
Net investment income, net of reimbursements and/or recoupments	1.01%		0.97%	1.59%	1.72%	1.29%
Portfolio turnover rate	34%		64%	54%	54%	51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

44

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,

	2025		2024A	2023	2022	2021

Net asset value, beginning of period	$22.62		$22.99	$23.17	$26.35	$23.56

Income (loss) from investment operations:
Net investment income	0.18	B	0.67	1.05	0.95	1.39
Net gains (losses) on investments (both realized and unrealized)	5.24		2.97	1.47	(3.07)	3.87

Total income (loss) from investment operations	5.42		3.64	2.52	(2.12)	5.26

Less distributions:
Dividends from net investment income	(0.21)		(0.23)	(0.45)	(0.48)	(1.48)
Distributions from net realized gains	(2.89)		(3.78)	(2.25)	(0.58)	(0.99)

Total distributions	(3.10)		(4.01)	(2.70)	(1.06)	(2.47)

Net asset value, end of period	$24.94		$22.62	$22.99	$23.17	$26.35

Total returnC	23.81%		15.78%	10.92%	(8.04)%	22.51%

Ratios and supplemental data:
Net assets, end of period	$48,279,182		$47,734,675	$55,177,185	$68,797,588	$96,839,009
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.04%		1.19%	1.18%	1.13%	1.08%
Expenses, net of reimbursements and/or recoupments	1.04%		1.19%	1.18%	1.13%	1.08%
Net investment income, before expense reimbursements and/or recoupments	0.75%		0.68%	1.36%	1.46%	1.04%
Net investment income, net of reimbursements and/or recoupments	0.75%		0.68%	1.36%	1.46%	1.04%
Portfolio turnover rate	34%		64%	54%	54%	51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

45

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,

	2025		2024A	2023	2022	2021

Net asset value, beginning of period	$22.40		$22.81	$23.02	$26.18	$23.43

Income (loss) from investment operations:
Net investment income	0.18	B	0.17	0.36	0.41	0.45
Net gains (losses) on investments (both realized and unrealized)	5.18		3.45	2.12	(2.50)	4.78

Total income (loss) from investment operations	5.36		3.62	2.48	(2.09)	5.23

Less distributions:
Dividends from net investment income	(0.21)		(0.25)	(0.44)	(0.49)	(1.49)
Distributions from net realized gains	(2.89)		(3.78)	(2.25)	(0.58)	(0.99)

Total distributions	(3.10)		(4.03)	(2.69)	(1.07)	(2.48)

Net asset value, end of period	$24.66		$22.40	$22.81	$23.02	$26.18

Total returnC	23.77%		15.80%	10.81%	(8.00)%	22.51%

Ratios and supplemental data:
Net assets, end of period	$26,714,796		$23,827,119	$18,676,222	$19,853,284	$26,438,159
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05%		1.20%	1.23%	1.12%	1.08%
Expenses, net of reimbursements and/or recoupments	1.05%		1.20%	1.23%	1.12%	1.07%
Net investment income, before expense reimbursements and/or recoupments	0.73%		0.68%	1.30%	1.47%	1.05%
Net investment income, net of reimbursements and/or recoupments	0.73%		0.68%	1.30%	1.47%	1.06%
Portfolio turnover rate	34%		64%	54%	54%	51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

46

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2025		2024A	2023		2022		2021

Net asset value, beginning of period	$21.34		$21.84	$22.11		$25.17		$22.60

Income (loss) from investment operations:
Net investment income (loss)	0.00	B C	(1.84)	0.13	C	0.17	C	0.21
Net gains (losses) on investments (both realized and unrealized)	4.90		5.12	2.09		(2.37)		4.63

Total income (loss) from investment operations	4.90		3.28	2.22		(2.20)		4.84

Less distributions:
Dividends from net investment income	-		-	(0.24)		(0.28)		(1.28)
Distributions from net realized gains	(2.89)		(3.78)	(2.25)		(0.58)		(0.99)

Total distributions	(2.89)		(3.78)	(2.49)		(0.86)		(2.27)

Net asset value, end of period	$23.35		$21.34	$21.84		$22.11		$25.17

Total returnD	22.82%		14.96%	10.08%		(8.73)%		21.58%

Ratios and supplemental data:
Net assets, end of period	$5,137,464		$7,218,739	$16,771,478		$20,717,120		$29,384,166
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.81%		1.93%	1.94%		1.88%		1.84%
Expenses, net of reimbursements and/or recoupments	1.81%		1.93%	1.94%		1.88%		1.83%
Net investment income (loss), before expense reimbursements and/or recoupments	0.00	%E	(0.07)%	0.59%		0.72%		0.28%
Net investment income (loss), net of reimbursements and/or recoupments .	0.00	%E	(0.07)%	0.59%		0.72%		0.29%
Portfolio turnover rate	34%		64%	54%		54%		51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Amount represents less than $0.01 per share.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Amount rounds to less than 0.005%.

See accompanying notes

47

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2025		2024A		2023	2022		2021

Net asset value, beginning of period	$22.86		$23.14		$23.32	$26.53		$23.71

Income (loss) from investment operations:
Net investment income	0.27	B	0.26	B	0.23	0.45	B	0.53
Net gains (losses) on investments (both realized and unrealized)	5.29		3.56		2.39	(2.50)		4.87

Total income (loss) from investment operations	5.56		3.82		2.62	(2.05)		5.40

Less distributions:
Dividends from net investment income	(0.30)		(0.32)		(0.55)	(0.58)		(1.59)
Distributions from net realized gains	(2.89)		(3.78)		(2.25)	(0.58)		(0.99)

Total distributions	(3.19)		(4.10)		(2.80)	(1.16)		(2.58)

Net asset value, end of period	$25.23		$22.86		$23.14	$23.32		$26.53

Total returnC	24.18%		16.49%		11.29%	(7.74)%		22.99%

Ratios and supplemental data:
Net assets, end of period	$2,213,994		$2,016,701		$23,587,323	$25,796,145		$71,972,572
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.68%		0.81%		0.84%	0.77%		0.72%
Expenses, net of reimbursements and/or recoupments	0.68%		0.81%		0.84%	0.77%		0.72%
Net investment income, before expense reimbursements and/or recoupments	1.10%		1.05%		1.71%	1.81%		1.39%
Net investment income, net of reimbursements and/or recoupments	1.10%		1.05%		1.71%	1.81%		1.39%
Portfolio turnover rate	34%		64%		54%	54%		51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

48

American Beacon FundsSM

Federal Tax Information

December 31, 2025 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Man Large Cap Growth	100.00%
Man Large Cap Value	100.00%

Qualified Dividend Income:

Man Large Cap Growth	100.00%
Man Large Cap Value	100.00%

Long-Term Capital Gain Distributions:

Man Large Cap Growth	$19,166,086
Man Large Cap Value	$27,067,653

Short-Term Capital Gain Distributions:

Man Large Cap Growth	$1,226,553
Man Large Cap Value	$0

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

49

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon Man Large Cap Growth Fund, American Beacon Man Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

50

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Man Large Cap Growth Fund, and American Beacon Man Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

AR 12/25

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	December 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the four years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2026

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 97.4%

Communication Services - 4.9%

Entertainment - 4.3%
Live Nation Entertainment, Inc.A	69,132	$9,851,310
Spotify Technology SAA	11,360	6,596,866
Take-Two Interactive Software, Inc.A	47,784	12,234,137

		28,682,313

Interactive Media & Services - 0.6%
Reddit, Inc., Class AA	17,550	4,034,219

Total Communication Services		32,716,532

Consumer Discretionary - 14.6%

Broadline Retail - 0.8%
Ollie’s Bargain Outlet Holdings, Inc.A	50,932	5,582,657

Distributors - 0.4%
Pool Corp.	12,282	2,809,507

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc.A	53,649	5,440,009

Hotels, Restaurants & Leisure - 5.8%
Domino’s Pizza, Inc.	20,635	8,601,081
Dutch Bros, Inc., Class AA	135,154	8,274,128
Texas Roadhouse, Inc.	42,718	7,091,188
Viking Holdings Ltd.A	109,950	7,851,529
Wingstop, Inc.B	28,700	6,844,663

		38,662,589

Specialty Retail - 6.8%
Burlington Stores, Inc.A	44,443	12,837,360
Five Below, Inc.A	59,099	11,131,888
Ross Stores, Inc.	70,967	12,783,995
Tractor Supply Co.	174,374	8,720,444

		45,473,687

Total Consumer Discretionary		97,968,449

Energy - 4.1%

Energy Equipment & Services - 1.2%
Baker Hughes Co.	170,676	7,772,585

Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp.A	124,680	4,296,473
Diamondback Energy, Inc.	33,579	5,047,931
Expand Energy Corp.	93,035	10,267,343

		19,611,747

Total Energy		27,384,332

Financials - 9.6%

Capital Markets - 4.1%
Evercore, Inc., Class A	32,530	11,068,333
Robinhood Markets, Inc., Class AA	76,511	8,653,394
Tradeweb Markets, Inc., Class A	68,062	7,319,387

		27,041,114

See accompanying notes

2

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 97.4% (continued)

Financials - 9.6% (continued)

Consumer Finance - 1.9%
FirstCash Holdings, Inc.	78,268	$12,474,354

Financial Services - 1.1%
Toast, Inc., Class AA	210,709	7,482,276

Insurance - 2.5%
Kinsale Capital Group, Inc.	19,335	7,562,305
Ryan Specialty Holdings, Inc.	180,923	9,341,055

		16,903,360

Total Financials		63,901,104

Health Care - 14.8%

Biotechnology - 1.6%
Exelixis, Inc.A	237,085	10,391,435

Health Care Equipment & Supplies - 5.5%
Dexcom, Inc.A	120,609	8,004,819
IDEXX Laboratories, Inc.A	13,965	9,447,741
Insulet Corp.A	24,698	7,020,160
Penumbra, Inc.A	13,479	4,190,756
ResMed, Inc.	32,655	7,865,610

		36,529,086

Health Care Providers & Services - 1.6%
HealthEquity, Inc.A	64,250	5,885,943
Henry Schein, Inc.A	62,507	4,724,279

		10,610,222

Health Care Technology - 0.8%
Veeva Systems, Inc., Class AA	25,455	5,682,320

Life Sciences Tools & Services - 5.3%
Bio-Techne Corp.	101,056	5,943,103
ICON PLCA	51,880	9,453,573
Illumina, Inc.A	40,880	5,361,821
Medpace Holdings, Inc.A	11,363	6,382,029
Repligen Corp.A	52,588	8,617,070

		35,757,596

Total Health Care		98,970,659

Industrials - 20.9%

Aerospace & Defense - 8.6%
AeroVironment, Inc.A	36,576	8,847,369
Axon Enterprise, Inc.A	20,570	11,682,320
BWX Technologies, Inc.	51,232	8,854,939
HEICO Corp., Class A	40,524	10,229,473
Kratos Defense & Security Solutions, Inc.A	28,868	2,191,370
L3Harris Technologies, Inc.	31,266	9,178,760
Leonardo DRS, Inc.	182,548	6,223,061

		57,207,292

Commercial Services & Supplies - 1.2%
Copart, Inc.A	199,327	7,803,652

See accompanying notes

3

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 97.4% (continued)

Industrials - 20.9% (continued)

Electrical Equipment - 5.1%
Generac Holdings, Inc.A	33,622	$4,585,032
Hubbell, Inc.	14,038	6,234,416
Rockwell Automation, Inc.	25,258	9,827,130
Vertiv Holdings Co., Class A	80,882	13,103,693

		33,750,271

Ground Transportation - 1.5%
JB Hunt Transport Services, Inc.	28,144	5,469,505
Saia, Inc.A	14,785	4,827,598

		10,297,103

Machinery - 1.5%
RBC Bearings, Inc.A	22,593	10,131,379

Professional Services - 1.4%
Verisk Analytics, Inc.	43,233	9,670,790

Trading Companies & Distributors - 1.6%
Fastenal Co.	219,554	8,810,702
SiteOne Landscape Supply, Inc.A	17,249	2,148,535

		10,959,237

Total Industrials		139,819,724

Information Technology - 25.2%

Electronic Equipment, Instruments & Components - 3.2%
Cognex Corp.	100,806	3,627,000
Coherent Corp.A	65,669	12,120,527
Keysight Technologies, Inc.A	27,469	5,581,426

		21,328,953

IT Services - 2.2%
MongoDB, Inc.A	22,605	9,487,093
Okta, Inc.A	63,647	5,503,556

		14,990,649

Semiconductors & Semiconductor Equipment - 5.8%
Astera Labs, Inc.A	27,576	4,587,543
Lattice Semiconductor Corp.A	71,077	5,229,846
Marvell Technology, Inc.	86,692	7,367,086
Microchip Technology, Inc.	99,587	6,345,684
Monolithic Power Systems, Inc.	5,372	4,868,966
Teradyne, Inc.	52,492	10,160,351

		38,559,476

Software - 13.0%
Autodesk, Inc.A	15,474	4,580,459
Cadence Design Systems, Inc.A	30,587	9,560,884
Crowdstrike Holdings, Inc., Class AA	6,792	3,183,818
Dynatrace, Inc.A	135,885	5,889,256
Fortinet, Inc.A	42,700	3,390,807
Guidewire Software, Inc.A	51,812	10,414,730
Manhattan Associates, Inc.A	46,641	8,083,352
Nutanix, Inc., Class AA	97,995	5,065,361
Palo Alto Networks, Inc.A	24,223	4,461,877
Procore Technologies, Inc.A	50,707	3,688,427
PTC, Inc.A	38,740	6,748,895

See accompanying notes

4

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 97.4% (continued)

Information Technology - 25.2% (continued)

Software - 13.0% (continued)
SailPoint, Inc.A	230,564	$4,664,310
Tyler Technologies, Inc.A	17,327	7,865,592
Unity Software, Inc.A	203,621	8,993,940

		86,591,708

Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage, Inc., Class AA	104,150	6,979,091

Total Information Technology		168,449,877

Materials - 0.5%

Construction Materials - 0.5%
James Hardie Industries PLCA	158,157	3,281,758

Real Estate - 1.5%

Real Estate Management & Development - 1.5%
CoStar Group, Inc.A	144,312	9,703,539

Utilities - 1.3%

Independent Power & Renewable Electricity Producers - 1.3%
Vistra Corp.	55,894	9,017,379

Total Common Stocks (Cost $567,987,333)		651,213,353

FOREIGN COMMON STOCKS - 2.1%

Consumer Discretionary - 0.7%

Hotels, Restaurants & Leisure - 0.7%
Sportradar Group AG, Class AA	216,906	5,155,855

Energy - 1.4%

Energy Equipment & Services - 1.4%
TechnipFMC PLC	206,219	9,189,119

Total Foreign Common Stocks (Cost $10,115,674)		14,344,974

SHORT-TERM INVESTMENTS - 0.7% (Cost $4,776,134)

Investment Companies - 0.7%
American Beacon U.S. Government Money Market Select Fund, 3.64%C D	4,776,134	4,776,134

TOTAL INVESTMENTS - 100.2% (Cost $582,879,141)		670,334,461
LIABILITIES, NET OF OTHER ASSETS - (0.2%)		(1,502,437)

TOTAL NET ASSETS - 100.0%		$668,832,024

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at December 31, 2025 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

See accompanying notes

5

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2025

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2025, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$651,213,353	$–	$–	$651,213,353
Foreign Common Stocks	14,344,974	–	–	14,344,974
Short-Term Investments	4,776,134	–	–	4,776,134

Total Investments in Securities - Assets	$670,334,461	$–	$–	$670,334,461

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

6

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 91.0%

Communication Services - 1.1%

Media - 1.1%
Magnite, Inc.A	298,226	$4,840,208

Consumer Discretionary - 9.7%

Broadline Retail - 1.3%
Ollie’s Bargain Outlet Holdings, Inc.A	53,305	5,842,761

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc.A	39,907	4,046,570

Hotels, Restaurants & Leisure - 2.2%
First Watch Restaurant Group, Inc.A	361,077	5,445,041
Wingstop, Inc.B	17,115	4,081,757

		9,526,798

Household Durables - 0.7%
Installed Building Products, Inc.	12,311	3,193,350

Specialty Retail - 4.6%
Academy Sports & Outdoors, Inc.	115,578	5,774,277
Boot Barn Holdings, Inc.A	33,089	5,839,216
Five Below, Inc.A	38,578	7,266,552
Revolve Group, Inc.A	53,745	1,622,561

		20,502,606

Total Consumer Discretionary		43,112,085

Energy - 4.2%

Energy Equipment & Services - 1.2%
Archrock, Inc.	90,481	2,354,316
Solaris Energy Infrastructure, Inc.	65,057	2,990,670

		5,344,986

Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp.A	67,427	2,323,534
Gulfport Energy Corp.A	13,261	2,758,155
Magnolia Oil & Gas Corp., Class A	169,181	3,703,372
Viper Energy, Inc., Class A	114,731	4,432,059

		13,217,120

Total Energy		18,562,106

Financials - 11.8%

Capital Markets - 2.4%
Piper Sandler Cos.	21,205	7,203,550
Virtu Financial, Inc., Class A	107,655	3,587,065

		10,790,615

Consumer Finance - 5.2%
Encore Capital Group, Inc.A	130,548	7,095,284
EZCORP, Inc., Class AA	397,201	7,713,643
FirstCash Holdings, Inc.	52,089	8,301,945

		23,110,872

Financial Services - 0.5%
Toast, Inc., Class AA	54,427	1,932,703

See accompanying notes

7

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 91.0% (continued)

Financials - 11.8% (continued)

Insurance - 3.7%
Kinsale Capital Group, Inc.	10,987	$4,297,235
Palomar Holdings, Inc.A	54,321	7,320,298
Ryan Specialty Holdings, Inc.	94,631	4,885,799

		16,503,332

Total Financials		52,337,522

Health Care - 19.6%

Biotechnology - 5.0%
Amicus Therapeutics, Inc.A	360,786	5,137,593
Exelixis, Inc.A	145,365	6,371,348
Halozyme Therapeutics, Inc.A	92,720	6,240,056
Travere Therapeutics, Inc.A	124,258	4,747,898

		22,496,895

Health Care Equipment & Supplies - 3.0%
Axogen, Inc.A	40,748	1,333,682
Globus Medical, Inc., Class AA	49,869	4,354,062
Insulet Corp.A	2,488	707,189
iRhythm Technologies, Inc.A	38,667	6,861,073

		13,256,006

Health Care Providers & Services - 0.9%
HealthEquity, Inc.A	42,815	3,922,282

Health Care Technology - 1.8%
HealthStream, Inc.	84,281	1,944,363
Schrodinger, Inc.A	196,204	3,508,127
Simulations Plus, Inc.A B	136,147	2,481,960

		7,934,450

Life Sciences Tools & Services - 6.0%
Azenta, Inc.A B	86,793	2,886,735
Bio-Techne Corp.	65,676	3,862,406
BioLife Solutions, Inc.A	161,286	3,899,895
ICON PLCA	27,206	4,957,477
Medpace Holdings, Inc.A	8,729	4,902,643
OmniAb, Inc.A C D	25,374	0
Repligen Corp.A	38,078	6,239,461

		26,748,617

Pharmaceuticals - 2.9%
Ligand Pharmaceuticals, Inc.A	39,159	7,403,792
Supernus Pharmaceuticals, Inc.A	108,841	5,409,398

		12,813,190

Total Health Care		87,171,440

Industrials - 21.7%

Aerospace & Defense - 8.7%
AeroVironment, Inc.A	22,971	5,556,455
BWX Technologies, Inc.	30,765	5,317,423
HEICO Corp., Class A	2,848	718,921
Karman Holdings, Inc.A	100,722	7,369,829
Kratos Defense & Security Solutions, Inc.A	80,138	6,083,275

See accompanying notes

8

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 91.0% (continued)

Industrials - 21.7% (continued)

Aerospace & Defense - 8.7% (continued)
Leonardo DRS, Inc.	161,219	$5,495,956
VSE Corp.	46,569	8,045,726

		38,587,585

Air Freight & Logistics - 0.8%
Hub Group, Inc., Class A	87,869	3,744,098

Building Products - 0.8%
AAON, Inc.B	47,059	3,588,249

Commercial Services & Supplies - 1.0%
Montrose Environmental Group, Inc.A	187,628	4,658,803

Electrical Equipment - 3.7%
American Superconductor Corp.A	46,266	1,331,536
Amprius Technologies, Inc.A	385,406	3,040,853
Bloom Energy Corp., Class AA	45,248	3,931,599
Generac Holdings, Inc.A	11,803	1,609,575
Powell Industries, Inc.B	19,804	6,313,119

		16,226,682

Machinery - 2.5%
Lindsay Corp.	24,522	2,890,408
RBC Bearings, Inc.A	18,710	8,390,125

		11,280,533

Professional Services - 1.3%
Maximus, Inc.	64,857	5,598,456

Trading Companies & Distributors - 2.9%
SiteOne Landscape Supply, Inc.A	29,097	3,624,322
Titan Machinery, Inc.A	147,809	2,223,048
Xometry, Inc., Class AA	117,268	6,973,928

		12,821,298

Total Industrials		96,505,704

Information Technology - 21.5%

Communications Equipment - 1.1%
Ciena Corp.A	21,433	5,012,536

Electronic Equipment, Instruments & Components - 2.7%
Cognex Corp.	62,437	2,246,483
Mirion Technologies, Inc.A	101,209	2,370,315
nLight, Inc.A	202,435	7,593,337

		12,210,135

Semiconductors & Semiconductor Equipment - 6.6%
Ambarella, Inc.A	35,741	2,531,893
Credo Technology Group Holding Ltd.A	25,768	3,707,758
Impinj, Inc.A	15,430	2,684,974
Lattice Semiconductor Corp.A	52,590	3,869,572
MACOM Technology Solutions Holdings, Inc.A	39,494	6,764,532
Power Integrations, Inc.	59,597	2,118,077
Rambus, Inc.A	51,135	4,698,795
Silicon Laboratories, Inc.A	22,567	2,949,507

		29,325,108

See accompanying notes

9

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

COMMON STOCKS - 91.0% (continued)

Information Technology - 21.5% (continued)

Software - 10.4%
Agilysys, Inc.A	33,253	$3,951,787
Braze, Inc., Class AA	100,849	3,458,112
Clearwater Analytics Holdings, Inc., Class AA	252,594	6,092,567
Guidewire Software, Inc.A	21,038	4,228,848
Manhattan Associates, Inc.A	22,510	3,901,208
Netskope, Inc., Class AA	118,972	2,086,769
PAR Technology Corp.A B	75,853	2,751,947
Rubrik, Inc., Class AA	60,693	4,641,801
SentinelOne, Inc., Class AA	177,054	2,655,810
Tenable Holdings, Inc.A	90,591	2,131,606
Varonis Systems, Inc.A	129,924	4,261,507
Via Transportation, Inc., Class AA	61,912	1,796,067
Zeta Global Holdings Corp., Class AA B	203,314	4,137,440

		46,095,469

Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage, Inc., Class AA	44,831	3,004,125

Total Information Technology		95,647,373

Materials - 1.4%

Chemicals - 0.9%
Balchem Corp.	26,188	4,016,192

Construction Materials - 0.5%
James Hardie Industries PLCA	119,659	2,482,924

Total Materials		6,499,116

Total Common Stocks (Cost $270,604,789)		404,675,554

FOREIGN COMMON STOCKS - 6.8%

Consumer Discretionary - 2.6%

Broadline Retail - 0.6%
Global-e Online Ltd.A	74,302	2,920,812

Hotels, Restaurants & Leisure - 2.0%
Genius Sports Ltd.A	494,658	5,451,131
Sportradar Group AG, Class AA	137,501	3,268,399

		8,719,530

Total Consumer Discretionary		11,640,342

Energy - 0.9%

Energy Equipment & Services - 0.9%
TechnipFMC PLC	86,204	3,841,250

Financials - 0.5%

Capital Markets - 0.5%
BullishA	64,829	2,455,074

Industrials - 0.6%

Machinery - 0.6%
Kornit Digital Ltd.A	177,852	2,557,512

See accompanying notes

10

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2025

	Shares	Fair Value

FOREIGN COMMON STOCKS - 6.8% (continued)

Information Technology - 2.2%

Electronic Equipment, Instruments & Components - 1.1%
FabrinetA	11,224	$5,110,063

Software - 1.1%
Descartes Systems Group, Inc.A	53,478	4,687,881

Total Information Technology		9,797,944

Total Foreign Common Stocks (Cost $27,052,284)		30,292,122

SHORT-TERM INVESTMENTS - 2.1% (Cost $9,196,323)

Investment Companies - 2.1%
American Beacon U.S. Government Money Market Select Fund, 3.64%E F	9,196,323	9,196,323

SECURITIES LENDING COLLATERAL - 0.1% (Cost $336,540)

Investment Companies - 0.1%
American Beacon U.S. Government Money Market Select Fund, 3.64%E F	336,540	336,540

TOTAL INVESTMENTS - 100.0% (Cost $307,189,936)		444,500,539
OTHER ASSETS, NET OF LIABILITIES - 0.0%		178,518

TOTAL NET ASSETS - 100.0%		$444,679,057

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at December 31, 2025 (Note 8).

C Value was determined using significant unobservable inputs.

D Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2025, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$404,675,554	$–	$0	(1)	$404,675,554
Foreign Common Stocks	30,292,122	–	–		30,292,122
Short-Term Investments	9,196,323	–	–		9,196,323
Securities Lending Collateral	336,540	–	–		336,540

Total Investments in Securities - Assets	$444,500,539	$–	$0	(1)	$444,500,539

(1) Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2025, there were no material transfers into or out of Level 3.

See accompanying notes

11

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2025

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value†	$665,558,327	$434,967,676
Investments in affiliated securities, at fair value‡ §	4,776,134	9,532,863
Dividends and interest receivable	19,343	79,698
Receivable for investments sold	-	489,876
Receivable for fund shares sold	1,149,925	1,192,130
Receivable for expense reimbursement (Note 2)	9,089	39,285
Prepaid expenses	23,908	33,690

Total assets	671,536,726	446,335,218

Liabilities:
Payable for investments purchased	-	346,494
Payable for fund shares redeemed	2,038,974	484,427
Management and sub-advisory fees payable (Note 2)	498,607	360,704
Service fees payable (Note 2)	13,679	13,178
Transfer agent fees payable (Note 2)	20,763	16,392
Payable upon return of securities loaned (Note 8)§	-	336,540
Custody and fund accounting fees payable	44,742	31,638
Professional fees payable	62,420	51,184
Trustee fees payable (Note 2)	370	16
Payable for prospectus and shareholder reports	16,934	6,945
Other liabilities	8,213	8,643

Total liabilities	2,704,702	1,656,161

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$668,832,024	$444,679,057

Analysis of net assets:
Paid-in-capital	$556,702,874	$299,132,246
Total distributable earnings (deficits)A	112,129,150	145,546,811

Net assets	$668,832,024	$444,679,057

See accompanying notes

12

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2025

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	9,149,618	14,492,622

Y Class	4,646,298	6,199,052

Investor Class	1,309,685	2,806,639

A Class	229,162	530,975

C Class	78,454	72,468

R6 Class	4,396,186	5,790,275

Net assets:
R5 Class	$316,965,849	$222,080,462

Y Class	$158,360,339	$92,882,863

Investor Class	$33,501,185	$33,833,430

A Class	$5,801,050	$6,219,270

C Class	$1,641,153	$630,224

R6 Class	$152,562,448	$89,032,808

Net asset value, offering and redemption price per share:
R5 Class	$34.64	$15.32

Y Class	$34.08	$14.98

Investor Class	$25.58	$12.05

A Class	$25.31	$11.71

A Class (offering price)	$26.85	$12.42

C Class	$20.92	$8.70

R6 Class	$34.70	$15.38

† Cost of investments in unaffiliated securities	$578,103,007	$297,657,073
‡ Cost of investments in affiliated securities	$4,776,134	$9,532,863
§ Fair value of securities on loan	$2,080,348	$12,484,726

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

13

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2025

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Investment income:
Dividend income from unaffiliated securities	$3,011,419	$1,303,318
Dividend income from affiliated securities (Note 2)	473,368	404,897
Income derived from securities lending (Note 8)	6,273	34,710

Total investment income	3,491,060	1,742,925

Expenses:
Management and sub-advisory fees (Note 2)	5,861,334	3,681,910
Transfer agent fees (Note 2):
R5 Class	76,173	77,296
Y Class	127,348	57,082
Investor Class	3,353	3,169
A Class	468	486
C Class	168	125
R6 Class	3,710	2,861
Custody and fund accounting fees	181,590	121,900
Professional fees	141,299	93,190
Registration fees and expenses	109,904	103,458
Service fees (Note 2):
Investor Class	106,100	113,797
A Class	11,510	10,641
C Class	1,121	708
Distribution fees (Note 2):
A Class	15,435	14,033
C Class	15,192	6,574
Prospectus and shareholder report expenses	42,308	17,957
Trustee fees (Note 2)	76,278	39,979
Loan interest expense (Note 2)	26,631	-
Line of credit interest expense (Note 9)	7,761	4,066
Other expenses	168,850	83,373

Total expenses	6,976,533	4,432,605

Net fees waived and expenses (reimbursed) (Note 2)	(199,561)	(334,114)

Net expenses	6,776,972	4,098,491

Net investment (loss)	(3,285,912)	(2,355,566)

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	204,432,168	40,477,717
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(130,918,970)	9,880,911

Net gain from investments	73,513,198	50,358,628

Net increase in net assets resulting from operations	$70,227,286	$48,003,062

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

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American Beacon FundsSM

Statements of Changes in Net Assets

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(3,285,912)	$(2,172,919)	$(2,355,566)	$(1,644,436)
Net realized gain from investments in unaffiliated securities	204,432,168	43,767,524	40,477,717	45,759,565
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(130,918,970)	51,931,722	9,880,911	5,349,793

Net increase in net assets resulting from operations	70,227,286	93,526,327	48,003,062	49,464,922

Distributions to shareholders:
Total retained earnings:
R5 Class	(75,017,829)	(25,125,555)	(18,993,825)	(13,995,053)
Y Class	(33,218,413)	(2,272,657)	(8,060,265)	(2,896,475)
Investor Class	(8,853,988)	(1,362,282)	(3,553,089)	(2,780,546)
A Class	(1,589,020)	(285,019)	(670,230)	(380,537)
C Class	(478,536)	(106,525)	(89,736)	(80,873)
R6 Class	(30,932,800)	(1,335,784)	(7,398,999)	(3,583,475)

Net distributions to shareholders	(150,090,586)	(30,487,822)	(38,766,144)	(23,716,959)

Capital share transactions (Note 10):
Proceeds from sales of shares	308,888,091	168,368,231	137,771,419	116,661,438
Reinvestment of dividends and distributions	106,181,823	17,173,362	37,467,986	22,675,703
Cost of shares redeemed	(466,530,045)	(127,846,633)	(104,179,445)	(117,679,450)

Net increase (decrease) in net assets from capital share transactions	(51,460,131)	57,694,960	71,059,960	21,657,691

Net increase (decrease) in net assets	(131,323,431)	120,733,465	80,296,878	47,405,654

Net assets:
Beginning of year	800,155,455	679,421,990	364,382,179	316,976,525

End of year	$668,832,024	$800,155,455	$444,679,057	$364,382,179

See accompanying notes

15

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2025, the Trust consists of twenty-six active series, two of which are presented in this filing: American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. This standard’s purpose is to enhance the transparency and usefulness of income tax disclosures and provide more information about an entity’s exposure to potential changes in tax laws. The ASU is effective for annual periods beginning after December 15, 2024. For the current year, Management has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Stephens Investment Management Group LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Stephens Mid-Cap Growth

All Assets	0.45%

Stephens Small Cap Growth

First $200 million	0.65%
Next $200 million	0.55%

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2025 were as follows:

Stephens Mid-Cap Growth

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,564,710
Sub-Advisory Fees	0.45%	3,296,624

Total	0.80%	$5,861,334

Stephens Small Cap Growth

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,395,089
Sub-Advisory Fees	0.58%	2,286,821

Total	0.93%	$3,681,910

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended December 31, 2025, the Manager received securities lending fees of $742 and $3,932 for the securities lending activities of the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended December 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$175,817
Stephens Small Cap Growth	122,099

As of December 31, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$17,555
Stephens Small Cap Growth	14,510

19

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a December 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2025 Shares/ Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	Stephens Mid-Cap Growth	$4,776,134	$–	$–	$473,368	$4,776,134
U.S. Government Money Market Select	Direct	Stephens Small Cap Growth	9,196,323	–	–	404,897	9,196,323
U.S. Government Money Market Select	Securities Lending	Stephens Small Cap Growth	336,540	–	–	N/A	336,540

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2025, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Stephens Mid-Cap Growth	$11,418	$449	$11,867
Stephens Small Cap Growth	9,908	71	9,979

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2025, the Stephens Mid-Cap Growth Fund borrowed on average $10,248,914 for 18 days at an average interest rate of 5.04% with interest charges of $26,631. These amounts are recorded as “Loan interest expense” in the Statements of Operations. During the year ended December 31, 2025 the Stephens Small Cap Growth Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold

20

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. For the year ended December 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2025 - 4/30/2025	5/1/2025 - 12/31/2025	Reimbursed Expenses	(Recouped) Expenses
Stephens Mid-Cap Growth	R5	0.89%	0.89%	$97,065	$(22,632	)*	2028
Stephens Mid-Cap Growth	Y	0.95%	0.95%	53,571	(6,097	)*	2028
Stephens Mid-Cap Growth	Investor	1.15%	1.15%	24,123	–		2028
Stephens Mid-Cap Growth	A	1.20%	1.20%	10,311	(2,058	)*	2028
Stephens Mid-Cap Growth	C	1.94%	1.94%	547	(19	)*	2028
Stephens Mid-Cap Growth	R6	0.88%	0.88%	18,102	(6,498	)*	2028
Stephens Small Cap Growth	R5	0.99%	0.99%	179,752	(1,695	)**	2028
Stephens Small Cap Growth	Y	1.05%	1.05%	48,222	–		2028
Stephens Small Cap Growth	Investor	1.27%	1.27%	34,788	–		2028
Stephens Small Cap Growth	A	1.28%	1.28%	12,766	(1,331	)**	2028
Stephens Small Cap Growth	C	2.06%	2.06%	672	–		2028
Stephens Small Cap Growth	R6	0.96%	0.96%	57,914	–		2028

*	Of these amounts $33,146, represents Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.
**	These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $9,089 and $39,285 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2025 for the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	$25,989	$-	$40,572	2025
Stephens Mid-Cap Growth	5,911	56,574	-	2026
Stephens Mid-Cap Growth	1,246	58,747	-	2027
Stephens Small Cap Growth	3,026	-	288,655	2025
Stephens Small Cap Growth	-	288,569	-	2026
Stephens Small Cap Growth	-	312,331	-	2027

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2025, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 23% for the Stephens Mid-Cap Growth Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the

21

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

year ended December 31, 2025, RID collected $421 and $728 for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended December 31, 2025, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended December 31, 2025, CDSC fees of $148 were collected for the C Class Shares of Stephens Mid-Cap Growth Fund. There were no CDSC fees collected for the C Class Shares of the Stephens Small Cap Growth Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities

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are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency

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as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Funds invest in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount a Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify

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all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”) , depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually

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high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will

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indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit a Fund’s ability to pursue its

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investment strategies or make certain investments, may make it more costly fora Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to a Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the information technology sector, the value of a Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

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Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2025.

Stephens Small Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$336,540	-	-	-	$336,540

Total Borrowings	$336,540	-	-	-	$336,540

Gross amount of recognized liabilities for securities lending transactions					$336,540

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

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The tax character of distributions paid were as follows:

	Stephens Mid-Cap Growth		Stephens Small Cap Growth
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$6,468,805	$-	$-	$-
Y Class	2,864,431	-	-	-
Investor Class	763,481	-	-	-
A Class	137,021	-	-	-
C Class	41,264	-	-	-
R6 Class	2,667,343	-	-	-
Long-term capital gains
R5 Class	68,549,024	25,125,555	18,993,725	13,995,053
Y Class	30,353,982	2,272,657	8,060,265	2,896,475
Investor Class	8,090,507	1,362,282	3,553,089	2,780,546
A Class	1,451,999	285,019	670,230	380,537
C Class	437,272	106,525	89,736	80,873
R6 Class	28,265,457	1,335,784	7,398,999	3,583,475

Total distributions paid	$150,090,586	$30,487,822	$38,766,144	$23,716,959

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stephens Mid-Cap Growth	$584,080,226	$116,360,943	$(30,106,708)	$86,254,235
Stephens Small Cap Growth	310,251,042	153,254,219	(19,004,722)	134,249,497

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Stephens Mid-Cap Growth	$86,254,235	$12,316,231	$13,558,684	$-	$-	$112,129,150
Stephens Small Cap Growth	134,249,497	-	11,297,314	-	-	145,546,811

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from non-utilization of net-operating losses and equalization as of December 31, 2025:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
Stephens Mid-Cap Growth	$37,274,213	$(37,274,213)
Stephens Small Cap Growth	1,106,242	(1,106,242)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

31

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

As of December 31, 2025, the Funds did not have any capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Stephens Mid-Cap Growth	$365,038,075	$554,972,332
Stephens Small Cap Growth	164,700,430	136,816,337

A summary of the Funds’ transactions in the USG Select Fund for the year ended December 31, 2025 were as follows:

Fund	Type of Transaction	December 31, 2024 Shares/Fair Value	Purchases	Sales	December 31, 2025 Shares/Fair Value
Stephens Mid-Cap Growth	Direct	$16,210,936	$331,683,168	$343,117,970	$4,776,134
Stephens Mid-Cap Growth	Securities Lending	-	18,614,758	18,614,758	-
Stephens Small Cap Growth	Direct	6,060,205	129,320,479	126,184,361	9,196,323
Stephens Small Cap Growth	Securities Lending	-	4,565,117	4,228,577	336,540

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

32

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Stephens Mid-Cap Growth	$2,080,348	$-	$2,139,316	$2,139,316
Stephens Small Cap Growth	12,484,726	336,540	12,687,119	13,023,659

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2025, the Funds did not utilize these facilities.

33

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended December 31,
	2025		2024
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,767,046	$68,248,078	3,831,638	$143,684,617
Reinvestment of dividends	916,856	32,410,844	309,838	12,071,309
Shares redeemed	(10,935,043)	(412,127,721)	(2,952,921)	(110,852,386)

Net increase (decrease) in shares outstanding	(8,251,141)	$(311,468,799)	1,188,555	$44,903,540

	Y Class
	Year Ended December 31,
	2025		2024
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,727,969	$100,867,896	362,374	$13,399,668
Reinvestment of dividends	936,238	32,562,344	55,399	2,131,195
Shares redeemed	(598,841)	(23,424,155)	(125,706)	(4,673,152)

Net increase in shares outstanding	3,065,366	$110,006,085	292,067	$10,857,711

	Investor Class
	Year Ended December 31,
	2025		2024
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	237,481	$7,146,820	71,951	$2,148,376
Reinvestment of dividends	314,694	8,213,503	40,300	1,244,451
Shares redeemed	(204,083)	(6,361,837)	(151,249)	(4,570,912)

Net increase (decrease) in shares outstanding	348,092	$8,998,486	(38,998)	$(1,178,085)

	A Class
	Year Ended December 31,
	2025		2024
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	5,954	$188,190	19,161	$574,122
Reinvestment of dividends	61,316	1,583,796	9,269	284,098
Shares redeemed	(37,078)	(1,130,269)	(50,747)	(1,530,239)

Net increase (decrease) in shares outstanding	30,192	$641,717	(22,317)	$(672,019)

	C Class
	Year Ended December 31,
	2025		2024
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	15,664	$396,472	10,713	$285,910
Reinvestment of dividends	22,414	478,536	3,963	106,525
Shares redeemed	(38,349)	(936,584)	(23,281)	(614,601)

Net (decrease) in shares outstanding .	(271)	$(61,576)	(8,605)	$(222,166)

	R6 Class
	Year Ended December 31,
	2025		2024
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,127,400	$132,040,635	220,583	$8,275,538
Reinvestment of dividends	873,561	30,932,800	34,242	1,335,784
Shares redeemed	(546,573)	(22,549,479)	(149,808)	(5,605,343)

Net increase in shares outstanding	3,454,388	$140,423,956	105,017	$4,005,979

34

American Beacon FundsSM

Notes to Financial Statements

December 31, 2025

	R5 Class
	Year Ended December 31,
	2025		2024
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,617,144	$39,165,511	3,818,279	$56,370,620
Reinvestment of dividends	1,125,539	17,715,981	862,831	12,976,977
Shares redeemed	(4,051,801)	(62,107,915)	(4,098,862)	(58,582,990)

Net increase (decrease) in shares outstanding	(309,118)	$(5,226,423)	582,248	$10,764,607

	Y Class
	Year Ended December 31,
	2025		2024
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,884,319	$59,298,187	1,399,723	$21,168,252
Reinvestment of dividends	522,729	8,044,805	195,359	2,879,601
Shares redeemed	(1,262,682)	(18,787,270)	(667,259)	(9,744,610)

Net increase in shares outstanding	3,144,366	$48,555,722	927,823	$14,303,243

	Investor Class
	Year Ended December 31,
	2025		2024
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	285,255	$3,612,398	298,839	$3,586,746
Reinvestment of dividends	286,610	3,548,235	228,740	2,774,610
Shares redeemed	(773,340)	(9,888,895)	(597,243)	(7,376,103)

Net (decrease) in shares outstanding .	(201,475)	$(2,728,262)	(69,664)	$(1,014,747)

	A Class
	Year Ended December 31,
	2025		2024
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	137,267	$1,538,847	4,188	$50,020
Reinvestment of dividends	55,713	670,230	32,163	380,167
Shares redeemed	(69,343)	(835,421)	(146,431)	(1,741,212)

Net increase (decrease) in shares outstanding	123,637	$1,373,656	(110,080)	$(1,311,025)

	C Class
	Year Ended December 31,
	2025		2024
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	15,361	$120,261	14,069	$139,110
Reinvestment of dividends	10,038	89,736	8,829	80,873
Shares redeemed	(43,010)	(386,297)	(9,783)	(93,489)

Net increase (decrease) in shares outstanding	(17,611)	$(176,300)	13,115	$126,494

	R6 Class
	Year Ended December 31,
	2025		2024
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,286,708	$34,036,215	2,548,037	$35,346,690
Reinvestment of dividends	468,291	7,398,999	237,631	3,583,475
Shares redeemed	(799,697)	(12,173,647)	(2,715,221)	(40,141,046)

Net increase (decrease) in shares outstanding	1,955,302	$29,261,567	70,447	$(1,210,881)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

35

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended December 31,
	2025		2024	2023		2022	2021

Net asset value, beginning of period	$38.33		$35.08	$27.94		$39.90	$37.67

Income (loss) from investment operations:
Net investment (loss)	(0.17	)A	(0.06)	(0.08	)A	(0.13)	(0.14)
Net gains (losses) on investments (both realized and unrealized)	5.27		4.79	7.22		(11.06)	4.80

Total income (loss) from investment operations	5.10		4.73	7.14		(11.19)	4.66

Less distributions:
Distributions from net realized gains	(8.79)		(1.48)	-		(0.77)	(2.43)

Total distributions	(8.79)		(1.48)	-		(0.77)	(2.43)

Net asset value, end of period	$34.64		$38.33	$35.08		$27.94	$39.90

Total returnB	12.85%		13.41%	25.55%		(28.04)%	12.46%

Ratios and supplemental data:
Net assets, end of period	$316,965,849		$666,887,131	$568,803,340		$384,632,608	$611,720,453
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.92%		0.89%	0.90%		0.90%	0.90%
Expenses, net of reimbursements and/or recoupments	0.90	%CD	0.89%	0.89%		0.89%	0.89%
Net investment (loss), before expense reimbursements and/or recoupments	(0.44)%		(0.27)%	(0.26)%		(0.24)%	(0.54)%
Net investment (loss), net of reimbursements and/or recoupments	(0.42)%		(0.27)%	(0.25)%		(0.23)%	(0.53)%
Portfolio turnover rate	51%		24%	16%		20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.89%, for the period ended December 31, 2025.

See accompanying notes

36

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2025		2024		2023	2022	2021

Net asset value, beginning of period	$37.85		$34.69		$27.64	$39.51	$37.34

Income (loss) from investment operations:
Net investment (loss)	(0.20	)A	(0.12	)A	(0.18)	(0.34)	(0.20)
Net gains (losses) on investments (both realized and unrealized)	5.22		4.76		7.23	(10.76)	4.80

Total income (loss) from investment operations	5.02		4.64		7.05	(11.10)	4.60

Less distributions:
Distributions from net realized gains	(8.79)		(1.48)		-	(0.77)	(2.43)

Total distributions	(8.79)		(1.48)		-	(0.77)	(2.43)

Net asset value, end of period	$34.08		$37.85		$34.69	$27.64	$39.51

Total returnB	12.81%		13.30%		25.51%	(28.09)%	12.41%

Ratios and supplemental data:
Net assets, end of period	$158,360,339		$59,837,617		$44,706,237	$38,984,552	$82,970,930
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.00%		0.98%		0.99%	0.98%	0.97%
Expenses, net of reimbursements and/or recoupments	0.96	%C D	0.95%		0.95%	0.95%	0.95%
Net investment (loss), before expense reimbursements and/or recoupments	(0.53)%		(0.36)%		(0.36)%	(0.32)%	(0.64)%
Net investment (loss), net of reimbursements and/or recoupments	(0.49)%		(0.33)%		(0.32)%	(0.29)%	(0.62)%
Portfolio turnover rate	51%		24%		16%	20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.95%, for the period ended December 31, 2025.

See accompanying notes

37

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$30.37		$28.15	$22.48		$32.42		$31.09

Income (loss) from investment operations:
Net investment (loss)	(0.22	)A	(0.24)	(0.32)		(0.13	)A	(0.41)
Net gains (losses) on investments (both realized and unrealized)	4.22		3.94	5.99		(9.04)		4.17

Total income (loss) from investment operations	4.00		3.70	5.67		(9.17)		3.76

Less distributions:
Distributions from net realized gains	(8.79)		(1.48)	-		(0.77)		(2.43)

Total distributions	(8.79)		(1.48)	-		(0.77)		(2.43)

Net asset value, end of period	$25.58		$30.37	$28.15		$22.48		$32.42

Total returnB	12.61%		13.05%	25.22%		(28.28)%		12.20%

Ratios and supplemental data:
Net assets, end of period	$33,501,185		$29,208,326	$28,162,111		$24,969,273		$16,964,278
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.23%		1.21%	1.22%		1.23%		1.14%
Expenses, net of reimbursements and/or recoupments	1.16	%CE	1.15%	1.18	%D	1.23%		1.14%
Net investment (loss), before expense reimbursements and/or recoupments	(0.75)%		(0.59)%	(0.58)%		(0.54)%		(0.79)%
Net investment (loss), net of reimbursements and/or recoupments	(0.68)%		(0.53)%	(0.54)%		(0.54)%		(0.79)%
Portfolio turnover rate	51%		24%	16%		20%		28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.15%, for the period ended December 31, 2025.

See accompanying notes

38

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2025		2024	2023		2022	2021

Net asset value, beginning of period	$30.15		$27.96	$22.34		$32.22	$30.92

Income (loss) from investment operations:
Net investment (loss)	(0.23	)A	(0.73)	(0.42)		(0.04)	(0.80)
Net gains (losses) on investments (both realized and unrealized)	4.18		4.40	6.04		(9.07)	4.53

Total income (loss) from investment operations	3.95		3.67	5.62		(9.11)	3.73

Less distributions:
Distributions from net realized gains	(8.79)		(1.48)	-		(0.77)	(2.43)

Total distributions	(8.79)		(1.48)	-		(0.77)	(2.43)

Net asset value, end of period	$25.31		$30.15	$27.96		$22.34	$32.22

Total returnB	12.53%		13.03%	25.16%		(28.27)%	12.17%

Ratios and supplemental data:
Net assets, end of period	$5,801,050		$5,999,749	$6,187,739		$5,243,837	$7,400,729
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.38%		1.38%	1.40%		1.22%	1.14%
Expenses, net of reimbursements and/or recoupments	1.21	%C E	1.20%	1.21	%D	1.22%	1.13%
Net investment (loss), before expense reimbursements and/or recoupments	(0.90)%		(0.76)%	(0.76)%		(0.55)%	(0.75)%
Net investment (loss), net of reimbursements and/or recoupments	(0.73)%		(0.58)%	(0.57)%		(0.55)%	(0.74)%
Portfolio turnover rate	51%		24%	16%		20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.20%, for the period ended December 31, 2025.

See accompanying notes

39

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$26.44		$24.86	$20.01	$29.19	$28.44

Income (loss) from investment operations:
Net investment (loss)	(0.40	)A	(0.80)	(0.28)	(0.83)	(0.63)
Net gains (losses) on investments (both realized and unrealized)	3.67		3.86	5.13	(7.58)	3.81

Total income (loss) from investment operations	3.27		3.06	4.85	(8.41)	3.18

Less distributions:
Distributions from net realized gains	(8.79)		(1.48)	-	(0.77)	(2.43)

Total distributions	(8.79)		(1.48)	-	(0.77)	(2.43)

Net asset value, end of period	$20.92		$26.44	$24.86	$20.01	$29.19

Total returnB	11.71%		12.20%	24.24%	(28.80)%	11.29%

Ratios and supplemental data:
Net assets, end of period	$1,641,153		$2,081,631	$2,171,329	$1,740,775	$2,977,572
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.98%		1.95%	1.97%	1.97%	1.98%
Expenses, net of reimbursements and/or recoupments	1.95	%C D	1.94%	1.94%	1.94%	1.94%
Net investment (loss), before expense reimbursements and/or recoupments	(1.50)%		(1.33)%	(1.34)%	(1.31)%	(1.65)%
Net investment (loss), net of reimbursements and/or recoupments	(1.47)%		(1.32)%	(1.31)%	(1.28)%	(1.61)%
Portfolio turnover rate	51%		24%	16%	20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.94%, for the period ended December 31, 2025.

See accompanying notes

40

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2025		2024	2023		2022	2021

Net asset value, beginning of period	$38.37		$35.12	$27.97		$39.94	$37.70

Income (loss) from investment operations:
Net investment (loss)	(0.18	)A	(0.03)	(0.10	)A	(0.23)	(0.14)
Net gains (losses) on investments (both realized and unrealized)	5.30		4.76	7.25		(10.97)	4.81

Total income (loss) from investment operations	5.12		4.73	7.15		(11.20)	4.67

Less distributions:
Distributions from net realized gains	(8.79)		(1.48)	-		(0.77)	(2.43)

Total distributions	(8.79)		(1.48)	-		(0.77)	(2.43)

Net asset value, end of period	$34.70		$38.37	$35.12		$27.97	$39.94

Total returnB	12.89%		13.39%	25.56%		(28.04)%	12.47%

Ratios and supplemental data:
Net assets, end of period	$152,562,448		$36,141,001	$29,391,234		$24,219,148	$55,701,734
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.91%		0.88%	0.89%		0.89%	0.88%
Expenses, net of reimbursements and/or recoupments	0.89	%CD	0.88%	0.88%		0.89%	0.87%
Net investment (loss), before expense reimbursements and/or recoupments	(0.45)%		(0.26)%	(0.26)%		(0.26)%	(0.50)%
Net investment (loss), net of reimbursements and/or recoupments	(0.43)%		(0.26)%	(0.25)%		(0.26)%	(0.49)%
Portfolio turnover rate	51%		24%	16%		20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.88%, for the period ended December 31, 2025.

See accompanying notes

41

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended December 31,
	2025		2024		2023	2022		2021

Net asset value, beginning of period	$14.91		$13.74		$11.64	$18.31		$19.27

Income (loss) from investment operations:
Net investment (loss)	(0.09	)A	(0.07	)A	(0.09)	(0.17	)B	(0.17	)A
Net gains (losses) on investments (both realized and unrealized)	1.89		2.23		2.36	(5.06)		2.89

Total income (loss) from investment operations	1.80		2.16		2.27	(5.23)		2.72

Less distributions:
Distributions from net realized gains	(1.39)		(0.99)		(0.17)	(1.44)		(3.68)

Total distributions	(1.39)		(0.99)		(0.17)	(1.44)		(3.68)

Net asset value, end of period	$15.32		$14.91		$13.74	$11.64		$18.31

Total returnC	11.82%		15.69%		19.51%	(28.50)%		14.34%

Ratios and supplemental data:
Net assets, end of period	$222,080,462		$220,665,620		$195,356,581	$167,776,189		$280,613,603
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.08%		1.08%		1.09%	1.08%		1.04%
Expenses, net of reimbursements and/or recoupments	1.00	%D	0.99%		0.99%	0.99%		0.99%
Net investment (loss), before expense reimbursements and/or recoupments	(0.64)%		(0.54)%		(0.61)%	(0.70	)%B	(0.86)%
Net investment (loss), net of reimbursements and/or recoupments	(0.56)%		(0.45)%		(0.51)%	(0.61	)%B	(0.81)%
Portfolio turnover rate	35%		37%		15%	27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0132.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.99%, for the period ended December 31, 2025.

See accompanying notes

42

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2025		2024		2023	2022		2021

Net asset value, beginning of period	$14.61		$13.49		$11.44	$18.04		$19.05

Income (loss) from investment operations:
Net investment (loss)	(0.10	)A	(0.07	)A	(0.24)	(0.96	)B	(0.13)
Net gains (losses) on investments (both realized and unrealized)	1.86		2.18		2.46	(4.20)		2.80

Total income (loss) from investment operations	1.76		2.11		2.22	(5.16)		2.67

Less distributions:
Distributions from net realized gains	(1.39)		(0.99)		(0.17)	(1.44)		(3.68)

Total distributions	(1.39)		(0.99)		(0.17)	(1.44)		(3.68)

Net asset value, end of period	$14.98		$14.61		$13.49	$11.44		$18.04

Total returnC	11.79%		15.61%		19.42%	(28.54)%		14.23%

Ratios and supplemental data:
Net assets, end of period	$92,882,863		$44,637,961		$28,695,634	$25,622,348		$55,841,696
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14%		1.13%		1.13%	1.13%		1.10%
Expenses, net of reimbursements and/or recoupments	1.06	%D	1.05%		1.05%	1.05%		1.05%
Net investment (loss), before expense reimbursements and/or recoupments	(0.70)%		(0.59)%		(0.65)%	(0.75	)%B	(0.88)%
Net investment (loss), net of reimbursements and/or recoupments	(0.62)%		(0.51)%		(0.57)%	(0.67	)%B	(0.83)%
Portfolio turnover rate	35%		37%		15%	27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0152.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.05%, for the period ended December 31, 2025.

See accompanying notes

43

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$12.02		$11.27	$9.60		$15.51		$16.88

Income (loss) from investment operations:
Net investment (loss)	(0.10	)A	(0.16)	(0.09	)A	(4.03	)B	(0.04)
Net gains (losses) on investments (both realized and unrealized)	1.52		1.90	1.93		(0.44)		2.35

Total income (loss) from investment operations	1.42		1.74	1.84		(4.47)		2.31

Less distributions:
Distributions from net realized gains	(1.39)		(0.99)	(0.17)		(1.44)		(3.68)

Total distributions	(1.39)		(0.99)	(0.17)		(1.44)		(3.68)

Net asset value, end of period	$12.05		$12.02	$11.27		$9.60		$15.51

Total returnC	11.50%		15.40%	19.18%		(28.74)%		13.93%

Ratios and supplemental data:
Net assets, end of period	$33,833,430		$36,158,013	$34,697,255		$14,745,379		$78,747,464
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.38%		1.41%	1.32%		1.35%		1.35%
Expenses, net of reimbursements and/or recoupments	1.28	%D	1.27%	1.28%		1.30%		1.30%
Net investment (loss), before expense reimbursements and/or recoupments	(0.94)%		(0.87)%	(0.87)%		(1.00	)%B	(1.13)%
Net investment (loss), net of reimbursements and/or recoupments	(0.84)%		(0.73)%	(0.83)%		(0.95	)%B	(1.08)%
Portfolio turnover rate	35%		37%	15%		27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0146.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.27%, for the period ended December 31, 2025.

See accompanying notes

44

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2025		2024	2023	2022		2021

Net asset value, beginning of period	$11.71		$11.01	$9.38	$15.20		$16.60

Income (loss) from investment operations:
Net investment (loss)	(0.10	)A	(0.67)	(1.72)	(0.10	)A B	(0.19	)A
Net gains (losses) on investments (both realized and unrealized)	1.49		2.36	3.52	(4.28)		2.47

Total income (loss) from investment operations	1.39		1.69	1.80	(4.38)		2.28

Less distributions:
Distributions from net realized gains	(1.39)		(0.99)	(0.17)	(1.44)		(3.68)

Total distributions	(1.39)		(0.99)	(0.17)	(1.44)		(3.68)

Net asset value, end of period	$11.71		$11.71	$11.01	$9.38		$15.20

Total returnC	11.55%		15.31%	19.20%	(28.74)%		13.99%

Ratios and supplemental data:
Net assets, end of period	$6,219,270		$4,771,737	$5,696,802	$22,160,000		$7,203,359
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.51%		1.56%	1.48%	1.43%		1.38%
Expenses, net of reimbursements and/or recoupments	1.29	%D	1.28%	1.28%	1.28%		1.28%
Net investment (loss), before expense reimbursements and/or recoupments	(1.06)%		(1.02)%	(0.98)%	(1.03	)%B	(1.18)%
Net investment (loss), net of reimbursements and/or recoupments	(0.84)%		(0.74)%	(0.78)%	(0.88	)%B	(1.08)%
Portfolio turnover rate	35%		37%	15%	27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0115.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.28%, for the period ended December 31, 2025.

See accompanying notes

45

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2025		2024		2023		2022		2021

Net asset value, beginning of period	$9.08		$8.79		$7.58		$12.91		$14.63

Income (loss) from investment operations:
Net investment (loss)	(0.15	)A	(0.14	)A	(0.13	)A	(1.65	)B	(0.53)
Net gains (losses) on investments (both realized and unrealized)	1.16		1.42		1.51		(2.24)		2.49

Total income (loss) from investment operations	1.01		1.28		1.38		(3.89)		1.96

Less distributions:
Distributions from net realized gains	(1.39)		(0.99)		(0.17)		(1.44)		(3.68)

Total distributions	(1.39)		(0.99)		(0.17)		(1.44)		(3.68)

Net asset value, end of period	$8.70		$9.08		$8.79		$7.58		$12.91

Total returnC	10.70%		14.51%		18.22%		(30.04)%		12.91%

Ratios and supplemental data:
Net assets, end of period	$630,224		$817,857		$676,861		$262,215		$566,124
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.17%		2.14%		2.16%		2.17%		2.24%
Expenses, net of reimbursements and/or recoupments	2.07	%D	2.06%		2.06%		2.06%		2.06%
Net investment (loss), before expense reimbursements and/or recoupments	(1.73)%		(1.60)%		(1.68)%		(1.79	)%B	(2.04)%
Net investment (loss), net of reimbursements and/or recoupments	(1.63)%		(1.52)%		(1.58)%		(1.68	)%B	(1.86)%
Portfolio turnover rate	35%		37%		15%		27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0104.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 2.06%, for the period ended December 31, 2025.

See accompanying notes

46

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2025		2024	2023	2022		2021

Net asset value, beginning of period	$14.95		$13.77	$11.67	$18.34		$19.30

Income (loss) from investment operations:
Net investment (loss)	(0.08	)A	(0.07)	(0.04)	(0.08	)A B	(0.11)
Net gains (losses) on investments (both realized and unrealized)	1.90		2.24	2.31	(5.15)		2.83

Total income (loss) from investment operations	1.82		2.17	2.27	(5.23)		2.72

Less distributions:
Distributions from net realized gains	(1.39)		(0.99)	(0.17)	(1.44)		(3.68)

Total distributions	(1.39)		(0.99)	(0.17)	(1.44)		(3.68)

Net asset value, end of period	$15.38		$14.95	$13.77	$11.67		$18.34

Total returnC	11.92%		15.73%	19.46%	(28.45)%		14.30%

Ratios and supplemental data:
Net assets, end of period	$89,032,808		$57,330,991	$51,853,392	$38,307,599		$21,521,147
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05%		1.04%	1.05%	1.04%		1.01%
Expenses, net of reimbursements and/or recoupments	0.97	%D	0.96%	0.96%	0.96%		0.96%
Net investment (loss), before expense reimbursements and/or recoupments	(0.61)%		(0.48)%	(0.57)%	(0.63	)%B	(0.80)%
Net investment (loss), net of reimbursements and/or recoupments	(0.53)%		(0.40)%	(0.48)%	(0.55	)%B	(0.75)%
Portfolio turnover rate	35%		37%	15%	27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0141.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.96%, for the period ended December 31, 2025.

See accompanying notes

47

American Beacon FundsSM

Federal Tax Information

December 31, 2025 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Stephens Mid-Cap Growth	22.98%
Stephens Small Cap Growth	0.00%

Qualified Dividend Income:

Stephens Mid-Cap Growth	23.42%
Stephens Small Cap Growth	0.00%

Long-Term Capital Gain Distributions:

Stephens Mid-Cap Growth	$174,422,454
Stephens Small Cap Growth	$41,200,458

Short-Term Capital Gain Distributions:

Stephens Mid-Cap Growth	$12,942,345
Stephens Small Cap Growth	$0

Shareholders received notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

48

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon Man Large Cap Growth Fund, American Beacon Man Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

49

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund are service marks of American Beacon Advisors, Inc.

AR 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1) The date of the meeting and whether it was an annual or special meeting.

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon Man Large Cap Growth Fund, American Beacon Man Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

(2) If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting. Refer to Item 9(1).

(3) A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office. Refer to Item 9(1).

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Approvals Related to the American Beacon Stephens Mid-Cap Growth Fund and the American Beacon Stephens Small Cap Growth Fund

At its March 5, 2025 meeting, the Board of Trustees (the “Board”) of American Beacon Funds (the “Trust”) considered the approval of a new investment advisory agreement (the “New Agreement”) among American Beacon Advisors, Inc. (“Manager”), Stephens Investment Management Group, LLC (“Stephens”), and the Trust, on behalf of the American Beacon Stephens Mid-Cap Growth Fund and the American Beacon Stephens Small Cap Growth Fund (the “Funds”). The Board was advised that a change in control of Stephens was expected to occur in March or April 2025, and that the change in control, if and when it occurred, would result in an assignment and the automatic termination of the existing investment advisory agreement among the Manager, Stephens and the Trust, on behalf of the Funds (the “Existing Agreement”). The change of control involved the transfer by Warren Stephens, the sole shareholder of Stephens’ parent company, of a 25% direct or indirect interest in Stephens to each of his three children. The change of control was completed on December 31, 2025.

Prior to the March 5, 2025 meeting, information was provided to the Board by Stephens and the Manager regarding the anticipated change of control and the New Agreement. In connection with its consideration of the New Agreement, the Board considered that the terms of the New Agreement would be substantially similar to the terms of the Existing Agreement, and that the services provided by Stephens to the Funds and the fee rates paid by the Funds to Stephens were not expected to change. The Board also considered that the individuals who currently provide portfolio management services to the Funds were expected to remain the same after the change of control. In determining whether to approve the New Agreement, the Board considered certain information provided in connection with its most recent prior annual review of the Existing Agreement, pursuant to which it had considered the following factors with respect to the Funds: (1) the nature and quality of the services provided; (2) the investment performance of the Funds; (3) comparisons of the services and fee rates with contracts entered into by Stephens or its affiliates with other clients (such as pension funds and other institutional clients); (4) the extent to which economies of scale, if any, have been taken into account in setting each Fund’s fee rate schedule; (5) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (6) any other benefits derived or anticipated to be derived by Stephens from its relationship with the Funds. In connection with this review, the Board had not considered the costs of the services to be provided and any profits to be realized by Stephens from its relationship with the Funds, instead noting the arm’s-length nature of the relationship between the Manager and Stephens with respect to the negotiation of the advisory fee rate on behalf of the Funds. The Board, in consideration of these factors in connection with the review of the Existing Agreement, determined it was not necessary to consider these factors in connection with the approval of the New Agreement, given the foregoing considerations with respect to the New Agreement.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Funds, the Manager or Stephens, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the New Agreement was in the best interests of the Funds and approved the New Agreement.

2

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: March 5, 2026

By	/s/ Melinda G. Heika

Melinda G. Heika
Principal Financial Officer
American Beacon Funds
Date: March 5, 2026